As filed with the Securities and Exchange Commission on June 9, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA  94523-3967
(Address of principal executive offices) (Zip code)

Carrie Hansen
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA  94523-3967
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  April 1, 2007 through March 31, 2008

Item 1. Report to Stockholders.

Dear Shareholder,	May 7, 2008

We are pleased to present you with the Annual Report for the AssetMark Funds.  This Annual Report covers the twelve-month period from April 1, 2007 through March 31, 2008.

Economic & Market Overview

The equity markets experienced substantial volatility over the period covered in this report, with most major equity indexes and the majority of equity asset classes delivering negative returns.  Fixed income treasury securities managed to remain in positive territory as investors became more risk averse and sought the relative safety of Treasury securities.

Investors appeared to shake off the volatility experienced in early 2007 (before the reporting period began), with the equity markets recovering to near all-time highs by the summer of 2007.

By fall 2007, however, the difficult housing market and the ongoing issues within the sub-prime mortgage market sparked a second wave of declines.  Bleak economic news left many investors increasingly pessimistic about future growth prospects, making rallies short-lived and ineffectual.

Turning to performance: Large capitalization companies and growth companies provided stronger relative performance within the U.S. equity markets.  International equity markets benefited from the weakness of the U.S. dollar with emerging markets providing a stellar 21.65% return for the twelve month period, per the MSCI Emerging Markets Index.  A beneficiary of the strength of the emerging markets was commodities, which also returned over 21% for the period, per the Dow Jones AIG Commodity IndexSM.  U.S. real estate was hardest hit and had the weakest returns among the asset classes in which the Funds invest.

Within fixed income, U.S. Treasuries clearly outperformed corporate fixed income securities.  Last year’s winner, high yield, provided the weakest relative returns.  U.S. Treasury inflation-protected securities (TIPS) and longer-maturity securities had the strongest returns in the domestic market.  The municipal market trailed the taxable bond market as it came under pressure due to a high volume of selling by non-traditional investors, such as hedge funds, and nervousness regarding the viability of the monoline insurers who insure municipal securities.

AssetMark Funds Sub-Advisor Changes

AssetMark Investment Services, Inc. seeks to consistently identify and engage highly skilled investment managers as sub-advisors for each Fund.  We also seek to effectively combine managers with complementary skills to reduce volatility and achieve more consistent investment results.

During the reporting period, we made the following sub-advisor changes:

●	On December 21, 2007, Duff and Phelps Investment Management Company was engaged to replace AEW Management and Advisors as a sub-advisor for the AssetMark Real Estate Securities Fund.

●	On March 26, 2008, Integrity Asset Management was engaged to replace First Quadrant as a sub-advisor for the AssetMark Small/Mid Cap Value Fund.

AssetMark Funds Overview

The past fiscal year was a difficult period for active managers, including several of the Funds, due to the turbulent market conditions.

The following is a brief discussion of the performance for each of the twelve AssetMark Funds during the period:

The AssetMark Large Cap Growth Fund returned -3.88% for the twelve months ended March 31, 2008. The fund trailed the Russell 1000 Growth Index, a widely accepted unmanaged benchmark for large cap growth portfolios, which returned -0.76%.

Wellington Management Company’s portion of the fund underperformed the index.  Wellington’s strategy suffered as investors lost confidence in earnings, a critical factor in their quantitative strategy, and from their exposures to the financial and consumer discretionary sectors.  In the first quarter of 2008, TCW Investment Management's technology holdings negatively affected performance for the full fiscal year after having benefited during the return of the growth market in 2007. Atlanta Capital Management’s focus on high quality growth companies helped this portion of the fund outperform the index over the fiscal year.

The AssetMark Large Cap Value Fund returned -12.23% for the twelve months ended March 31, 2008. The fund trailed the Russell 1000® Value Index, a widely accepted unmanaged benchmark for large cap value portfolios, which returned -10.00%.

The long-term, value oriented investment style of Brandes Investment Partners was the main driver of the underperformance – particularly due to its stock selection in the challenging consumer discretionary sector and its decision to buy stocks at a somewhat depressed prices across various other sectors. NFJ Investment Group provided solid performance through the period, benefiting from stock selection in the energy sector and gaining some stability from its focus on dividend paying securities. Despite a large exposure to financials, Davis Selected Advisors provided strong returns due to stock selection within the sector.

The AssetMark Small/Mid Cap Growth Fund returned -10.31% for the twelve months ended March 31, 2008. The trailed the Russell 2500™ Growth Index, a widely accepted unmanaged benchmark for small-mid cap growth portfolios, which returned -6.25%.

Following a superior 2007, Copper Rock Capital Partners’ portion of the fund underperformed in the first quarter of 2008, due to a large exposure to consumer discretionary stocks. Nicholas-Applegate Capital Management underperformed during the market turmoil in the latter half of 2007, with factors used in Nicholas-Applegate Capital Management’ s systematic model that were associated with earnings and low price/book ratios being the drivers of the underperformance.

The AssetMark Small/Mid Cap Value Fund returned -19.47% for the twelve months ended March 31, 2008. The fund trailed the Russell 2500™ Value Index, a widely accepted unmanaged benchmark for small-mid cap value portfolios, which returned -16.54%.

All of the underperformance occurred in the portion of the Fund managed by First Quadrant and was primarily the result of poor stock selection decisions across all sectors.  First Quadrant was removed from the fund and replaced with Integrity Asset Management on March 26, 2008.  Advisory Research provided strong returns for the fiscal year, with strong stock selection in a number of sectors, especially the financials and consumer discretionary sectors.

The AssetMark International Equity Fund returned -3.85% for the twelve months ended March 31, 2008. The fund trailed the MSCI EAFE® Index, a widely accepted unmanaged benchmark for developed market international equity portfolios, which returned -2.27%

Clay Finlay outperformed the index for the period due to strong stock selection in nine of ten sectors.  Oppenheimer Capital delivered a strong last quarter of 2007, benefiting from its emerging markets exposure, however trailed for the full 12 month period due to specific stock selection.

The AssetMark Real Estate Securities Fund returned -19.74% for the twelve months ended March 31, 2008. The fund trailed the Dow Jones Wilshire REIT Index, a widely accepted unmanaged benchmark for real estate security portfolios, which returned -18.83%.

AEW Management and Advisors was the main driver of the underperformance due to its large exposure to hotels.  Duff & Phelps Investment Management replaced AEW Management and Advisors as a sub-advisor for the Fund on December 21, 2007.  Adelante Capital Management provided a solid year of performance, focusing on core sectors and delivering strong security selection.

The AssetMark Core Plus Fixed Income Fund returned 3.87% for the twelve months ended March 31, 2008.  The fund trailed the Lehman Brothers® Aggregate Bond Index, a widely accepted unmanaged benchmark for core fixed income portfolios, which returned 7.67%.

Both managers trailed the index over the period, with the Goldman Sachs’ portion of the fund negatively impacted in the first quarter of 2008 by exposure to agency adjustable-rate mortgages.  Western Asset Management underperformed in the latter half of 2007 as a result of its high exposure to non-Treasury sectors, especially overweight exposures to high-yield securities and mortgage related securities.

The AssetMark Tax-Exempt Fund returned 0.28% for the twelve months ended March 31, 2008. The fund trailed the Lehman U.S. Municipal Index, a widely accepted unmanaged benchmark for municipal portfolios, which returned 1.9%.

Delaware Management’s opportunistic investments in lower rated municipal securities dragged on the performance of the fund. Nuveen Asset Management’s more conservative positioning of their portion of the fund’s portfolio with higher quality securities benefited performance over the period.

The AssetMark Enhanced Fundamental Index™ Large Company Growth Fund returned -3.4% since inception on August 9, 2007 through March 31, 2008.  The fund outperformed the Russell 1000® Growth Index, a widely accepted unmanaged benchmark for large cap growth portfolios, which returned -5.70%.

The AssetMark Enhanced Fundamental Index Large Company Value Fund returned -14.73% since inception on August 9, 2007 through March 31, 2008.  The fund trailed the Russell 1000® Value Index, a widely accepted unmanaged benchmark for large cap value portfolios, which returned -9.60%.

The AssetMark Enhanced Fundamental Index™ Small Company Growth Fund returned -8.8% since inception on August 9, 2007 through March 31, 2008.  The fund outperformed the Russell 2000® Growth Index, a widely accepted unmanaged benchmark for small cap growth portfolios, which returned -12.23%.

The AssetMark Enhanced Fundamental Index™ Small Company Value Fund returned -16.27% since inception on August 9, 2007 through March 31, 2008.  The fund trailed the Russell 2000® Value Index, a widely accepted unmanaged benchmark for small value portfolios, which returned -10.90%.

The AssetMark Enhanced Fundamental IndexTM funds were launched into an unfavorable economic and market environment where growth momentum drove market returns.  In this environment, the fundamental index strategies tend to trail their respective cap-weighted indices index due to the emphasis on valuations in creation of the strategy.  The growth funds benefited in the first quarter as the markets reversed and the conservative growth tilt aided performance.  The value funds however struggled in the first quarter due to a large exposure to financials, which detracted from performance over the period.

We greatly appreciate your decision, in working closely with your investment advisor, to include the AssetMark Funds as a component of your overall investment portfolio. We will continue to carefully evaluate our sub-advisors to ensure that each Fund is well positioned to deliver strong long-term value to our shareholders.

Sincerely,

Ronald D. Cordes Chairman AssetMark Funds

Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds.  Please read the prospectus carefully before you invest or send money.  The prospectus is available upon request, without charge, by calling 1-888-278-5809.

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
March 31, 2008

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Expense Example shown below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Example is based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period (October 1, 2007 – March 31, 2008) for the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund.

Actual Expenses
The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2008

	AssetMark Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$860.90	$6.28

Hypothetical (5% return
before expenses)	1,000.00	1,018.25	6.81
* Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.  The expense ratio excludes the securities lending credit.

	AssetMark Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$847.50	$6.24

Hypothetical (5% return
before expenses)	1,000.00	1,018.25	6.81
* Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$818.50	$6.82

Hypothetical (5% return
before expenses)	1,000.00	1,017.50	7.57
* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Small/Mid Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$833.20	$6.97

Hypothetical (5% return
before expenses)	1,000.00	1,017.40	7.67
* Expenses are equal to the Fund’s annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2008

	AssetMark International Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$896.40	$7.02

Hypothetical (5% return
before expenses)	1,000.00	1,017.60	7.47
* Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$870.00	$7.48

Hypothetical (5% return
before expenses)	1,000.00	1,017.00	8.07
* Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

	AssetMark Tax-Exempt Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$1,000.00	$6.25

Hypothetical (5% return
before expenses)	1,000.00	1,018.75	6.31
* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

	AssetMark Core Plus Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$1,020.30	$6.01

Hypothetical (5% return
before expenses)	1,000.00	1,019.05	6.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The expense ratio excludes the securities lending credit.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2008

	AssetMark Enhanced Fundamental Index™ Large Company Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$909.60	$5.82

Hypothetical (5% return
before expenses)	1,000.00	1,018.90	6.16
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

	AssetMark Enhanced Fundamental Index™ Large Company Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$818.30	$5.55

Hypothetical (5% return
before expenses)	1,000.00	1,018.90	6.16
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

	AssetMark Enhanced Fundamental Index™ Small Company Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$882.00	$5.74

Hypothetical (5% return
before expenses)	1,000.00	1,018.90	6.16
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

	AssetMark Enhanced Fundamental Index™ Small Company Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 – March 31, 2008
Actual	$1,000.00	$816.90	$5.54

Hypothetical (5% return
before expenses)	1,000.00	1,018.90	6.16
* Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Unaudited)
March 31, 2008

AssetMark Large Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$78,669,999
Consumer Staples		48,242,499
Energy		51,706,047
Financials		61,670,419
Health Care		117,002,152
Industrials		78,909,507
Information Technology		176,424,018
Materials		22,098,348
Telecommunication Services		3,780,210
Utilities		1,917,972
Short Term Investments		9,917,926
	Total	$650,339,097	(1)

(1) Total excludes $218,230,783 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Large Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$60,156,323
Consumer Staples		56,243,866
Energy		82,908,837
Financials		154,483,529
Health Care		46,087,335
Industrials		42,797,757
Information Technology		46,950,835
Materials		38,507,597
Telecommunication Services		28,829,622
Utilities		10,004,130
Short Term Investments		7,655,239
	Total	$574,625,070	(1)

(1) Total excludes $203,239,102 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
March 31, 2008

AssetMark Small/Mid Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$20,229,568
Consumer Staples		6,435,525
Energy		13,469,983
Financials		6,595,054
Health Care		23,140,897
Industrials		23,454,208
Information Technology		21,452,622
Materials		8,015,916
Telecommunication Services		1,039,650
Utilities		1,605,572
Short Term Investments		448,843
	Total	$125,887,838	(1)

(1) Total excludes $49,137,718 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Small/Mid Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$10,589,090
Consumer Staples		4,307,362
Energy		11,570,535
Financials		37,354,447
Health Care		3,819,230
Industrials		7,509,435
Information Technology		6,811,583
Materials		5,890,926
Telecommunication Services		2,072,930
Utilities		8,488,684
Short Term Investments		1,237,573
	Total	$99,651,795	(1)

(1) Total excludes $22,802,311 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
March 31, 2008

AssetMark International Equity Fund

Components of Portfolio Holdings
Asia		$119,402,219
Australia		28,153,858
Europe		480,905,847
North America		19,384,508
South America		6,657,572
Short Term Investments		10,248,559
	Total	$664,752,563	(1)

(1) Total excludes $23,570,669 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Real Estate Securities Fund

Components of Portfolio Holdings
Apartments		$12,818,147
Diversified		7,889,252
Health Care		5,492,092
Hotels & Motels		2,991,667
Office Property		14,862,105
Regional Malls		16,871,726
Shopping Centers		9,420,656
Storage		2,361,696
Warehouse/Industrial		8,397,174
Short Term Investments		348,496
	Total	$81,453,011	(1)

(1) Total excludes $29,497,363 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
March 31, 2008

AssetMark Tax-Exempt Fixed Income Fund

Components of Portfolio Holdings
Auction Rate Securities		$7,250,000
Certificate of Participation		1,908,828
General Obligation Bonds		74,109,232
Notes		1,015,710
Revenue Bonds		165,274,542
Special Assessment		2,511,194
Special Tax		410,625
Short Term Investments		3,721,389
	Total	$256,201,520

Pie chart represents percentages of total portfolio.

AssetMark Core Plus Fixed Income Fund

Components of Portfolio Holdings
Asset Backed Securities		$32,226,778
Auction Rate Securities		3,650,000
Collateralized Mortgage Obligations		19,170,218
Convertible Bonds		69,000
Convertible Preferred Stocks		227,214
Corporate Bonds		176,418,263
Foreign Government Notes/Bonds		5,431,730
Mortgage Backed Securities–Non-U.S. Government		133,248,999
Mortgage Backed Securities–U.S. Government		370,043,795
Preferred Stocks		4,295,993
Supranational Obligations		4,468,750
U.S. Government Agency Issues		20,834,180
U.S. Treasury Obligations		37,863,781
Municipal Bonds		3,390,283
Short Term Investments		77,039,726
	Total	$888,378,710	(1)

(1) Total excludes $206,627,941 of Securities Lending Collateral
Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
March 31, 2008

AssetMark Enhanced Fundamental Index™ Large Company Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$6,975,400
Consumer Staples		8,015,120
Energy		5,452,986
Financials		3,879,476
Health Care		6,983,729
Industrials		9,437,185
Information Technology		9,163,445
Materials		2,557,245
Telecommunication Services		73,075
Utilities		1,700,075
Short Term Investments		3,792,672
	Total	$58,030,408

Pie chart represents percentages of total portfolio.

AssetMark Enhanced Fundamental Index™ Large Company Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$5,178,362
Consumer Staples		3,033,392
Energy		3,867,543
Financials		16,970,641
Health Care		2,558,917
Industrials		2,234,710
Information Technology		1,157,033
Materials		1,889,182
Telecommunication Services		2,530,732
Utilities		3,818,978
Short Term Investments		3,007,568
	Total	$46,247,058

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued) (Unaudited)
March 31, 2008

AssetMark Enhanced Fundamental Index™ Small Company Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$1,934,946
Consumer Staples		236,907
Energy		642,466
Financials		1,226,141
Health Care		1,095,755
Industrials		2,011,914
Information Technology		1,988,233
Materials		506,443
Telecommunication Services		121,024
Utilities		77,214
Short Term Investments		596,930
	Total	$10,437,973

Pie chart represents percentages of total portfolio.

AssetMark Enhanced Fundamental Index™ Small Company Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$955,505
Consumer Staples		219,441
Energy		154,153
Financials		1,531,032
Health Care		168,273
Industrials		529,015
Information Technology		336,183
Materials		295,114
Telecommunication Services		57,572
Utilities		127,582
Short Term Investments		127,337
	Total	$4,501,207

Pie chart represents percentages of total portfolio.

3

AssetMark Large Cap Growth Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Large Cap Growth Fund	-3.88%	7.69%	-0.78%
Russell 1000 Growth Index	-0.75%	9.96%	0.93%
Lipper Large-Cap Growth Funds Index	1.04%	9.76%	0.47%

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 98.63%
	Aerospace & Defense - 2.16%
58,200	Honeywell International, Inc.	$3,283,644
62,500	Lockheed Martin Corp. (b)	6,206,250
44,700	Precision Castparts Corp. (b)	4,562,976
		14,052,870
	Air Freight & Logistics - 2.39%
152,925	C.H. Robinson Worldwide, Inc. (b)	8,319,120
159,000	Expeditors International
	Washington, Inc. (b)	7,183,620
		15,502,740
	Beverages - 1.06%
51,900	The Coca-Cola Company	3,159,153
51,900	PepsiCo, Inc.	3,747,180
		6,906,333
	Biotechnology - 4.93%
54,500	Amgen, Inc. (a)(b)	2,277,010
100,900	Cephalon, Inc. (a)(b)	6,497,960
171,310	Genentech, Inc. (a)(b)	13,906,946
138,400	Gilead Sciences, Inc. (a)(b)	7,131,752
144,000	Millennium Pharmaceuticals,
	Inc. (a)(b)	2,226,240
		32,039,908
	Capital Markets - 3.80%
77,273	The Bank Of New York Mellon
	Corp. (b)	3,224,602
11,300	BlackRock, Inc. (b)	2,307,234
151,200	The Charles Schwab Corp. (b)	2,847,096
50,000	Goldman Sachs Group, Inc.	8,269,500
76,000	SEI Investments Co.	1,876,440
36,200	State Street Corp. (b)	2,859,800
65,200	T. Rowe Price Group, Inc. (b)	3,260,000
		24,644,672
	Chemicals - 1.27%
44,800	Air Products & Chemicals, Inc.	4,121,600
40,200	Mosaic Co. (a)	4,124,520
		8,246,120
	Commercial Services & Supplies - 1.22%
50,640	Apollo Group, Inc. (a)(b)	2,187,648
77,100	Manpower, Inc.	4,337,646
123,500	Steelcase, Inc.	1,365,910
		7,891,204

Number of		Market
Shares		Value
	Communications Equipment - 5.04%
297,680	Cisco Systems, Inc. (a)(b)	$7,171,111
91,700	CommScope, Inc. (a)(b)	3,193,911
86,300	Juniper Networks, Inc. (a)(b)	2,157,500
366,701	QUALCOMM, Inc. (b) .	15,034,741
45,800	Research In Motion Ltd. (a)(b)	5,140,134
		32,697,397
	Computers & Peripherals - 6.45%
84,100	Apple, Inc. (a)(b)	12,068,350
324,090	Hewlett-Packard Co.	14,797,950
72,680	International Business
	Machines Corp.	8,368,375
331,420	NetApp, Inc. (a)(b)	6,644,971
		41,879,646
	Construction & Engineering - 0.85%
40,700	Foster Wheeler Ltd. (a)	2,304,434
44,000	Jacobs Engineering Group,
	Inc. (a)(b)	3,237,960
		5,542,394
	Consumer Finance - 0.33%
49,450	American Express Co. (b)	2,161,954
	Containers & Packaging - 0.90%
103,400	Owens-Illinois, Inc. (a)	5,834,862
	Diversified Financial Services - 1.28%
63,600	IntercontinentalExchange,
	Inc. (a)(b)	8,299,800
	Diversified Telecommunication Services - 0.58%
98,700	AT&T Inc.	3,780,210
	Electric Utilities - 0.30%
23,600	Exelon Corp. (b)	1,917,972
	Electrical Equipment - 0.42%
53,500	Emerson Electric Co. (b)	2,753,110
	Electronic Equipment & Instruments - 0.49%
62,100	Avnet, Inc. (a)(b)	2,032,533
73,500	Ingram Micro, Inc. (a)	1,163,505
		3,196,038
	Energy Equipment & Services - 5.08%
49,000	FMC Technologies, Inc. (a)(b)	2,787,610
173,100	Halliburton Co. (b)	6,808,023
61,900	National-Oilwell, Inc. (a)(b)	3,613,722
196,540	Schlumberger Ltd.	17,098,980
47,600	Unit Corp. (a)	2,696,540
		33,004,875

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing - 3.77%
167,700	BJ’s Wholesale Club, Inc. (a)(b)	$5,985,213
95,700	CVS Corp.	3,876,807
180,200	The Kroger Co. (b)	4,577,080
87,800	Sysco Corp.	2,547,956
141,870	Wal-Mart Stores, Inc.	7,473,712
		24,460,768
	Food Products - 0.59%
44,000	Bunge Ltd. (b)	3,822,720
	Health Care Equipment & Supplies - 2.93%
62,100	Dentsply International, Inc. (b)	2,397,060
101,900	Medtronic, Inc. (b)	4,928,903
49,300	St. Jude Medical, Inc. (a)(b)	2,129,267
173,817	Varian Medical Systems,
	Inc. (a)(b)	8,141,588
18,400	Zimmer Holdings, Inc. (a)	1,432,624
		19,029,442
	Health Care Providers & Services - 3.99%
117,144	Cerner Corp. (a)(b)	4,367,128
71,200	Coventry Health Care, Inc. (a)(b)	2,872,920
27,600	Laboratory Corp Of America
	Holdings (a)(b)	2,033,568
108,600	McKesson Corp. (b)	5,687,382
51,000	Pharmaceutical Product
	Development, Inc.	2,136,900
162,700	UnitedHealth Group, Inc.	5,590,372
73,600	Wellpoint, Inc. (a)	3,247,968
		25,936,238
	Hotels, Restaurants & Leisure - 2.13%
57,800	International Game Technology (b) .	2,324,138
74,245	Las Vegas Sands Corp. (a)(b)	5,467,402
42,500	Panera Bread Co. (a)(b)	1,780,325
113,900	Yum! Brands, Inc. (b)	4,238,219
		13,810,084
	Household Durables - 0.26%
31,390	Garmin Ltd. (b)	1,695,374
	Household Products - 0.81%
75,350	Procter & Gamble Co.	5,279,775
	Industrial Conglomerates - 2.60%
360,775	General Electric Co.	13,352,283
63,100	Textron, Inc.	3,497,002
		16,849,285

Number of		Market
Shares		Value
	Insurance - 4.09%
63,500	ACE Ltd.	$3,496,310
60,250	Aflac, Inc. (b)	3,913,237
66	Berkshire Hathaway Inc. (a)	8,804,400
47,200	Everest Re Group Ltd.	4,225,816
381,097	Progressive Corp.	6,124,229
		26,563,992
	Internet & Catalog Retail - 3.25%
163,820	Amazon.com, Inc. (a)(b)	11,680,366
266,205	eBay, Inc. (a)(b)	7,943,557
65,100	Expedia, Inc. (a)(b)	1,425,039
		21,048,962
	Internet Software & Services - 3.15%
33,952	Google, Inc. (a)(b)	14,954,837
166,011	VeriSign, Inc. (a)(b)	5,518,206
		20,473,043
	IT Services - 2.02%
184,500	Accenture Ltd. (b)	6,488,865
45,700	Automatic Data Processing, Inc.	1,937,223
34,800	Cognizant Technology Solutions
	Corp. (a)	1,003,284
59,570	Visa, Inc. (a)	3,714,785
		13,144,157
	Machinery - 2.85%
73,770	AGCO Corp. (a)(b)	4,417,348
59,750	Cummins, Inc.	2,797,495
48,400	Danaher Corp. (b)	3,679,852
37,500	Deere & Co. (b)	3,016,500
58,900	Dover Corp. (b)	2,460,842
30,800	Parker Hannifin Corp. (b)	2,133,516
		18,505,553
	Media - 2.28%
257,530	DIRECTV Group, Inc. (a)	6,384,169
62,300	Omnicom Group, Inc. (b)	2,752,414
180,430	Walt Disney Co. (b)	5,661,893
		14,798,476
	Metals & Mining - 1.23%
46,200	Allegheny Technologies, Inc. (b)	3,296,832
34,600	Freeport-McMoRan Copper &
	Gold, Inc. (b)	3,329,212
13,400	Southern Copper Corp. (b)	1,391,322
		8,017,366

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Multiline Retail - 0.39%
59,000	Kohl’s Corp. (a)(b)	$2,530,510
	Oil & Gas - 2.88%
29,900	Apache Corp.	3,612,518
47,000	ConocoPhillips	3,581,870
29,900	EOG Resources, Inc. (b)	3,588,000
37,400	Exxon Mobil Corp.	3,163,292
38,900	Marathon Oil Corp.	1,773,840
48,200	XTO Energy, Inc.	2,981,652
		18,701,172
	Pharmaceuticals - 6.16%
85,000	Abbott Laboratories	4,687,750
68,400	Amylin Pharmaceuticals, Inc. (a)(b)	1,997,964
281,900	Bristol-Myers Squibb Co.	6,004,470
95,700	Eli Lilly & Co. (b)	4,937,163
83,400	Forest Laboratories, Inc. (a)	3,336,834
138,700	Genzyme Corp. (a)(b)	10,338,698
88,400	Merck & Co., Inc.	3,354,780
370,500	Schering Plough Corp.	5,338,905
		39,996,564
	Semiconductor & Semiconductor
	Equipment - 2.89%
53,300	Applied Materials, Inc.	1,039,883
224,100	Intel Corp.	4,746,438
138,000	Lam Research Corp. (a)(b)	5,274,360
77,300	Linear Technology Corp. (b)	2,372,337
165,265	NVIDIA Corp. (a)	3,270,594
72,400	Texas Instruments, Inc. (b)	2,046,748
		18,750,360
	Software - 7.13%
127,600	Autodesk, Inc. (a)(b)	4,016,848
48,300	BMC Software, Inc. (a)	1,570,716
87,400	Citrix Systems, Inc. (a)(b)	2,563,442
677,150	Microsoft Corp.	19,217,517
303,300	Oracle Corp. (a)	5,932,548
173,100	Salesforce.com, Inc. (a)(b)	10,017,297
178,400	Symantec Corp. (a)(b)	2,965,008
		46,283,376
	Specialty Retail - 2.96%
81,000	Abercrombie & Fitch Co. -
	Class A (b)	5,924,340
62,500	GameStop Corp. - Class A (a)	3,231,875
216,400	The Gap Inc. (b)	4,258,752

Number of		Market
Shares		Value
	Specialty Retail (Continued)
154,375	Staples, Inc. (b)	$3,413,231
72,100	The TJX Companies, Inc. (b)	2,384,347
		19,212,545
	Textiles, Apparel & Luxury Goods - 0.52%
49,800	Nike, Inc. (b)	3,386,400
	Tobacco - 1.20%
106,800	Altria Group, Inc.	2,370,960
106,800	Philip Morris International, Inc. (a)	5,401,944
		7,772,904
	Total Common Stocks
	(Cost $602,322,208)	640,421,171
	SHORT TERM INVESTMENTS - 1.53%
	Money Market Funds - 1.53%
9,917,926	Federated Prime Obligations Fund,
	3.180% (e)	9,917,926
	Total Short Term Investments
	(Cost $9,917,926)	9,917,926
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 33.61%
	COMMERCIAL PAPER - 2.44%
$2,680,137	Bryant Park Funding LLC,
	3.188%, 04/03/08 (c)	2,679,427
4,635,913	Sheffield Receivables Corp.,
	3.053%, 04/08/08 (c)	4,632,771
1,738,468	Thames Asset Global,
	2.287%, 06/27/08 (c)	1,726,484
2,070,515	Three Pillars Funding,
	2.906%, 04/14/08 (c)	2,068,180
4,780,786	Tulip Funding, 2.856%, 04/21/08 (c)	4,772,838
	Total Commercial Paper
	(Cost $15,879,700)	15,879,700
	CORPORATE BONDS AND NOTES	- 6.28%
8,692,337	Abbey National Trust,
	3.130%, 02/13/09	8,570,018
8,112,848	Allstate Life Global Funding,
	3.332%, 03/20/09	8,117,262
5,794,892	Bank of Scotland,
	4.614%, 02/06/09	5,794,892
7,533,359	Barclays Bank, 3.361%, 03/16/09	7,532,779

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS AND NOTES (Continued)
$2,897,446	Bayerische Landesbank,
	4.956%, 08/23/08	$2,900,865
3,476,935	Metlife Global, 4.965%, 04/28/08	3,476,935
4,346,170	Svenska Handelsbanken,
	4.652%, 02/06/09	4,346,170
	Total Corporate Bonds and Notes
	(Cost $40,853,987)	40,738,921
	CORPORATE PAYDOWN SECURITIES - 2.47%
8,602,093	KKR Atlantic East Holding Group
	Trust, 3.054%, 03/25/09 (d)	7,467,087
9,621,687	KKR Pacific West Holding Group
	Trust, 3.054%, 03/25/09 (d)	8,572,153
	Total Corporate Paydown Securities
	(Cost $18,223,780)	16,039,240
Number of
Shares
	MONEY MARKET FUNDS - 3.28%
10,407,072	AIM Short Term Liquid Asset Fund	10,407,072
10,894,397	Reserve Primary Fund	10,894,397
	Total Money Market Funds
	(Cost $21,301,469)	21,301,469
Principal
Amount
	REPURCHASE AGREEMENTS - 19.14%
$18,833,398	BNP Paribas Repurchase
	Agreement, 3.200%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $19,128,089,
	5.000% to 5.500%,
	03/31/38 to 04/01/38)	18,833,398
14,487,229	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign Government
	Bonds, value $14,783,185,
	0.000% to 2.375%,
	09/15/10 to 11/15/21)	14,487,229
14,487,229	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign Government
	Bonds, value $14,783,407,
	0.000% to 2.375%,
	05/15/11 to 01/15/17)	14,487,229
6,924,895	CS First Boston Repurchase
	Agreement, 2.750%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $6,927,826,
	0.000% to 6.500%,
	01/25/12 to 03/20/38)	6,924,895

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$28,974,459	Greenwich Capital Repurchase
	Agreement, 2.750%, 01/02/08
	(Collateralized by U.S. Government
	Agency Issues, value $29,554,535,
	0.000%, 12/01/33 to 04/15/37)	$28,974,459
28,974,459	Merrill Lynch Repurchase
	Agreement, 3.120%, 04/01/08
	(Collateralized by non-U.S. Government
	Agency Issues, value $30,019,277,
	3.631% to 8.125%,
	01/15/10 to 11/15/23) . . . . . . . . . .	28,974,459
5,794,892	Morgan Stanley Repurchase
	Agreement, 2.9000%, 04/01/08
	(Collateralized by non-U.S. Government
	Agency Issues, value $7,003,336,
	0.000%, 10/15/14) . . . . . . . . . . . . .	5,794,892
5,794,892	Morgan Stanley Repurchase
	Agreement, 3.1000%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $5,910,790,
	5.000% to 5.500%,
	05/17/31 to 04/20/33)	5,794,892
	Total Repurchase Agreements
	(Cost $124,271,453)	124,271,453
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $220,530,389)	218,230,783
	Total Investments
	(Cost $832,770,523) - 133.77%	868,569,880
	Liabilities in Excess of
	Other Assets - (33.77)%	(219,262,428)
	TOTAL NET
$	ASSETS - 100.00%	649,307,452

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $15,879,700, which
represents 2.44% of total net assets.
(d) As of March 31, 2008, the Adviser has fair valued this security.
The market value of these securities total $16,039,240, which represents 2.47% of total net assets.
(e) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Large Cap Value Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Large Cap Value Fund	-12.23%	12.10%	3.72%
Russell 1000 Value Index	-9.99%	13.68%	5.75%
Lipper Large-Cap Value Funds Index	-8.00%	11.92%	3.64%

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 96.90%
	Aerospace & Defense - 1.25%
92,200	Northrop Grumman Corp.	$7,174,082
	Air Freight & Logistics - 0.65%
40,600	FedEx Corp. (b)	3,762,402
	Auto Components - 0.59%
1,038,246	Delphi Corp. (a)	45,683
98,100	Johnson Controls, Inc. (b)	3,315,780
		3,361,463
	Automobiles - 1.91%
689,582	Ford Motor Co. (a)(b)	3,944,409
146,435	General Motors Corp. (b)	2,789,587
112,950	Harley-Davidson, Inc. (b)	4,235,625
		10,969,621
	Beverages - 1.00%
67,300	Anheuser-Busch Companies, Inc.	3,193,385
31,150	Diageo PLC - ADR	2,533,118
		5,726,503
	Biotechnology - 0.33%
45,830	Amgen, Inc. (a)(b)	1,914,777
	Building Products - 0.51%
147,430	Masco Corp. (b)	2,923,537
	Capital Markets - 1.79%
26,070	Ameriprise Financial, Inc.	1,351,730
53,340	The Bank Of New York
	Mellon Corp. (b)	2,225,878
31,300	Merrill Lynch & Co., Inc. (b)	1,275,162
119,300	Morgan Stanley (b)	5,452,010
		10,304,780
	Chemicals - 2.67%
337,730	The Dow Chemical Co. (b)	12,445,351
47,400	PPG Industries, Inc.	2,868,174
		15,313,525
	Commercial Banks - 6.26%
233,800	Bank of America Corp. (b)	8,863,358
141,130	Fifth Third Bancorp (b)	2,952,440
127,890	National City Corp.	1,272,505
145,630	Popular, Inc. (b)	1,698,046
395,100	Regions Financial Corp.	7,803,225
354,334	Wachovia Corp. (b)	9,567,018
130,100	Wells Fargo & Co. (b)	3,785,910
		35,942,502

Number of		Market
Shares		Value
	Commercial Services & Supplies - 1.38%
14,150	Dun & Bradstreet Corp.	$1,151,527
151,550	H&R Block, Inc. (b)	3,146,178
107,800	Waste Management, Inc.	3,617,768
		7,915,473
	Communications Equipment - 0.82%
367,319	Alcatel SA - ADR (b)	2,115,757
278,830	Motorola, Inc. (b)	2,593,119
		4,708,876
	Computers & Peripherals - 1.72%
264,390	Dell, Inc. (a)(b)	5,266,649
101,400	Hewlett-Packard Co.	4,629,924
		9,896,573
	Construction Materials - 0.16%
13,550	Vulcan Materials Co. (b)	899,720
	Consumer Finance - 1.36%
166,300	American Express Co. (b)	7,270,636
36,640	SLM Corp. (a)(b)	562,424
		7,833,060
	Containers & Packaging - 0.59%
133,200	Sealed Air Corp. (b)	3,363,300
	Diversified Financial Services - 2.28%
98,820	CIT Group, Inc. (b)	1,171,017
178,138	Citigroup, Inc. (b)	3,815,716
159,838	JPMorgan Chase & Co.	6,865,042
35,750	Moody’s Corp. (b)	1,245,173
		13,096,948
	Diversified Telecommunication Services - 5.02%
414,812	AT&T Inc.	15,887,300
108,100	Sprint Corp. (b)	723,189
335,230	Verizon Communications, Inc. (b)	12,219,133
		28,829,622
	Electric Utilities - 1.14%
133,100	Edison International (b)	6,524,562
	Electronic Equipment & Instruments - 0.66%
20,800	Agilent Technologies, Inc. (a)(b)	620,464
130,064	Flextronics International Ltd. (a)(b)	1,221,301
741,320	Sanmina-SCI Corporation (a)(b)	1,200,938
21,712	Tyco Electronics Ltd.	745,156
		3,787,859

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services - 2.65%
50,600	Diamond Offshore Drilling (b)	$5,889,840
192,600	Halliburton Co. (b)	7,574,958
13,012	Transocean Inc. (a)(b)	1,759,222
		15,224,020
	Food & Staples Retailing - 3.08%
129,100	Costco Wholesale Corp. (b)	8,387,627
67,217	CVS Corp. (b)	2,722,961
80,185	Safeway, Inc. (b)	2,353,430
83,830	Supervalu, Inc.	2,513,223
32,750	Wal-Mart Stores, Inc.	1,725,270
		17,702,511
	Food Products - 1.85%
172,200	Archer-Daniels-Midland Co.	7,087,752
254,360	Sara Lee Corp.	3,555,953
		10,643,705
	Health Care Equipment & Supplies - 0.81%
299,810	Boston Scientific Corp. (a)	3,858,555
17,612	Covidien Ltd.	779,331
		4,637,886
	Health Care Providers & Services - 2.04%
24,050	Cardinal Health, Inc.	1,262,866
145,000	Cigna Corp.	5,882,650
11,700	Express Scripts, Inc. (a)	752,544
373,500	Tenet Healthcare Corp. (a)(b)	2,114,010
49,300	UnitedHealth Group, Inc.	1,693,948
		11,706,018
	Hotels, Restaurants & Leisure - 1.40%
157,100	Carnival Corp. (b)	6,359,408
30,000	McDonald’s Corp.	1,673,100
		8,032,508
	Household Durables - 1.43%
51,400	DR Horton, Inc. (b)	809,550
43,500	Fortune Brands, Inc. (b)	3,023,250
27,380	Lennar Corp. (b)	515,018
37,140	Pulte Homes, Inc.	540,387
38,310	Whirlpool Corp. (b)	3,324,542
		8,212,747

Number of		Market
Shares		Value
	Household Products - 1.69%
114,100	Kimberly-Clark Corp.	$7,365,155
33,170	Procter & Gamble Co.	2,324,222
		9,689,377
	Industrial Conglomerates - 1.67%
45,000	3M Co.	3,561,750
142,600	General Electric Co.	5,277,626
17,712	Tyco International Ltd.	780,214
		9,619,590
	Insurance - 12.29%
248,600	The Allstate Corp.	11,947,716
118,600	American International Group,
	Inc. (b)	5,129,450
25,940	AON Corp.	1,042,788
1,703	Berkshire Hathaway, Inc. (a)	7,617,349
138,880	Conseco, Inc. (a)(b)	1,416,576
96,500	Loews Corp.	3,881,230
116,800	Marsh & McLennan Companies,
	Inc. (b)	2,844,080
178,800	Metlife, Inc. (b)	10,774,488
136,760	Old Republic International Corp. (b)	1,765,571
154,900	Progressive Corp. (b)	2,489,243
89,800	Prudential Financial, Inc.	7,026,850
25,836	Transatlantic Holdings, Inc. (b)	1,714,219
270,500	Travelers Companies, Inc.	12,943,425
		70,592,985
	IT Services - 1.22%
169,067	Electronic Data Systems Corp.	2,814,966
90,025	Iron Mountain, Inc. (a)(b)	2,380,261
415,885	Unisys Corp. (a)	1,842,370
		7,037,597
	Leisure Equipment & Products - 0.42%
136,817	Eastman Kodak Co. (b)	2,417,556
	Machinery - 1.89%
96,900	Caterpillar, Inc. (b)	7,586,301
72,750	Paccar, Inc.	3,273,750
		10,860,051

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Media - 2.96%
222,800	CBS Corp. (b)	$4,919,424
224,425	Comcast Corp. (a)	4,257,342
118,745	Gannett Co., Inc. (b)	3,449,542
34,800	Grupo Televisa SA - ADR	843,552
90,720	McClatchy Co. (b)	970,704
137,300	News Corp. (b)	2,574,375
		17,014,939
	Metals & Mining - 2.79%
186,670	Alcoa, Inc.	6,731,320
65,300	Freeport-McMoRan Copper & Gold,
	Inc. (b)	6,283,166
44,900	Nucor Corp. (b)	3,041,526
		16,056,012
	Multi-Utilities - 0.61%
85,200	Dominion Resources, Inc. (b)	3,479,568
	Office Electronics - 1.47%
562,860	Xerox Corp. (b)	8,426,014
	Oil & Gas - 11.78%
97,400	Apache Corp.	11,767,868
34,400	Canadian Natural Resources Ltd. (b)	2,348,144
221,652	ConocoPhillips	16,892,099
62,800	Devon Energy Corp.	6,551,924
50,750	EOG Resources, Inc. (b)	6,090,000
176,000	Marathon Oil Corp.	8,025,600
85,700	Occidental Petroleum Corp.	6,270,669
198,300	Valero Energy Corp.	9,738,513
		67,684,817
	Paper & Forest Products - 0.50%
105,700	International Paper Co. (b)	2,875,040
	Pharmaceuticals - 4.85%
101,384	Bristol-Myers Squibb Co.	2,159,479
101,400	Johnson & Johnson	6,577,818
489,016	Pfizer, Inc.	10,235,105
212,075	Wyeth	8,856,252
		27,828,654
	Road & Rail - 0.64%
40,000	Burlington Northern Santa Fe Corp.	3,688,800

Number of		Market
Shares		Value
	Semiconductor & Semiconductor
	Equipment - 0.94%
100,923	Intel Corp.	$2,137,549
547,156	Micron Technology, Inc. (a)(b)	3,266,521
		5,404,070
	Software - 1.34%
270,960	Microsoft Corp.	7,689,845
	Specialty Retail - 1.22%
24,040	Bed Bath & Beyond, Inc. (a)(b)	709,180
224,960	Home Depot, Inc. (b)	6,292,131
		7,001,311
	Thrifts & Mortgage Finance - 1.10%
236,119	Countrywide Financial Corp. (b)	1,298,654
39,750	Fannie Mae (b)	1,046,220
74,640	Federal Home Loan Mortgage Corp.	1,889,885
199,880	Washington Mutual, Inc. (b)	2,058,764
		6,293,523
	Tobacco - 2.17%
171,500	Altria Group, Inc.	3,807,300
171,500	Philip Morris International, Inc. (a)	8,674,470
		12,481,770
	Total Common Stocks
	(Cost $566,230,160)	556,550,099
	RIGHTS - 0.00%
	Auto Components - 0.00%
39,933	Delphi Automotive Systems	0
	Total Rights (Cost $0)	0
	REAL ESTATE INVESTMENT
	TRUSTS - 1.81%
	Real Estate Investment Trusts - 1.81%
120,200	ProLogis (b)	7,074,972
36,000	Simon Property Group, Inc.	3,344,760
		10,419,732
	Total Real Estate Investment Trusts
	(Cost $10,584,272)	10,419,732
	SHORT TERM INVESTMENTS - 1.33%
	Money Market Funds - 1.33%
7,655,239	Federated Prime Obligations Fund,
	3.180% (e)	7,655,239
	Total Short Term Investments
	(Cost $7,655,239)	7,655,239

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 35.39%
	COMMERCIAL PAPER - 2.58%
$2,496,365	Bryant Park Funding LLC,
	3.188%, 04/03/08 (c)	$2,495,703
4,318,036	Sheffield Receivables Corp.,
	3.053%, 04/08/08 (c)	4,315,109
1,619,263	Thames Asset Global,
	2.287%, 06/27/08 (c)	1,608,101
1,928,543	Three Pillars Funding,
	2.906%, 04/14/08 (c)	1,926,368
4,452,974	Tulip Funding, 2.856%, 04/21/08 (c)	4,445,571
	Total Commercial Paper
	(Cost $14,790,852)	14,790,852
	CORPORATE BONDS AND NOTES- 6.61%
8,096,317	Abbey National Trust,
	3.130%, 02/13/09	7,982,386
7,556,562	Allstate Life Global Funding,
	3.332%, 03/20/09	7,560,673
5,397,545	Bank of Scotland, 4.614%, 02/06/09	5,397,545
7,016,808	Barclays Bank, 3.361%, 03/16/09	7,016,268
2,698,772	Bayerische Landesbank,
	4.956%, 08/23/08	2,701,957
3,238,527	Metlife Global, 4.965%, 04/28/08	3,238,527
4,048,158	Svenska Handelsbanken,
	4.652%, 02/06/09	4,048,158
	Total Corporate Bonds and Notes
	(Cost $38,052,689)	37,945,514
	CORPORATE PAYDOWN SECURITIES - 2.60%
8,012,260	KKR Atlantic East Holding Group
	Trust, 3.054%, 03/25/09 (d)	6,940,574
8,961,942	KKR Pacific West Holding Group
	Trust, 3.054%, 03/25/09 (d)	7,970,959
	Total Corporate Paydown Securities
	(Cost $16,974,202)	14,911,533
Shares
	MONEY MARKET FUNDS - 3.45%
9,693,475	AIM Short Term Liquid Asset Fund	9,693,475
10,147,384	Reserve Primary Fund	10,147,384
	Total Money Market Funds
	(Cost $19,840,859)	19,840,859

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 20.15%
$17,542,020	BNP Paribas Repurchase Agreement,
	3.200%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $17,816,505,
	5.000% to 5.500%,
	03/31/38 to 04/01/38)	$17,542,020
13,493,861	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds, value
	$13,769,524, 0.000% to 2.375%,
	09/15/10 to 11/15/21)	13,493,861
13,493,861	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds,
	value $13,769,731,
	0.000% to 2.375%,
	05/15/11 to 01/15/17)	13,493,861
6,450,066	CS First Boston Repurchase
	Agreement, 2.750%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $6,452,796,
	0.000% to 6.500%,
	01/25/12 to 03/20/38)	6,450,066
26,987,723	Greenwich Capital Repurchase
	Agreement, 2.750%, 01/02/08
	(Collateralized by U.S. Government
	Agency Issues, value $27,528,024,
	0.000%, 12/01/33 to 04/15/37)	26,987,723
26,987,723	Merrill Lynch Repurchase
	Agreement, 3.120%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues, value
	$27,960,899, 3.631% to 8.125%,
	01/15/10 to 11/15/23)	26,987,723
5,397,545	Morgan Stanley Repurchase
	Agreement, 2.9000%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues, value
	$6,523,128, 0.000%, 10/15/14)	5,397,545
5,397,545	Morgan Stanley Repurchase
	Agreement, 3.1000%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $5,505,496,
	5.000% to 5.500%,
	05/17/31 to 04/20/33)	5,397,545

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal	Market
Amount	Value
REPURCHASE AGREEMENTS - (Continued)
Total Repurchase Agreements
(Cost $115,750,344)	$115,750,344
Total Investments Purchased as
Securities Lending Collateral
(Cost $ 205,408,946)	203,239,102
Total Investments
(Cost $789,878,617) - 135.43%	777,864,172
Liabilities in Excess of
Other Assets - (35.43)%	(203,475,583)
TOTAL NET
ASSETS - 100.00%	$574,388,589

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $14,790,852, which
represents 2.58% of total net assets.
(d) As of March 31, 2008, the Adviser has fair valued this security.
The market value of these securities total $14,911,533, which represents 2.60% of total net assets.
(e) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP GROWTH INDEX - Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

LIPPER SMALL-CAP GROWTH FUNDS INDEX - The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP GROWTH FUNDS INDEX - Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally invest in securities that have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Growth Fund	–10.31%	11.30%	1.23%
Russell 2500 Growth Index	–6.25%	15.45%	3.88%
Russell Mid-Cap Growth Index	–4.55%	15.20%	4.55%
Lipper Small-Cap Growth Funds Index	–9.53%	12.68%	2.27%
Lipper Mid-Cap Growth Funds Index	1.09%	15.12%	3.76%

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 97.37%
	Aerospace & Defense - 4.24%
39,680	AAR Corp. (a)	$1,082,073
59,024	BE Aerospace, Inc. (a)(b)	2,062,889
22,700	DRS Technologies, Inc. (b)	1,322,956
20,300	Hexcel Corp. (a)(b)	387,933
14,084	Ladish, Inc. (a)(b)	507,024
		5,362,875
	Auto Components - 0.97%
24,400	Autoliv, Inc.	1,224,880
	Banks - 0.27%
13,385	Signature Bank (a)	341,318
	Beverages - 1.04%
17,100	Central European Distribution
	Corp. (a)	995,049
9,000	Hansen Natural Corp. (a)(b)	317,700
		1,312,749
	Biotechnology - 5.59%
18,930	Alexion Pharmaceuticals, Inc. (a)(b)	1,122,549
33,800	Arqule, Inc. (a)(b)	144,664
10,906	BioMarin Pharmaceuticals, Inc. (a)(b)	385,745
8,097	Cephalon, Inc. (a)(b)	521,447
17,600	Cepheid, Inc. (a)(b)	429,264
14,900	Cubist Pharmaceuticals, Inc. (a)(b)	274,458
53,800	Dendreon Corp. (a)(b)	259,316
30,118	Lifecell Corp. (a)(b)	1,265,860
18,400	Martek Biosciences Corp. (a)(b)	562,488
24,262	Millennium Pharmaceuticals,
	Inc. (a)(b)	375,090
9,400	OSI Pharmaceuticals, Inc. (a)(b)	351,466
47,800	Rigel Pharmaceuticals, Inc. (a)(b)	891,948
5,671	United Therapeutics Corp. (a)(b)	491,676
		7,075,971
	Capital Markets - 1.14%
3,595	Affiliated Managers Group,
	Inc. (a)(b)	326,210
18,265	FCStone Group, Inc. (a)	505,941
10,630	GFI Group Inc.	609,099
		1,441,250
	Chemicals - 3.49%
13,364	CF Industries Holdings, Inc. (b)	1,384,778
9,000	International Flavors &
	Fragrances, Inc.	396,450

Number of		Market
Shares		Value
	Chemicals (Continued)
3,400	Koppers Holdings, Inc.	$150,654
13,300	Lubrizol Corp.	738,283
12,175	OM Group, Inc. (a)(b)	664,024
30,400	Terra Industries, Inc. (a)(b)	1,080,112
		4,414,301
	Commercial Banks - 0.79%
10,890	PrivateBancorp, Inc. (b)	342,708
32,100	Susquehanna Bancshares, Inc.	653,877
		996,585
	Commercial Services & Supplies - 5.38%
92,000	Allied Waste Industries, Inc. (a)	994,520
7,700	Dun & Bradstreet Corp.	626,626
19,734	FTI Consulting, Inc. (a)	1,401,903
6,100	ICF International, Inc. (a)	122,305
17,100	Navigant Consulting, Inc. (a)(b)	324,558
13,300	PeopleSupport, Inc. (a)(b)	121,296
35,100	Republic Services, Inc.	1,026,324
2,880	Ritchie Bros. Auctioneers, Inc. (a)	236,506
44,515	SAIC, Inc. (a)(b)	827,534
7,396	Strayer Education, Inc. (b)	1,127,890
		6,809,462
	Communications Equipment - 2.52%
31,340	Belden CDT, Inc. (b)	1,106,929
32,913	Comtech Group, Inc. (a)	355,131
22,903	Harris Corp.	1,111,482
11,000	NICE Systems Ltd. - ADR (a)(b)	310,420
63,400	Powerwave Technologies, Inc. (a)(b)	161,670
9,895	Riverbed Technology, Inc. (a)	147,040
		3,192,672
	Computers & Peripherals - 1.03%
84,700	QLogic Corp. (a)	1,300,145
	Construction & Engineering - 1.88%
27,525	Chicago Bridge & Iron Co. N.V. -
	ADR (b)	1,080,081
50,043	Quanta Services, Inc. (a)(b)	1,159,496
3,000	The Shaw Group Inc. (a)	141,420
		2,380,997
	Containers & Packaging - 0.54%
2,600	Greif, Inc.	176,618
8,900	Owens-Illinois, Inc. (a)	502,227
		678,845

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Distributors - 0.48%
15,000	Genuine Parts Co.	$603,300
	Diversified Consumer Services - 1.48%
22,335	Capella Education Company (a)(b)	1,219,491
10,080	New Oriental Education &
	Technology Group, Inc. - ADR (a)	653,789
		1,873,280
	Diversified Financial Services - 0.46%
4,451	IntercontinentalExchange, Inc. (a) .	580,855
	Diversified Telecommunication Services - 0.82%
72,500	Premiere Global Services, Inc. (a)(b)	1,039,650
	Electric Utilities - 0.74%
41,100	Westar Energy, Inc. (b)	935,847
	Electrical Equipment - 2.06%
15,400	Evergreen Solar, Inc. (a)(b)	142,758
2,900	First Solar, Inc. (a)	670,306
21,140	General Cable Corp. (a)(b)	1,248,740
20,600	Woodward Governor Co.	550,432
		2,612,236
	Electronic Equipment & Instruments - 3.71%
35,600	Arrow Electronics, Inc. (a)	1,197,940
17,100	FLIR Systems, Inc. (a)	514,539
26,100	Insight Enterprises, Inc. (a)(b)	456,750
25,931	Itron, Inc. (a)(b)	2,339,754
4,200	Rofin-Sinar Technologies, Inc. (a)(b)
188,580
		4,697,563
	Energy Equipment & Services - 5.28%
14,500	Atwood Oceanics, Inc. (a)(b)	1,329,940
43,915	Cal Dive International, Inc. (a)	455,838
6,500	Dawson Geophysical Co. (a)	438,750
34,300	Dresser-Rand Group, Inc. (a)	1,054,725
7,300	Dril-Quip, Inc. (a)(b)	339,231
22,463	Hercules Offshore, Inc. (a)(b)	564,271
25,400	ION Geophysical Corp. (a)	350,520
9,400	Oil States International, Inc. (a)	421,214
17,280	Patterson-UTI Energy, Inc. (b)	452,390
18,400	Superior Energy Services, Inc. (a)	729,008
7,905	W-H Energy Services, Inc. (a)(b)	544,259
		6,680,146

Number of		Market
Shares		Value
	Food Products - 1.58%
55,100	Darling International, Inc. (a)(b)	$713,545
81,100	Del Monte Foods Co.	772,883
10,700	Green Mountain Coffee Roasters,
	Inc. (a)(b)	338,655
2,900	Ralcorp Holdings, Inc. (a)(b)	168,635
		1,993,718
	Gas Utilities - 0.40%
7,700	Northwest Natural Gas Co. (b)	334,488
4,300	Suburban Propane Partners LP	166,969
		501,457
	Health Care Equipment & Supplies - 4.46%
16,580	Abaxis, Inc. (a)(b)	384,159
41,540	Conceptus, Inc. (a)(b)	770,982
2,900	Haemonetics Corporation (a)(b)	172,782
15,794	Illumina, Inc. (a)(b)	1,198,765
5,825	Intuitive Surgical, Inc. (a)	1,889,339
7,200	Matthews International Corp. (b)	347,400
14,600	Merit Medical Systems, Inc. (a)	231,118
15,485	ResMed, Inc. (a)(b)	653,157
		5,647,702
	Health Care Providers & Services - 5.27%
20,165	The Advisory Board Co. (a)(b)	1,107,865
21,400	AMERIGROUP Corp. (a)	584,862
35,500	Apria Healthcare Group, Inc. (a)(b)	701,125
24,400	Health Net, Inc. (a)	751,520
10,774	Pediatrix Medical Group, Inc. (a)	726,168
82,376	Psychiatric Solutions, Inc. (a)(b)	2,794,194
		6,665,734
	Hotels, Restaurants & Leisure - 0.70%
15,400	Bally Technologies, Inc. (a)(b)	528,836
27,939	Pinnacle Entertainment, Inc. (a)(b)	357,619
		886,455
	Household Durables - 1.36%
22,300	Pulte Homes, Inc.	324,465
36,100	Tupperware Brands Corp. (b)	1,396,348
		1,720,813
	Household Products - 1.04%
24,200	Church & Dwight, Inc. (b)	1,312,608
	Insurance - 0.36%
20,890	eHealth, Inc. (a)	461,042

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Internet & Catalog Retail - 3.49%
13,800	NetFlix, Inc. (a)(b)	$478,170
23,580	Priceline.com, Inc. (a)(b)	2,849,879
31,040	VistaPrint Limited (a)(b)	1,084,848
		4,412,897
	Internet Software & Services - 2.76%
50,400	Blue Coat Systems, Inc. (a)(b)	1,110,816
8,697	Equinix, Inc. (a)(b)	578,264
33,900	Interwoven, Inc. (a)	362,052
28,300	S1 Corp. (a)(b)	201,213
27,400	Sohu.com, Inc. (a)	1,236,562
		3,488,907
	IT Services - 0.68%
29,803	Cognizant Technology Solutions
	Corp. (a)	859,220
	Life Sciences Tools & Services - 0.43%
16,050	Qiagen N.V. (a)	333,840
31,600	Sequenom, Inc. (a)	205,400
		539,240
	Machinery - 4.00%
5,600	Actuant Corp. - Class A (b)	169,176
10,700	AGCO Corp. (a)(b)	640,716
4,278	Bucyrus International, Inc. - Class A
434,859
6,753	Flowserve Corp	704,878
14,910	Harsco Corp.	825,716
12,000	L.B. Foster Co. (a)	516,720
23,900	Reliance Steel & Aluminum Co. (b)	1,430,654
5,503	Terex Corp. (a)	343,937
		5,066,656
	Media - 0.51%
13,575	Focus Media Holding Ltd. -
	ADR (a)(b)	477,161
15,800	Valassis Communications, Inc. (a)(b)	171,430
		648,591
	Metals & Mining - 2.31%
29,000	AK Steel Holding Corp. (b)	1,578,180
6,100	Alliance Resource Partners L.P	213,500
13,700	Brush Engineered Materials, Inc. (a)	351,679
4,300	Carpenter Technology (b)	240,671
14,760	Massey Energy Co. (b)	538,740
		2,922,770

Number of		Market
Shares		Value
	Multi-Utilities - 0.13%
4,600	SCANA Corp.	$168,268
	Oil & Gas - 5.37%
14,253	Arena Resources, Inc. (a)(b)	551,734
19,125	ATP Oil & Gas Corp. (a)(b)	625,770
33,000	Continental Resources, Inc. (a)(b)	1,052,370
2,500	Oneok Partners L.P	143,750
52,710	Parallel Petroleum Corp. (a)(b)	1,031,535
9,345	Penn Virginia Corp. (b)	412,021
2,100	Petroleum Development Corp. (a)(b)	145,467
22,990	Petroquest Energy, Inc. (a)(b)	398,647
9,210	Range Resources Corp.	584,374
31,695	Sandridge Energy, Inc. (a)(b)	1,240,859
3,500	Stone Energy Corp. (a)(b)	183,085
6,500	Whiting Petroleum Corp. (a)(b)	420,225
		6,789,837
	Personal Products - 1.43%
17,500	Chattem, Inc. (a)(b)	1,160,950
13,800	Herbalife Ltd.	655,500
		1,816,450
	Pharmaceuticals - 2.54%
13,700	Auxilium Pharmaceuticals, Inc. (a)	366,338
37,300	King Pharmaceuticals, Inc. (a)(b)	324,510
8,500	Medicines Co. (a)(b)	171,700
21,000	Pain Therapeutics, Inc. (a)(b)	177,450
34,960	Perrigo Co. (b)	1,319,041
29,100	Watson Pharmaceuticals, Inc. (a)(b)	853,212
		3,212,251
	Semiconductor & Semiconductor
	Equipment - 2.95%
16,903	Cavium Networks, Inc. (a)(b)	277,209
69,500	EMCORE Corp. (a)(b)	400,320
25,810	Microsemi Corp. (a)	588,468
17,900	Omnivision Technologies, Inc. (a)(b)	301,078
58,300	Skyworks Solutions, Inc. (a)(b)	424,424
109,088	Teradyne, Inc. (a)	1,354,873
4,600	Varian Semiconductor Equipment
	Associates, Inc. (a)	129,490
10,700	Xilinx, Inc.	254,125
		3,729,987
	Software - 3.67%
65,630	Activision, Inc. (a)(b)	1,792,355
11,100	Ansys, Inc. (a)(b)	383,172

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
5,600	Concur Technologies, Inc. (a)(b)	$173,880
26,615	Jack Henry & Associates, Inc. (b)	656,592
31,200	Secure Computing Corp. (a)	201,240
23,240	Synopsys, Inc. (a)	527,781
30,135	Ultimate Software Group, Inc. (a)	905,858
		4,640,878
	Specialty Retail - 4.37%
9,720	Abercrombie & Fitch Co. - Class A	710,921
54,300	Aeropostale, Inc. (a)(b)	1,472,073
13,530	GameStop Corp. - Class A (a)(b)	699,636
20,210	Guess?, Inc. (b)	817,899
16,300	Gymboree Corp. (a)(b)	650,044
13,570	J.Crew Group, Inc. (a)	599,387
18,630	Urban Outfitters, Inc. (a)(b)	584,050
		5,534,010
	Textiles, Apparel & Luxury Goods - 2.27%
17,280	Deckers Outdoor Corp. (a)(b)	1,863,130
26,967	Fossil, Inc. (a)(b)	823,572
9,000	Skechers U.S.A., Inc. (a)	181,890
		2,868,592
	Thrifts & Mortgage Finance - 0.42%
23,500	Washington Federal, Inc. (b)	536,740
	Transportation Infrastructure - 0.96%
35,720	Aegean Marine Petroleum
	Network Inc.	1,221,981
	Total Common Stocks
	(Cost $118,411,851)	123,201,731
	EXCHANGE-TRADED FUNDS - 1.62%
	Exchange Traded Funds - 1.62%
28,209	iShares Russell 2000 Growth Index
	Fund (b)	2,054,744
	Total Exchange-Traded Funds
	(Cost $1,996,156)	2,054,744
	REAL ESTATE INVESTMENT TRUSTS - 0.14%
	Real Estate Investment Trusts - 0.14%
12,000	Inland Real Estate Corp. (b)	182,520
	Total Real Estate Investment Trusts
	(Cost $169,349)	182,520

Principal		Market
Amount		Value
	SHORT TERM INVESTMENTS - 0.36%
	Money Market Funds - 0.36%
$448,843	Federated Prime Obligations Fund,
	3.180% (e)	$448,843
	Total Short Term Investments
	(Cost $448,843)	448,843
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 38.83%
	COMMERCIAL PAPER - 2.82%
603,491	Bryant Park Funding LLC,
	3.188%, 04/03/08 (c)	603,331
1,043,877	Sheffield Receivables Corp.,
	3.053%, 04/08/08 (c)	1,043,169
391,454	Thames Asset Global,
	2.287%, 06/27/08 (c)	388,755
466,221	Three Pillars Funding,
	2.906%, 04/14/08 (c)	465,695
1,076,498	Tulip Funding, 2.856%, 04/21/08 (c)	1,074,708
	Total Commercial Paper
	(Cost $3,575,658)	3,575,658
	CORPORATE BONDS AND NOTES- 7.26%
1,957,269	Abbey National Trust,
	3.130%, 02/13/09	1,929,727
1,826,784	Allstate Life Global Funding,
	3.332%, 03/20/09	1,827,778
1,304,845	Bank of Scotland, 4.614%, 02/06/09	1,304,845
1,696,299	Barclays Bank, 3.361%, 03/16/09	1,696,169
652,423	Bayerische Landesbank,
	4.956%, 08/23/08	653,194
782,907	Metlife Global, 4.965%, 04/28/08	782,907
978,634	Svenska Handelsbanken,
	4.652%, 02/06/09	978,634
	Total Corporate Bonds and Notes
	(Cost $9,199,161)	9,173,254
	CORPORATE PAYDOWN SECURITIES - 2.85%
1,936,948	KKR Atlantic East Holding Group
	Trust, 3.054%, 03/25/09 (d)	1,680,503
2,166,532	KKR Pacific West Holding Group
	Trust, 3.054%, 03/25/09 (d)	1,929,399
	Total Corporate Paydown Securities
	(Cost $4,103,480)	3,609,902

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

		Market
Shares		Value
	MONEY MARKET FUNDS - 3.79%
2,343,378	AIM Short Term Liquid Asset Fund $	2,343,378
2,453,110	Reserve Primary Fund	2,453,110
	Total Money Market Funds
	(Cost $4,796,488)	4,796,488
Principal
Amount
	REPURCHASE AGREEMENTS - 22.11%
$4,240,749	BNP Paribas Repurchase Agreement,
	3.200%, 04/01/08 (Collateralized
	by U.S. Government Agency Issues,
	value $4,307,105, 5.000% to 5.500%,
	03/31/38 to 04/01/38)	4,240,749
3,262,114	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds, value $3,328,755,
	0.000% to 2.375%,
	09/15/10 to 11/15/21)	3,262,114
3,262,114	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds, value $3,328,805,
	0.000% to 2.375%,
	05/15/11 to 01/15/17)	3,262,114
1,559,291	CS First Boston Repurchase
	Agreement, 2.750%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $1,559,950,
	0.000% to 6.500%,
	01/25/12 to 03/20/38)	1,559,291
6,524,228	Greenwich Capital Repurchase
	Agreement, 2.750%, 01/02/08
	(Collateralized by U.S. Government
	Agency Issues, value $6,654,845,
	0.000%, 12/01/33 to 04/15/37)	6,524,228

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$6,524,228	Merrill Lynch Repurchase Agreement,
	3.120%, 04/01/08 (Collateralized
	by non-U.S. Government Agency
	Issues, value $6,759,492, 3.631% to
	8.125%, 01/15/10 to 11/15/23)	$6,524,228
1,304,846	Morgan Stanley Repurchase
	Agreement, 2.9000%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues, value
	$1,576,953, 0.000%, 10/15/14)	1,304,846
1,304,846	Morgan Stanley Repurchase
	Agreement, 3.1000%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $1,330,943,
	5.000% to 5.500%,
	05/17/31 to 04/20/33)	1,304,846
	Total Repurchase Agreements
	(Cost $27,982,416)	27,982,416
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $49,657,203)	49,137,718
	Total Investments
	(Cost $170,683,402) - 138.32%	175,025,556
	Liabilities in Excess of
	Other Assets - (38.32)%	(48,490,751)
	TOTAL NET
	ASSETS - 100.00%	$126,534,805

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $3,575,658, which
represents 2.82% of total net assets.
(d) As of March 31, 2008, the Adviser has fair valued this security.
The market value of these securities total $3,609,902, which represents 2.85% of total net assets.
(e) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 VALUE INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
RUSSELL MID-CAP VALUE INDEX - Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation.

LIPPER SMALL-CAP VALUE FUNDS INDEX - The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP VALUE FUNDS INDEX - Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Value Fund	-19.47%	10.11%	4.86%
Russell 2500 Value Index	-16.54%	15.56%	9.10%
Russell Mid-Cap Value Index	-14.12%	16.77%	9.67%
Lipper Small-Cap Value Funds Index	-13.51%	16.23%	9.11%

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 93.31%
	Aerospace & Defense - 2.07%
7,700	BE Aerospace, Inc. (a)	$269,115
12,500	Curtiss-Wright Corp. (b)	518,500
7,700	Esterline Technologies Corp. (a)	387,849
12,300	Moog, Inc. (a)	519,183
16,400	Spirit Aerosystems Holdings, Inc. (a)	363,752
		2,058,399
	Auto Components - 0.90%
26,200	Cooper Tire & Rubber Co. (b)	392,214
19,700	Goodyear Tire & Rubber Co. (a)	508,260
		900,474
	Capital Markets - 3.16%
31,900	Ameriprise Financial, Inc.	1,654,015
16,700	Calamos Asset Management, Inc.	271,876
54,300	E*Trade Financial Corp. (a)(b)	209,598
62,880	Jefferies Group, Inc. (b)	1,014,254
		3,149,743
	Chemicals - 3.48%
13,100	Airgas, Inc.	595,657
35,870	Ashland, Inc.	1,696,651
2,400	CF Industries Holdings, Inc. (b)	248,688
20,800	HB Fuller Co.	424,528
9,200	OM Group, Inc. (a)	501,768
		3,467,292
	Commercial Banks - 7.63%
22,300	Associated Banc-Corp.	593,849
21,900	Central Pacific Financial Corp. (b)	412,815
11,400	Citizens Banking Corp.	141,702
42,300	The Colonial BancGroup, Inc. (b)	407,349
4,900	First Community Bancorp.	131,565
30,300	First Midwest Bancorp, Inc. (b)	841,431
10,400	FirstMerit Corp.	214,864
14,400	Hancock Holding Co. (b)	605,088
116,960	Investors Bancorp, Inc. (a)(b)	1,795,336
16,800	The South Financial Group, Inc. (b)	249,648
21,300	Trustmark Corp.	474,564
41,820	UMB Financial Corp. (b)	1,722,984
		7,591,195
	Commercial Services & Supplies - 1.75%
29,700	Corrections Corp. of America (a)	817,344
9,700	The Geo Group Inc. (a)	275,868
22,200	Republic Services, Inc.	649,128
		1,742,340

Number of		Market
Shares		Value
	Communications Equipment - 0.83%
39,300	ADC Telecommunications, Inc. (a)(b)	$474,744
10,000	Belden CDT, Inc.	353,200
		827,944
	Construction & Engineering - 1.24%
58,100	MasTec, Inc. (a)	477,001
32,800	Quanta Services, Inc. (a)	759,976
		1,236,977
	Consumer Finance - 0.71%
22,200	World Acceptance Corp. (a)	707,070
	Containers & Packaging - 1.55%
7,700	Greif, Inc.	523,061
31,400	Myers Industries, Inc.	412,282
23,100	Pactiv Corp. (a)	605,451
		1,540,794
	Diversified Financial Services - 3.03%
24,600	Assured Guaranty Ltd.	584,004
53,770	Leucadia National Corp.	2,431,479
		3,015,483
	Diversified Telecommunication Services - 2.08%
103,300	Cincinnati Bell, Inc. (a)	440,058
40,720	Embarq Corp.	1,632,872
		2,072,930
	Electric Utilities - 3.75%
126,650	Centerpoint Energy, Inc. (b)	1,807,295
21,100	Cleco Corp. (b)	467,998
14,200	IDACORP, Inc.	455,962
22,700	Wisconsin Energy Corp.	998,573
		3,729,828
	Electrical Equipment - 0.98%
9,500	AO Smith Corp.	312,265
30,390	Encore Wire Corp. (b)	553,402
3,000	Regal-Beloit Corp. (b)	109,890
		975,557
	Electronic Equipment & Instruments - 2.21%
16,400	Arrow Electronics, Inc. (a)(b)	551,860
29,800	Benchmark Electronics, Inc. (a)(b)	534,910
4,800	Mettler Toledo International, Inc. (a)	466,176
23,000	Plexus Corp. (a)	645,150
		2,198,096
	Energy Equipment & Services - 0.39%
22,600	Matrix Service Co. (a)	388,268

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing - 3.49%
55,730	Longs Drug Stores Corp. (b)	$2,366,296
61,450	Winn Dixie Stores, Inc. (a)(b)	1,103,642
		3,469,938
	Food Products - 0.84%
11,400	Fresh Del Monte Produce, Inc. (a)	414,960
16,400	Smithfield Foods, Inc. (a)	422,464
		837,424
	Gas Utilities - 2.54%
17,700	AGL Resources, Inc.	607,464
20,900	New Jersey Resources Corp.	648,945
13,000	Northwest Natural Gas Co.	564,720
28,200	UGI Corp.	702,744
		2,523,873
	Health Care Providers & Services - 1.43%
11,300	Magellan Health Services, Inc. (a)(b)	448,497
18,200	Universal Health Services, Inc.	977,158
		1,425,655
	Hotels, Restaurants & Leisure - 5.16%
50,080	Boyd Gaming Corp. (b)	1,001,600
13,600	CEC Entertainment, Inc. (a)(b)	392,768
28,000	Penn National Gaming, Inc. (a)	1,224,440
116,070	Triarc Companies, Inc.	802,044
35,540	Vail Resorts, Inc. (a)(b)	1,716,226
		5,137,078
	Household Durables - 0.66%
11,300	Lennar Corp.	212,553
91,200	Standard-Pacific Corp. (b)	443,232
		655,785
	Insurance - 8.29%
25,600	American Financial Group, Inc. (b)	654,336
11,500	Arch Capital Group Ltd. (a)	789,705
10,800	Assurant, Inc.	657,288
18,600	The Hanover Insurance Group, Inc.	765,204
35,200	LandAmerica Financial
	Group, Inc. (b)	1,389,344
9,500	Loews Corp. - Carolina Group	689,225
107,900	Old Republic International Corp. (b)	1,392,989
4,000	White Mountains Insurance Group Ltd.	1,920,000
		8,258,091

Number of		Market
Shares		Value
	Life Science Tools & Supplies - 0.71%
29,100	PerkinElmer, Inc.	$705,675
	Machinery - 1.50%
9,200	Actuant Corp. - Class A (b)	277,932
4,400	AGCO Corp. (a)	263,472
19,600	Pall Corp.	687,372
7,100	Westinghouse Air Brake
	Technologies Corp.	267,386
		1,496,162
	Media - 1.91%
20,100	Cinemark Holdings, Inc.	257,079
66,190	Discovery Holding Co. (a)	1,404,552
24,400	Entercom Communications Corp. (b)	242,292
		1,903,923
	Multiline Retail - 1.02%
27,000	J.C. Penney Co., Inc. (b)	1,018,170
	Multi-Utilities - 2.24%
477,270	Aquila, Inc. (a)	1,532,037
26,200	Vectren Corp.	702,946
		2,234,983
	Oil & Gas - 11.23%
9,600	Carrizo Oil & Gas, Inc. (a)(b)	568,992
47,750	CNX Gas Corp. (a)	1,541,370
32,820	Comstock Resources, Inc. (a)(b)	1,322,646
6,400	Holly Corp.	277,824
25,450	Overseas Shipholding Group, Inc. (b)	1,782,518
23,390	Pioneer Natural Resources Co. (b)	1,148,917
24,190	Plains All American Pipeline, L.P	1,149,992
34,860	Plains Exploration &
	Production Co. (a)	1,852,460
42,090	Quicksilver Resources, Inc. (a)	1,537,548
		11,182,267
	Paper & Forest Products - 0.89%
96,170	Louisiana-Pacific Corp. (b)	882,841
	Pharmaceuticals - 1.70%
25,600	Endo Pharmaceuticals
	Holdings Inc. (a)(b)	612,864
21,600	Sciele Pharma, Inc. (a)	421,200
22,300	Watson Pharmaceuticals, Inc. (a)	653,836
		1,687,900
	Real Estate Management & Development - 0.00%
1	Forestar Real Estate Group Inc. (a)	25

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment - 2.58%
19,200	Advanced Energy Industries, Inc. (a)	$254,592
334,600	Atmel Corp. (a)(b)	1,164,408
13,600	Cypress Semiconductor Corp. (a)(b)	321,096
16,800	Diodes, Inc. (a)	368,928
51,100	Integrated Device Technology, Inc. (a)
456,323
		2,565,347
	Software - 1.23%
36,200	Parametric Technology Corp. (a)(b)	578,476
24,400	Sybase, Inc. (a)	641,720
		1,220,196
	Specialty Retail - 0.98%
10,800	AnnTaylor Stores Corp. (a)	261,144
69,780	Borders Group, Inc. (b)	409,609
20,100	Brown Shoe Co., Inc. (b)	302,907
		973,660
	Thrifts & Mortgage Finance - 9.15%
25,000	BankAtlantic Bancorp, Inc.	97,750
35,400	BankUnited Financial Corp.	177,354
55,530	Capitol Federal Financial (b)	2,081,264
37,000	Dime Community Bancshares	646,760
7,500	Downey Financial Corp.	137,850
7,600	FirstFed Financial Corp. (a)	206,340
1	Guaranty Financial Group, Inc. (a)	11
108,100	Hudson City Bancorp, Inc. (b)	1,911,208
48,200	IndyMac Bancorp, Inc. (b)	239,072
86,700	New York Community Bancorp, Inc.	1,579,674
24,800	PFF Bancorp, Inc.	206,336
103,590	TFS Financial Corp.	1,246,188
25,400	Washington Federal, Inc.	580,136
		9,109,943
	Total Common Stocks
	(Cost $98,037,997)	92,891,326
	REAL ESTATE INVESTMENT TRUSTS - 5.55%
	Real Estate Investment Trusts - 5.55%
4,000	Alexandria Real Estate Equities, Inc.	370,880
48,700	Anworth Mortgage Asset Corp. (b)	298,531
34,100	Chimera Investment Corp. (b)	419,430
12,307	Deerfield Capital Corp.	17,352
30,900	DuPont Fabros Technology, Inc.	509,541
9,400	Health Care REIT, Inc.	424,222
26,100	MFA Mortgage Investments, Inc.	164,430

Number of		Market
Shares		Value
	Real Estate Investment Trusts (Continued)
34,600	NorthStar Realty Finance Corp.	$282,682
48,460	Plum Creek Timber Co., Inc. (b)	1,972,322
41,017	RAIT Investment Trust	284,658
30,400	Realty Income Corp.	778,848
		5,522,896
	Total Real Estate Investment Trusts
	(Cost $5,542,099)	5,522,896
	SHORT TERM INVESTMENTS - 1.24%
	Money Market Funds - 1.24%
1,237,573	Federated Prime Obligations Fund,
	3.180% (e)	1,237,573
	Total Short Term Investments
	(Cost $1,237,573)	1,237,573

Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 22.91%
	COMMERCIAL PAPER - 1.66%
$279,598	Bryant Park Funding LLC,
	3.188%, 04/03/08 (c)	279,525
483,630	Sheffield Receivables Corp.,
	3.053%, 04/08/08 (c)	483,302
181,361	Thames Asset Global,
	2.287%, 06/27/08 (c)	180,111
216,001	Three Pillars Funding,
	2.906%, 04/14/08 (c)	215,757
498,743	Tulip Funding,
	2.856%, 04/21/08 (c)	497,914
	Total Commercial Paper
	(Cost $1,656,609)	1,656,609
	CORPORATE BONDS AND NOTES - 4.27%
906,805	Abbey National Trust,
	3.130%, 02/13/09	894,044
846,352	Allstate Life Global Funding,
	3.332%, 03/20/09	846,812
604,537	Bank of Scotland, 4.614%, 02/06/09	604,537
785,898	Barclays Bank, 3.361%, 03/16/09	785,838
302,269	Bayerische Landesbank,
	4.956%, 08/23/08	302,625
362,722	Metlife Global, 4.965%, 04/28/08	362,722
453,403	Svenska Handelsbanken,
	4.652%, 02/06/09	453,403
	Total Corporate Bonds and Notes
	(Cost $4,261,986)	4,249,981

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL (Continued)
	CORPORATE PAYDOWN SECURITIES - 1.72%
$897,391	KKR Atlantic East Holding Group
	Trust, 3.054%, 03/25/09 (d)	$797,662
1,003,758	KKR Pacific West Holding Group
	Trust, 3.054%, 03/25/09 (d)	911,540
	Total Corporate Paydown Securities
	(Cost $1,901,149)	1,709,202
Shares
	MONEY MARKET FUNDS - 2.24%
1,085,691	AIM Short Term Liquid Asset Fund	1,085,691
1,136,530	Reserve Primary Fund	1,136,530
	Total Money Market Funds
	(Cost $2,222,221)	2,222,221
Principal
Amount
	REPURCHASE AGREEMENTS - 13.02%
$1,964,746	BNP Paribas Repurchase Agreement,
	3.200%, 04/01/08 (Collateralized
	by U.S. Government Agency Issues,
	value $1,995,488, 5.000% to 5.500%,
	03/31/38 to 04/01/38)	1,964,746
1,511,343	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign Government
	Bonds, value $1,542,218,
	0.000% to 2.375%,
	09/15/10 to 11/15/21)	1,511,343
1,511,343	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign Government
	Bonds, value $1,542,241,
	0.000% to 2.375%,
	05/15/11 to 01/15/17)	1,511,343
722,422	CS First Boston Repurchase
	Agreement, 2.750%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $722,728,
	0.000% to 6.500%,
	01/25/12 to 03/20/38)	722,422

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$3,022,685	Greenwich Capital Repurchase
	Agreement, 2.750%, 01/02/08
	(Collateralized by U.S. Government
	Agency Issues, value $3,083,200,
	0.000%, 12/01/33 to 04/15/37)	$3,022,685
3,022,685	Merrill Lynch Repurchase
	Agreement, 3.120%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues, value
	$3,131,683, 3.631% to 8.125%,
	01/15/10 to 11/15/23)	3,022,685
604,537	Morgan Stanley Repurchase
	Agreement, 2.9000%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues, value
	$730,605, 0.000%, 10/15/14)	604,537
604,537	Morgan Stanley Repurchase
	Agreement, 3.1000%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $616,628,
	5.000% to 5.500%,
	05/17/31 to 04/20/33)	604,537
	Total Repurchase Agreements
	(Cost $12,964,298)	12,964,298
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $23,006,263)	22,802,311
	Total Investments
	(Cost $127,823,932) - 123.01%	122,454,106
	Liabilities in Excess of Other
	Assets - (23.01)%	(22,905,722)
	TOTAL NET ASSETS - 100.00%	$99,548,384

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $1,656,609, which
represents 1.66% of total net assets.
(d) As of March 31, 2008, the Adviser has fair valued this security.
The market value of these securities total $1,709,202, which represents 1.72% of total net assets.
(e) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark International Equity Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of June 2007, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

LIPPER INTERNATIONAL FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc. These funds invest assets in securities with primary trading markets outside of the United States.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark International Equity Fund	–3.85%	20.43%	8.77%
Morgan Stanley Capital International EAFE Index	–2.27%	21.90%	10.14%
Lipper International Funds Index	–0.22%	21.66%	10.24%

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 96.02%
	Australia - 3.74%
2,092,600	AXA Asia Pacific Holdings	$10,565,577
1,633,600	Boart Longyear Group	2,741,189
1,199,400	Foster’s Group Ltd.	5,621,876
1,620,400	Telstra Corp.	6,532,571
		25,461,213
	Austria - 0.70%
62,550	Wiener Staedtische Allgemeine
	Versicher AG (a)	4,794,052
	Brazil - 0.98%
65,200	Petroleo Brasileiro SA - ADR (b)	6,657,572
	Canada - 2.84%
67,900	Cameco Corp. (b)	2,236,626
115,650	Novatek OAO GDR (a)	9,329,223
27,330	Potash Corp of Saskatchewan	4,241,889
31,870	Research In Motion Ltd. (a)	3,576,770
		19,384,508
	Denmark - 1.32%
131,150	Novo-Nordisk A/S - Class B	9,025,115
	Finland - 1.72%
166,450	Nokia OYJ	5,254,917
203,600	Nokia OYJ - ADR	6,480,588
		11,735,505
	France - 11.65%
51,350	Accor SA	3,749,188
38,180	Alstom SA	8,270,776
166,250	AXA - ADR	6,003,287
57,200	BNP Paribas SA	5,767,628
104,100	Gaz De France	6,287,002
66,000	Lafarge SA	11,468,549
38,100	LVMH Moet Hennessy
	Louis Vuitton SA	4,238,559
99,590	PPR SA	14,766,589
119,800	Rhodia SA (a)	2,792,062
34,490	Societe Generale	3,374,826
8,622	Societe Generale NV (a)	829,654
28,100	Vallourec	6,815,464
71,950	Veolia Environnement	5,020,930
		79,384,514
	Germany - 10.81%
130,050	Bayer AG	10,424,782
372,500	Deutsche Telekom AG	6,218,225

Number of		Market
Shares		Value
	Germany (Continued)
23,710	E.ON AG	$4,422,158
122,400	Fresenius AG	10,274,074
64,620	Linde AG	9,103,123
69,450	Metro AG	5,596,809
79,700	RWE AG	9,844,552
102,550	SAP AG	5,082,205
90,120	Siemens AG	9,850,515
112,088	Symrise AG (a)	2,896,714
		73,713,157
	Greece - 4.37%
300,100	Hellenic Exchanges SA	7,138,192
230,280	National Bank of Greece SA	12,123,638
294,400	OPAP SA	10,499,694
		29,761,524
	Hong Kong - 2.45%
408,000	Cheung Kong (Holdings) Ltd.	5,873,922
417,578	Esprit Holdings Ltd.	5,067,024
124,800	Jardine Matheson Holdings Ltd.	3,957,772
117,700	Wing Hang Bank Limited	1,794,812
		16,693,530
	Ireland (Republic of) - 0.51%
92,300	CRH PLC	3,502,555
	Israel - 1.16%
170,650	Teva Pharmaceutical Industries,
	Ltd. - ADR (b)	7,882,323
	Italy - 3.60%
969,500	Banca Intesa SpA	6,839,953
175,250	Saipem SpA	7,104,534
1,578,300	Unicredito Italiano SpA	10,575,006
		24,519,493
	Japan - 11.82%
204,600	Aeon Co., Ltd.	2,465,173
829,600	Asahi Kasei Corp.	4,362,710
101,700	Canon, Inc.	4,743,637
824	East Japan Railway	6,870,984
830,400	The Fuji Fire & Marine Insurance
	Company Ltd.	2,224,485
197,100	Komatsu Ltd.	5,549,527
193,000	Mitsubishi Estate Co. Ltd.	4,730,202
526,100	Mitsui & Co. Ltd.	10,795,896
42,700	Nintendo Co. Ltd.	22,340,837
425,500	NSK Ltd.	3,238,038

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
861,105	Sumitomo Metal Industries Ltd.	$3,299,152
40,800	Toyota Motor Corp.	2,061,535
28,200	Toyota Motor Corp. - ADR (a)(b)	2,845,098
58,150	Yamada Denki Co. Ltd.	5,069,938
		80,597,212
	Luxembourg - 2.42%
54,150	Arcelor	4,428,907
90,200	Arcelormittal	7,387,910
49,250	Millicom International Cellular
	SA (a)(b)	4,656,587
		16,473,404
	New Zealand - 0.39%
408,200	Fletcher Building Limited	2,692,646
	Norway - 0.85%
369,271	Prosafe ASA (a)	5,818,426
	Russian Federation - 1.53%
128,700	Gazprom OAO - ADR (a)	6,518,655
130,200	Vimpel-Communications - ADR	3,891,678
		10,410,333
	Singapore - 0.56%
290,000	DBS Group Holdings Ltd.	3,818,821
	Spain - 4.77%
655,750	Banco Santander Central
	Hispano SA	13,063,893
73,250	Gamesa (a)	3,343,987
482,500	Iberdrola SA (a)	7,462,354
300,550	Telefonica SA	8,635,447
		32,505,681
	Sweden - 2.83%
138,600	ForeningsSparbank AB	3,887,224
83,100	Hennes & Mauritz AB	5,115,548
88,700	Sandvik AB - ADR	1,544,409
266,700	Sandvik AB	4,639,742
204,100	SKF AB - B Shares	4,109,257
		19,296,180
	Switzerland - 8.35%
99,100	Julius Baer Holding Ltd.	7,315,027
52,720	Nestle SA	26,351,704
49,000	Roche Holding AG	9,235,026
110,200	Roche Holding Ltd. - ADR	10,412,203

Number of		Market
Shares		Value
	Switzerland (Continued)
12,270	Syngenta AG	$3,584,614
		56,898,574
	United Kingdom - 16.65%
667,600	BAE Systems Plc	6,437,562
153,800	BG Group Plc	3,562,121
1,294,500	BP PLC	13,115,386
467,400	Cadbury Schweppes plc	5,151,919
942,600	Centrica PLC	5,584,715
274,600	HSBC Holdings PLC (b)	4,523,712
71,950	Lonmin Plc	4,374,404
375,100	Prudential Plc	4,952,552
110,600	Reckitt Benckiser Group Plc	6,133,125
475,500	Reed Elsevier	6,056,115
484,600	Renovo Group PLC (a)	349,190
50,250	Rio Tinto Plc	5,222,278
134,700	Standard Chartered PLC	4,606,130
1,590,800	Tesco PLC	11,989,155
474,500	Unilever PLC	16,049,567
5,170,800	Vodafone Group PLC	15,369,735
		113,477,666
	Total Common Stocks
	(Cost $623,482,981)	654,504,004
	SHORT TERM INVESTMENTS - 1.50%
	Money Market Funds - 1.50%
10,248,559	Federated Prime Obligations Fund,
	3.180% (e)	10,248,559
	Total Short Term Investments
	(Cost $10,248,559)	10,248,559

Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 3.46%
	COMMERCIAL PAPER - 0.25%
$289,932	Bryant Park Funding LLC,
	3.188%, 04/03/08 (c)	289,855
501,504	Sheffield Receivables Corp.,
	3.053%, 04/08/08 (c)	501,165
188,064	Thames Asset Global,
	2.287%, 06/27/08 (c)	186,768
223,984	Three Pillars Funding,
	2.906%, 04/14/08 (c)	223,732

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
517,176	Tulip Funding,
	2.856%, 04/21/08 (c)	$516,317
	Total Commercial Paper
	(Cost $1,717,837)	1,717,837
	CORPORATE BONDS AND NOTES	- 0.65%
940,321	Abbey National Trust,
	3.130%, 02/13/09	927,090
877,633	Allstate Life Global Funding,
	3.332%, 03/20/09	878,110
626,880	Bank of Scotland, 4.614%, 02/06/09	626,880
814,945	Barclays Bank, 3.361%, 03/16/09	814,882
313,440	Bayerische Landesbank,
	4.956%, 08/23/08	313,810
376,129	Metlife Global, 4.965%, 04/28/08	376,129
470,160	Svenska Handelsbanken,
	4.652%, 02/06/09	470,160
	Total Corporate Bonds and Notes
	(Cost $4,419,508)	4,407,061
	CORPORATE PAYDOWN SECURITIES - 0.25%
930,558	KKR Atlantic East Holding Group
	Trust, 3.054%, 03/25/09 (d)	788,485
1,040,856	KKR Pacific West Holding Group
	Trust, 3.054%, 03/25/09 (d)	909,481
	Total Corporate Paydown Securities
	(Cost $1,971,414)	1,697,966
Shares
	MONEY MARKET FUNDS - 0.34%
1,125,818	AIM Short Term Liquid Asset Fund	1,125,818
1,178,535	Reserve Primary Fund	1,178,535
	Total Money Market Funds
	(Cost $2,304,353)	2,304,353
Principal
Amount
	REPURCHASE AGREEMENTS - 1.97%
$2,037,362	BNP Paribas Repurchase Agreement,
	3.200%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $2,069,240,
	5.000% to 5.500%,
	03/31/38 to 04/01/38)	2,037,362

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$1,567,202	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds, value
	$1,599,217, 0.000% to 2.375%,
	09/15/10 to 11/15/21)	$1,567,202
1,567,202	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds, value
	$1,599,241, 0.000% to 2.375%,
	05/15/11 to 01/15/17)	1,567,202
749,122	CS First Boston Repurchase
	Agreement, 2.750%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $749,439,
	0.000% to 6.500%,
	01/25/12 to 03/20/38) .	749,122
3,134,402	Greenwich Capital Repurchase
	Agreement, 2.750%, 01/02/08
	(Collateralized by U.S. Government
	Agency Issues, value $3,197,155,
	0.000%, 12/01/33 to 04/15/37)	3,134,402
3,134,402	Merrill Lynch Repurchase
	Agreement, 3.120%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues,
	value $3,247,429, 3.631% to 8.125%,
	01/15/10 to 11/15/23)	3,134,402
626,880	Morgan Stanley Repurchase
	Agreement, 2.9000%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues,
	value $757,608, 0.000%, 10/15/14)	626,880
626,880	Morgan Stanley Repurchase
	Agreement, 3.1000%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $639,418,
	5.000% to 5.500%,
	05/17/31 to 04/20/33)	626,880
	Total Repurchase Agreements
	(Cost $13,443,452)	13,443,452

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Market
Value
Total Investments Purchased as
Securities Lending Collateral
(Cost $23,855,127)	$23,570,669
Total Investments
(Cost $657,588,104) - 100.98%	688,323,232
Liabilities in Excess of Other
Assets - (0.98)%	(6,701,202)
TOTAL NET
ASSETS - 100.00%	$681,622,030

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $1,717,837, which
represents 0.25% of total net assets.
(d) As of March 31, 2008, the Adviser has fair valued this security.
The market value of these securities total $1,697,966, which represents 0.25% of total net assets.
(e) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Real Estate Securities Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

DOW JONES WILSHIRE REIT INDEX - The Dow Jones Wilshire REIT Index measures U.S. publicly traded Real Estate Investment Trusts. The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and that derive a minimum of 75% of revenue from stated operations. The Index is composed of 93 common stocks, selected for their market capitalization, source of revenue, and liquidity. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

LIPPER REAL ESTATE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Real Estate Securities Fund	-19.74%	17.07%	13.79%
Dow Jones Wilshire REIT Index	-19.07%	18.46%	14.55%
Lipper Real Estate Funds Index	-16.50%	17.93%	14.01%

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 0.80%
	Diversified - 0.10%
2,300	Forest City Enterprises, Inc. (b)	$84,640
	Office Property - 0.70%
29,650	Brookfield Properties Co.	572,541
	Total Common Stocks
	(Cost $770,105)	657,181
	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS - 97.59%
	Apartments - 15.61%
35,815	AvalonBay Communities, Inc. (b)	3,456,864
40,852	BRE Properties, Inc. (b)	1,861,217
7,204	Camden Property Trust	361,641
71,182	Equity Residential (b)	2,953,341
25,429	Essex Property Trust, Inc. (b)	2,898,397
52,475	UDR, Inc. (b)	1,286,687
		12,818,147
	Diversified - 9.50%
1,900	Alexander’s, Inc. (a)	673,550
50,750	Digital Realty Trust, Inc. (b)	1,801,625
7,010	Entertainment Properties Trust (b) .	345,803
8,185	Liberty Property Trust	254,636
30,200	Mission West Properties	285,390
51,544	Vornado Realty Trust (b)	4,443,608
		7,804,612
	Health Care - 6.69%
51,810	HCP, Inc. (b)	1,751,696
31,490	Health Care REIT, Inc. (b)	1,421,144
11,460	Nationwide Health Properties,
	Inc. (b)	386,775
43,030	Ventas, Inc. (b)	1,932,477
		5,492,092
	Hotels & Motels - 3.64%
43,990	Diamondrock Hospitality Co. (b)	557,353
9,830	Hospitality Properties Trust (b)	334,417
92,940	Host Hotels & Resorts, Inc. (b)	1,479,605
11,270	LaSalle Hotel Properties (b)	323,787
18,520	Sunstone Hotel Investors, Inc. (b)	296,505
		2,991,667

Number of		Market
Shares		Value
	Office Property - 17.03%
28,336	Alexandria Real Estate Equities,
	Inc. (b)	$2,627,314
8,500	BioMed Realty Trust, Inc. (b)	203,065
39,958	Boston Properties, Inc. (b)	3,678,933
14,859	Brandywine Realty Trust (b)	252,009
62,230	Corporate Office Properties
	Trust (b)	2,091,550
43,440	Douglas Emmett, Inc.	958,286
8,100	Highwoods Properties, Inc. (b)	251,667
12,087	Kilroy Realty Corp. (b)	593,593
7,006	Mack-Cali Realty Corp.	250,184
3,900	Maguire Properties, Inc.	55,809
37,095	SL Green Realty Corp.	3,022,130
		13,984,540
	Regional Malls - 20.54%
6,560	CBL & Associates Properties,
	Inc. (b)	154,357
115,638	General Growth Properties, Inc. (b)	4,413,903
49,334	The Macerich Co. (b)	3,466,700
81,765	Simon Property Group, Inc. (b)	7,596,786
23,800	Taubman Centers, Inc.	1,239,980
		16,871,726
	Shopping Centers - 11.47%
33,770	Developers Diversified Realty
	Corp. (b)	1,414,288
32,834	Federal Realty Investment Trust (b)	2,559,410
48,222	Kimco Realty Corp. (b)	1,888,856
33,469	Regency Centers Corp.	2,167,453
9,900	Saul Centers, Inc.	497,376
23,220	Tanger Factory Outlet Centers,
	Inc. (b)	893,273
		9,420,656
	Storage - 2.88%
51,780	Extra Space Storage, Inc. (b)	838,318
17,190	Public Storage, Inc. (b)	1,523,378
		2,361,696
	Warehouse/Industrial - 10.23%
42,894	AMB Property Corp. (b)	2,334,291
65,880	DCT Industrial Trust, Inc. (b)	656,165
4,100	EastGroup Properties, Inc.	190,486
88,621	ProLogis (b)	5,216,232
		8,397,174

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	Total Real Estate Investment Trusts,
	Common Stocks
	(Cost $61,689,152)	$80,142,310
	REAL ESTATE INVESTMENT TRUSTS,
	PREFERRED STOCKS - 0.37%
	Office Property - 0.37%
12,800	Corporate Office Properties Trust	305,024
	Total Real Estate Investment Trusts,
	Preferred Stocks
	(Cost $305,323)	305,024
	SHORT TERM INVESTMENTS - 0.42%
	Money Market Funds - 0.42%
348,496	Federated Prime Obligations Fund,
	3.180% (e)	348,496
	Total Short Term Investments
	(Cost $348,496)	348,496
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 35.92%
	COMMERCIAL PAPER - 2.61%
$362,655	Bryant Park Funding LLC,
	3.188%, 04/03/08 (c)	362,559
627,296	Sheffield Receivables Corp.,
	3.053%, 04/08/08 (c)	626,871
235,236	Thames Asset Global,
	2.287%, 06/27/08 (c)	233,614
280,166	Three Pillars Funding,
	2.906%, 04/14/08 (c)	279,850
646,899	Tulip Funding,
	2.856%, 04/21/08 (c)	645,823
	Total Commercial Paper
	(Cost $2,148,717)	2,148,717
	CORPORATE BONDS AND NOTES - 6.73%
1,176,180	Abbey National Trust,
	3.130%, 02/13/09	1,159,628
1,097,768	Allstate Life Global Funding,
	3.332%, 03/20/09	1,098,365
784,120	Bank of Scotland,
	4.614%, 02/06/09	784,120
1,019,356	Barclays Bank, 3.361%, 03/16/09	1,019,277

Principal		Market
Amount		Value
	CORPORATE BONDS AND NOTES (Continued)
$392,060	Bayerische Landesbank,
	4.956%, 08/23/08	$392,523
470,472	Metlife Global, 4.965%, 04/28/08	470,472
588,090	Svenska Handelsbanken,
	4.652%, 02/06/09	588,090
	Total Corporate Bonds and Notes
	(Cost $5,528,046)	5,512,475
	CORPORATE PAYDOWN SECURITIES - 2.60%
1,163,970	KKR Atlantic East Holding Group
	Trust, 3.054%, 03/25/09 (d)	993,798
1,301,932	KKR Pacific West Holding Group
	Trust, 3.054%, 03/25/09 (d)	1,144,575
	Total Corporate Paydown Securities
	(Cost $2,465,902)	2,138,373
Shares
	MONEY MARKET FUNDS - 3.51%
1,408,204	AIM Short Term Liquid Asset Fund	1,408,204
1,474,145	Reserve Primary Fund	1,474,145
	Total Money Market Funds
	(Cost $2,882,349)	2,882,349

Principal
Amount
	REPURCHASE AGREEMENTS - 20.47%
$2,548,388	BNP Paribas Repurchase
	Agreement, 3.200%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $2,588,265,
	5.000% to 5.500%,
	03/31/38 to 04/01/38)	2,548,388
1,960,300	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds, value $2,000,346,
	0.000% to 2.375%,
	09/15/10 to 11/15/21)	1,960,300
1,960,300	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds, value $2,000,376,
	0.000% to 2.375%,
	05/15/11 to 01/15/17)	1,960,300

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$937,023	CS First Boston Repurchase
	Agreement, 2.750%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $937,420,
	0.000% to 6.500%,
	01/25/12 to 03/20/38)	$937,023
3,920,599	Greenwich Capital Repurchase
	Agreement, 2.750%, 01/02/08
	(Collateralized by U.S. Government
	Agency Issues, value $3,999,090,
	0.000%, 12/01/33 to 04/15/37)	3,920,599
3,920,599	Merrill Lynch Repurchase
	Agreement, 3.120%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues,
	value $4,061,976, 3.631% to 8.125%,
	01/15/10 to 11/15/23)	3,920,599
784,120	Morgan Stanley Repurchase
	Agreement, 2.9000%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues, value
	$947,637, 0.000%, 10/15/14)	784,120
784,120	Morgan Stanley Repurchase
	Agreement, 3.1000%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $799,802,
	5.000% to 5.500%,
	05/17/31 to 04/20/33)	784,120
	Total Repurchase Agreements
	(Cost $16,815,449)	16,815,449

Market
Value
Total Investments Purchased as
Securities Lending Collateral
(Cost $29,840,463)	$29,497,363
Total Investments
(Cost $ 92,953,539) - 135.10%	110,950,374
Liabilities in Excess of Other
Assets - (35.10)%	(28,825,596)
TOTAL NET
ASSETS - 100.00%	$82,124,778

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) All or a portion of this security is on loan.
(c) Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $2,148,717, which
represents 2.61% of total net assets.
(d) As of March 31, 2008, the Adviser has fair valued this security.
The market value of these securities total $2,138,373, which represents 2.60% of total net assets.
(e) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS MUNICIPAL BOND INDEX - An unmanaged index which measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million. The Index does not reflect any deduction for fees, expenses or taxes.

LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS INDEX - The Lipper Intermediate Municipal Bond Fund Index is an index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. As of October 2005, the Lipper Intermediate Municipal Bond Fund Index has been added as an additional measure of market performance for the Tax-Exempt Fixed Income Fund.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Tax-Exempt Fixed Income Fund	0.28%	1.84%	3.07%
Lehman Brothers Municipal Bond Index	1.90%	3.92%	4.81%
Lipper Intermediate Municipal Bond Funds Index	2.52%	3.07%	3.90%

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Principal		Market
Amount		Value
	AUCTION RATE SECURITIES - 2.82%
$725,000	Arizona Health Facilities Authority,
	Revenue Bond, AMBAC Insured,
	6.900%, 07/01/2035 (a)	$725,000
1,000,000	California Educational Facilities
	Authority, Revenue Bond,
	4.650%, 11/01/2039 (a)	1,000,000
1,000,000	Energy Northwest, Refunding,
	Revenue Bond, XLCA Insured,
	4.640%, 07/01/2017 (a)	1,000,000
725,000	Illinois Finance Authority, Refunding,
	Revenue Bond, AMBAC Insured,
	5.470%, 11/01/2022 (a)	725,000
1,000,000	Lorain County Hospital, Revenue
	Bond, Assured Guaranty Corp.
	Insured, 8.490%, 02/01/2029 (a)	1,000,000
1,000,000	Metropolitan Transportation
	Authority, Series B, Revenue Bond,
	AMBAC Insured,
	5.390%, 11/01/2029 (a)	1,000,000
500,000	Minneapolis and St. Paul Housing
	and Redevelopment Authority,
	Revenue Bond, FSA Insured,
	6.000%, 08/15/2037 (a)	500,000
1,300,000	Norfolk Economic Development
	Authority, Series A, Revenue Bond,
	FSA Insured,
	5.910%, 11/01/2034 (a)	1,300,000
	Total Auction Rate Securities
	(Cost $7,250,000)	7,250,000
	MUNICIPAL BONDS - 95.26%
	Alabama - 0.80%
1,000,000	Jefferson County Schools, Revenue
	Bond, FSA Insured,
	5.500%, 01/01/2021	1,055,230
1,000,000	Mobile Industrial Development
	Board Pollution Control, Revenue
	Bond, 4.880%, 06/01/2034	1,014,710
		2,069,940
	Arizona - 3.87%
2,710,000	Arizona School Facilities Board,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,972,463

Principal		Market
Amount		Value
	Arizona (Continued)
$135,000	Maricopa County Elementary School
	District, Refunding, GO, FSA
	Insured, 5.000%, 07/01/2012	$145,903
500,000	Maricopa County Hospital, Revenue
	Bond, 5.000%, 04/01/2018	500,875
975,000	Maricopa County Industrial
	Development Authority Senior
	Living Facilities, Refunding,
	Revenue Bond,
	3.650%, 09/15/2035	986,983
1,000,000	Phoenix Civic Improvement
	Wastewater System, Refunding,
	Revenue Bond,
	5.000%, 07/01/2020	1,062,280
	Pinal County Industrial Development
	Authority Correctional Facilities,
	Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	757,387
1,000,000	5.250%, 10/01/2015	1,005,530
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	937,490
1,500,000	Salt River Project, Series A, Revenue
	Bond, 5.000%, 01/01/2021	1,596,300
		9,965,211
	California - 7.24%
500,000	California Communities Development
	Authority, Refunding, Revenue Bond,
	4.900%, 05/15/2025	501,335
1,000,000	California Communities Development
	Authority, Revenue Bond,
	5.500%, 07/01/2037	869,740
5,100,000	California Communities
	Development Authority, Series C,
	Revenue Bond,
	3.850%, 11/01/2029	5,119,278
600,000	California Statewide Community
	Development Authority, Series A,
	Revenue Bond, ACA Insured,
	5.630%, 08/01/2034	537,624
	California, GO,
400,000	5.000%, 08/01/2014	430,716
1,255,000	5.000%, 02/01/2020	1,282,522
1,000,000	5.000%, 06/01/2031	986,430

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	California (Continued)
$735,000	California, Refunding, GO,
	5.000%, 11/01/2021	$756,396
	Glendale Water Utility, Revenue
	Bond, FSA Insured,
1,020,000	5.000%, 02/01/2019	1,103,018
500,000	5.000%, 02/01/2020	536,070
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO, AMBAC
	Insured, 5.500%, 08/01/2019	3,334,983
145,000	Los Angeles Unified School District,
	Series A, Refunding, GO, FGIC
	Insured, 4.250%, 01/01/2028	129,518
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	410,625
1,000,000	Sacramento County Sanitation
	District, Revenue Bond,
	5.000%, 12/01/2036	987,920
1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	1,208,323
430,000	Santa Ana Unified School District,
	CP, MBIA Insured,
	5.250%, 04/01/2027	443,683
		18,638,181
	Colorado - 2.36%
870,000	Antelope Heights Metropolitan
	District, Refunding, GO, Radian
	Insured, 5.000%, 12/01/2027	796,415
1,065,000	Colorado Department of
	Transportation, Revenue Bond,
	5.380%, 06/15/2013	1,180,595
1,115,000	Colorado Health Facilities Authority,
	Revenue Bond,
	4.500%, 09/15/2008	1,115,937
	Denver City & County Justice
	System, GO,
1,500,000	5.000%, 08/01/2023	1,575,240
1,000,000	5.000%, 08/01/2024	1,040,880
375,000	El Paso County School District, GO,
	MBIA & STAID Insured,
	5.000%, 12/01/2027	378,698
		6,087,765

Principal		Market
Amount		Value
	Delaware - 0.32%
$1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	$833,600
	District of Columbia - 0.68%
200,000	District of Columbia, Series B,
	Unrefunded, GO,
	5.500%, 06/01/2009	207,518
1,500,000	Washington D.C. Airport Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,552,065
		1,759,583
	Florida - 4.14%
315,000	Beacon Lakes Community
	Development, Series A, Special
	Assessment, 6.000%, 05/01/2038 .	267,382
250,000	Boynton Village Community
	Development District, Series A,
	Special Assessment,
	5.750%, 05/01/2037	205,295
2,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	2,411,789
1,000,000	Highlands County Health Facilities
	Hospital, Revenue Bond,
	5.000%, 11/15/2035	942,870
2,000,000	Miami-Dade County Aviation
	Department, Series D, Refunding,
	Revenue Bond, FSA Insured,
	5.250%, 10/01/2026	2,058,760
1,250,000	Miami-Dade County Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,371,125
645,000	Palm Glades Community
	Development, Series B, Special
	Assessment,
	4.850%, 08/01/2011	606,764
1,200,000	Seminole Tribe Special Obligation,
	Series A, Revenue Bond,
	5.750%, 10/01/2022	1,191,840
625,000	Tolomato Community Development
	District, Special Assessment,
	6.380%, 05/01/2017	603,906

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	Florida (Continued)
$1,000,000	University of Florida, Revenue Bond,
	AMBAC Insured,
	5.130%, 09/01/2033	$993,630
		10,653,361
	Georgia - 1.93%
1,500,000	Atlanta Development Authority,
	Revenue Bond,
	5.250%, 07/01/2027	1,478,445
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,107,300
1,500,000	Gainesville Educational Facilities
	Redevelopment Authority,
	Refunding, Revenue Bond,
	5.130%, 03/01/2037	1,181,520
1,115,000	Georgia, Series E, GO,
	5.000%, 08/01/2012	1,214,280
		4,981,545
	Hawaii - 0.04%
100,000	Honolulu City & County, Series A,
	Prerefunded, GO,
	6.000%, 01/01/2009	103,089
	Illinois - 9.32%
1,250,000	Chicago Board of Education,
	Series B, Refunding, GO,
	5.000%, 12/01/2023	1,294,488
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	106,209
75,000	Chicago Park District, Revenue
	Bond, ACA Insured,
	6.250%, 01/01/2016	79,781
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond, FGIC
	Insured,
625,000	5.500%, 01/01/2010	643,800
100,000	5.380%, 01/01/2013	107,510
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,552,700
1,000,000	5.000%, 01/01/2026	1,015,360

Principal		Market
Amount		Value
	Illinois (Continued)
$1,000,000	Cook County, Series C, GO,
	AMBAC Insured,
	5.000%, 11/15/2025	$1,012,270
100,000	Du Page & Cook Counties
	Community School District, GO,
	FGIC Insured,
	4.380%, 01/01/2009	101,931
270,000	Illinois Finance Authority Chicago
	Schools Project, Refunding,
	Revenue Bond,
	4.500%, 12/01/2008	270,019
1,200,000	Illinois Finance Authority Hospital
	Sisters Services, Series A, Revenue
	Bond, 5.000%, 03/15/2025	1,181,112
450,000	Illinois Finance Authority
	Resurrection Health Care, Revenue
	Bond, 3.750%, 05/15/2020	454,077
1,050,000	Illinois Finance Authority Sherman
	Health Systems, Refunding,
	Revenue Bond,
	5.500%, 08/01/2037	959,028
2,000,000	Illinois Finance Authority, Revenue
	Bond, 5.000%, 07/01/2022	2,039,920
1,370,000	Illinois Finance Authority, Series A,
	Revenue Bond,
	5.250%, 10/01/2010	1,453,392
2,500,000	Illinois State Toll Highway Authority,
	Series A, Revenue Bond, FSA
	Insured, 5.000%, 01/01/2026	2,768,300
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,100,650
2,690,000	Lombard Public Facilities, Series B,
	Revenue, 5.250%, 01/01/2030	2,618,365
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	500,665
500,000	Regional Transportation Authority,
	Series B, Revenue Bond, FGIC
	Insured, 5.380%, 06/01/2014	548,465
3,030,000	St. Clair County High School
	District No. 203, Series A, GO,
	AMBAC Insured,
	5.750%, 12/01/2026	3,183,257
		23,991,299

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	Indiana - 3.17%
$195,000	Allen County War Memorial,
	Revenue Bond,
	4.500%, 05/01/2019	$195,899
400,000	Anderson Industrial Economic
	Development, Refunding, Revenue
	Bond, 4.500%, 10/01/2008	400,792
1,650,000	Danville School Building, Revenue
	Bond, FSA Insured,
	5.000%, 07/15/2023	1,701,810
1,000,000	Indiana Health & Educational
	Facilities Financing Authority,
	Revenue Bond,
	5.000%, 11/15/2036	961,700
	Indiana Health Facilities Financing
	Authority, Revenue Bond,
1,000,000	6.000%, 08/01/2008	1,004,470
1,000,000	5.000%, 05/01/2013	1,062,030
	Noblesville Redevelopment
	Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	207,792
305,000	4.500%, 08/01/2012	319,259
320,000	4.500%, 08/01/2013	335,257
820,000	Portage Economic Development,
	Revenue Bond,
	5.000%, 07/15/2023	777,106
1,135,000	Wayne Township Marion County
	School Building Corp, Revenue
	Bond, MBIA Insured,
	5.500%, 07/15/2023	1,208,037
		8,174,152
	Iowa - 0.47%
600,000	Iowa Finance Authority Health
	Facilities, Revenue Bond,
	5.250%, 07/01/2010	600,954
600,000	Iowa Finance Authority Pollution
	Control, Refunding, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2014	603,468
		1,204,422

Principal		Market
Amount		Value
	Kansas - 0.52%
$765,000	Labette County Hospital, Series A,
	Revenue Bond,
	5.750%, 09/01/2029	$725,312
735,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	615,820
		1,341,132
	Kentucky - 0.44%
	Murray Hospital Facilities,
	Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	533,213
630,000	4.380%, 08/01/2014	613,822
		1,147,035
	Louisiana - 1.85%
1,000,000	Louisiana Office Facilities Corp.,
	Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,059,610
1,015,000	Louisiana Offshore Term Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2020	991,959
1,305,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	1,416,303
1,235,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,297,405
		4,765,277
	Maryland - 1.21%
1,160,000	Maryland Department of
	Transportation County T
	Construction, Revenue Bond,
	5.500%, 02/01/2017	1,313,166
750,000	Maryland Health & Higher Education
	Facilities Authority, Revenue Bond,
	5.200%, 01/01/2024	691,508
1,000,000	Maryland, GO,
	5.000%, 08/01/2014	1,107,160
		3,111,834

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	Massachusetts - 1.44%
$900,000	Massachusetts Bay Transportation
	Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	$1,008,504
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	103,848
1,250,000	Massachusetts Health & Educational
	Facilities, Revenue Bond, MBIA
	Insured, 5.000%, 07/01/2015	1,352,375
120,000	Massachusetts State Water Resources
	Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	135,421
1,000,000	Massachusetts, Series A, GO,
	5.250%, 08/01/2013	1,103,250
		3,703,398
	Michigan - 2.20%
155,000	Detroit Sewer Disposal, Revenue
	Bond, 7.100%, 12/15/2009	162,916
150,000	Dundee Community School District,
	GO, Q-SBLF Insured,
	5.380%, 05/01/2010	158,989
600,000	Kent Hospital Finance Authority,
	Series A, Revenue Bond,
	5.500%, 01/15/2047	630,048
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	853,432
	Michigan Building Authority, Series I,
	Refunding, Revenue Bond,
1,200,000	5.000%, 10/15/2009	1,249,452
915,000	4.750%, 10/15/2025	919,575
885,000	Michigan Hospital Finance Authority,
	Revenue Bond,
	7.130%, 05/01/2009	908,541
765,000	Michigan Hospital Financing
	Authority, Refunding, Revenue Bond,
	5.000%, 07/15/2012	795,409
		5,678,362

Principal		Market
Amount		Value
	Minnesota - 0.67%
$295,000	Prior Lake Independent School
	District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	$306,133
1,325,000	St. Paul Sewer, Series D, Revenue
	Bond, 5.000%, 12/01/2021	1,411,867
		1,718,000
	Missouri - 1.05%
	Cape Girardeau County Industrial
	Development, Revenue Bond,
245,000	4.250%, 06/01/2008	245,110
350,000	4.250%, 06/01/2009	351,124
1,330,000	St. Joseph Industrial Development
	Authority, Revenue Bond,
	5.000%, 04/01/2027	1,298,133
800,000	St. Louis County Industrial
	Development Authority, Series A,
	Revenue Bond,
	5.000%, 09/01/2008	801,976
		2,696,343
	Montana - 1.05%
1,500,000	Montana Department of
	Transportation, Revenue Bond,
	MBIA Insured,
	5.250%, 06/01/2016	1,652,955
1,000,000	Montana Facilities Financing
	Authority, Revenue Bond,
	5.000%, 01/01/2022	1,043,100
		2,696,055
	Nebraska - 0.39%
1,000,000	Southern Nebraska Public Power,
	Notes, 4.000%, 12/15/2008	1,015,710
	New Hampshire - 0.58%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,494,780
	New Jersey - 3.45%
600,000	Bergen County School District,
	Revenue Bond,
	5.000%, 04/01/2032	605,640

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	New Jersey (Continued)
$700,000	New Jersey Economic Development
	Authority Cigarette Tax, Revenue
	Bond, 5.630%, 06/15/2019	$698,495
125,000	New Jersey Educational Facilities
	Authority, Refunding, Revenue
	Bond, ACA-CBI Insured,
	5.380%, 07/01/2012	128,569
1,000,000	New Jersey Transportation Trust
	Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,080,950
1,500,000	New Jersey, Refunding, Series N, GO,
	5.500%, 07/15/2013	1,674,900
3,100,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,428,135
1,255,000	Tobacco Settlement Financing,
	Series A, Revenue Bond,
	4.130%, 06/01/2010	1,257,384
		8,874,073
	New Mexico - 0.44%
1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,134,639
	New York - 9.46%
1,000,000	Dormitory Authority, Refunding,
	Revenue Bond, FGIC Insured,
	5.500%, 07/01/2021	1,109,450
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	859,950
1,500,000	Erie County, Series A, GO, FGIC
	Insured, 5.250%, 03/15/2018	1,582,035
1,000,000	Hudson Yards Infrastructure
	Corporation, Series A, Revenue
	Bond, 5.000%, 02/15/2047	947,600
	Metropolitan Transportation
	Authority, Series A, Revenue Bond,
100,000	5.250%, 04/01/2009	102,091
1,000,000	5.000%, 11/15/2025	1,010,410
1,765,000	Metropolitan Transportation
	Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,926,639

Principal		Market
Amount		Value
	New York (Continued)
$1,000,000	New York City Industrial
	Development Agency Queens
	Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	$940,780
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	527,655
1,100,000	New York City Transitional Finance
	Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,136,960
1,800,000	New York City Water & Sewer
	Systems Financing Authority,
	Series DD, Revenue Bond,
	5.000%, 06/15/2039	1,785,798
1,000,000	New York City, GO,
	5.000%, 11/01/2034	982,640
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,303,887
4,850,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	5,205,311
1,000,000	New York Thruway Authority
	Second Generation, Revenue Bond,
	AMBAC Insured,
	5.000%, 04/01/2018	1,059,390
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	539,215
1,500,000	5.250%, 10/15/2019	1,613,085
	Tobacco Settlement Financing,
	Revenue Bond,
650,000	5.000%, 06/01/2012	682,025
1,000,000	5.250%, 06/01/2021	1,029,960
		24,344,881
	North Carolina - 1.27%
2,500,000	Eastern Municipal Power Agency,
	Series B, Refunding, Revenue Bond,
	FGIC Insured,
	6.000%, 01/01/2022	2,674,100
650,000	North Carolina Medical Care
	Community, Revenue Bond,
	5.600%, 10/01/2036	603,857
		3,277,957

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	North Dakota - 0.44%
$500,000	Ward County Health Care Facilities,
	Revenue Bond,
	5.000%, 07/01/2008	$500,940
685,000	Williams County Sales Tax, Revenue
	Bond, 5.000%, 11/01/2026	625,275
		1,126,215
	Ohio - 1.86%
650,000	Cuyahoga County, Refunding,
	Revenue Bond,
	6.000%, 01/01/2032	674,746
700,000	Ohio Higher Educational Facility
	Commission, Revenue Bond,
	5.000%, 10/01/2031	652,057
	Ohio, Series A, GO,
1,000,000	5.000%, 09/01/2015	1,104,700
1,385,000	5.000%, 09/01/2016	1,528,832
900,000	Toledo-Lucas County Port Authority,
	Special Assessment,
	5.380%, 12/01/2035	827,847
		4,788,182
	Oklahoma - 0.71%
1,000,000	Tulsa County Individual Authority
	Health Care, Revenue Bond,
	5.000%, 12/15/2036	922,450
1,000,000	University of Tulsa Student Housing,
	Revenue Bond,
	5.000%, 10/01/2037	902,420
		1,824,870
	Oregon - 1.05%
1,000,000	Clackamas County School District,
	GO, 5.000%, 06/15/2021	894,290
1,500,000	Oregon Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.500%, 04/01/2027	1,518,390
250,000	Washington County School District,
	Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	282,847
		2,695,527

Principal		Market
Amount		Value
	Pennsylvania - 1.86%
$1,250,000	Allegheny County Hospital
	Development Authority, Series A,
	Revenue Bond,
	5.000%, 09/01/2014	$1,320,025
430,000	Cumberland County Authority,
	Revenue Bond,
	5.000%, 01/01/2036	355,158
500,000	Lancaster County Hospital Authority,
	Series A, Refunding, Revenue
	Bond, 5.200%, 07/01/2012	505,645
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,107,040
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,041,550
500,000	Philadelphia Hospitals & Higher
	Education Facilities, Refunding,
	Revenue Bond,
	5.500%, 07/01/2030	458,010
		4,787,428
	Puerto Rico - 1.63%
1,250,000	Puerto Rico Commonwealth,
	Series A, GO,
	5.250%, 07/01/2022	1,261,550
	Puerto Rico Commonwealth,
	Series A, Refunding, GO,
1,000,000	5.500%, 07/01/2017	1,063,200
750,000	5.500%, 07/01/2018	793,283
620,000	Puerto Rico Commonwealth,
	Series B, Prerefunded, Refunding,
	GO, 5.250%, 07/01/2032	702,305
380,000	Puerto Rico Commonwealth,
	Series B, Unrefunded, Refunding,
	GO, 5.250%, 07/01/2032	365,362
		4,185,700
	South Carolina - 1.12%
500,000	Charleston County Hospital Facilities,
	Revenue Bond,
	5.500%, 08/15/2013	531,905
2,055,000	Greenville Waterworks, Refunding,
	Revenue Bond,
	5.000%, 02/01/2013	2,238,368

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	South Carolina (Continued)
$100,000	Tobacco Settlement Revenue
	Management Authority, Series B,
	Revenue Bond,
	6.380%, 05/15/2030	$97,392
		2,867,665
	South Dakota - 0.19%
465,000	South Dakota Health & Educational
	Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	484,721
	Tennessee - 0.99%
300,000	Johnson City Health & Educational
	Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	327,399
250,000	Knoxville Water, Series P, Revenue
	Bond, 5.000%, 03/01/2009	257,147
1,000,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,020,140
1,000,000	Sullivan County Health, Educational
	and Housing Facilities Board,
	Series C, Revenue Bond,
	5.000%, 09/01/2022	934,570
		2,539,256
	Texas - 15.10%
2,245,000	Cotulla Independent School District,
	GO, PSF-GTD Insured,
	5.250%, 02/15/2032	2,284,669
2,740,000	El Paso, GO, MBIA Insured,
	5.000%, 08/15/2024	2,809,404
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	153,456
630,000	Gregg County Health Facilities,
	Revenue Bond,
	4.250%, 10/01/2009	630,359
1,300,000	Houston Apartment System, Series B,
	Refunding, Revenue Bond, FGIC
	Insured, 5.000%, 07/01/2032	1,241,890
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	230,434

See notes to financial statements.

Principal		Market
Amount		Value
	Texas (Continued)
$5,000	Lower Colorado River Authority,
	Series B, Prerefunded, Revenue
	Bond, FSA Insured,
	6.000%, 05/15/2013	$5,232
930,000	Lower Colorado River Authority,
	Series B, Unrefunded, Revenue
	Bond, FSA Insured,
	6.000%, 05/15/2013	973,059
1,000,000	Lubbock Educational Facilities
	Authority, Refunding, Revenue Bond,
	5.250%, 11/01/2037	875,490
	North East Independent School
	District, Series A, GO, PSF-GTD
	Insured,
1,500,000	5.000%, 08/01/2018	1,630,350
1,500,000	5.000%, 08/01/2020	1,597,695
2,300,000	North Texas & Dallas Thruway
	System, Series A, Refunded,
	Revenue Bond,
	5.380%, 01/01/2016	2,304,761
	North Texas Tollway Authority,
	Series A, Refunding, Revenue Bond,
700,000	6.000%, 01/01/2019	761,866
1,000,000	5.630%, 01/01/2033	995,270
770,000	North Texas Tollway Authority,
	Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	802,124
3,600,000	Round Rock Independent School
	District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,819,816
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,238,780
770,000	San Antonio Electric & Gas, Series A,
	Prerefunded, Revenue Bond, MBIA
	Insured, 5.000%, 02/01/2017	798,051
1,430,000	San Antonio Electric & Gas,
	Series A, Unrefunded, Revenue
	Bond, MBIA Insured,
	5.000%, 02/01/2017	1,458,815
70,000	San Antonio Electric & Gas,
	Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	72,117

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	Texas (Continued)
$1,000,000	San Leanna Educational Facilities,
	Refunding, Revenue Bond,
	4.750%, 06/01/2032	$845,190
1,420,000	Sheldon Independent School District,
	Refunding, GO, PSF-GTD Insured,
	5.000%, 02/15/2024	1,457,999
185,000	Socorro Independent School District,
	Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	201,754
15,000	Socorro Independent School District,
	Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	16,187
2,000,000	Tarrant County Cultural Educational
	Facilities, Refunding, Revenue
	Bond, 5.000%, 02/15/2014	2,104,640
2,500,000	Texas A&M University, Refunding,
	Revenue Bond,
	5.000%, 05/15/2019	2,695,425
1,875,000	Texas Municipal Gas Acquisition
	and Supply Corporation, Series B,
	Revenue Bond,
	2.210%, 12/15/2009	1,810,069
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	418,940
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	105,396
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	541,385
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,097,230
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	417,668
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	101,308
1,280,000	Victoria, GO, MBIA Insured,
	5.250%, 08/15/2022	1,365,760
		38,862,589

Principal		Market
Amount		Value
	Utah - 0.04%
$100,000	Jordan School District, GO,
	5.130%, 06/15/2008	$100,708
	Virginia - 1.13%
1,000,000	Fairfax County, Series A, Refunding,
	GO, STAID Insured,
	5.250%, 04/01/2014	1,116,790
1,000,000	Henry County Public Service
	Authority Water & Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,138,240
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	102,376
625,000	Suffolk Industrial Development
	Authority Retirement Facilities,
	Revenue Bond,
	5.300%, 09/01/2031	541,444
		2,898,850
	Washington - 5.96%
1,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,087,420
2,465,000	Energy Northwest, Series A,
	Refunding, Revenue Bond, FSA
	Insured, 5.500%, 07/01/2017	2,621,996
2,000,000	Energy Northwest, Series A,
	Refunding, Revenue Bond, MBIA
	Insured, 5.750%, 07/01/2017	2,172,660
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	516,290
3,150,000	King County Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.250%, 01/01/2011	3,369,586
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	48,671
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	59,368
2,000,000	Klickitat County Public Utilities,
	Series B, Refunding, Revenue Bond,
	FGIC Insured,
	5.250%, 12/01/2020	2,107,960
1,000,000	Port Seattle, Series A, Revenue
	Bond, 5.000%, 04/01/2031	990,560

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	Washington (Continued)
$30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	$32,572
1,000,000	Skagit County Public Hospital,
	Revenue Bond,
	5.750%, 12/01/2028	953,470
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,371,938
		15,332,491
	Wisconsin - 2.82%
	Badger Tobacco Asset Securitization,
	Revenue Bond,
350,000	5.750%, 06/01/2011	365,988
440,000	6.130%, 06/01/2027	441,474
1,000,000	Middleton Cross Plains Area School
	District, Refunding, GO, FSA
	Insured, 5.000%, 04/01/2020	1,060,950
2,000,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,148,360
500,000	Wisconsin Health & Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	493,085
1,150,000	Wisconsin Health & Educational
	Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,162,328
1,500,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	1,602,120
		7,274,305
	Total Municipal Bonds
	(Cost $248,795,902)	245,230,131
	SHORT TERM INVESTMENTS - 1.44%
	Variable Rate Demand Obligations - 1.22%
50,000	Allentown Commercial & Industrial
	Development, Revenue Bond,
	Wachovia Bank N.A. Insured,
	1.700%, 12/01/2029 (a)	50,000
1,000,000	Massachusetts Water Resource
	Authority, Refunding, Revenue
	Bond, FGIC Insured,
	9.000%, 11/01/2026 (a)	1,000,000

	Principal		Market
	Amount		Value
		Variable Rate Demand Obligations (Continued)
	$100,000	Minnesota Higher Education
		Facilities Authority, Series 5-H,
		Revenue Bond, HTSB Insured,
		1.300%, 10/01/2030 (a)	$100,000
	1,000,000	Northern Michigan University,
		Revenue Bond, AMBAC Insured,
		7.000% (a)	1,000,000
	1,000,000	Olathe Medical Center, Series A,
		Refunding, Revenue Bond,
		AMBAC Insured,
		7.000%, 09/01/2032 (a)	1,000,000
			3,150,000

	Shares
		Money Market Funds - 0.22%
	571,389	Fidelity Tax Exempt Portfolio,
		3.594% (a)	571,389
		Total Short Term Investments
		(Cost $3,721,389)	3,721,389
		Total Investments
		(Cost $259,767,291) - 99.52%	256,201,520
		Other Assets in Excess of
		Liabilities - 0.48%	1,238,613
		TOTAL NET
		ASSETS - 100.00%	$257,440,133

Percentages are stated as a percent of net assets.
(a)	Variable Rate Security. The rate shown is the rate in effect on
	March 31, 2008.

Glossary of Terms
	AMBAC American Municipal Bond Assurance Corp.
		ACA American Capital Access
		CBI Certificate of Bond Insurance
		CP Certificate of Participation
		FGIC Financial Guaranty Insurance Corp.
		FSA Federal Housing Authority/Agency
		GO General Obligation
		HTSB Harris Trust & Savings Bank
		MBIA Municipal Bond Investors Assurance Corp.
	PSF-GTD Permanent School Fund Guaranteed
	Q-SBLF Qualified School Board Loan
		STAID State Aid Withholding
		XLCA XL Capital Assurance

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS AGGREGATE BOND INDEX - An unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year. The index does not reflect any deduction for fees, expenses or taxes.

LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS INDEX - The Lipper Intermediate Investment-Grade Debt Funds Index is an index of portfolios that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Core Plus Fixed Income Fund	3.87%	3.81%	4.76%
Lehman Brothers Aggregate Bond Index	7.67%	4.58%	5.80%
Lipper Intermediate Investment-Grade Debt Funds Index	4.01%	4.03%	5.14%

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED
	STOCKS - 0.03%
	Automobiles - 0.03%
12,000	General Motors Corporation	$198,000
1,800	General Motors Corporation	29,214
		227,214
	Total Convertible Preferred Stocks
	(Cost $304,161)	227,214
	PREFERRED STOCKS - 0.53%
	Banks - 0.09%
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (Callable at
	$100.00 on 06/27/2013) (a)(c)(e)	707,141
	Consumer Finance - 0.02%
12,000	Corts Trust for Ford Motor
	Company	171,840
	Thrifts & Mortgage Finance - 0.42%
44,650	FHLMC, 8.375% (b)	1,089,460
1,300	FNMA, 7.000% (e)	58,906
94,350	FNMA, 8.250% (a)	2,268,646
		3,417,012
	Total Preferred Stocks
	(Cost $4,498,922)	4,295,993
Principal
Amount
	ASSET BACKED SECURITIES - 4.01%
$892,837	Accredited Mortgage Loan Trust
	Series 2005-3,
	2.840%, 09/25/2035	854,379
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4,
	5.450%, 05/10/2013	7,049,755
93,941	Conseco Finance Securitizations
	Corp. Series 2000-4,
	8.310%, 04/01/2031	75,067
393,819	Countrywide Asset-Backed
	Certificates Series 2005-4,
	4.460%, 09/25/2032	389,471
	Countrywide Home Equity Loan
	Trust
307,136	Series 2004-R,
	3.070%, 03/15/2030	217,920
430,296	Series 2004-N,
	3.100%, 02/15/2034	347,648

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES (Continued)
$474,587	Series 2004-O, 3.100%,
	02/15/2034	$388,843
484,687	Series 2005-F,
	3.060%, 12/15/2035	366,017
389,136	Delta Airlines
	Series 2007-1,
	6.820%, 08/10/2022 (c)	376,194
	GMAC Mortgage Corporation
2,891,137	Series FLT,
	3.350%, 02/25/2031 (c)	2,405,137
925,645	Series 2007-HE3,
	7.000%, 09/25/2037	794,616
408,796	Home Equity Loan Trust
	Series 2005-HS1,
	3.260%, 07/25/2020	394,787
2,081,372	Household Home Equity Loan Trust
	Series 2007-3,
	3.740%, 11/20/2036	1,757,889
778,808	Indymac Mortgage Loan Trust
	Series 2005-AR16IP,
	3.460%, 07/25/2045	604,318
	JetBlue Airways Corporation
778,382	Series 2004-2, G-1,
	3.440%, 02/15/2018 (e)	755,030
900,000	Series 2004-2, G-2,
	3.520%, 05/15/2018 (e)	773,327
3,168,930	New Valley Generation
	Series 2000-1,
	7.300%, 03/15/2019	3,542,443
7,903,278	New Valley Generation II
	Series 2001-1,
	5.570%, 05/01/2020	8,461,645
194,849	Residential Asset Mortgage
	Products, Inc. Series FLT,
	3.620%, 03/25/2034	156,361
	Washington Mutual
1,620,000	Series 2006-A3,
	2.850%, 09/15/2013 (c)	1,543,935
1,270,660	Series 2005-AR8,
	2.890%, 07/25/2045 (e)	971,996
	Total Asset Backed Securities
	(Cost $33,582,849)	32,226,778
	AUCTION RATE SECURITIES - 0.45%
650,000	California Health Facilities
	Financing Authority
	6.970%, 07/01/2022 (e)	650,000

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	AUCTION RATE SECURITIES (Continued)
$275,000	Colorado Health Facilities Authority
	5.220%, 09/01/2036 (e)	$275,000
50,000	Illinois Finance Authority
	7.000%, 11/15/2037 (e)	50,000
400,000	Mississippi Development Bank
	9.000%, 03/01/2023 (e)	400,000
1,275,000	New Hanover County Hospital
	6.110%, 10/01/2036 (e)	1,275,000
1,000,000	Sacramento County Sanitation
	District Financing Authority
	5.000%, 12/01/2038 (e)	1,000,000
	Total Auction Rate Securities
	(Cost $3,650,000)	3,650,000
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 2.38%
748,838	Bank of America Corporation
	Series 2005-B,
	5.100%, 04/25/2035	758,906
	Countrywide Home Loans, Inc.
450,341	Series 2005-11,
	2.900%, 03/25/2035	404,002
990,764	Series 2005-R1,
	3.490%, 03/25/2035 (c)	876,785
595,131	Series 2005-11,
	6.040%, 04/25/2035	464,017
	FHLMC
59,982	Series 1647PK,
	6.500%, 12/15/2008	59,913
1,700,205	Series 2329, 6.500%, 06/15/2031	1,793,043
941,630	Series 2338, 6.500%, 07/15/2031	991,201
1,141,931	GSMPS Mortgage Loan Trust
	Series 2005-RP1,
	2.950%, 01/25/2035 (c)	856,076
3,100,000	Master Adjustable Rate Mortgages
	Trust Series 2004-13,
	3.790%, 11/21/2034	2,954,164
544,182	Master Reperforming Loan Trust
	Series 2005-1,
	7.000%, 08/25/2034 (c)	547,401
1,241,598	MLCC Mortgage Investors, Inc.
	Series 2005-1,
	4.970%, 04/25/2035	1,255,470
	Prime Mortgage Trust
3,977,458	Series 2006-DR1,
	5.500%, 05/25/2035 (c)	3,888,146

Principal		Market
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$3,187,242	Series 2006-DR1,
	6.000%, 05/25/2035 (c)	$3,147,247
571,164	Residential Asset Mortgage
	Products, Inc. Series 2004-SL4,
	7.500%, 07/25/2032	559,563
631,614	Structured Adjustable Rate Mortgage
	Loan Series 2004-18,
	7.170%, 12/25/2034	614,284
	Total Collateralized Mortgage
	Obligations (Cost $19,944,734)	19,170,218
	CONVERTIBLE BONDS - 0.01%
	Automobiles - 0.01%
80,000	Ford Motor Company
	4.250%, 12/15/2036	69,000
	Total Convertible Bonds
	(Cost $80,000)	69,000
	CORPORATE BONDS - 21.94%
	Aerospace & Defense - 0.01%
55,000	DRS Technologies, Inc.
	6.630%, 02/01/2016	54,037
	Airlines - 0.06%
475,000	International Lease Finance Corp.
	4.950%, 02/01/2011	468,696
	Auto Components - 0.05%
250,000	Goodyear Tire & Rubber Co.
	9.000%, 07/01/2015	265,625
170,000	Visteon Corp.
	8.250%, 08/01/2010	139,825
		405,450
	Automobiles - 0.43%
375,000	Bombardier, Inc.
	7.250%, 11/15/2016
	(Acquired 05/15/2007,
	Cost $481,745) (d)	563,912
	DaimlerChrysler N.A.
5,000	4.050%, 06/04/2008	5,002
150,000	7.200%, 09/01/2009	155,209
260,000	5.880%, 03/15/2011	265,962
670,000	Ford Motor Company
	7.450%, 07/16/2031 (b)	445,550
	General Motors Corporation
2,420,000	8.250%, 07/15/2023	1,706,100
250,000	8.380%, 07/05/2033	265,481

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
$30,000	8.380%, 07/15/2033 (b)	$21,300
		3,428,516
	Banks - 3.21%
300,000	AIFUL Corporation
	5.000%, 08/10/2010 (c)	283,077
750,000	ANZ Capital Trust II
	5.360%, 12/15/2049 (c)	715,115
30,000	BAC Capital Trust XIV
	5.630%, 03/15/2043	21,954
40,000	Bank of America Corporation
	5.380%, 08/15/2011 (b)	41,755
1,000,000	Barclay’s Bank PLC
	9.470%, 05/19/2015 (Credit linked
	to Republic of Brazil Treasury
	Security) (c)(j)	905,154
	Countrywide Financial Corp.
80,000	3.350%, 05/05/2008	77,479
280,000	2.870%, 06/18/2008 (e)	275,272
220,000	4.790%, 01/05/2009 (e)	205,953
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011 (c)	317,957
760,000	6.690%, 06/15/2016 (Callable
	at $100.00 on 06/15/2011) (c)	612,985
375,000	Greenpoint Bank
	9.250%, 10/01/2010	392,133
700,000	HBOS Capital Funding LP
	6.070%, 06/01/2049 (c)(e)	615,590
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009	674,693
	ICICI Bank Ltd.
340,000	6.380%, 04/30/2022	296,223
354,000	6.380%, 04/30/2022 (c)	304,938
1,075,000	ING Capital Funding TR III
	8.440%, 12/31/2010 (e)	1,073,164
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,303,640
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011 (c)	103,848
1,990,000	7.630%, 02/28/2015 (c)(k)	1,525,972
250,000	7.130%, 05/19/2016 (c)	168,921
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011 (c)	944,240
650,000	PNC Bank NA
	6.880%, 04/01/2018	662,213

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
	Resona Bank
$525,000	5.850%, 09/29/2049
	(Acquired 09/08/2005,
	Cost $524,633) (d)	$436,944
450,000	4.130%, 12/31/2049
	(Acquired 10/05/2005,
	Cost $537,958) (d)	600,554
735,000	Resona Preferred Global Securities
	7.190%, 12/29/2049
	(Callable at $100.00 on
	07/30/2015) (c)	642,752
	Royal Bank of Scotland Group PLC
200,000	7.640%, 03/31/2049	172,512
1,740,000	9.120%, 03/31/2049	1,756,123
875,000	6.990%, 10/29/2049
	(Callable at $100.00 on
	10/05/2017) (c)	744,004
840,000	Russ Agriculture Bank
	6.300%, 05/15/2017 (c)	780,150
560,000	Santander Issuances SA
	5.810%, 06/20/2016
	(Callable at $100.00 on
	06/20/2011) (c)	556,100
100,000	Santander Perpetual SA Unipersonal
	6.670%, 10/29/2049 (c)	90,269
600,000	Shinsei Finance Cayman Ltd.
	6.420%, 07/20/2048
	(Callable at $100.00 on
	07/20/2016) (c)	398,239
550,000	Sovereign Bank
	4.380%, 08/01/2013 (e)	501,103
280,000	Suntrust Capital
	6.100%, 12/01/2066	222,356
	Turanalem Finance BV
530,000	8.250%, 01/22/2037	419,654
850,000	8.250%, 01/22/2037 (c)	668,780
	VTB Capital SA
1,120,000	3.840%, 08/01/2008 (c)(e)	1,108,800
430,000	3.820%, 12/07/2009	413,294
600,000	6.610%, 10/31/2012 (c)	586,050
	Wells Fargo Company
1,250,000	5.630%, 12/11/2017	1,280,954
440,000	5.950%, 12/01/2086	397,720

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
$575,000	ZFS Finance USA Trust II
	6.450%, 12/15/2065 (c)	$523,509
		25,822,143
	Business Services - 0.03%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	47,035
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009	40,811
	Lamar Media Corp.
80,000	7.250%, 01/01/2013	76,400
50,000	6.630%, 08/15/2015	44,250
		208,496
	Capital Markets - 1.67%
	Bear Stearns Companies, Inc.
500,000	5.550%, 01/22/2017	447,169
2,260,000	7.250%, 02/01/2018	2,339,559
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	201,620
80,000	5.450%, 11/01/2012	81,106
50,000	5.790%, 12/29/2049	33,333
370,000	Lehman Brothers E-Capital Trust I
	6.160%, 08/19/2065 (e)	223,029
	Lehman Brothers Holdings, Inc.
1,350,000	4.500%, 07/26/2010	1,291,891
120,000	5.250%, 02/06/2012	115,891
450,000	5.380%, 10/17/2012	628,625
275,000	5.630%, 01/24/2013	267,678
850,000	6.200%, 09/26/2014	839,478
1,110,000	6.750%, 12/28/2017	1,068,924
620,000	5.860%, 12/29/2099	392,475
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	763,291
550,000	6.400%, 08/28/2017	543,690
250,000	Mizuho JGB Investment
	9.870%, 06/30/2049
	(Acquired 08/22/2005
	and 08/23/2005,
	cost $284,874) (d)(e)	251,054
	Morgan Stanley
90,000	3.630%, 04/01/2008	89,802
340,000	5.630%, 01/09/2012	342,830
500,000	5.750%, 08/31/2012	509,543

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
$230,000	4.400%, 10/18/2016 (e)	$207,527
600,000	5.950%, 12/28/2017	580,927
1,350,000	6.630%, 04/01/2018	1,352,919
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042	306,565
525,000	Wachovia Corp.
	5.750%, 02/01/2018 (b)	515,181
		13,394,107
	Chemicals - 0.15%
500,000	Ferro Corp.
	9.130%, 01/01/2009	515,000
40,000	Georgia Gulf Corp.
	9.500%, 10/15/2014 (b)	31,100
500,000	Ineos Group Holdings PLC
	7.880%, 02/15/2016	576,246
63,000	Westlake Chemical Corp.
	6.630%, 01/15/2016	55,440
		1,177,786
	Commercial Banks - 0.17%
1,400,000	Wells Fargo Company
	4.380%, 01/31/2013	1,394,330
	Commercial Services &
	Supplies - 0.09%
375,000	Allied Waste North America, Inc.
	7.130%, 05/15/2016	375,938
325,000	Waste Management, Inc.
	6.380%, 11/15/2012	337,839
		713,777
	Communications - 0.75%
150,000	AMFM Inc.
	8.000%, 11/01/2008	154,830
295,000	British Telecommunications PLC
	8.380%, 12/15/2010	324,627
	Deutsche Telekom International
	Finance B.V.
350,000	5.750%, 03/23/2016	346,582
675,000	8.250%, 06/15/2030	811,975
500,000	Inmarsat Finance II PLC
	10.375%, 11/15/2012	487,500
500,000	Intelsat Subsidiary Holding Co.
	8.630%, 01/15/2015	506,250

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Communications (Continued)
$135,000	Level 3 Financing, Inc.
	9.250%, 11/01/2014	$ 111,038
	Rogers Cable, Inc.
200,000	5.500%, 03/15/2014	188,981
110,000	6.750%, 03/15/2015	109,724
	Sprint Capital Corp.
100,000	7.630%, 01/30/2011	92,557
580,000	8.380%, 03/15/2012 (b)	536,936
925,000	6.880%, 11/15/2028	690,749
40,000	8.750%, 03/15/2032	33,876
	Telecom Italia Capital
125,000	4.000%, 01/15/2010	122,675
425,000	4.880%, 10/01/2010	418,876
450,000	6.200%, 07/18/2011	446,751
500,000	4.950%, 09/30/2014	455,645
190,000	5.250%, 10/01/2015	172,876
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012	54,971
		6,067,419
	Consumer Finance - 2.05%
440,000	American Express Co.
	6.800%, 09/01/2066 (e)	414,347
210,000	American General Finance
	6.900%, 12/15/2017	205,584
	Countrywide Home Loans, Inc.
525,000	6.250%, 04/15/2009 (b)	486,309
300,000	5.630%, 07/15/2009	275,314
675,000	4.130%, 09/15/2009	608,359
	Ford Motor Credit Company
670,000	6.630%, 06/16/2008	662,462
5,345,000	5.800%, 01/12/2009	5,093,031
460,000	7.380%, 10/28/2009 . . . . . . . . . . .	419,269
	General Motors Acceptance
	Corporation
100,000	5.130%, 05/09/2008 . . . . . . . . . . .	99,776
330,000	3.750%, 09/23/2008 (e) . . . . . . . . .	311,372
2,490,000	5.850%, 01/14/2009 . . . . . . . . . . .	2,322,328
270,000	7.750%, 01/19/2010 . . . . . . . . . . .	233,633
625,000	6.880%, 09/15/2011 . . . . . . . . . . . .	478,694
1,510,000	6.630%, 05/15/2012 . . . . . . . . . . .	1,143,244

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Consumer Finance (Continued)
$630,000	8.000%, 11/01/2031 . . . . . . . . . . . .	$452,478
550,000	Nelnet, Inc.
	7.400%, 09/15/2061 . . . . . . . . . . .	358,566
	SLM Corp.
1,750,000	5.000%, 10/01/2013 . . . . . . . . . . .	1,318,711
1,140,000	5.380%, 05/15/2014 . . . . . . . . . . .	856,573
120,000	5.050%, 11/14/2014 . . . . . . . . . . . .	87,387
20,000	5.000%, 04/15/2015 . . . . . . . . . . .	14,270
100,000	5.630%, 08/01/2033 . . . . . . . . . . .	68,369
675,000	Westfield Capital Corp.
	4.380%, 11/15/2010 (c) . . . . . . . . .	662,102
		16,572,178
	Consumer Products - 0.02%
20,000	American Achievement Corp.
	8.250%, 04/01/2012 . . . . . . . . . . .	17,950
	Graham Packaging Co.
110,000	8.500%, 10/15/2012 . . . . . . . . . . .	99,550
40,000	9.880%, 10/15/2014 . . . . . . . . . . .	33,800
		151,300
	Diversified Consumer
	Services - 0.01%
130,000	Service Corporation International
	7.500%, 04/01/2027 . . . . . . . . . . .	111,150
	Diversified Financial Services - 1.57%
280,000	AGFC Capital Trust I
	6.000%, 01/15/2067
	(Callable at $100.00 on
	01/15/2017) (c)
	Bank of America Corporation . . . . .	231,107
675,000	5.750%, 12/01/2017 (b) . . . . . . . . .	699,812
2,100,000	8.000%, 12/29/2049 (b) . . . . . . . . .	2,106,069
1,000,000	Citigroup Funding, Inc.
	6.000%, 05/15/2015
	(Acquired 12/07/2006,
	Cost $660,052) (Credit linked to
	an Egyptian Treasury Bill) (d)(j) . . .	903,175
	Citigroup, Inc.
1,600,000	5.850%, 07/02/2013 . . . . . . . . . . .	1,625,224
950,000	6.880%, 03/05/2038 . . . . . . . . . . .	952,331
	General Electric Capital Corporation
650,000	5.250%, 09/15/2014 (e) . . . . . . . . .	612,807

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Financial Services (Continued)
$1,160,000	6.380%, 11/15/2067 . . . . . . . . . . . .	$1,137,090
2,250,000	JPMorgan Chase & Co.
	6.000%, 01/15/2018 . . . . . . . . . . .	2,350,690
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049 (c)(e) . . . . . . .	25,785
180,000	Rabobank Capital Funding Trust III
	5.250%, 10/31/2049
	(Callable at $100.00 on
	10/21/2016) (c)(e) . . . . . . . . . . . . .	149,748
	Residential Capital Corp.
60,000	6.190%, 04/17/2009 . . . . . . . . . . .	34,500
180,000	6.190%, 05/22/2009 . . . . . . . . . . .	103,500
875,000	8.380%, 06/30/2010 . . . . . . . . . . .	444,063
1,550,000	8.000%, 02/22/2011 . . . . . . . . . . . .	767,250
1,214,000	UBS AG
	6.000%, 12/31/2017 (Credit linked to a
	Republic of Brazil Treasury Security
	and IPCA Index Units) (c)(j) . . . . .	455,518
		12,598,669
	Diversified Telecommunication
	Services - 0.77%
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009 . . . . . . . . . . .	729,688
440,000	AT&T, Inc.
	5.500%, 02/01/2018 . . . . . . . . . . .	431,628
30,000	Bellsouth Corp.
	4.750%, 11/15/2012 . . . . . . . . . . . .	30,118
	Citizens Communications Co.
530,000	9.250%, 05/15/2011 . . . . . . . . . . . .	551,200
35,000	7.130%, 03/15/2019 . . . . . . . . . . .	30,800
105,000	7.880%, 01/15/2027 . . . . . . . . . . .	90,563
	Qwest Communications
	International, Inc.
283,000	6.570%, 02/15/2009 (e) . . . . . . . . .	281,585
127,000	7.250%, 02/15/2011 . . . . . . . . . . . .	122,555
520,000	Royal KPN NV
	8.380%, 10/01/2030 . . . . . . . . . . .	596,642
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014 . . . . . . . . . . .	407,876
875,000	Telefonica Emisiones
	7.050%, 06/20/2036 . . . . . . . . . . .	917,722

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Telecommunication
	Services (Continued)
$750,000	Verizon Communications
	6.400%, 02/15/2038	$732,566
740,000	Verizon New York, Inc. - Series A
	6.880%, 04/01/2012	778,937
515,000	Windstream Corp.
	8.630%, 08/01/2016	508,563
		6,210,443
	Electric Utilities - 1.28%
475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013	528,210
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	433,620
250,000	6.950%, 07/15/2018	257,500
275,000	5.900%, 03/15/2036	248,699
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	81,927
300,000	5.700%, 09/17/2012	314,467
25,000	Duke Energy Corp.
	5.630%, 11/30/2012	26,608
	Energy Future Holdings Corp.
10,000	10.880%, 11/01/2017
	(Callable at $105.44 on
	11/01/2012) (c)	10,150
3,300,000	11.250%, 11/01/2017
	(Callable at $105.63 on
	11/01/2012) (c)	3,283,500
75,000	Exelon Corp.
	5.630%, 06/15/2035	66,166
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	209,520
1,455,000	7.380%, 11/15/2031 (b)	1,587,354
700,000	MidAmerican Energy Holdings
	7.520%, 09/15/2008	710,874
	Nevada Power Co.
375,000	5.880%, 01/15/2015	369,559
625,000	6.650%, 04/01/2036	591,749
	Pacific Gas & Electric Co.
470,000	5.630%, 11/30/2017	483,721
170,000	6.050%, 03/01/2034	167,194
290,000	5.800%, 03/01/2037	275,293

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Electric Utilities (Continued)
	Progress Energy, Inc.
$150,000	5.630%, 01/15/2016	$153,207
400,000	7.750%, 03/01/2031	470,453
		10,269,771
	Electrical Equipment - 0.36%
600,000	L-3 Communications Corp.
	6.380%, 10/15/2015	589,500
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014	18,375
70,000	9.500%, 10/15/2015	57,750
325,000	Tyco Electronics Group SA
	6.000%, 10/01/2012 (c)	333,430
	Tyco International Group SA
40,000	6.130%, 11/01/2008	40,305
20,000	6.130%, 01/15/2009	20,233
130,000	6.750%, 02/15/2011	137,077
455,000	6.380%, 10/15/2011	453,755
1,285,000	6.880%, 01/15/2029	1,259,787
		2,910,212
	Electronic Equipment &
	Instruments - 0.01%
50,000	Freescale Semiconductor, Inc.
	8.880%, 12/15/2014	39,375
40,000	Xerox Corp.
	6.750%, 02/01/2017	42,295
		81,670
	Energy Equipment & Services - 0.06%
190,000	Complete Production Services
	8.000%, 12/15/2016	183,350
	Geophysique
155,000	7.500%, 05/15/2015	158,100
90,000	7.750%, 05/15/2017	91,800
50,000	Pride International, Inc.
	7.380%, 07/15/2014	52,250
40,000	SemGroup LP
	8.750%, 11/15/2015 (c)	36,800
		522,300
	Food & Staples Retailing - 0.11%
797,692	CVS Caremark Corporation
	6.940%, 01/10/2030 (c)	845,870

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Food Products - 0.29%
$925,000	Cargill, Inc.
	5.200%, 01/22/2013 (c)	$934,118
375,000	Dean Foods Co.
	7.000%, 06/01/2016	330,000
425,000	Kraft Foods, Inc.
	6.500%, 08/11/2017	436,790
	Land O’ Lakes, Inc.
125,000	9.000%, 12/15/2010	130,312
500,000	8.750%, 11/15/2011 .	513,750
		2,344,970
	Health Care Providers &
	Services - 0.44%
100,000	AmerisourceBergen Corp.
	5.880%, 09/15/2015	98,697
450,000	Community Health Systems, Inc.
	8.880%, 07/15/2015	453,938
205,000	Davita, Inc.
	6.630%, 03/15/2013	199,875
250,000	FMC Finance III SA
	6.880%, 07/15/2017	251,250
	HCA, Inc.
234,000	6.250%, 02/15/2013	204,750
460,000	6.750%, 07/15/2013	409,400
415,000	9.130%, 11/15/2014	428,488
13,000	6.500%, 02/15/2016	11,017
340,000	9.250%, 11/15/2016	353,600
444,000	9.630%, 11/15/2016	461,760
	Service Corporation International
60,000	6.750%, 04/01/2016	58,350
10,000	7.630%, 10/01/2018	10,100
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	509,480
50,000	Wellpoint, Inc.
	5.880%, 06/15/2017	49,022
		3,499,727
	Hotels, Restaurants & Leisure - 0.29%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	53,625
160,000	7.130%, 02/01/2016	129,600
550,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010	484,000

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Hotels, Restaurants & Leisure (Continued)
$85,000	Host Marriott LP
	6.750%, 06/01/2016	$79,900
60,000	Inn of the Mountain Gods Resort &
	Casino
	12.000%, 11/15/2010	58,500
	MGM Mirage, Inc.
10,000	9.500%, 08/01/2008	10,050
180,000	8.500%, 09/15/2010	186,750
20,000	6.630%, 07/15/2015	17,500
150,000	7.630%, 01/15/2017	137,250
500,000	Mohegan Tribal Gaming Authority
	8.000%, 04/01/2012	460,000
20,000	River Rock Entertainment
	9.750%, 11/01/2011	20,000
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016	14,687
190,000	7.750%, 08/15/2016	153,900
500,000	Universal City Development Partners
	11.750%, 04/01/2010	515,000
		2,320,762
	Independent Power Producers &
	Energy Traders - 0.30%
	AES Corp.
47,000	7.750%, 03/01/2014	47,529
190,000	7.750%, 10/15/2015	192,375
1,060,000	8.000%, 10/15/2017	1,078,550
	Energy Future Holdings Corp.
110,000	5.550%, 11/15/2014	86,442
270,000	6.500%, 11/15/2024	193,071
1,095,000	6.550%, 11/15/2034	778,521
		2,376,488
	Insurance - 1.11%
900,000	ACE INA Holdings, Inc.
	5.800%, 03/15/2018	900,372
	American International Group, Inc.
130,000	5.850%, 01/16/2018	127,809
425,000	6.250%, 03/15/2087	345,307
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	397,304
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (c)	78,872
200,000	Aspen Insurance Holdings, Ltd.
	6.000%, 08/15/2014	211,312

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Insurance (Continued)
$200,000	AXA SA
	6.460%, 12/31/2049 (c)	$160,811
375,000	Catlin Insurance Co. Ltd.
	7.250%, 12/31/2049
	(Acquired 01/11/2007,
	Cost $375,000) (d)	313,481
525,000	Chubb Corp.
	6.380%, 03/29/2067	489,844
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	909,561
425,000	Endurance Specialty Holdings
	6.150%, 10/15/2015	441,209
775,000	Lincoln National Corp.
	7.000%, 05/17/2066	711,723
1,200,000	Metlife, Inc.
	6.400%, 12/15/2066	956,292
125,000	PartnerRe Finance, Inc.
	6.440%, 12/01/2066	106,649
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (c)	511,686
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023
	(Acquired 08/23/2004,
	Cost $441,198) (d)(e)	460,021
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	263,554
875,000	Swiss Re Capital I LP
	6.850%, 05/29/2049 (c)	815,478
840,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	742,118
		8,943,403
	IT Services - 0.12%
850,000	Fiserv, Inc.
	6.130%, 11/20/2012	876,815
90,000	SunGard Data Systems, Inc.
	9.130%, 08/15/2013	91,350
		968,165
	Machinery - 0.01%
60,000	Terex Corp.
	7.380%, 01/15/2014	59,700
	Media - 1.61%
950,000	British Sky Broadcasting Group
	6.100%, 02/15/2018 (c)	949,567

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Media (Continued)
$140,000	CCH Holdings LLC
	11.000%, 10/01/2015 (b)	$98,000
	Clear Channel Communications, Inc.
50,000	6.250%, 03/15/2011	44,154
330,000	5.500%, 09/15/2014 (b)	237,898
270,000	4.900%, 05/15/2015	181,148
	Comcast Cable Communications
	Holdings, Inc.
320,000	8.880%, 05/01/2017	366,621
500,000	9.460%, 11/15/2022	609,837
	Comcast Corp.
425,000	5.500%, 03/15/2011	428,513
220,000	6.500%, 01/15/2015	225,600
50,000	6.500%, 01/15/2017	51,151
20,000	5.880%, 02/15/2018	19,517
650,000	Comcast Holdings Corp.
	10.630%, 07/15/2012	772,132
	COX Communications, Inc.
220,000	3.880%, 10/01/2008	219,744
1,000,000	4.630%, 01/15/2010	1,000,905
520,000	COX Enterprises, Inc.
	4.380%, 05/01/2008	519,863
	CSC Holdings, Inc.
500,000	7.250%, 07/15/2008	501,250
45,000	7.630%, 04/01/2011	44,719
100,000	7.630%, 07/15/2018	91,750
110,000	DirecTV Holdings LLC
	8.380%, 03/15/2013	112,063
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	36,500
660,000	7.130%, 02/01/2016	618,750
615,000	Idearc, Inc.
	8.000%, 11/15/2016	401,287
	Liberty Media Corp.
460,000	7.880%, 07/15/2009	463,898
20,000	5.700%, 05/15/2013	17,611
1,165,000	News America, Inc.
	6.650%, 11/15/2037 (c)	1,178,699
40,000	Panamsat Corp.
	9.000%, 06/15/2016	40,500
85,000	R H Donnelley Corp.
	8.880%, 10/15/2017 (c)	53,550

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Media (Continued)
$70,000	Sun Media Corp.
	7.630%, 02/15/2013	$66,500
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	464,962
1,350,000	5.400%, 07/02/2012	1,327,659
540,000	5.850%, 05/01/2017	517,786
405,000	7.700%, 05/01/2032	427,583
375,000	6.550%, 05/01/2037	355,101
90,000	TL Acquisitions, Inc.
	10.500%, 01/15/2015
	(Callable at $105.25
	on 01/15/2011) (c) . . . . . . . . . . . . .	77,850
400,000	Viacom, Inc.
	5.750%, 04/30/2011 . . . . . . . . . . . .	404,540
		12,927,208
	Metals & Mining - 0.16%
100,000	Codelco, Inc.
	4.750%, 10/15/2014 (c) . . . . . . . . .	99,859
	Freeport-McMoran Copper & Gold
10,000	8.250%, 04/01/2015	10,575
270,000	8.380%, 04/01/2017	287,212
	Steel Dynamics, Inc.
55,000	7.380%, 11/01/2012 (c) . . . . . . . . .	55,825
150,000	6.750%, 04/01/2015	147,750
675,000	Transocean Sedco Forex, Inc.
	6.800%, 03/15/2038	691,781
		1,293,002
	Multiline Retail - 0.00%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	37,077
	Multi-Utilities - 0.33%
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	53,163
	Edison Mission Energy
160,000	7.000%, 05/15/2017	160,000
220,000	7.200%, 05/15/2019	218,350
80,000	7.630%, 05/15/2027	75,600
1,000,000	Enel Finance International
	5.700%, 01/15/2013	1,036,120
850,000	MidAmerican Energy Holdings
	6.130%, 04/01/2036	824,247
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	222,750

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Multi-Utilities (Continued)
$30,000	7.380%, 02/01/2016 . . . . . . . . . . .	$29,475
20,000	7.380%, 01/15/2017 . . . . . . . . . . .	19,500
		2,639,205
	Oil & Gas - 3.10%
	Amerada Hess Corp.
160,000	7.880%, 10/01/2029 . . . . . . . . . . .	190,411
670,000	7.300%, 08/15/2031 . . . . . . . . . . .	757,109
80,000	Anadarko Finance Co.
	7.500%, 05/01/2031 . . . . . . . . . . .	90,269
1,260,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036 (b) . . . . . . . . .	1,287,334
700,000	Boardwalk Pipelines LP
	5.880%, 11/15/2016 . . . . . . . . . . . .	705,592
	Canadian Natural Resources Ltd.
250,000	5.150%, 02/01/2013	255,301
300,000	5.700%, 05/15/2017	303,914
75,000	5.850%, 02/01/2035	69,125
475,000	6.500%, 02/15/2037	471,403
150,000	6.250%, 03/15/2038	144,348
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	58,500
80,000	6.250%, 01/15/2018	76,800
70,000	Conoco Funding Co.
	6.350%, 10/15/2011 . . . . . . . . . . . .	76,328
20,000	ConocoPhillips, Inc.
	6.950%, 04/15/2029	22,840
275,000	Dynegy, Inc.
	7.750%, 06/01/2019	258,500
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026 . . . . . . . . . . . .	414,860
309,000	8.380%, 06/15/2032	352,473
	El Paso Corp.
730,000	7.000%, 06/15/2017	754,462
217,000	7.800%, 08/01/2031	223,887
355,000	7.750%, 01/15/2032	366,372
1,050,000	Encana Corp.
	6.500%, 02/01/2038	1,046,035
	Energy Transfer Partners LP
350,000	5.650%, 08/01/2012	352,034
1,400,000	5.950%, 02/01/2015	1,377,075
500,000	6.700%, 07/01/2018	504,665
	Enterprise Products Operating LP
750,000	4.950%, 06/01/2010	765,585

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
$375,000	8.380%, 08/01/2066	$365,546
450,000	7.030%, 01/15/2068	382,629
400,000	Gulf South Pipeline Co. LP
	6.300%, 08/15/2017 (c) . . . . . . . . .	415,581
	Intergas Finance BV
100,000	6.380%, 05/14/2017	88,250
620,000	6.380%, 05/14/2017 (c) . . . . . . . . .	542,500
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	664,216
1,215,000	7.880%, 09/15/2031	1,426,901
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	112,174
470,000	6.750%, 03/15/2011 . . . . . . . . . . . .	492,708
260,000	6.000%, 02/01/2017 (b) . . . . . . . . .	259,183
30,000	6.950%, 01/15/2038	29,532
1,200,000	Nexen, Inc.
	5.880%, 03/10/2035	1,095,530
	Oneok Partners LP
425,000	6.650%, 10/01/2036	411,417
525,000	6.850%, 10/15/2037	521,166
	OPTI Canada, Inc.
160,000	7.880%, 12/15/2014	157,200
130,000	8.250%, 12/15/2014	129,350
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	10,200
50,000	5.880%, 04/15/2016	47,500
	Pemex Project Funding Master Trust
301,000	6.630%, 06/15/2035	311,874
540,000	6.630%, 06/15/2035 (c) . . . . . . . . .	561,534
620,000	Petrobras International Finance Co.
	6.130%, 10/06/2016	621,364
	Southern Natural Gas Co.
375,000	7.350%, 02/15/2031	385,939
45,000	8.000%, 03/01/2032	49,392
140,000	Suburban Propane Partners LP
	6.880%, 12/15/2013	137,200
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	250,351
140,000	7.630%, 04/01/2037	147,319
975,000	Teppco Partners L P
	6.650%, 04/15/2018	986,659
525,000	Transocean Sedco Forex, Inc.
	7.500%, 04/15/2031	580,195

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
	Williams Companies, Inc.
$360,000	7.880%, 09/01/2021	$391,950
770,000	7.500%, 01/15/2031	806,575
590,000	7.750%, 06/15/2031	629,825
50,000	8.750%, 03/15/2032	58,000
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	886,830
30,000	5.650%, 04/01/2016	30,824
		24,912,636
	Pharmaceuticals - 0.06%
520,000	Wyeth
	5.950%, 04/01/2037	509,796
	Real Estate - 0.17%
250,000	Arden Realty LP
	9.150%, 03/01/2010	277,056
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	9,550
29,000	6.500%, 02/01/2017	26,245
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011 . . . . . . . . . . . .	173,363
325,000	5.650%, 09/15/2011 . . . . . . . . . . . .	247,181
225,000	5.950%, 10/15/2013	164,429
100,000	5.700%, 03/01/2014	72,084
550,000	Realogy Corp.
	12.380%, 04/15/2015 (b) . . . . . . . .	247,500
	Ventas Realty LP
50,000	6.750%, 06/01/2010	50,312
40,000	9.000%, 05/01/2012	42,300
70,000	6.750%, 04/01/2017	68,775
		1,378,795
	Road & Rail - 0.08%
	Hertz Corp.
340,000	8.880%, 01/01/2014	323,850
35,000	10.500%, 01/01/2016	32,944
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008	14,262
230,000	Union Pacific Corp.
	5.380%, 05/01/2014	237,033
		608,089

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Special Purpose Entity - 0.56%
$1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (c) . . . . . . . . .	$1,099,360
187,000	Graftech Financial, Inc.
	10.250%, 02/15/2012 . . . . . . . . . .	194,480
375,000	Hellas Telecom V
	8.080%, 10/15/2012 . . . . . . . . . . .	520,990
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (c)(e) . . . . . . .	250,586
655,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049 . . . . . . . . . . .	534,570
1,090,000	Sigma Finance, Inc.
	8.500%, 08/11/2016
	(Callable at $100.00
	on 08/11/2008) (c)(e) . . . . . . . . . . .	1,024,000
	TNK-BP Finance SA
100,000	7.500%, 07/18/2016 . . . . . . . . . . .	95,660
490,000	7.500%, 07/18/2016 (c) . . . . . . . . .	456,312
200,000	6.630%, 03/20/2017 (c) . . . . . . . . .	173,500
240,000	7.880%, 03/13/2018 (c) . . . . . . . . .	222,900
		4,572,358
	Textiles, Apparel & Luxury
	Goods - 0.02%
125,000	INVISTA
	9.250%, 05/01/2012 (c) . . . . . . . . .	128,438
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011 . . . . . . . . . . . .	47,750
		176,188
	Tobacco - 0.03%
230,000	Reynolds American, Inc.
	6.750%, 06/15/2017 . . . . . . . . . . .	233,786
	Transportation - 0.15%
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011 . . . . . . . . . . . .	91,375
1,116,000	Vale Overseas Ltd.
	6.880%, 11/21/2036 . . . . . . . . . . . .	1,094,478
		1,185,853
	Wireless Telecommunication
	Services - 0.25%
330,000	America Movil SAB de CV
	5.630%, 11/15/2017 (b) . . . . . . . . .	327,893
750,000	AT&T Wireless Services, Inc.
	7.880%, 03/01/2011 . . . . . . . . . . . .	816,314

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Wireless Telecommunication
	Services (Continued)
	Nextel Communications, Inc.
$930,000	6.880%, 10/31/2013	$735,245
15,000	5.950%, 03/15/2014	11,113
120,000	7.380%, 08/01/2015	92,463
40,000	Rogers Wireless Communications, Inc.
	6.380%, 03/01/2014	39,707
		2,022,735
	Total Corporate Bonds
	(Cost $184,757,292)	$ 176,418,263
	FOREIGN GOVERNMENT
	NOTES/BONDS - 0.68%
	United Mexican States
14,000	5.630%, 01/15/2017	14,749
1,256,000	6.750%, 09/27/2034	1,404,208
	Republic of Argentina
5,150,000	5.480%, 08/03/2012 (e) . . . . . . . . .	2,748,812
1,700,000	2.000%, 01/03/2016 (Credit linked to
	Coeficiente de Estabilizacion de
	Referencia) (j) . . . . . . . . . . . . . . . .	936,307
284,130	Russia Federation
	5.000%, 03/31/2030	327,654
	Total Foreign Government
	Note/Bonds (Cost $4,990,843) . . .	$5,431,730
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT - 16.57%
41,779	Adjustable Rate Mortgage Trust
	Series 2004-5,
	4.990%, 04/25/2035	40,589
	Bank of America Corporation
770,000	Series 2005-5,
	5.120%, 10/10/2045	761,612
600,000	Series 2007-D,
	2.820%, 06/20/2047	408,579
3,500,000	Series 2005-6,
	5.180%, 09/10/2047	3,488,586
363,619	BCAP LLC Trust
	Series 2006-RR1,
	3.240%, 11/25/2036 . . . . . . . . . . . .	289,553
2,526,746	Bear Stearns Structured
	Products, Inc.
	Pool #R11A1A,
	3.640%, 09/27/2037 (c) . . . . . . . . .	2,406,725

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued
	Bear Stearns Trust
$106,410	Series 2004-1,
	4.450%, 04/25/2034	$93,108
596,045	Series 2004-9,
	5.220%, 09/25/2034	576,340
991,147	Series 2005-2,
	4.710%, 04/25/2035	952,054
245,058	Series 2005-3,
	5.070%, 06/25/2035	238,432
2,263,206	Series 2006-4,
	5.930%, 10/25/2036	2,174,425
3,000,000	Series 2005-PWR10,
	5.410%, 12/11/2040 . . . . . . . . . . . .	3,017,416
3,704,238	Series FLT, 6.270%, 09/25/2047 . .	3,011,834
	Chase Mortgage Financial Trust
1,734,713	Series 2007-A1,
	4.600%, 02/25/2037	1,705,190
2,576,453	Series 2007-A1,
	4.820%, 02/25/2037	2,590,949
2,610,023	Series 2007-A1,
	4.140%, 01/01/2049	2,516,633
2,414,927	Series 2007-A1,
	4.350%, 01/01/2049	2,318,977
793,941	Series 2007-A1,
	4.470%, 01/01/2049	761,928
	CIT Mortgage Loan Trust
1,881,646	Pool #2007A1,
	3.600%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $1,505,318) (d)	1,693,482
550,000	Pool #2007A2,
	3.850%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $551,267) (d) . . . . . . . . . . . . .	357,500
1,000,000	Pool #2007A3,
	4.050%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $1,002,376) (d)	550,000
2,000,000	Citigroup Commercial Mortgage Trust
	Series 2006-C4,
	5.720%, 03/15/2049	2,022,590
2,500,000	Citigroup/Deutsche Bank
	Commerical Mortgage
	Series TR, 5.360%, 01/15/2046 . . .	2,472,204

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
	Countrywide Alternative Loan Trust
$1,449,558	Series 2005-63,
	5.320%, 12/25/2035	$1,388,129
1,625,848	Series 2006-OA10,
	2.790%, 08/25/2046	1,222,163
	Countrywide Asset-Backed Certificates
790,366	Series 2005-36,
	4.930%, 08/25/2035	581,416
1,484,042	Series 2005-27,
	6.080%, 08/25/2035	1,161,727
696,435	Series 2005-51,
	2.860%, 11/20/2035 . . . . . . . . . . . .	553,535
1,141,458	Series 2005-59,
	3.450%, 11/20/2035 . . . . . . . . . . . .	905,204
2,039,271	Series 2005-62,
	2.900%, 12/25/2035	1,610,921
	Countrywide Home Loans, Inc.
279,634	Series 2003-52,
	4.500%, 02/19/2034	265,900
65,907	Series 2004-HYB6,
	4.550%, 11/20/2034 . . . . . . . . . . . .	58,173
345,339	Series 2005-HYB4,
	4.900%, 08/20/2035	281,996
367,698	Series 2005-38,
	5.740%, 09/25/2035	280,603
43,721	First Horizon Mortgage Trust
	Series FLT, 4.750%, 12/25/2034 . .	41,815
2,945,977	First Union National Bank
	Commercial Mortgage
	Series 2000-C2,
	7.200%, 10/15/2032	3,075,204
3,000,000	GE Capital Commercial
	Mortgage Corporation
	Series 2005-C4,
	5.330%, 11/10/2045 . . . . . . . . . . . .	3,018,819
2,500,000	General Motors Acceptance
	Corporation
	Series 2002-C1,
	6.280%, 11/15/2039 . . . . . . . . . . . .	2,557,523

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
$800,000	GS Mortgage Securities
	Corporation II
	Series 2005-GG4,
	4.680%, 07/10/2039	$767,987
	Harborview Mortgage Loan Trust
1,406,542	Series 2005-10,
	2.870%, 11/19/2035 . . . . . . . . . . . .	1,114,329
1,457,622	Series FLT,
	5.750%, 12/19/2035	1,035,308
271,994	Series 2005-16,
	2.800%, 01/19/2036	211,311
1,503,271	Series 2005-16,
	2.810%, 01/19/2036	1,188,521
2,587,671	Series 2006-6,
	6.000%, 08/19/2036	2,127,711
	IMPAC Secured Assets Corp.
1,236,994	Series 2005-6,
	2.850%, 10/25/2035	884,316
1,490,328	Series 2005-2,
	2.920%, 03/25/2036	1,063,841
	Indymac Mortgage Loan Trust
449,583	Series 2005-AR15,
	5.100%, 09/25/2035	345,770
671,020	Series 2005-AR15,
	5.440%, 09/25/2035	500,943
2,041,747	Series 2007-AR15,
	6.000%, 08/25/2037	1,408,805
1,684,520	Series 2007-AR7,
	6.260%, 11/25/2037 . . . . . . . . . . . .	1,516,365
2,920,000	JPMorgan Chase & Co.
	Series 2007-LDP10,
	5.420%, 01/15/2049	2,831,702
	JPMorgan Commercial Mortgage
1,880,000	Series 2005-CIBC12,
	4.900%, 09/12/2037	1,839,085
1,500,000	Series 2005-LDP2,
	4.740%, 07/15/2042	1,474,269
	JPMorgan Mortgage Trust
877,187	Series 2007-A1,
	4.070%, 07/25/2035	806,823
906,768	Series 2007-A1,
	4.200%, 07/25/2035	883,489

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
$850,265	Series 2007-A1,
	4.770%, 07/25/2035	$818,218
	Lehman Brothers Trust
1,215,547	Series 2005-5N,
	2.900%, 11/25/2035 . . . . . . . . . . . .	958,286
1,028,918	Series 2005-5N,
	3.440%, 11/25/2035 . . . . . . . . . . . .	807,672
	Lehman Brothers-UBS Commercial
	Mortgage Trust
600,000	Series 2005-C3,
	4.660%, 07/15/2030	570,147
520,000	Series 2005-C3,
	4.740%, 07/15/2030	505,158
2,000,000	Series 2006-C1,
	5.160%, 02/15/2031	1,950,851
2,500,000	Series 2007-C1,
	5.420%, 02/15/2040	2,433,401
2,953,099	Lehman XS Trust
	Series 2007-16N,
	3.450%, 09/25/2047	2,255,282
683,228	Luminent Mortgage Trust
	Series 2006-5,
	2.790%, 07/25/2036	514,091
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1,
	5.660%, 05/12/2039	1,038,954
	MLCC Mortgage Investors, Inc.
937,928	Series 2004-A3,
	5.030%, 05/25/2034	849,257
2,710,000	Series 2007-7,
	5.750%, 06/12/2050	2,692,774
	Morgan Stanley
770,000	Series 2005-HQ6,
	4.990%, 08/13/2042	757,977
910,000	Series 2007-IQ14,
	5.500%, 04/15/2049	898,021
2,000,000	Morgan Stanley Capital I
	Series 2005-HQ7,
	5.220%, 11/14/2042 . . . . . . . . . . . .	2,021,848
	Residential Accredit Loans, Inc.
3,921,370	Series 2007-QH9,
	6.550%, 11/25/2037 . . . . . . . . . . . .	3,269,563

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
$1,414,396	Series 2005-QO4,
	2.880%, 12/25/2045	$1,107,520
1,734,797	Series 2005-QO5,
	5.330%, 01/25/2046	1,287,870
1,553,272	Residential Funding Mortgage
	Series FLT,
	5.180%, 09/25/2035	1,459,082
	Structured Adjustable Rate
	Mortgage Loan
112,663	Series FLT,
	4.380%, 05/25/2034	105,206
33,800	Series FLT,
	5.250%, 09/25/2034	28,719
208,125	Series FLT,
	5.450%, 11/25/2034 . . . . . . . . . . . .	188,828
3,946,324	Structured Asset Mortgage
	Investments, Inc.
	Series A-1,
	6.050%, 08/25/2047	2,817,922
	Thornburg Mortgage Trust
3,232,337	Series 2006-1, 3.
	3.300%, 01/25/2036	3,174,115
2,442,060	Series 2006-3,
	2.700%, 06/25/2036	2,398,253
2,571,335	Series 2006-3,
	2.710%, 06/25/2036 . . . . . . . . . . .	2,542,641
	Washington Mutual
165,524	Series 2004-AR3,
	4.240%, 06/25/2034	160,773
1,700,000	Series 2005-AR4,
	4.670%, 04/25/2035	1,555,657
1,255,067	Series 2007-HY4,
	5.500%, 09/25/2036	1,192,974
2,177,167	Series 2007-HY2,
	5.620%, 12/25/2036	2,084,934
1,287,349	Series 2005-AR13,
	2.890%, 10/25/2045	1,028,394
1,610,637	Series 2005-AR15,
	2.860%, 11/25/2045 . . . . . . . . . . . .	1,300,143
1,334,528	Series 2005-AR15,
	3.420%, 11/25/2045 . . . . . . . . . . . .	1,056,174

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - NON-U.S.
	GOVERNMENT (Continued)
$1,376,510	Series 2005-AR17,
	2.870%, 12/25/2045 . . . . . . . . . . .	$1,067,446
1,072,794	Series 2005-AR19,
	2.870%, 12/25/2045 . . . . . . . . . . .	855,426
763,530	Series 2006-AR11,
	5.250%, 09/25/2046 (k) . . . . . . . . .	520,444
832,665	Series 2007-OA2,
	5.030%, 03/25/2047 (k) . . . . . . . . .	541,854
	Wells Fargo Company
4,440,798	Series 2005-AR6,
	5.040%, 04/25/2035 . . . . . . . . . . .	3,794,444
1,075,164	Series 2005-AR16,
	5.570%, 10/25/2035 . . . . . . . . . . .	1,059,397
3,912,396	Series 2006-AR2,
	5.110%, 03/25/2036 . . . . . . . . . . . .	3,752,264
1,439,803	Series 2006-AR10,
	5.600%, 07/25/2036 . . . . . . . . . . .	1,395,987
3,608,588	Series 2007-PA6,
	6.600%, 12/28/2037 . . . . . . . . . . .	2,978,623
	Total Mortgage Backed Securities
	- Non-U.S. Government
	(Cost $147,847,523) . . . . . . . . . . .	133,248,999
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT - 46.02%
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018 .	1,034,953
4,116,946	Pool #1G-0058,`
	4.600%, 01/01/2035 (b) . . . . . . . . .	4,168,699
4,000,000	TBA, 5.500%, 04/01/2035 (g) . . . .	4,039,376
1,930,065	Pool #1H-2524,
	4.580%, 08/01/2035 . . . . . . . . . . .	1,971,309
208,499	Series 3013, 5.900%, 08/15/2035
	(Acquired 05/01/2007,
	Cost $213,037) (d) . . . . . . . . . . . . .	214,983
2,493,322	Pool #1Q-0160,
	5.060%, 09/01/2035 . . . . . . . . . . .	2,536,335
296,943	Series 3167, 6.360%, 06/15/2036
	(Acquired 04/13/2007,
	Cost $271,774) (d) . . . . . . . . . . . . .	276,781

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$91,902	Series 3268, 6.180%, 01/15/2037
	(Acquired 05/30/2007,
	Cost $87,652) (d)	$84,806
83,246	Series 3271, 11.700%, 02/15/2037
	(Acquired 07/17/2007,
	Cost $87,204) (d)	114,620
1,405,680	Pool #1N-1582,
	5.940%, 05/01/2037	1,430,499
2,920,361	Pool #1G-2201,
	6.120%, 09/01/2037	2,966,866
2,653,250	Pool #G0-3600,
	7.000%, 11/01/2037	2,787,845
	FHLMC Gold
34,271	Pool #B1-2301,
	4.000%, 02/01/2014	34,491
61,902	Pool #B1-2730,
	4.000%, 03/01/2014	62,300
57,071	Pool #B1-2772,
	4.000%, 03/01/2014	57,431
50,097	Pool #B1-2818,
	4.000%, 03/01/2014	50,426
58,428	Pool #B1-2819,
	4.000%, 03/01/2014	58,804
51,969	Pool #B1-2883,
	4.000%, 03/01/2014	52,308
42,024	Pool #B1-2910,
	4.000%, 03/01/2014	42,299
47,903	Pool #B1-2911,
	4.000%, 03/01/2014	48,218
202,450	Pool #B1-3066,
	4.000%, 03/01/2014	203,778
26,737	Pool #B1-3343,
	4.000%, 04/01/2014	26,901
36,889	Pool #B1-3344,
	4.000%, 04/01/2014	37,126
49,370	Pool #B1-3360,
	4.000%, 04/01/2014	49,680
224,880	Pool #E9-6057,
	4.500%, 05/01/2018	224,655
66,756	Pool #E9-6247,
	4.500%, 05/01/2018	66,795
72,214	Pool #E9-6248,
	4.500%, 05/01/2018	72,256

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$87,688	Pool #E9-7034,
	4.500%, 06/01/2018	$87,600
31,296	Pool #E9-9763,
	4.500%, 09/01/2018	31,264
29,902	Pool #E9-9764,
	4.500%, 09/01/2018	29,872
22,201	Pool #E9-9765,
	4.500%, 09/01/2018	22,179
139,104	Pool #E9-9768,
	4.500%, 09/01/2018	138,965
70,561	Pool #E9-9769,
	4.500%, 09/01/2018	70,490
45,610	Pool #E9-9770,
	4.500%, 09/01/2018	45,564
78,072	Pool #B1-0170,
	4.500%, 10/01/2018	77,994
89,245	Pool #B1-0207,
	4.500%, 10/01/2018	89,155
87,848	Pool #E0-1481,
	4.500%, 10/01/2018	87,799
	5.000%, 10/01/2018	472,880
88,323	Pool #B1-0931,
	4.500%, 11/01/2018	88,234
175,765	Pool #E0-1489,
	4.500%, 11/01/2018	175,640
759,100	Pool #E0-1538,
	5.000%, 12/01/2018	770,519
95,802	Pool #B1-1801,
	4.500%, 01/01/2019	95,706
95,284	Pool #E0-1602,
	4.500%, 03/01/2019	95,180
97,043	Pool #G1-1526,
	4.500%, 03/01/2019	96,946
4,787,859	Pool #G1-2251,
	4.000%, 06/01/2019 (b)	4,698,923
1,268,018	Pool #G1-1719,
	5.000%, 06/01/2020	1,285,358
1,316,446	Pool #G1-1733,
	5.000%, 07/01/2020	1,332,799
780,221	Pool #D9-6291,
	4.500%, 09/01/2023	768,691

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$530,765	Pool #C0-1385,
	6.500%, 08/01/2032	$554,176
198,637	Pool #C7-0562,
	6.500%, 09/01/2032	207,398
233,942	Pool #C7-0760,
	6.500%, 09/01/2032	244,260
1,725,522	Pool #78-0447,
	4.440%, 04/01/2033	1,749,436
3,400,974	Pool #G0-8085,
	5.000%, 10/01/2035 (b)	3,373,402
726,775	Pool #A3-9756,
	5.000%, 11/01/2035	720,883
100,000	Pool #TBA,
	5.000%, 04/15/2036 (g)	99,016
515,176	Pool #1N-1447,
	5.820%, 02/01/2037	523,612
3,000,001	Pool #A5-8420,
	5.500%, 03/01/2037 (b)	3,032,729
1,085,656	Pool #1N-1463,
	5.950%, 05/01/2037	1,108,000
20,999,988	Pool #G0-3812,
	5.500%, 02/01/2038 (b)	21,229,084
	FNCL
6,800,000	Pool #TBA,
	5.500%, 04/01/2019 (g)	6,941,311
2,000,000	Pool #TBA,
	5.000%, 05/01/2037 (g)	1,975,312
773,594	Pool #928872,
	8.000%, 12/01/2037	826,623
	FNMA
2,573,005	Pool #668357,
	5.000%, 12/01/2017	2,611,786
140,041	Pool #695826,
	5.000%, 04/01/2018	142,048
3,521,387	Pool #555549,
	5.000%, 06/01/2018 (b)	3,571,845
3,917,588	Pool #734788,
	4.000%, 09/01/2018 (b)	3,851,113
38,000,000	Pool #TBA,
	5.000%, 04/01/2019 (g)	38,362,178
781,800	Pool #745387,
	5.000%, 04/01/2019	793,002

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$400,000	Pool #TBA,
	6.000%, 04/01/2019 (g)	$411,688
116,332	Pool #735985,
	5.000%, 06/01/2019	117,999
1,392,476	Pool #735439,
	6.000%, 09/01/2019	1,437,517
1,752,665	Pool #745238,
	6.000%, 12/01/2020	1,809,357
20,135	Pool #446275,
	7.500%, 07/01/2027	21,778
90,829	Pool #251925,
	6.500%, 07/01/2028	95,003
29,364	Pool #435151,
	6.500%, 07/01/2028	30,713
237,318	Pool #433575,
	6.500%, 09/01/2028	248,223
318,476	Pool #251985,
	6.500%, 10/01/2028	333,110
520,115	Pool #446107,
	6.500%, 11/01/2028 . . . . . . . . . . . .	544,014
538,484	Pool #452955,
	6.500%, 11/01/2028 . . . . . . . . . . . .	563,228
318,027	Pool #457553,
	6.500%, 01/01/2029	332,640
209,556	Pool #252255,
	6.500%, 02/01/2029	219,185
131,760	Pool #252342,
	6.500%, 04/01/2029	137,762
482,156	Pool #323632,
	6.500%, 04/01/2029	504,651
615,418	Pool #494339,
	6.500%, 04/01/2029	643,455
116,355	Pool #252497,
	6.500%, 06/01/2029	121,656
67,670	Pool #498092,
	6.500%, 06/01/2029	70,753
446,115	Pool #500441,
	6.500%, 06/01/2029	466,439
686,068	Pool #501198,
	6.500%, 06/01/2029	717,324
236,530	Pool #503223,
	6.500%, 07/01/2029	247,306

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$82,670	Pool #504708,
	6.500%, 07/01/2029	$86,437
74,085	Pool #535476,
	6.500%, 07/01/2029	77,489
973,723	Pool #544859,
	5.830%, 08/01/2029	982,886
63,561	Pool #535506,
	6.500%, 08/01/2030	66,457
20,711	Pool #580992,
	7.500%, 05/01/2031	22,343
1,146,909	Pool #786848,
	7.000%, 10/01/2031	1,221,511
778,230	Pool #607398,
	6.500%, 11/01/2031 . . . . . . . . . . . .	812,210
671,497	Pool #888504,
	5.480%, 04/01/2034	678,388
604,727	Series 2004-71,
	4.000%, 04/25/2034
	(Acquired 04/07/2006,
	Cost $39,505) (d)(i) . . . . . . . . . . . .	26,420
1,357,196	Pool #782284,
	6.000%, 09/01/2034	1,397,583
1,126,346	Pool #791563,
	6.000%, 09/01/2034	1,157,994
51,985	Pool #794371,
	6.000%, 09/01/2034	53,446
297,268	Pool #798711,
	6.000%, 10/01/2034	305,621
759,066	Pool #802783,
	6.210%, 10/01/2034	766,787
1,046,678	Pool #802493,
	6.000%, 11/01/2034 . . . . . . . . . . . .	1,076,088
8,459,730	Pool #735224,
	5.500%, 02/01/2035 (b) . . . . . . . . .	8,568,936
3,019,372	Pool #808057,
	6.000%, 02/01/2035 (b) . . . . . . . . .	3,098,982
1,475,683	Pool #773306,
	6.000%, 05/01/2035	1,514,592
88,596	Series 2007-27,
	6.500%, 05/25/2035
	(Acquired 05/29/2007,
	Cost $83,834) (d) . . . . . . . . . . . . . .	89,131

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$4,142,827	Pool #827741,
	5.500%, 06/01/2035 (b) . . . . . . . . . $	4,191,125
1,542,341	Pool #829334,
	4.600%, 09/01/2035	1,551,573
5,202,457	Pool #820345,
	5.000%, 09/01/2035 (b) . . . . . . . . .	5,157,541
11,838,857	Pool #832738,
	5.500%, 09/01/2035 (b) . . . . . . . . .	11,976,875
465,469	Pool #836273,
	5.500%, 10/01/2035	470,895
139,878	Pool #745000,
	6.000%, 10/01/2035	143,566
1,107,352	Pool #836852,
	6.510%, 10/01/2035	1,139,173
1,654,142	Pool #836464,
	6.540%, 10/01/2035	1,701,756
243,442	Pool #833593,
	7.000%, 10/01/2035	256,669
3,394,423	Pool #844158,
	5.000%, 11/01/2035 (b) . . . . . . . . .	3,365,117
732,561	Pool #843823,
	6.500%, 11/01/2035 . . . . . . . . . . . .	754,426
121,221	Pool #843997,
	6.510%, 11/01/2035 . . . . . . . . . . . .	124,839
122,806	Pool #844052,
	6.520%, 11/01/2035 . . . . . . . . . . . .	126,335
125,383	Pool #844148,
	6.520%, 11/01/2035 . . . . . . . . . . . .	128,989
123,183	Pool #844237,
	6.520%, 11/01/2035 . . . . . . . . . . . .	126,722
124,762	Pool #844789,
	6.540%, 11/01/2035 . . . . . . . . . . . .	128,356
251,225	Pool #848939,
	6.500%, 01/01/2036	260,727
58,918	Pool #851639,
	6.500%, 01/01/2036	61,085
3,370,465	Pool #745275,
	5.000%, 02/01/2036 (b) . . . . . . . . .	3,341,366
627,090	Pool #888022,
	5.000%, 02/01/2036	621,676
3,227,539	Pool #256219,
	5.500%, 04/01/2036 (b) . . . . . . . . .	3,221,885

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$2,925,645	Pool #868993,
	7.010%, 05/01/2036	$2,995,328
3,680,852	Pool #872236,
	6.880%, 05/01/2036	3,763,761
3,558,773	Pool #885961,
	6.920%, 07/01/2036	3,640,698
3,838,980	Pool #886376,
	7.010%, 08/01/2036	3,930,495
650,963	Pool #897776,
	6.500%, 09/01/2036	674,899
3,808,367	Pool #886891,
	6.880%, 09/01/2036 (b) . . . . . . . . .	3,911,080
33,611	Pool #898131,
	7.000%, 09/01/2036	35,315
81,287	Series 2006-81,
	6.640%, 09/25/2036
	(Acquired 05/29/2007,
	Cost $80,627) (d) . . . . . . . . . . . . . .	82,203
1,355,662	Pool #893681,
	6.000%, 10/01/2036	1,390,523
2,795,502	Pool #893923,
	6.000%, 10/01/2036	2,867,389
3,565,682	Pool #894005,
	6.000%, 10/01/2036 (b) . . . . . . . . .	3,657,375
776,920	Pool #908124,
	5.000%, 12/01/2036	769,937
358,541	Pool #905857,
	5.650%, 12/01/2036	365,216
605,067	Pool #897505,
	6.500%, 12/01/2036	627,316
1,297,972	Pool #907252,
	7.000%, 12/01/2036	1,363,779
726,802	Pool #871054,
	6.500%, 01/01/2037	753,526
223,180	Pool #888218,
	5.000%, 03/01/2037	221,174
284,350	Pool #888367,
	7.000%, 03/01/2037	298,766
248,880	Pool #888369,
	7.000%, 03/01/2037	261,498
100,651	Pool #899082,
	7.000%, 03/01/2037	105,756

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$350,446	Pool #917324,
	7.000%, 03/01/2037	$368,220
330,396	Pool #917560,
	6.500%, 04/01/2037	342,545
2,554,886	Pool #256689,
	7.000%, 04/01/2037	2,684,468
14,445,868	Pool #888366,
	7.000%, 04/01/2037 (b) . . . . . . . . .	15,178,271
779,044	Pool #923303,
	7.000%, 04/01/2037	818,557
782,528	Pool #923834,
	7.000%, 04/01/2037	822,217
58,319	Pool #936750,
	6.500%, 05/01/2037	60,460
843,451	Pool #919187,
	6.500%, 06/01/2037	874,406
815,873	Pool #256774,
	7.000%, 06/01/2037	857,254
308,247	Pool #888593,
	7.000%, 06/01/2037	323,881
86,313	Series 2007-56,
	6.690%, 06/25/2037
	(Acquired 06/11/2007,
	Cost $94,076) (d) . . . . . . . . . . . . . .	89,201
9,850,022	Pool #941428,
	6.000%, 07/01/2037 (b) . . . . . . . . .	10,100,868
2,364,588	Pool #950385,
	5.870%, 08/01/2037	2,407,032
996,463	Pool #945069,
	6.500%, 08/01/2037	1,033,034
690,228	Pool #949629,
	6.500%, 08/01/2037	715,559
12,555,705	Pool #948348,
	7.000%, 08/01/2037 (b) . . . . . . . . .	13,192,522
30,001	Pool #950302,
	7.000%, 08/01/2037	31,631
120,893	Pool #966381,
	7.000%, 09/01/2037	127,025
2,261,560	Pool #888890,
	6.500%, 10/01/2037	2,344,718
2,746,559	Pool #933027,
	7.000%, 10/01/2037	2,885,863

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$4,750,310	Pool #933134,
	7.000%, 10/01/2037 (b) . . . . . . . . .	$4,991,243
809,853	Pool #955142,
	7.000%, 10/01/2037	850,928
39,763	Pool #257087,
	8.000%, 10/01/2037	42,488
644,930	Pool #959897,
	7.000%, 11/01/2037 . . . . . . . . . . . .	677,640
3,618,152	Pool #888892,
	7.500%, 11/01/2037 (b) . . . . . . . . .	3,828,882
7,993,637	Pool #899949,
	7.000%, 12/01/2037 (b) . . . . . . . . .	8,399,069
740,541	Pool #928940,
	7.000%, 12/01/2037	778,101
56,995	Pool #955221,
	7.000%, 12/01/2037	59,886
66,150	Pool #965934,
	7.000%, 12/01/2037	69,505
1,612,557	Pool #967667,
	7.000%, 12/01/2037	1,694,345
950,573	Pool #928953,
	7.500%, 12/01/2037	1,005,937
41,956	Pool #959397,
	8.000%, 12/01/2037	44,832
43,590	Pool #959538,
	8.000%, 12/01/2037	46,578
76,895	Pool #966818,
	8.000%, 12/01/2037	82,166
999,901	Pool #889150,
	5.500%, 01/01/2038	1,010,465
19,998,006	Pool #967131,
	5.500%, 01/01/2038 (b) . . . . . . . . .	20,209,281
4,855,606	Pool #257050,
	7.000%, 01/01/2038	5,101,879
29,434	Pool #973335,
	5.000%, 02/01/2038	29,162
299,915	Pool #972548,
	7.000%, 02/01/2038	315,135
28,741	Pool #257130,
	5.000%, 03/01/2038	28,475
2,000,200	Pool #965598,
	5.000%, 03/01/2038	1,981,742

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES - U.S.
	GOVERNMENT (Continued)
$941,825	Pool #975439,
	5.000%, 03/01/2038	$933,134
837,625	Pool #257137,
	7.000%, 03/01/2038	880,133
18,500,000	Pool #TBA,
	5.000%, 04/01/2038 (g)	18,312,114
2,800,000	Pool #TBA,
	5.500%, 04/14/2038 (g)	2,826,687
1,000,000	Pool #TBA,
	6.500%, 04/14/2038 (g)	1,035,781
	GNMA
4,000,000	Pool #TBA,
	6.500%, 04/01/2029 (g)	4,158,124
2,700,000	Pool #TBA,
	6.000%, 04/01/2034 (g)	2,786,484
4,700,000	Pool #TBA,
	5.000%, 05/01/2034 (g)	4,687,517
1,050,000	Pool #TBA,
	6.000%, 05/01/2034 (g)	1,081,008
	Total Mortgage Backed Securities
	- U.S. Government
	(Cost $365,160,123)	370,043,795
	MUNICIPAL BONDS - 0.42%
1,400,000	Michigan State University
	2.680%, 02/15/2037	980,112
2,409,809	Virginia Housing Development
	Authority
	6.000%, 06/25/2034	2,410,171
	Total Municipal Bonds
	(Cost $3,349,897)	3,390,283
	SUPRANATIONAL OBLIGATIONS - 0.56%
$2,500,000	African Development Bank
	0.500%, 02/27/2014	$2,084,235
	GazInvest
820,000	7.250%, 10/30/2008	831,890
1,250,000	6.210%, 11/22/2016 (c)	1,159,375
440,000	6.510%, 03/07/2022 (b)(c)	393,250
	Total Supranational Obligations
	(Cost $4,375,999)	4,468,750

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES - 2.59%
$420,000	FAMC
	4.250%, 07/29/2008 . . . . . . . . . . .	$422,496
	FFCB
5,300,000	5.300%, 02/06/2017 (b) . . . . . . . . .	5,806,277
1,400,000	5.130%, 04/19/2017 (c) . . . . . . . . .	1,501,884
760,000	FHLB
	5.130%, 06/13/2008 (b) . . . . . . . . .	764,089
	FHLMC
460,000	5.600%, 09/26/2013 . . . . . . . . . . .	466,781
210,000	5.600%, 10/17/2013 . . . . . . . . . . .	213,106
880,000	5.630%, 11/23/2035 (b) . . . . . . . . .	917,872
220,000	FNMA
	7.250%, 01/15/2010 (b) . . . . . . . . .	239,160
	GNMA
112,449	5.000%, 08/15/2033 . . . . . . . . . . .	112,678
1,421,466	5.000%, 09/15/2033 (b) . . . . . . . . .	1,424,361
229,789	5.000%, 03/15/2034 . . . . . . . . . . .	230,192
325,219	4.750%, 10/20/2034 . . . . . . . . . . .	325,362
147,548	5.000%, 11/15/2034 . . . . . . . . . . . .	147,806
427,551	4.750%, 11/20/2034 . . . . . . . . . . . .	427,552
1,048,635	4.750%, 11/20/2034 (b) . . . . . . . . .	1,049,054
3,600,241	6.000%, 05/15/2035 (b) . . . . . . . . .	3,723,058
	Tennessee Valley Authority
830,000	5.980%, 04/01/2036 . . . . . . . . . . .	937,164
2,000,000	5.380%, 04/01/2056 . . . . . . . . . . .	2,125,288
	Total U.S. Government Agency Issues
	(Cost $20,082,964) . . . . . . . . . . . .	20,834,180
	U.S. TREASURY OBLIGATIONS - 4.71%
	U.S. Treasury Bond - 0.71%
80,000	8.880%, 08/15/2017 (b) . . . . . . . . .	113,987
918,097	2.380%, 01/15/2025 (b)(h) . . . . . .	999,219
404,065	2.000%, 01/15/2026 (b)(h) . . . . . .	416,693
1,077,916	2.380%, 01/15/2027 (b)(h) . . . . . .	1,176,950
785,772	1.750%, 01/15/2028 (h) . . . . . . . . .	779,204
230,000	4.750%, 02/15/2037 (b) . . . . . . . . .	247,448
1,930,000	4.380%, 02/15/2038 (b) . . . . . . . . .	1,953,523
		5,687,024
	U.S. Treasury Note - 3.79%
420,000	4.630%, 07/31/2009 (b) . . . . . . . . .	437,128
90,000	4.630%, 10/31/2011 (b) . . . . . . . . .	98,065
170,000	4.500%, 03/31/2012 (b) . . . . . . . . .	184,676
40,000	4.880%, 06/30/2012 (b) . . . . . . . . .	44,091

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Note (Continued)
$24,620,000	2.500%, 03/31/2013 . . . . . . . . . . . $	24,664,242
616,783	2.000%, 01/15/2014 (b)(h) . . . . . .	668,246
22,393	2.000%, 07/15/2014 (h) . . . . . . . . .	24,326
33,158	1.630%, 01/15/2015 (h) . . . . . . . . .	35,181
130,202	1.880%, 07/15/2015 (b)(h) . . . . . .	140,588
499,765	2.000%, 01/15/2016 (b)(h) . . . . . .	542,050
428,462	2.500%, 07/15/2016 (b)(h) . . . . . .	482,790
2,667,920	2.630%, 07/15/2017 (b)(h) . . . . . .	3,041,012
90,000	4.750%, 08/15/2017 (b) . . . . . . . . .	99,605
		30,462,000
	U.S. Treasury Strip - 0.21%
3,640,000	Effective yield, 4.580%,
	11/15/2024 (b) . . . . . . . . . . . . . . . .	1,714,757
	Total U.S. Treasury Obligations
	(Cost $36,670,669) . . . . . . . . . . . .	37,863,781
	SHORT TERM INVESTMENTS - 9.58%
	Repurchase Agreements - 9.23%
55,200,000	Lehman Brothers Repurchase
	Agreement
	2.250% (Collateralized by U.S.
	Government Agency Issue,
	value $55,203,450,
	0.000%, 01/15/2030) (e) . . . . . . . . .	55,200,000
19,000,000	UBS Warburg Repurchase Agreement
	2.500% (Collateralized by non-U.S.
	Government Agency Issue, value
	$19,319,798, 0.000%, 03/01/2038) (e) . .	19,000,000
		74,200,000
	U.S. Government Agency Issues - 0.18%
1,530,000	FNMA
	2.001%, 12/15/2008 (e)(f) . . . . . . .	1,508,290
Shares
	Money Market Funds - 0.17%
1,331,436	Federated Prime Obligations Fund,,
	3.180% (e) . . . . . . . . . . . . . . . . . . .	1,331,436
	Total Short Term Investments
	(Cost $77,042,419) . . . . . . . . . . . .	77,039,726

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 25.70%
	COMMERCIAL PAPER - 1.87%
$2,537,822	Bryant Park Funding LLC,
	3.188%, 04/03/08 (c) . . . . . . . . . . .	$2,537,149

4,389,744	Sheffield Receivables Corp.,
	3.053%, 04/08/08 (c) . . . . . . . . . . .	4,386,769
1,646,154	Thames Asset Global,
	2.287%, 06/27/08 (c) . . . . . . . . . . .	1,634,807
1,960,570	Three Pillars Funding,
	2.906%, 04/14/08 (c) . . . . . . . . . . .	1,958,359
4,526,924	Tulip Funding,
	2.856%, 04/21/08 (c) . . . . . . . . . .	4,519,398
	Total Commercial Paper
	(Cost $15,036,482) . . . . . . . . . . . .	15,036,482
	CORPORATE BONDS AND NOTES - 4.80%
8,230,771	Abbey National Trust,
	3.130%, 02/13/09 . . . . . . . . . . . . .	8,114,947
7,682,053	Allstate Life Global Funding,
	3.332%, 03/20/09 . . . . . . . . . . . . .	7,686,232
5,487,181	Bank of Scotland,
	4.614%, 02/06/09 . . . . . . . . . . . . .	5,487,181
7,133,335	Barclays Bank,
	3.361%, 03/16/09 . . . . . . . . . . . . .	7,132,785
2,743,590	Bayerische Landesbank,
	4.956%, 08/23/08 . . . . . . . . . . . . .	2,746,828
3,292,308	Metlife Global,
	4.965%, 04/28/08 . . . . . . . . . . . . .	3,292,308
4,115,385	Svenska Handelsbanken,
	4.652%, 02/06/09 . . . . . . . . . . . . .	4,115,385
	Total Corporate Bonds and Notes
	(Cost $38,684,623) . . . . . . . . . . . .	38,575,666
	CORPORATE PAYDOWN SECURITIES - 1.89%
8,145,318	KKR Atlantic East Holding
	Group Trust,
	3.054%, 03/25/09 (k) . . . . . . . . . .	7,062,947
9,110,771	KKR Pacific West Holding
	Group Trust,
	3.054%, 03/25/09 (k) . . . . . . . . . .	8,109,907
	Total Corporate Paydown Securities
	(Cost $17,256,089) . . . . . . . . . . . .	15,172,854
	MONEY MARKET FUNDS - 2.51%
9,854,452	AIM Short Term Liquid Asset Fund	$9,854,452
10,315,899	Reserve Primary Fund . . . . . . . . . .	10,315,899
	Total Money Market Funds
	(Cost $20,170,351) . . . . . . . . . . . .	20,170,351

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 14.63%
$17,833,337	BNP Paribas Repurchase Agreement,
	3.200%, 04/01/08
	(Collateralized by U.S. Government
	Agency Issues, value $18,112,380,
	5.000% to 5.500%,
	03/31/38 to 04/01/38) . . . . . . . . . .	17,833,337
13,717,951	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds,
	value $13,998,192,
	0.000% to 2.375%,
	09/15/10 to 11/15/21) . . . . . . . . . .	13,717,951
13,717,951	Citigroup Global Repurchase
	Agreement, 3.050%, 04/01/08
	(Collateralized by Foreign
	Government Bonds,
	value $13,998,402,
	0.000% to 2.375%,
	05/15/11 to 01/15/17) . . . . . . . . . .	13,717,951
6,557,181	CS First Boston Repurchase
	Agreement, 2.750%, 04/01/08
	(Collateralized by U.S.
	Government Agency Issues,
	value $6,559,956,
	0.000% to 6.500%,
	01/25/12 to 03/20/38) . . . . . . . . . .	6,557,181
27,435,904	Greenwich Capital Repurchase
	Agreement, 2.750%, 01/02/08
	(Collateralized by U.S. Government
	Agency Issues, value $27,985,176,
	0.000%, 12/01/33 to 04/15/37) . . .	27,435,904
27,435,904	Merrill Lynch Repurchase
	Agreement, 3.120%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues,
	value $28,425,240,
	3.631% to 8.125%,
	01/15/10 to 11/15/23) . . . . . . . . . .	27,435,904
5,487,180	Morgan Stanley Repurchase
	Agreement, 2.9000%, 04/01/08
	(Collateralized by non-U.S.
	Government Agency Issues,
	value $6,631,456,
	0.000%, 10/15/14) . . . . . . . . . . . . .	5,487,180

	Principal	Market
	Amount	Value
	REPURCHASE AGREEMENTS (Continued)
$5,487,180	Morgan Stanley Repurchase
	Agreement, 3.1000%, 04/01/08
	(Collateralized by U.S.
	Government Agency Issues,
	value $5,596,924,
	5.000% to 5.500%,
	05/17/31 to 04/20/33) . . . . . . . . . .	$5,487,180
	Total Repurchase Agreements
	(Cost $117,672,588) . . . . . . . . . . .	117,672,588
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $208,820,133) . . . . . . . . . . .	206,627,941
	Total Investments
	(Cost $1,115,146,528) - 136.18%	1,095,006,651
	Liabilities in Excess of
	Other Assets - (36.18)% . . . . . . .	(290,920,733)
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$804,085,918

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $63,267,265, which
represents 7.87% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $7,108,268, which
represents 0.88% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.
(f)	Assigned as collateral for certain futures and options contracts.
(g)	Security purchased on a when-issued basis. On March 31, 2008, the total value of the investments purchased on a when-issued basis was $86,716,596 or 10.78% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse
(positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2008. The security is illiquid and represents less than 0.1% of net assets.
(j)	Credit linked note. Investment performance is wholly or
partially derived from an underlying source.
(k)	As of March 31, 2008, the Adviser has fair valued this security.
The market value of these securities total $17,761,124, which represents 2.21% of total net assets.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2008

Contracts		Value
	CALL OPTIONS
47	Eurodollar 90 Day Future
	Expiration: September, 2008,
	Exercise Price: $97.25	$81,075
94	U.S. Treasury 10 Year Note Future
	Expiration: June, 2008,
	Exercise Price: $121.00	79,312
		160,387
	PUT OPTIONS
65	U.S. Treasury 10 Year Note Future
	Expiration: June, 2008,
	Exercise Price: $113.00	9,141
	Total Options Written
	(Premiums received $167,014)	$169,528

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF FORWARD SALE COMMITMENTS
March 31, 2008

	Principal	Settlement	Proceeds
Description	Amount	Date	Received	Value
FNMA, 5.500%, 04/14/2038	(15,000,000)	04/14/2008	$15,112,500	$(15,142,965)
FNMA, 5.000%, 04/01/2038	(4,200,000)	04/14/2008	4,172,438	(4,157,345)
FHLMC, 5.500%, 04/01/2035	(6,000,000)	04/14/2008	6,045,469	(6,059,064)
	(25,200,000)		$25,330,407	$(25,359,374)

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
March 31, 2008

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to	Appreciation
expiration date	be received	received	be delivered	be delivered	(Depreciation)
05/15/08	U.S. Dollars	3.658,228	Brazil Real	6,614,077	$(81,839)
05/15/08	U.S. Dollars	1,790,426	Brazil Real	3,257,680	(40,309)
05/15/08	Brazil Real	5,287,652	U.S. Dollars	3,032,432	65,427
04/30/08	U.S. Dollars	3,727,758	European Monetary Unit	2,362,795	1,716
04/15/08	U.S. Dollars	4,906,251	Mexican Peso	54,049,715	(163,072)
04/15/08	Mexican Peso	43,257,071	U.S. Dollars	4,006,714	130,510
04/15/08	Mexican Peso	7,358,896	U.S. Dollars	679,492	22,202
					$(65,365)

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2008

	Number of
	Contracts			Unrealized
	Purchased	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Chicago Board of Trade 10 Year Swap Futures	327	$ 37,650,986	Jun-08	$ 616,592
Euro BOBL Futures	29	5,053,859	Jun-08	(51,726)
Euro Bond Futures	89	33,548,353	Jun-08	(135,723)
Euro Bond Futures	31	11,731,876	Sep-08	(75,057)
Euro Bond Futures	39	14,779,467	Dec-08	(20,300)
Eurodollar 90 Day Futures	96	23,475,601	Mar-09	146,783
Eurodollar 90 Day Futures	112	27,364,400	Jun-08	712,134
Eurodollar 90 Day Futures	23	5,613,725	Jun-09	120,711
Eurodollar 90 Day Futures	115	28,147,688	Sep-08	289,104
Eurodollar 90 Day Futures	10	2,435,625	Sep-09	36,300
Eurodollar 90 Day Futures	39	9,539,400	Dec-08	135,459
LIBOR 90 Day Futures	44	10,355,548	Sep-08	(47,103)
LIBOR 90 Day Futures	97	22,899,061	Dec-08	(44,744)
U.S. Treasury 2 Year Note Futures	130	27,905,314	Jun-08	146,001
U.S. Treasury 5 Year Note Futures	661	75,508,925	Jun-08	1,029,595
U.S. Treasury 10 Year Note Futures	52	6,185,563	Jun-08	125,583
U.S. Treasury 10 Year Note Futures	(464)	(55,194,252)	Jun-08	(346,252)
U.S. Treasury Long Bond Futures	348	41,341,314	Jun-08	163,622
				$2,800,979

See notes to financial statements.

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

TOTAL RETURN (for the period ended March 31)
Since Inception (8/9/07)
AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund	-3.40%
Russell 1000 Growth Index	-5.70%
Lipper Large-Cap Growth Funds Index	-4.32%

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 79.47%
	Aerospace & Defense - 3.35%
210	Alliant Techsystems, Inc. (a) . . . . . .	$21,741
6,310	Boeing Co. . . . . . . . . . . . . . . . . . . . .	469,275
2,923	General Dynamics Corp. . . . . . . . . .	243,690
1,074	Goodrich Corp. . . . . . . . . . . . . . . . .	61,766
7,362	Honeywell International, Inc. . . . . .	415,364
2,556	KBR, Inc. . . . . . . . . . . . . . . . . . . . . .	70,878
451	L-3 Communications Holdings, Inc.	49,312
3,266	Lockheed Martin Corp. . . . . . . . . . .	324,314
224	Precision Castparts Corp. . . . . . . . .	22,866
855	Rockwell Collins, Inc. . . . . . . . . . . .	48,863
7,807	United Technologies Corp. . . . . . . .	537,278
		2,265,347
	Air Freight & Logistics - 1.57%
814	C.H. Robinson Worldwide, Inc. . . .	44,282
786	Expeditors International
	Washington, Inc. . . . . . . . . . . . . . .	35,511
3,336	FedEx Corp. . . . . . . . . . . . . . . . . . . .	309,147
8,971	United Parcel Service, Inc. . . . . . . .	655,062
971	UTI Worldwide, Inc. . . . . . . . . . . . .	19,498
		1,063,500
	Auto Components - 0.35%
1,036	BorgWarner, Inc. . . . . . . . . . . . . . . .	44,579
998	Gentex Corp. . . . . . . . . . . . . . . . . . .	17,116
4,084	Johnson Controls, Inc. . . . . . . . . . . .	138,039
1,263	Tenneco Automotive, Inc. (a) . . . . .	35,288
		235,022
	Automobiles - 0.07%
1,334	Harley-Davidson, Inc. . . . . . . . . . . .	50,025
	Beverages - 2.56%
4,461	Anheuser-Busch Companies, Inc. . .	211,675
329	Brown-Forman Corp. - Class B . . . .	21,786
12,994	The Coca-Cola Company . . . . . . . .	790,945
1,726	Constellation Brands, Inc. - Class A (a)	30,498
9,356	PepsiCo, Inc. . . . . . . . . . . . . . . . . . .	675,503
		1,730,407
	Biotechnology - 0.57%
3,107	Amgen, Inc. (a) . . . . . . . . . . . . . . . .	129,811
815	Biogen Idec, Inc. (a) . . . . . . . . . . . .	50,277
299	Charles River Laboratories
	International, Inc. (a) . . . . . . . . . . .	17,623
1,211	Genentech, Inc. (a) . . . . . . . . . . . . .	98,309

Number of		Market
Shares		Value
	Biotechnology (Continued)
1,163	Gilead Sciences, Inc. (a) . . . . . . . . .	$59,929
340	Invitrogen Corp. (a) . . . . . . . . . . . . .	29,060
		385,009
	Building Products - 0.12%
1,761	Trane, Inc. . . . . . . . . . . . . . . . . . . . .	80,830
	Capital Markets - 1.84%
2,487	Ameriprise Financial, Inc. . . . . . . . .	128,951
146	BlackRock, Inc. . . . . . . . . . . . . . . . .	29,810
4,847	The Charles Schwab Corp. . . . . . . .	91,269
18,545	E*Trade Financial Corp. (a) . . . . . .	71,584
529	Eaton Vance Corp. . . . . . . . . . . . . . .	16,140
528	Federated Investors, Inc. . . . . . . . . .	20,677
1,327	Franklin Resources, Inc. . . . . . . . . .	128,706
1,385	Goldman Sachs Group, Inc. . . . . . .	229,065
1,185	Janus Capital Group, Inc. . . . . . . . .	27,575
471	Lazard Ltd. . . . . . . . . . . . . . . . . . . .	17,992
867	Legg Mason, Inc. . . . . . . . . . . . . . . .	48,535
1,341	Northern Trust Corp. . . . . . . . . . . . .	89,136
1,158	Raymond James Financial, Inc. . . . .	26,611
1,874	State Street Corp. . . . . . . . . . . . . . . .	148,046
778	T. Rowe Price Group, Inc. . . . . . . . .	38,900
6,714	TD Ameritrade Holding Corp. (a) . .	110,848
542	Waddell & Reed Financial, Inc. . . .	17,414
		1,241,259
	Chemicals - 2.25%
963	Air Products & Chemicals, Inc. . . . .	88,596
580	Albemarle Corp. . . . . . . . . . . . . . . .	21,182
1,118	Celanese Corp. . . . . . . . . . . . . . . . . .	43,658
484	Cytec Industries, Inc. . . . . . . . . . . . .	26,063
10,853	E.I. du Pont de Nemours & Co. . . . .	507,486
1,327	Ecolab, Inc. . . . . . . . . . . . . . . . . . . .	57,632
479	FMC Corp. . . . . . . . . . . . . . . . . . . . .	26,580
1,167	Hercules, Inc. . . . . . . . . . . . . . . . . . .	21,344
764	International Flavors &
	Fragrances, Inc. . . . . . . . . . . . . . . .	33,654
741	Lubrizol Corp. . . . . . . . . . . . . . . . . .	41,133
1,115	Monsanto Co. . . . . . . . . . . . . . . . . .	124,322
557	Mosaic Co. (a) . . . . . . . . . . . . . . . . .	57,148
1,263	Nalco Holding Company . . . . . . . . .	26,712
2,607	PPG Industries, Inc. . . . . . . . . . . . . .	157,750
978	Praxair, Inc. . . . . . . . . . . . . . . . . . . .	82,377
2,448	Rohm & Haas Co. . . . . . . . . . . . . . .	132,388
290	Sigma-Aldrich Corp. . . . . . . . . . . . .	17,299

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
391	Terra Industries, Inc. (a) . . . . . . . . .	$13,892
1,144	Valhi, Inc. . . . . . . . . . . . . . . . . . . . .	26,758
802	Valspar Corp. . . . . . . . . . . . . . . . . . .	15,912
		1,521,886
	Commercial Banks - 1.29%
553	Bank of Hawaii Corp. . . . . . . . . . . .	27,407
519	BOK Financial Corp. . . . . . . . . . . . .	27,108
635	City National Corp. . . . . . . . . . . . . .	31,407
532	Cullen/Frost Bankers, Inc. . . . . . . . .	28,217
613	First Midwest Bancorp, Inc. . . . . . .	17,023
1,390	M&T Bank Corp. . . . . . . . . . . . . . . .	111,867
7,587	Synovus Financial Corp. . . . . . . . . .	83,912
551	Toronto-Dominion Bank . . . . . . . . .	33,822
15,309	U.S. Bancorp . . . . . . . . . . . . . . . . . .	495,399
323	Westamerica Bancorporation . . . . . .	16,990
		873,152
	Commercial Services & Supplies - 1.23%
1,204	ACCO Brands Corp. (a) . . . . . . . . .	16,338
571	Apollo Group, Inc. (a) . . . . . . . . . . .	24,667
1,141	Avery Dennison Corp. . . . . . . . . . . .	56,194
327	The Brink’s Co. . . . . . . . . . . . . . . . .	21,968
1,977	Career Education Corp. (a) . . . . . . .	25,148
801	Cenveo, Inc. (a) . . . . . . . . . . . . . . . .	8,379
933	Cintas Corp. . . . . . . . . . . . . . . . . . . .	26,628
197	Dun & Bradstreet Corp. . . . . . . . . . .	16,032
466	Equifax, Inc. . . . . . . . . . . . . . . . . . .	16,068
4,583	H&R Block, Inc. . . . . . . . . . . . . . . .	95,143
541	Herman Miller, Inc. . . . . . . . . . . . . .	13,292
552	HNI Corp. . . . . . . . . . . . . . . . . . . . .	14,843
1,682	Manpower, Inc. . . . . . . . . . . . . . . . .	94,629
824	Monster Worldwide, Inc. (a) . . . . . .	19,949
3,146	Pitney Bowes, Inc. . . . . . . . . . . . . . .	110,173
1,614	Republic Services, Inc. . . . . . . . . . .	47,193
1,261	Robert Half International, Inc. . . . .	32,458
787	United Stationers, Inc. (a) . . . . . . . .	37,540
4,628	Waste Management, Inc. . . . . . . . . .	155,316
		831,958

Number of		Market
Shares		Value
	Communications Equipment - 1.45%
460	Belden CDT, Inc. . . . . . . . . . . . . . . .	$16,247
13,002	Cisco Systems, Inc. (a) . . . . . . . . . .	313,218
3,201	Corning, Inc. . . . . . . . . . . . . . . . . . .	76,952
334	Harris Corp. . . . . . . . . . . . . . . . . . . .	16,209
2,734	Juniper Networks, Inc. (a) . . . . . . . .	68,350
40,834	Motorola, Inc. . . . . . . . . . . . . . . . . .	379,757
2,164	QUALCOMM, Inc. . . . . . . . . . . . . .	88,724
3,787	Tellabs, Inc. (a) . . . . . . . . . . . . . . . .	20,639
		980,096
	Computers & Peripherals - 4.66%
1,365	Apple, Inc. (a) . . . . . . . . . . . . . . . . .	195,878
21,578	Dell, Inc. (a) . . . . . . . . . . . . . . . . . . .	429,834
1,244	Diebold, Inc. . . . . . . . . . . . . . . . . . .	46,712
8,307	EMC Corp. (a) . . . . . . . . . . . . . . . . .	119,122
18,545	Hewlett-Packard Co. . . . . . . . . . . . .	846,765
9,845	International Business
	Machines Corp. . . . . . . . . . . . . . . .	1,133,553
1,846	Lexmark International, Inc. (a) . . . .	56,709
2,665	NCR Corp. (a) . . . . . . . . . . . . . . . . .	60,842
1,762	NetApp, Inc. (a) . . . . . . . . . . . . . . . .	35,328
955	SanDisk Corp. (a) . . . . . . . . . . . . . .	21,554
4,943	Seagate Technology . . . . . . . . . . . . .	103,507
4,439	Sun Microsystems, Inc. (a) . . . . . . .	68,938
1,058	Western Digital Corp. (a) . . . . . . . .	28,608
		3,147,350
	Construction & Engineering - 0.41%
866	AECOM Technology Corp. (a) . . . .	22,525
590	Fluor Corp. . . . . . . . . . . . . . . . . . . .	83,284
356	Foster Wheeler Ltd. (a) . . . . . . . . . .	20,157
716	Granite Construction, Inc. . . . . . . . .	23,420
647	Jacobs Engineering Group, Inc. (a) .	47,613
729	Quanta Services, Inc. (a) . . . . . . . . .	16,891
540	The Shaw Group Inc. (a) . . . . . . . . .	25,455
1,094	URS Corp. (a) . . . . . . . . . . . . . . . . .	35,763
		275,108
	Construction Materials - 0.10%
206	Martin Marietta Materials, Inc. . . . .	21,871
653	Vulcan Materials Co. . . . . . . . . . . . .	43,359
		65,230

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Consumer Finance - 0.45%
6,292	American Express Co. . . . . . . . . . . .	$275,086
1,776	SLM Corp. (a) . . . . . . . . . . . . . . . . .	27,262
		302,348
	Containers & Packaging - 0.48%
615	Ball Corp. . . . . . . . . . . . . . . . . . . . .	28,253
2,422	Crown Holdings, Inc. (a) . . . . . . . . .	60,938
329	Greif, Inc. . . . . . . . . . . . . . . . . . . . .	22,349
1,028	Owens-Illinois, Inc. (a) . . . . . . . . . .	58,010
1,714	Pactiv Corp. (a) . . . . . . . . . . . . . . . .	44,924
1,726	Sealed Air Corp. . . . . . . . . . . . . . . .	43,581
5,204	Temple-Inland, Inc. . . . . . . . . . . . . .	66,195
		324,250
	Distributors - 0.16%
2,700	Genuine Parts Co. . . . . . . . . . . . . . .	108,594
	Diversified Financial Services - 0.12%
31	CME Group, Inc. . . . . . . . . . . . . . . .	14,542
1,093	Moody’s Corp. . . . . . . . . . . . . . . . . .	38,069
446	NYSE Euronext . . . . . . . . . . . . . . . .	27,523
		80,134
	Electric Utilities - 1.45%
657	Allegheny Energy, Inc. . . . . . . . . . .	33,178
1,739	DPL, Inc. . . . . . . . . . . . . . . . . . . . . .	44,588
5,958	Exelon Corp. . . . . . . . . . . . . . . . . . .	484,207
4,345	FirstEnergy Corp. . . . . . . . . . . . . . .	298,154
2,560	PPL Corp. . . . . . . . . . . . . . . . . . . . .	117,555
		977,682
	Electrical Equipment - 0.69%
527	Acuity Brands, Inc. . . . . . . . . . . . . .	22,635
1,881	Cooper Industries Ltd. . . . . . . . . . . .	75,522
4,395	Emerson Electric Co. . . . . . . . . . . . .	226,167
277	General Cable Corp. (a) . . . . . . . . . .	16,362
601	Hubbell, Inc. . . . . . . . . . . . . . . . . . .	26,258
1,394	Rockwell Automation, Inc. . . . . . . .	80,043
577	Thomas & Betts Corp. (a) . . . . . . . .	20,986
		467,973
	Electronic Equipment & Instruments - 0.21%
1,767	Agilent Technologies, Inc. (a) . . . . .	52,710
243	Anixter International, Inc. (a) . . . . .	15,562
1,737	AVX Corp. . . . . . . . . . . . . . . . . . . . .	22,251

Number of		Market
Shares		Value
	Electronic Equipment & Instruments
	(Continued)
238	Mettler Toledo International, Inc. (a) .	$23,114
1,191	Molex, Inc. . . . . . . . . . . . . . . . . . . .	27,583
		141,220
	Energy Equipment & Services - 1.24%
1,299	Baker Hughes, Inc. . . . . . . . . . . . . .	88,982
1,086	BJ Services Co. . . . . . . . . . . . . . . . .	30,962
886	Cameron International Corp. (a) . . .	36,893
220	Diamond Offshore Drilling . . . . . . .	25,608
532	Dresser-Rand Group, Inc. (a) . . . . .	16,359
362	ENSCO International, Inc. . . . . . . .	22,669
587	FMC Technologies, Inc. (a) . . . . . . .	33,394
922	Global Industries Ltd. (a) . . . . . . . .	14,835
5,389	Halliburton Co. . . . . . . . . . . . . . . . .	211,949
686	Helix Energy Solutions Group, Inc. (a)	21,609
801	National-Oilwell, Inc. (a) . . . . . . . .	46,762
431	Noble Corp. . . . . . . . . . . . . . . . . . . .	21,408
458	Pride International, Inc. (a) . . . . . . .	16,007
398	Rowan Companies, Inc. . . . . . . . . . .	16,390
1,339	Schlumberger Ltd. . . . . . . . . . . . . . .	116,493
349	Smith International, Inc. . . . . . . . . .	22,416
311	Tidewater, Inc. . . . . . . . . . . . . . . . . .	17,139
235	Transocean Inc. (a) . . . . . . . . . . . . .	31,772
631	Weatherford International Ltd. (a) . .	45,729
		837,376
	Food & Staples Retailing - 0.83%
8,330	Sysco Corp. . . . . . . . . . . . . . . . . . . .	241,737
981	United Natural Foods, Inc. (a) . . . . .	18,354
7,228	Walgreen Co. . . . . . . . . . . . . . . . . . .	275,315
821	Whole Foods Market, Inc. . . . . . . . .	27,068
		562,474
	Food Products - 2.77%
4,265	Archer-Daniels-Midland Co. . . . . . .	175,547
3,796	Campbell Soup Co. . . . . . . . . . . . . .	128,874
9,430	ConAgra Foods, Inc. . . . . . . . . . . . .	225,849
422	Corn Products International, Inc. . .	15,673
1,862	General Mills, Inc. . . . . . . . . . . . . . .	111,497
2,332	Hershey Foods Corp. . . . . . . . . . . . .	87,846
3,527	HJ Heinz Co. . . . . . . . . . . . . . . . . . .	165,663
916	Hormel Foods Corp. . . . . . . . . . . . .	38,161
3,370	Kellogg Co. . . . . . . . . . . . . . . . . . . .	177,127
15,292	Kraft Foods, Inc. . . . . . . . . . . . . . . .	474,205

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food Products (Continued)
755	McCormick & Co, Inc. . . . . . . . . . .	$27,912
12,468	Sara Lee Corp. . . . . . . . . . . . . . . . . .	174,303
1,075	Wm. Wrigley Jr. Co. . . . . . . . . . . . .	67,553
		1,870,210
	Gas Utilities - 0.12%
265	Energen Corp. . . . . . . . . . . . . . . . . .	16,509
602	Equitable Resources, Inc. . . . . . . . .	35,458
564	Questar Corp. . . . . . . . . . . . . . . . . . .	31,900
		83,867
	Health Care Equipment & Supplies - 1.22%
3,454	Baxter International, Inc. . . . . . . . . .	199,710
330	Beckman Coulter, Inc. . . . . . . . . . . .	21,302
809	Becton, Dickinson & Co. . . . . . . . .	69,453
4,640	Boston Scientific Corp. (a) . . . . . . .	59,717
396	C.R. Bard, Inc. . . . . . . . . . . . . . . . . .	38,174
429	Dentsply International, Inc. . . . . . . .	16,559
364	Edwards Lifesciences Corp. (a) . . . .	16,216
741	Hillenbrand Industries, Inc. . . . . . . .	35,420
1,014	Hospira, Inc. (a) . . . . . . . . . . . . . . . .	43,369
325	Kinetic Concepts, Inc. (a) . . . . . . . .	15,025
2,901	Medtronic, Inc. . . . . . . . . . . . . . . . .	140,321
244	Respironics, Inc. (a) . . . . . . . . . . . . .	16,104
901	St. Jude Medical, Inc. (a) . . . . . . . . .	38,914
791	Stryker Corp. . . . . . . . . . . . . . . . . . .	51,455
449	Varian Medical Systems, Inc. (a) . . .	21,031
565	Zimmer Holdings, Inc. (a) . . . . . . . .	43,991
		826,761
	Health Care Providers & Services - 2.36%
3,622	Aetna, Inc. . . . . . . . . . . . . . . . . . . . .	152,450
4,038	Cigna Corp. . . . . . . . . . . . . . . . . . . .	163,822
1,783	Coventry Health Care, Inc. (a) . . . .	71,944
588	DaVita, Inc. (a) . . . . . . . . . . . . . . . .	28,083
1,986	Express Scripts, Inc. (a) . . . . . . . . . .	127,739
2,542	Health Net, Inc. (a) . . . . . . . . . . . . .	78,294
569	Henry Schein, Inc. (a) . . . . . . . . . . .	32,661
419	Laboratory Corp Of America
	Holdings (a) . . . . . . . . . . . . . . . . . .	30,872
552	Lincare Holdings, Inc. (a) . . . . . . . .	15,517
6,895	Medco Health Solutions, Inc. (a) . . .	301,932
616	Patterson Companies, Inc. (a) . . . . .	22,361
802	Quest Diagnostics . . . . . . . . . . . . . .	36,306

Number of		Market
Shares		Value
	Health Care Providers & Services
	(Continued)
2,660	Service Corp. International . . . . . . .	$26,972
14,706	Tenet Healthcare Corp. (a) . . . . . . .	83,236
10,997	UnitedHealth Group, Inc. . . . . . . . .	377,857
415	Universal Health Services, Inc. . . . .	22,281
592	WellCare Health Plans, Inc. (a) . . . .	23,058
		1,595,385
	Health Care Technology - 0.03%
986	IMS Health, Inc. . . . . . . . . . . . . . . .	20,716
	Hotels, Restaurants & Leisure - 1.21%
1,134	Boyd Gaming Corp. . . . . . . . . . . . .	22,680
1,231	Burger King Holdings, Inc. . . . . . . .	34,049
1,631	Darden Restaurants, Inc. . . . . . . . . .	53,089
972	International Game Technology . . .	39,084
866	Jack in the Box, Inc. (a) . . . . . . . . . .	23,269
2,742	Marriott International, Inc. - Class A	94,215
4,706	McDonald’s Corp. . . . . . . . . . . . . . .	262,454
931	MGM Mirage (a) . . . . . . . . . . . . . . .	54,715
2,137	Starbucks Corp. (a) . . . . . . . . . . . . .	37,398
1,405	Starwood Hotels & Resorts
	Worldwide, Inc. . . . . . . . . . . . . . . .	72,709
1,124	Wendy’s International, Inc. . . . . . . .	25,919
2,671	Yum! Brands, Inc. . . . . . . . . . . . . . .	99,388
		818,969
	Household Durables - 0.50%
908	The Black & Decker Corp. . . . . . . .	60,019
1,252	Brookfield Homes Corp. . . . . . . . . .	21,034
906	Fortune Brands, Inc. . . . . . . . . . . . .	62,967
612	Harman International Industries, Inc.	26,646
4,645	Newell Rubbermaid, Inc. . . . . . . . . .	106,231
449	Snap-On, Inc. . . . . . . . . . . . . . . . . . .	22,832
773	The Stanley Works . . . . . . . . . . . . . .	36,810
		336,539
	Household Products - 2.13%
1,523	Clorox Co. . . . . . . . . . . . . . . . . . . . .	86,263
3,025	Colgate-Palmolive Co. . . . . . . . . . .	235,678
370	Energizer Holdings, Inc. (a) . . . . . .	33,478
5,535	Kimberly-Clark Corp. . . . . . . . . . . .	357,284
10,349	Procter & Gamble Co. . . . . . . . . . . .	725,154
		1,437,857

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Independent Power Producers &
	Energy Traders - 0.58%
7,342	The AES Corp. (a) . . . . . . . . . . . . . .	$122,391
1,860	Constellation Energy Group, Inc. . .	164,182
2,726	Dynegy Inc. (a) . . . . . . . . . . . . . . . .	21,508
2,207	Mirant Corp. (a) . . . . . . . . . . . . . . . .	80,313
		388,394
	Industrial Conglomerates - 2.78%
6,103	3M Co. . . . . . . . . . . . . . . . . . . . . . . .	483,052
477	Carlisle Companies, Inc. . . . . . . . . .	15,951
32,466	General Electric Co. . . . . . . . . . . . .	1,201,567
421	McDermott International, Inc. (a) . .	23,079
638	Teleflex, Inc. . . . . . . . . . . . . . . . . . .	30,439
2,275	Textron, Inc. . . . . . . . . . . . . . . . . . . .	126,081
		1,880,169
	Insurance - 1.17%
3,144	AON Corp. . . . . . . . . . . . . . . . . . . .	126,389
1,328	Arthur J. Gallagher & Co. . . . . . . . .	31,367
532	Erie Indemnity Co. . . . . . . . . . . . . .	27,233
938	Loews Corp. - Carolina Group . . . .	68,052
7,078	Loews Corp. . . . . . . . . . . . . . . . . . .	284,677
5,905	Marsh & McLennan Companies, Inc.	143,787
321	ProAssurance Corp. (a) . . . . . . . . . .	17,279
139	White Mountains Insurance
	Group Ltd. . . . . . . . . . . . . . . . . . . .	66,720
623	Zenith National Insurance Corp. . . .	22,341
		787,845
	Internet & Catalog Retail - 0.27%
889	Amazon.com, Inc. (a) . . . . . . . . . . .	63,386
4,044	eBay, Inc. (a) . . . . . . . . . . . . . . . . . .	120,673
		184,059
	Internet Software & Services - 0.24%
146	Google, Inc. (a) . . . . . . . . . . . . . . . .	64,309
633	VeriSign, Inc. (a) . . . . . . . . . . . . . . .	21,041
2,558	Yahoo!, Inc. (a) . . . . . . . . . . . . . . . .	74,003
		159,353
	IT Services - 1.12%
3,815	Accenture Ltd. . . . . . . . . . . . . . . . . .	134,174
647	Affiliated Computer Services, Inc. (a)	32,421
351	Alliance Data Systems Corp. (a) . . .	16,676
4,296	Automatic Data Processing, Inc. . . .	182,108
1,434	Broadridge Financial Solutions, Inc.	25,238

Number of		Market
Shares		Value
	IT Services (Continued)
241	DST Systems, Inc. (a) . . . . . . . . . . .	$15,843
550	Fidelity National Information
	Services, Inc. . . . . . . . . . . . . . . . . .	20,977
1,194	Fiserv, Inc. (a) . . . . . . . . . . . . . . . . .	57,420
813	Hewitt Associates, Inc. (a) . . . . . . . .	32,333
789	Iron Mountain, Inc. (a) . . . . . . . . . .	20,861
184	Mastercard, Inc. . . . . . . . . . . . . . . . .	41,030
2,377	Paychex, Inc. . . . . . . . . . . . . . . . . . .	81,436
1,224	Total System Services, Inc. . . . . . . .	28,960
2,290	Western Union Co. . . . . . . . . . . . . .	48,708
558	Wright Express Corp. (a) . . . . . . . . .	17,147
		755,332
	Leisure Equipment & Products - 0.22%
1,427	Hasbro, Inc. . . . . . . . . . . . . . . . . . . .	39,814
4,510	Mattel, Inc. . . . . . . . . . . . . . . . . . . .	89,749
421	Polaris Industries, Inc. . . . . . . . . . . .	17,265
		146,828
	Life Science Tools & Services - 0.14%
799	Applera Corp. - Applied
	Biosystems Group . . . . . . . . . . . . .	26,255
197	Covance, Inc. (a) . . . . . . . . . . . . . . .	16,345
504	Thermo Electron Corp. (a) . . . . . . .	28,647
362	Waters Corp. (a) . . . . . . . . . . . . . . . .	20,164
		91,411
	Life Science Tools & Supplies - 0.04%
1,141	PerkinElmer, Inc. . . . . . . . . . . . . . . .	27,669
	Machinery - 2.28%
3,609	Caterpillar, Inc. . . . . . . . . . . . . . . . .	282,549
537	Crane Co. . . . . . . . . . . . . . . . . . . . . .	21,668
1,597	Cummins, Inc. . . . . . . . . . . . . . . . . .	74,772
596	Danaher Corp. . . . . . . . . . . . . . . . . .	45,314
1,152	Deere & Co. . . . . . . . . . . . . . . . . . . .	92,667
393	Donaldson Company, Inc. . . . . . . . .	15,830
1,289	Dover Corp. . . . . . . . . . . . . . . . . . . .	53,854
1,512	Eaton Corp. . . . . . . . . . . . . . . . . . . .	120,461
325	Flowserve Corp. . . . . . . . . . . . . . . .	33,923
488	Harsco Corp. . . . . . . . . . . . . . . . . . .	27,025
2,374	Illinois Tool Works, Inc. . . . . . . . . .	114,498
3,264	Ingersoll-Rand Co. . . . . . . . . . . . . .	145,509
1,372	ITT Industries, Inc. . . . . . . . . . . . . .	71,083
310	Joy Global, Inc. . . . . . . . . . . . . . . . .	20,200
558	Kennametal, Inc. . . . . . . . . . . . . . . .	16,422
521	Manitowoc Co. . . . . . . . . . . . . . . . .	21,257

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
415	Oshkosh Corp. . . . . . . . . . . . . . . . . .	$15,056
3,141	Paccar, Inc. . . . . . . . . . . . . . . . . . . .	141,345
588	Pall Corp. . . . . . . . . . . . . . . . . . . . . .	20,621
933	Parker Hannifin Corp. . . . . . . . . . . .	64,629
680	Pentair, Inc. . . . . . . . . . . . . . . . . . . .	21,692
514	SPX Corp. . . . . . . . . . . . . . . . . . . . .	53,919
823	Terex Corp. (a) . . . . . . . . . . . . . . . . .	51,438
362	Toro Co. . . . . . . . . . . . . . . . . . . . . . .	14,983
		1,540,715
	Marine - 0.02%
379	Alexander & Baldwin, Inc. . . . . . . .	16,327
	Media - 2.62%
2,659	Clear Channel Communications, Inc.	77,696
1,029	Clear Channel Outdoor
	Holdings, Inc. (a) . . . . . . . . . . . . . .	19,561
26,822	Comcast Corp. (a) . . . . . . . . . . . . . .	518,738
5,806	DIRECTV Group, Inc. (a) . . . . . . . .	143,931
1,278	Discovery Holding Co. (a) . . . . . . .	27,119
2,497	Dish Network Corp. (a) . . . . . . . . . .	71,739
640	The E.W. Scripps Company . . . . . .	26,886
634	Getty Images, Inc. (a) . . . . . . . . . . .	20,288
3,940	Interpublic Group of
	Companies, Inc. (a) . . . . . . . . . . . .	33,135
1,335	Liberty Global, Inc. (a) . . . . . . . . . .	45,497
3,336	McGraw-Hill Companies, Inc. . . . .	123,265
17,956	News Corp. . . . . . . . . . . . . . . . . . . .	336,675
3,082	Omnicom Group, Inc. . . . . . . . . . . .	136,163
3,091	Viacom, Inc. (a) . . . . . . . . . . . . . . . .	122,465
5,122	Warner Music Group Corp. . . . . . . .	25,508
62	The Washington Post Company -
	Class B . . . . . . . . . . . . . . . . . . . . . .	41,013
		1,769,679
	Metals & Mining - 0.54%
523	AK Steel Holding Corp. . . . . . . . . .	28,462
530	Allegheny Technologies, Inc. . . . . .	37,821
274	Carpenter Technology . . . . . . . . . . .	15,336
136	Cleveland-Cliffs, Inc. . . . . . . . . . . .	16,295
920	Commercial Metals Co. . . . . . . . . . .	27,572
468	Consol Energy, Inc. . . . . . . . . . . . . .	32,381
1,360	Newmont Mining Corp. . . . . . . . . .	61,608
637	Peabody Energy Corp. . . . . . . . . . . .	32,487

Number of		Market
Shares		Value
	Metals & Mining (Continued)
1,088	Southern Copper Corp. . . . . . . . . . .	$112,967
		364,929
	Multiline Retail - 1.14%
2,128	Big Lots, Inc. (a) . . . . . . . . . . . . . . .	47,454
818	Dollar Tree, Inc. (a) . . . . . . . . . . . . .	22,569
2,526	Family Dollar Stores, Inc. . . . . . . . .	49,257
4,055	J.C. Penney Co., Inc. . . . . . . . . . . . .	152,914
2,798	Kohl’s Corp. (a) . . . . . . . . . . . . . . . .	120,006
2,076	Nordstrom, Inc. . . . . . . . . . . . . . . . .	67,678
6,105	Target Corp. . . . . . . . . . . . . . . . . . . .	309,401
		769,279
	Multi-Utilities - 0.37%
646	NRG Energy, Inc. (a) . . . . . . . . . . . .	25,188
5,597	Public Service Enterprise Group, Inc.	224,943
		250,131
	Office Electronics - 0.21%
9,664	Xerox Corp. . . . . . . . . . . . . . . . . . . .	144,670
	Oil & Gas - 6.87%
576	EOG Resources, Inc. . . . . . . . . . . . .	69,120
47,608	Exxon Mobil Corp. . . . . . . . . . . . . .	4,026,684
521	Foundation Coal Holdings, Inc. . . .	26,222
903	Frontier Oil Corp. . . . . . . . . . . . . . .	24,616
475	Holly Corp. . . . . . . . . . . . . . . . . . . .	20,620
876	Murphy Oil Corp. . . . . . . . . . . . . . .	71,954
926	Pioneer Natural Resources Co. . . . .	45,485
405	Plains Exploration &
	Production Co. (a) . . . . . . . . . . . . .	21,522
5,600	Spectra Energy Corp. . . . . . . . . . . . .	127,400
1,376	Western Refining, Inc. . . . . . . . . . . .	18,535
4,562	Williams Companies, Inc. . . . . . . . .	150,455
634	XTO Energy, Inc. . . . . . . . . . . . . . . .	39,219
		4,641,832
	Paper & Forest Products - 0.38%
9,365	International Paper Co. . . . . . . . . . .	254,728
	Personal Products - 0.41%
1,164	Alberto-Culver Co. . . . . . . . . . . . . .	31,905
2,999	Avon Products, Inc. . . . . . . . . . . . . .	118,580
1,462	The Estee Lauder Cos., Inc. . . . . . .	67,033
365	Herbalife Ltd. . . . . . . . . . . . . . . . . .	17,338
724	NBTY, Inc. (a) . . . . . . . . . . . . . . . . .	21,684
957	Nu Skin Enterprises, Inc. . . . . . . . . .	17,245
		`273,785

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals - 6.02%
4,609	Abbott Laboratories . . . . . . . . . . . . .	$254,186
719	Alpharma, Inc. (a) . . . . . . . . . . . . . .	18,845
30,719	Bristol-Myers Squibb Co. . . . . . . . .	654,315
10,372	Eli Lilly & Co. . . . . . . . . . . . . . . . . .	535,091
873	Endo Pharmaceuticals
	Holdings Inc. (a) . . . . . . . . . . . . . .	20,900
1,123	Forest Laboratories, Inc. (a) . . . . . .	44,931
506	Genzyme Corp. (a) . . . . . . . . . . . . .	37,717
15,476	Johnson & Johnson . . . . . . . . . . . . .	1,003,928
22,425	Merck & Co., Inc. . . . . . . . . . . . . . .	851,029
6,311	Schering Plough Corp. . . . . . . . . . .	90,942
1,244	Valeant Pharmaceuticals
	International (a) . . . . . . . . . . . . . . .	15,961
12,833	Wyeth . . . . . . . . . . . . . . . . . . . . . . . .	535,906
		4,063,751
	Real Estate - 0.06%
218	Jones Lang LaSalle, Inc. . . . . . . . . .	16,860
528	Rayonier, Inc. . . . . . . . . . . . . . . . . .	22,936
		39,796
	Road & Rail - 1.58%
2,723	Burlington Northern Santa Fe Corp.	251,115
3,271	CSX Corp. . . . . . . . . . . . . . . . . . . . .	183,405
8,642	Hertz Global Holdings, Inc. (a) . . . .	104,223
563	JB Hunt Transport Services, Inc. . . .	17,695
455	Kansas City Southern (a) . . . . . . . . .	18,250
339	Landstar System, Inc. . . . . . . . . . . .	17,682
3,434	Norfolk Southern Corp. . . . . . . . . . .	186,535
2,310	Union Pacific Corp. . . . . . . . . . . . . .	289,628
		1,068,533
	Semiconductor & Semiconductor
	Equipment - 2.14%
1,515	Altera Corp. . . . . . . . . . . . . . . . . . . .	27,922
1,545	Analog Devices, Inc. . . . . . . . . . . . .	45,608
5,831	Applied Materials, Inc. . . . . . . . . . .	113,763
3,041	Broadcom Corp. (a) . . . . . . . . . . . . .	58,600
1,963	Fairchild Semiconductor
	International, Inc. (a) . . . . . . . . . . .	23,399
30,558	Intel Corp. . . . . . . . . . . . . . . . . . . . .	647,218
726	International Rectifier Corp. (a) . . .	15,609
1,138	KLA-Tencor Corp. . . . . . . . . . . . . .	42,220
558	Lam Research Corp. (a) . . . . . . . . . .	21,327
1,125	Linear Technology Corp. . . . . . . . . .	34,526

Number of		Market
Shares		Value
	Semiconductor & Semiconductor
	Equipment (Continued)
4,081	LSI Logic Corp. (a) . . . . . . . . . . . . .	$ 20,201
1,472	Marvell Technology Group Ltd. (a)	16,015
1,797	Maxim Integrated Products, Inc. . . .	36,641
338	MEMC Electronic Materials, Inc. (a)	23,964
665	Microchip Technology, Inc. . . . . . . .	21,765
1,783	National Semiconductor Corp. . . . .	32,665
1,161	NVIDIA Corp. (a) . . . . . . . . . . . . . .	22,976
3,897	ON Semiconductor Corp. (a) . . . . . .	22,135
1,891	Teradyne, Inc. (a) . . . . . . . . . . . . . . .	23,486
5,874	Texas Instruments, Inc. . . . . . . . . . .	166,058
1,174	Xilinx, Inc. . . . . . . . . . . . . . . . . . . . .	27,883
		1,443,981
	Software - 3.54%
483	Adobe Systems, Inc. (a) . . . . . . . . .	17,190
1,463	Amdocs Ltd. (a) . . . . . . . . . . . . . . . .	41,491
654	Autodesk, Inc. (a) . . . . . . . . . . . . . .	20,588
1,127	BEA Systems, Inc. (a) . . . . . . . . . . .	21,582
630	BMC Software, Inc. (a) . . . . . . . . . .	20,488
2,603	CA, Inc. . . . . . . . . . . . . . . . . . . . . . .	58,568
2,428	Cadence Design Systems, Inc. (a) . .	25,931
504	Citrix Systems, Inc. (a) . . . . . . . . . .	14,782
2,830	Compuware Corp. (a) . . . . . . . . . . .	20,772
1,480	Electronic Arts, Inc. (a) . . . . . . . . . .	73,882
1,622	Intuit, Inc. (a) . . . . . . . . . . . . . . . . . .	43,810
626	McAfee, Inc. (a) . . . . . . . . . . . . . . .	20,714
56,356	Microsoft Corp. . . . . . . . . . . . . . . . .	1,599,383
19,403	Oracle Corp. (a) . . . . . . . . . . . . . . . .	379,523
624	Sybase, Inc. (a) . . . . . . . . . . . . . . . .	16,411
719	Synopsys, Inc. (a) . . . . . . . . . . . . . .	16,328
		2,391,443
	Specialty Retail - 2.89%
293	Abercrombie & Fitch Co. - Class A	21,430
962	Advance Auto Parts . . . . . . . . . . . . .	32,756
899	American Eagle Outfitters . . . . . . . .	15,742
1,111	AnnTaylor Stores Corp. (a) . . . . . . .	26,864
627	AutoZone, Inc. (a) . . . . . . . . . . . . . .	71,371
1,887	Bed Bath & Beyond, Inc. (a) . . . . . .	55,667
5,598	Best Buy Co., Inc. . . . . . . . . . . . . . .	232,093
867	CarMax, Inc. (a) . . . . . . . . . . . . . . .	16,837
858	Dick’s Sporting Goods, Inc. (a) . . . .	22,977
697	GameStop Corp. - Class A (a) . . . . .	36,042
8,437	The Gap Inc. . . . . . . . . . . . . . . . . . .	166,040
14,819	Home Depot, Inc. . . . . . . . . . . . . . .	414,487

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
6,088	Limited Brands, Inc. . . . . . . . . . . . .	$104,105
9,123	Lowe’s Companies, Inc. . . . . . . . . .	209,282
760	Men’s Wearhouse, Inc. . . . . . . . . . .	17,685
595	O’Reilly Automotive, Inc. (a) . . . . .	16,969
1,407	Pacific Sunwear Of
	California, Inc. (a) . . . . . . . . . . . . .	17,742
1,055	Petsmart, Inc. . . . . . . . . . . . . . . . . . .	21,564
1,324	Ross Stores, Inc. . . . . . . . . . . . . . . .	39,667
2,302	Sally Beauty Holdings, Inc. (a) . . . .	15,884
1,475	The Sherwin-Williams Co. . . . . . . .	75,284
6,324	Staples, Inc. . . . . . . . . . . . . . . . . . . .	139,824
577	Tiffany & Co. . . . . . . . . . . . . . . . . .	24,142
3,969	The TJX Companies, Inc. . . . . . . . .	131,255
1,193	Williams-Sonoma, Inc. . . . . . . . . . .	28,918
		1,954,627
	Textiles, Apparel & Luxury Goods - 0.67%
765	Coach, Inc. (a) . . . . . . . . . . . . . . . . .	23,065
341	Fossil, Inc. (a) . . . . . . . . . . . . . . . . .	10,414
981	Hanesbrands, Inc. (a) . . . . . . . . . . . .	28,645
3,779	Nike, Inc. . . . . . . . . . . . . . . . . . . . . .	256,972
475	Phillips-Van Heusen . . . . . . . . . . . .	18,012
556	Polo Ralph Lauren Corp. . . . . . . . . .	32,409
1,557	Timberland Co. (a) . . . . . . . . . . . . .	21,378
827	VF Corp. . . . . . . . . . . . . . . . . . . . . .	64,101
		454,996
	Tobacco - 3.17%
26,066	Altria Group, Inc. . . . . . . . . . . . . . .	578,665
26,066	Philip Morris International, Inc. (a) .	1,318,418
2,193	Reynolds American, Inc. . . . . . . . . .	129,453
1,804	UST, Inc. . . . . . . . . . . . . . . . . . . . . .	98,354
881	Vector Group Ltd. . . . . . . . . . . . . . .	15,497
		2,140,387
	Trading Companies & Distributors - 0.10%
871	W.W. Grainger, Inc. . . . . . . . . . . . . .	66,536
	Wireless Telecommunication Services - 0.11%
443	American Tower Corp. - Class A (a)	17,370
621	NII Holdings, Inc. (a) . . . . . . . . . . .	19,735
654	United States Cellular Corp. (a) . . .	35,970
		73,075
	Total Common Stocks
	(Cost $56,641,985) . . . . . . . . . . . .	53,682,794

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 0.82%
	Real Estate Investment Trusts - 0.82%
283	AvalonBay Communities, Inc. . . . .	$27,315
661	Boston Properties, Inc. . . . . . . . . . .	60,858
432	Camden Property Trust . . . . . . . . . .	21,686
971	Developers Diversified Realty Corp.
40,666
733	Duke Realty Corp. . . . . . . . . . . . . . .	16,720
984	Equity Residential . . . . . . . . . . . . . .	40,826
538	First Industrial Realty Trust, Inc. . . .	16,619
803	General Growth Properties, Inc. . . .	30,651
345	Kilroy Realty Corp. . . . . . . . . . . . . .	16,943
461	Kimco Realty Corp. . . . . . . . . . . . . .	18,057
953	Plum Creek Timber Co., Inc. . . . . . .	38,787
599	ProLogis . . . . . . . . . . . . . . . . . . . . .	35,257
340	Public Storage, Inc. . . . . . . . . . . . . .	30,131
725	Regency Centers Corp. . . . . . . . . . .	46,951
621	Simon Property Group, Inc. . . . . . .	57,697
647	Vornado Realty Trust . . . . . . . . . . . .	55,778
		554,942
	Total Real Estate Investment Trusts
	(Cost $571,053) . . . . . . . . . . . . . . .	554,942
	SHORT TERM INVESTMENTS - 5.62%
	Money Market Funds - 5.62%
3,792,672	Federated Prime Obligations Fund,,
	3.180% (b) . . . . . . . . . . . . . . . . . . .	3,792,672
	Total Short Term Investments
	(Cost $3,792,672) . . . . . . . . . . . . .	3,792,672
	Total Investments
	(Cost $61,005,710) - 85.91% . . . .	58,030,408
	Other Assets in Excess of
	Liabilities - 14.09% . . . . . . . . . . .	9,516,531
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$67,546,939

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation
S&P 500 Mini Futures	69	$4,567,803	Jun-08	$(3)

See notes to financial statements.

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically invest in securities that have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

TOTAL RETURN (for the period ended March 31)
Since Inception (8/9/07)
AssetMark Enhanced Fundamental IndexTM Large Company Value Fund	-14.73%
Russell 1000 Value Index	-9.60%
Lipper Large-Cap Value Funds Index	-9.51%

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 78.47%
	Aerospace & Defense - 0.90%
3,594	Northrop Grumman Corp. . . . . . . . .	$279,649
3,290	Raytheon Co. . . . . . . . . . . . . . . . . . .	212,567
		492,216
	Air Freight & Logistics - 0.08%
266	Atlas Air Worldwide
	Holdings, Inc. (a) . . . . . . . . . . . . . .	14,630
517	Ryder System, Inc. . . . . . . . . . . . . . .	31,491
		46,121
	Airlines - 0.54%
695	Alaska Air Group, Inc. (a) . . . . . . . .	13,636
5,944	AMR Corp. (a) . . . . . . . . . . . . . . . .	53,615
1,665	Continental Airlines, Inc. (a) . . . . . .	32,018
7,340	ExpressJet Holdings, Inc. (a) . . . . . .	19,304
6,670	Southwest Airlines Co. . . . . . . . . . .	82,708
2,279	UAL Corp. . . . . . . . . . . . . . . . . . . . .	49,067
5,192	US Airways Group, Inc. (a) . . . . . . .	46,261
		296,609
	Auto Components - 0.73%
599	American Axle & Manufacturing
	Holdings, Inc. . . . . . . . . . . . . . . . .	12,279
3,684	ArvinMeritor, Inc. . . . . . . . . . . . . . .	46,087
776	Autoliv, Inc. . . . . . . . . . . . . . . . . . . .	38,955
745	Cooper Tire & Rubber Co. . . . . . . .	11,153
1,846	Exide Technologies (a) . . . . . . . . . .	24,183
2,170	Goodyear Tire & Rubber Co. (a) . . .	55,986
2,869	Lear Corp. (a) . . . . . . . . . . . . . . . . .	74,336
1,070	Modine Manufacturing Co. . . . . . . .	15,504
3,877	TRW Automotive Holdings Corp. (a)	90,605
8,442	Visteon Corp. (a) . . . . . . . . . . . . . . .	31,742
		400,830
	Automobiles - 1.58%
67,224	Ford Motor Co. (a) . . . . . . . . . . . . .	384,521
24,613	General Motors Corp. . . . . . . . . . . .	468,878
429	Thor Industries, Inc. . . . . . . . . . . . .	12,771
		866,170
	Beverages - 0.52%
5,635	Coca-Cola Enterprises, Inc. . . . . . . .	136,367
839	Molson Coors Brewing Co. . . . . . . .	44,106
2,607	Pepsi Bottling Group, Inc. . . . . . . . .	88,403
671	PepsiAmericas, Inc. . . . . . . . . . . . . .	17,131
		286,007

Number of		Market
Shares		Value
	Building Products - 0.54%
1,260	Armstrong World Industries, Inc. (a)	$44,932
600	Lennox International, Inc. . . . . . . . .	21,582
5,270	Masco Corp. . . . . . . . . . . . . . . . . . .	104,504
4,300	Owens Corning (a) . . . . . . . . . . . . .	77,959
1,288	USG Corp. (a) . . . . . . . . . . . . . . . . .	47,424
		296,401
	Capital Markets - 1.11%
1,064	Allied Capital Corp. . . . . . . . . . . . .	19,609
363	American Capital Strategies Ltd. . .	12,400
4,498	The Bank Of New York Mellon Corp.	187,702
830	The Bear Stearns Companies Inc. . .	8,707
1,515	Lehman Brothers Holdings, Inc. . . .	57,025
2,843	Merrill Lynch & Co., Inc. . . . . . . . .	115,824
4,256	Morgan Stanley . . . . . . . . . . . . . . . .	194,499
339	Piper Jaffray Cos. (a) . . . . . . . . . . . .	11,512
		607,278
	Chemicals - 1.60%
1,661	Ashland, Inc. . . . . . . . . . . . . . . . . . .	78,565
634	Cabot Corp. . . . . . . . . . . . . . . . . . . .	17,752
3,538	Chemtura Corp. . . . . . . . . . . . . . . . .	25,969
13,251	The Dow Chemical Co. . . . . . . . . . .	488,299
1,043	Eastman Chemical Co. . . . . . . . . . .	65,135
463	GenTek, Inc. (a) . . . . . . . . . . . . . . . .	13,927
3,549	Huntsman Corp. . . . . . . . . . . . . . . . .	83,579
1,140	Olin Corp. . . . . . . . . . . . . . . . . . . . .	22,527
422	Rockwood Holdings, Inc. (a) . . . . .	13,829
1,274	RPM International, Inc. . . . . . . . . . .	26,678
372	The Scotts Co. . . . . . . . . . . . . . . . . .	12,060
861	Westlake Chemical Corp. . . . . . . . .	11,236
608	WR Grace & Co. (a) . . . . . . . . . . . .	13,875
		873,431
	Commercial Banks - 10.69%
1,001	Associated Banc-Corp . . . . . . . . . . .	26,657
746	BancorpSouth, Inc. . . . . . . . . . . . . .	17,277
60,016	Bank of America Corp. . . . . . . . . . .	2,275,207
5,055	BB&T Corp. . . . . . . . . . . . . . . . . . .	162,063
1,064	Citizens Banking Corp. . . . . . . . . . .	13,226
2,571	The Colonial BancGroup, Inc. . . . .	24,759
2,962	Comerica, Inc. . . . . . . . . . . . . . . . . .	103,907
613	Commerce Bancshares, Inc. . . . . . .	25,764
9,601	Fifth Third Bancorp . . . . . . . . . . . . .	200,853
1,344	First Bancorp Puerto Rico . . . . . . . .	13,655
97	First Citizens BancShares, Inc. . . . .	13,517

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
1,169	First Commonwealth Financial Corp.	$13,549
3,451	First Horizon National Corp. . . . . . .	48,349
1,075	FirstMerit Corp. . . . . . . . . . . . . . . . .	22,209
2,150	Fulton Financial Corp. . . . . . . . . . . .	26,423
5,147	Huntington Bancshares, Inc. . . . . . .	55,330
4,479	KeyCorp . . . . . . . . . . . . . . . . . . . . .	98,314
2,205	Marshall & Ilsley Corp. . . . . . . . . . .	51,156
11,577	National City Corp. . . . . . . . . . . . . .	115,191
767	Old National Bancorp . . . . . . . . . . .	13,806
203	Park National Corp. . . . . . . . . . . . . .	14,383
3,148	PNC Financial Services Group . . . .	206,414
3,194	Popular, Inc. . . . . . . . . . . . . . . . . . . .	37,242
10,160	Regions Financial Corp. . . . . . . . . .	200,660
1,166	The South Financial Group, Inc. . . .	17,327
4,416	SunTrust Banks, Inc. . . . . . . . . . . . .	243,498
648	Susquehanna Bancshares, Inc. . . . . .	13,200
1,140	TCF Financial Corp. . . . . . . . . . . . .	20,429
837	Trustmark Corp. . . . . . . . . . . . . . . .	18,648
1,752	UnionBanCal Corp. . . . . . . . . . . . . .	85,988
499	United Bankshares, Inc. . . . . . . . . . .	13,298
672	Valley National Bancorp . . . . . . . . .	12,909
10,468	W Holding Co., Inc. . . . . . . . . . . . .	12,457
20,338	Wachovia Corp. . . . . . . . . . . . . . . . .	549,126
33,869	Wells Fargo & Co. . . . . . . . . . . . . . .	985,588
710	Whitney Holding Corp. . . . . . . . . . .	17,601
698	Wilmington Trust Corp. . . . . . . . . . .	21,708
1,227	Zions Bancorporation . . . . . . . . . . .	55,890
		5,847,578
	Commercial Services & Supplies - 0.75%
641	ABM Industries, Inc. . . . . . . . . . . . .	14,384
5,114	Allied Waste Industries, Inc. (a) . . .	55,282
4,430	Avis Budget Group (a) . . . . . . . . . . .	47,047
634	Deluxe Corp. . . . . . . . . . . . . . . . . . .	12,179
2,912	IKON Office Solutions, Inc. . . . . . .	22,131
1,117	Kelly Services, Inc. . . . . . . . . . . . . .	22,966
713	PHH Corp. (a) . . . . . . . . . . . . . . . . .	12,428
1,965	RR Donnelley & Sons Co. . . . . . . .	59,559
2,944	SAIC, Inc. (a) . . . . . . . . . . . . . . . . .	54,729
2,132	Spherion Corp. (a) . . . . . . . . . . . . . .	13,048
1,830	Steelcase, Inc. . . . . . . . . . . . . . . . . .	20,240
2,474	United Rentals, Inc. (a) . . . . . . . . . .	46,610
400	Viad Corp. . . . . . . . . . . . . . . . . . . . .	14,404

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
892	Volt Information Sciences, Inc. (a) .	$15,128
		410,135
	Computers & Peripherals - 0.05%
607	Imation Corp. . . . . . . . . . . . . . . . . . .	13,803
2,382	Palm, Inc. . . . . . . . . . . . . . . . . . . . . .	11,910
		25,713
	Construction & Engineering - 0.05%
1,148	EMCOR Group, Inc. (a) . . . . . . . . .	25,497
	Consumer Finance - 0.45%
2,680	Capital One Financial Corp. . . . . . .	131,910
6,868	Discover Financial Services . . . . . .	112,429
		244,339
	Containers & Packaging - 0.22%
879	Bemis Co. . . . . . . . . . . . . . . . . . . . .	22,353
944	Packaging Corp. of America . . . . . .	21,080
5,646	Smurfit-Stone Container Corp. (a) .	43,474
1,254	Sonoco Products Co. . . . . . . . . . . . .	35,902
		122,809
	Distributors - 0.05%
862	Core-Mark Holding Co., Inc. (a) . . .	24,774
	Diversified Financial Services - 4.86%
1,224	CIT Group, Inc. . . . . . . . . . . . . . . . .	14,504
58,413	Citigroup, Inc. . . . . . . . . . . . . . . . . .	1,251,206
601	GATX Corp. . . . . . . . . . . . . . . . . . .	23,481
400	Interactive Brokers Group, Inc. (a) .	10,268
28,890	JPMorgan Chase & Co. . . . . . . . . . .	1,240,826
2,123	Principal Financial Group, Inc. . . . .	118,294
		2,658,579
	Diversified Telecommunication Services - 4.54%
9,200	AT&T Inc. . . . . . . . . . . . . . . . . . . . .	352,360
883	CenturyTel, Inc. . . . . . . . . . . . . . . . .	29,351
3,192	Cincinnati Bell, Inc. (a) . . . . . . . . . .	13,598
4,898	Citizens Communications Co. . . . . .	51,380
1,619	Embarq Corp. . . . . . . . . . . . . . . . . .	64,922
28,790	Qwest Communications
	International . . . . . . . . . . . . . . . . . .	130,419
55,443	Sprint Corp. . . . . . . . . . . . . . . . . . . .	370,914
40,383	Verizon Communications, Inc. . . . .	1,471,960
		2,484,904

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities - 4.90%
358	ALLETE, Inc. . . . . . . . . . . . . . . . . .	$13,826
1,587	Alliant Energy Corp. . . . . . . . . . . . .	55,561
2,430	Ameren Corp. . . . . . . . . . . . . . . . . .	107,017
6,027	American Electric Power Co, Inc. . .	250,904
4,497	Centerpoint Energy, Inc. . . . . . . . . .	64,172
350	CH Energy Group, Inc. . . . . . . . . . .	13,615
762	Cleco Corp. . . . . . . . . . . . . . . . . . . .	16,901
3,210	Consolidated Edison, Inc. . . . . . . . .	127,437
3,400	DTE Energy Co. . . . . . . . . . . . . . . .	132,226
4,391	Edison International . . . . . . . . . . . .	215,247
2,200	Entergy Corp. . . . . . . . . . . . . . . . . .	239,976
1,682	FPL Group, Inc. . . . . . . . . . . . . . . . .	105,529
690	Great Plains Energy, Inc. . . . . . . . . .	17,008
1,527	Hawaiian Electric Industries, Inc. . .	36,449
415	IDACORP, Inc. . . . . . . . . . . . . . . . .	13,326
1,722	Northeast Utilities . . . . . . . . . . . . . .	42,258
1,682	NSTAR . . . . . . . . . . . . . . . . . . . . . .	51,183
1,498	OGE Energy Corp. . . . . . . . . . . . . .	46,693
2,418	Pepco Holdings, Inc. . . . . . . . . . . . .	59,773
5,106	PG&E Corp. . . . . . . . . . . . . . . . . . .	188,003
1,950	Pinnacle West Capital Corp. . . . . . .	68,406
1,312	PNM Resources, Inc. . . . . . . . . . . . .	16,361
1,117	Portland General Electric Co. . . . . .	25,188
4,675	Progress Energy, Inc. . . . . . . . . . . . .	194,948
1,133	Puget Energy, Inc. . . . . . . . . . . . . . .	29,311
2,024	Reliant Energy, Inc. (a) . . . . . . . . . .	47,868
1,389	Sierra Pacific Resources . . . . . . . . .	17,543
6,510	The Southern Co. . . . . . . . . . . . . . . .	231,821
1,409	TECO Energy, Inc. . . . . . . . . . . . . .	22,474
590	Unisource Energy Corp. . . . . . . . . .	13,133
1,490	Westar Energy, Inc. . . . . . . . . . . . . .	33,927
886	Wisconsin Energy Corp. . . . . . . . . .	38,975
7,278	Xcel Energy, Inc. . . . . . . . . . . . . . . .	145,196
		2,682,255
	Electronic Equipment & Instruments - 1.17%
2,208	Arrow Electronics, Inc. (a) . . . . . . .	74,299
1,720	Avnet, Inc. (a) . . . . . . . . . . . . . . . . .	56,296
4,893	Bell Microproducts, Inc. (a) . . . . . .	9,982
744	Benchmark Electronics, Inc. (a) . . .	13,355
8,939	Ingram Micro, Inc. (a) . . . . . . . . . . .	141,504
3,070	Jabil Circuit, Inc. . . . . . . . . . . . . . . .	29,042
31,537	Sanmina-SCI Corporation (a) . . . . .	51,090

Number of		Market
Shares		Value
	Electronic Equipment & Instruments
	(Continued)
1,215	SYNNEX Corp. (a) . . . . . . . . . . . . .	$25,782
2,922	Tech Data Corp. (a) . . . . . . . . . . . . .	95,842
3,434	Tyco Electronics Ltd. . . . . . . . . . . . .	117,855
2,791	Vishay Intertechnology, Inc. (a) . . .	25,286
		640,333
	Energy Equipment & Services - 0.06%
698	Nabors Industries Ltd. (a) . . . . . . . .	23,571
135	SEACOR Holdings, Inc. (a) . . . . . .	11,524
		35,095
	Food & Staples Retailing - 4.59%
1,318	BJ’s Wholesale Club, Inc. (a) . . . . .	47,039
5,032	Costco Wholesale Corp. . . . . . . . . .	326,929
2,055	CVS Corp. . . . . . . . . . . . . . . . . . . . .	83,248
1,012	Great Atlantic & Pacific Tea Co. (a)	26,535
13,925	The Kroger Co. . . . . . . . . . . . . . . . .	353,695
545	Longs Drug Stores Corp. . . . . . . . . .	23,141
505	Nash Finch Co. . . . . . . . . . . . . . . . .	17,160
1,061	Performance Food Group Co. (a) . .	34,673
27,031	Rite Aid Corp. (a) . . . . . . . . . . . . . .	79,471
4,439	Safeway, Inc. . . . . . . . . . . . . . . . . . .	130,285
1,362	Supervalu, Inc. . . . . . . . . . . . . . . . . .	40,833
25,583	Wal-Mart Stores, Inc. . . . . . . . . . . .	1,347,712
		2,510,721
	Food Products - 0.39%
627	Bunge Ltd. . . . . . . . . . . . . . . . . . . . .	54,474
459	Chiquita Brands International, Inc. (a)	10,608
1,437	Dean Foods Co. . . . . . . . . . . . . . . . .	28,869
648	Fresh Del Monte Produce, Inc. (a) .	23,587
336	The JM Smucker Co. . . . . . . . . . . . .	17,005
724	Pilgrim’s Pride Corp. . . . . . . . . . . . .	14,647
953	Smithfield Foods, Inc. (a) . . . . . . . .	24,549
2,651	Tyson Foods, Inc. . . . . . . . . . . . . . .	42,283
		216,022
	Gas Utilities - 0.61%
988	AGL Resources, Inc. . . . . . . . . . . . .	33,908
829	Atmos Energy Corp. . . . . . . . . . . . .	21,140
545	National Fuel Gas Co. . . . . . . . . . . .	25,729
699	New Jersey Resources Corp. . . . . . .	21,704
902	Nicor, Inc. . . . . . . . . . . . . . . . . . . . .	30,226
6,587	NiSource, Inc. . . . . . . . . . . . . . . . . .	113,560
304	Northwest Natural Gas Co. . . . . . . .	13,206

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Gas Utilities (Continued)
689	Piedmont Natural Gas Co. . . . . . . . .	$18,093
479	Southwest Gas Corp. . . . . . . . . . . . .	13,393
1,007	UGI Corp. . . . . . . . . . . . . . . . . . . . .	25,094
535	WGL Holdings, Inc. . . . . . . . . . . . .	17,152
		333,205
	Health Care Equipment & Supplies - 0.19%
2,306	Covidien Ltd. . . . . . . . . . . . . . . . . . .	102,041
	Health Care Providers & Services - 2.49%
546	AMERIGROUP Corp. (a) . . . . . . . .	14,922
5,153	AmerisourceBergen Corp. . . . . . . . .	211,170
5,549	Cardinal Health, Inc. . . . . . . . . . . . .	291,378
405	Community Health Systems, Inc. (a)	13,596
520	Emergency Medical Services
	Corp. (a) . . . . . . . . . . . . . . . . . . . . .	12,839
3,153	Health Management
	Associates, Inc. (a) . . . . . . . . . . . .	16,679
2,187	Humana, Inc. (a) . . . . . . . . . . . . . . .	98,109
1,367	Kindred Healthcare, Inc. (a) . . . . . .	29,896
448	Magellan Health Services, Inc. (a) .	17,781
5,480	McKesson Corp. . . . . . . . . . . . . . . .	286,988
1,264	Omnicare, Inc. . . . . . . . . . . . . . . . . .	22,954
300	Owens & Minor, Inc. . . . . . . . . . . . .	11,802
7,516	Wellpoint, Inc. (a) . . . . . . . . . . . . . .	331,681
		1,359,795
	Hotels, Restaurants & Leisure - 0.38%
995	Brinker International, Inc. . . . . . . . .	18,457
2,989	Carnival Corp. . . . . . . . . . . . . . . . . .	120,995
896	Royal Caribbean Cruises Ltd. . . . . .	29,478
1,875	Wyndham Worldwide Corp. . . . . . .	38,775
		207,705
	Household Durables - 1.50%
955	American Greetings . . . . . . . . . . . . .	17,715
1,776	Beazer Homes USA, Inc. . . . . . . . .	16,783
671	Blyth, Inc. . . . . . . . . . . . . . . . . . . . .	13,232
2,457	Centex Corp. . . . . . . . . . . . . . . . . . .	59,484
3,121	DR Horton, Inc. . . . . . . . . . . . . . . . .	49,156
1,173	Furniture Brands International, Inc.	13,724
1,959	Hovnanian Enterprises, Inc. (a) . . . .	20,765
792	Jarden Corp. (a) . . . . . . . . . . . . . . . .	17,218
2,030	KB Home . . . . . . . . . . . . . . . . . . . . .	50,202
1,687	Leggett & Platt, Inc. . . . . . . . . . . . .	25,727

Number of		Market
Shares		Value
	Household Durables (Continued)
6,387	Lennar Corp. . . . . . . . . . . . . . . . . . .	$120,140
674	MDC Holdings, Inc. . . . . . . . . . . . .	29,514
981	Meritage Homes Corp. (a) . . . . . . . .	18,953
508	Mohawk Industries, Inc. (a) . . . . . .	36,378
94	NVR, Inc. (a) . . . . . . . . . . . . . . . . . .	56,165
5,055	Pulte Homes, Inc. . . . . . . . . . . . . . .	73,550
798	Ryland Group, Inc. . . . . . . . . . . . . .	26,246
3,375	Standard-Pacific Corp. . . . . . . . . . .	16,403
1,532	Toll Brothers, Inc. (a) . . . . . . . . . . .	35,971
504	Tupperware Brands Corp. . . . . . . . .	19,495
1,200	Whirlpool Corp. . . . . . . . . . . . . . . . .	104,136
		820,957
	Industrial Conglomerates - 0.71%
61	Alleghany Corp. (a) . . . . . . . . . . . . .	20,900
8,328	Tyco International Ltd. . . . . . . . . . .	366,848
		387,748
	Insurance - 11.13%
3,126	ACE Ltd. . . . . . . . . . . . . . . . . . . . . .	172,118
2,423	Aflac, Inc. . . . . . . . . . . . . . . . . . . . .	157,374
585	Alfa Corp. . . . . . . . . . . . . . . . . . . . .	12,858
822	Allied World Assurance
	Holdings, Ltd. . . . . . . . . . . . . . . . .	32,633
8,476	The Allstate Corp. . . . . . . . . . . . . . .	407,357
4,344	AMBAC Financial Group, Inc. . . . .	24,978
1,692	American Financial Group, Inc. . . .	43,248
33,358	American International Group, Inc.	1,442,734
319	American National Insurance
	Company . . . . . . . . . . . . . . . . . . . .	34,037
637	Arch Capital Group Ltd. (a) . . . . . .	43,743
768	Aspen Insurance Holdings Ltd. . . . .	20,260
976	Assurant, Inc. . . . . . . . . . . . . . . . . . .	59,399
1,201	Axis Capital Holdings Ltd. . . . . . . .	40,810
3,866	Chubb Corp. . . . . . . . . . . . . . . . . . .	191,290
2,235	Cincinnati Financial Corp. . . . . . . .	85,019
4,443	CNA Financial Corp. . . . . . . . . . . . .	114,585
705	Commerce Group, Inc. . . . . . . . . . .	25,422
5,281	Conseco, Inc. (a) . . . . . . . . . . . . . . .	53,866
461	Delphi Financial Group . . . . . . . . . .	13,475
678	Endurance Specialty Holdings Ltd. .	24,815
546	Everest Re Group Ltd. . . . . . . . . . . .	48,883
7,100	Fidelity National Financial, Inc. . . .	130,143
1,811	First American Corp. . . . . . . . . . . . .	61,465
991	Flagstone Reinsurance Holdings Ltd.	11,991

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
510	The Hanover Insurance Group, Inc.	$20,981
3,656	Hartford Financial Services
	Group, Inc. . . . . . . . . . . . . . . . . . . .	277,015
1,160	HCC Insurance Holdings, Inc. . . . .	26,320
467	IPC Holdings Ltd. . . . . . . . . . . . . . .	13,076
749	LandAmerica Financial Group, Inc.	29,563
2,824	Lincoln National Corp. . . . . . . . . . .	146,848
76	Markel Corp. (a) . . . . . . . . . . . . . . .	33,438
481	Max Capital Group Ltd. . . . . . . . . .	12,597
2,948	MBIA, Inc. . . . . . . . . . . . . . . . . . . .	36,025
773	Mercury General Corp. . . . . . . . . . .	34,252
7,083	Metlife, Inc. . . . . . . . . . . . . . . . . . . .	426,822
1,867	Montpelier Re Holdings Ltd. . . . . . .	29,965
1,668	Nationwide Financial Services . . . .	78,863
715	Odyssey Re Holdings Corp. . . . . . .	26,276
5,239	Old Republic International Corp. . .	67,636
1,366	OneBeacon Insurance Group, Ltd. .	25,981
617	PartnerRe Ltd. . . . . . . . . . . . . . . . . .	47,077
536	Philadelphia Consolidated
	Holding Co. (a) . . . . . . . . . . . . . . .	17,259
2,311	The Phoenix Companies, Inc. . . . . .	28,217
509	Platinum Underwriters Holdings Ltd.	16,522
7,450	Progressive Corp. . . . . . . . . . . . . . .	119,722
872	Protective Life Corp. . . . . . . . . . . . .	35,368
4,571	Prudential Financial, Inc. . . . . . . . . .	357,681
649	Reinsurance Group Of America . . .	35,332
566	RenaissanceRe Holdings Ltd. . . . . .	29,381
1,678	Safeco Corp. . . . . . . . . . . . . . . . . . .	73,631
699	Selective Insurance Group . . . . . . . .	16,692
564	Stancorp Financial Group, Inc. . . . .	26,908
621	Stewart Information Services Corp.	17,382
873	Torchmark Corp. . . . . . . . . . . . . . . .	52,476
521	Transatlantic Holdings, Inc. . . . . . .	34,568
6,664	Travelers Companies, Inc. . . . . . . . .	318,872
1,253	Unitrin, Inc. . . . . . . . . . . . . . . . . . . .	44,281
4,548	UnumProvident Corp. . . . . . . . . . . .	100,102
44	Wesco Financial Corp. . . . . . . . . . . .	17,776
1,681	WR Berkley Corp. . . . . . . . . . . . . . .	46,547
3,912	XL Capital Ltd. . . . . . . . . . . . . . . . .	115,600
		6,089,555

Number of		Market
Shares		Value
	Internet & Catalog Retail - 0.61%
1,609	Expedia, Inc. (a) . . . . . . . . . . . . . . .	$35,221
4,812	IAC/InterActiveCorp (a) . . . . . . . . .	99,897
7,748	Liberty Media Corp. (a) . . . . . . . . . .	125,053
3,712	Liberty Media Corp. (a) . . . . . . . . . .	58,427
1,109	Systemax, Inc. . . . . . . . . . . . . . . . . .	13,374
		331,972
	IT Services - 0.58%
2,855	Computer Sciences Corp. (a) . . . . . .	116,455
1,181	Convergys Corp. (a) . . . . . . . . . . . .	17,786
9,255	Electronic Data Systems Corp. . . . .	154,096
936	Perot Systems Corp. (a) . . . . . . . . . .	14,077
3,029	Unisys Corp. (a) . . . . . . . . . . . . . . .	13,419
		315,833
	Leisure Equipment & Products - 0.24%
2,750	Brunswick Corp. . . . . . . . . . . . . . . .	43,918
4,942	Eastman Kodak Co. . . . . . . . . . . . . .	87,325
		131,243
	Machinery - 0.20%
425	AGCO Corp. (a) . . . . . . . . . . . . . . .	25,449
1,246	Briggs & Stratton Corp. . . . . . . . . . .	22,303
455	Mueller Industries, Inc. . . . . . . . . . .	13,127
234	NACCO Industries, Inc. . . . . . . . . .	18,940
1,024	Timken Co. . . . . . . . . . . . . . . . . . . .	30,433
		110,252
	Media - 2.19%
1,597	Belo Corp. . . . . . . . . . . . . . . . . . . . .	16,880
2,406	Cablevision Systems Corp. (a) . . . .	51,561
11,574	CBS Corp. . . . . . . . . . . . . . . . . . . . .	255,554
23,918	Charter Communications, Inc. (a) . .	20,378
2,569	Gannett Co., Inc. . . . . . . . . . . . . . . .	74,630
597	Hearst-Argyle Television, Inc. . . . . .	12,316
1,201	Live Nation, Inc. (a) . . . . . . . . . . . .	14,568
2,175	New York Times Co. . . . . . . . . . . . .	41,064
2,645	Regal Entertainment Group . . . . . . .	51,022
614	Scholastic Corp. (a) . . . . . . . . . . . . .	18,586
4,621	Time Warner Cable, Inc. (a) . . . . . .	115,433
21,922	Time Warner, Inc. . . . . . . . . . . . . . .	307,346
916	Virgin Media, Inc. . . . . . . . . . . . . . .	12,888
6,642	Walt Disney Co. . . . . . . . . . . . . . . . .	208,426
		1,200,652

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining - 0.98%
5,475	Alcoa, Inc. . . . . . . . . . . . . . . . . . . . .	$197,429
992	Freeport-McMoRan Copper &
	Gold, Inc. . . . . . . . . . . . . . . . . . . . .	95,450
486	Massey Energy Co. . . . . . . . . . . . . .	17,739
1,188	Nucor Corp. . . . . . . . . . . . . . . . . . . .	80,475
828	United States Steel Corp. . . . . . . . . .	105,048
3,670	USEC, Inc. (a) . . . . . . . . . . . . . . . . .	13,579
1,568	Worthington Industries . . . . . . . . . .	26,452
		536,172
	Multiline Retail - 1.00%
2,938	Dillard’s, Inc. . . . . . . . . . . . . . . . . . .	50,563
7,340	Macy’s, Inc. . . . . . . . . . . . . . . . . . . .	169,260
2,175	Retail Ventures, Inc. (a) . . . . . . . . . .	10,549
3,635	Saks, Inc. (a) . . . . . . . . . . . . . . . . . .	45,329
2,637	Sears Holdings Corp. (a) . . . . . . . . .	269,211
		544,912
	Multi-Utilities - 1.47%
667	Avista Corp. . . . . . . . . . . . . . . . . . . .	13,046
2,511	CMS Energy Corp. . . . . . . . . . . . . .	33,999
5,520	Dominion Resources, Inc. . . . . . . . .	225,437
8,743	Duke Energy Corp New . . . . . . . . .	156,063
2,717	Energy East Corp. . . . . . . . . . . . . . .	65,534
653	Integrys Energy Group, Inc. . . . . . .	30,456
1,008	MDU Resources Group, Inc. . . . . . .	24,746
510	Northwestern Corp. . . . . . . . . . . . . .	12,429
808	Oneok, Inc. . . . . . . . . . . . . . . . . . . .	36,061
1,264	SCANA Corp. . . . . . . . . . . . . . . . . .	46,237
2,668	Sempra Energy . . . . . . . . . . . . . . . .	142,151
647	Vectren Corp. . . . . . . . . . . . . . . . . . .	17,359
		803,518
	Oil & Gas - 7.01%
556	Anadarko Petroleum Corp. . . . . . . .	35,045
792	Apache Corp. . . . . . . . . . . . . . . . . . .	95,689
711	Chesapeake Energy Corp. . . . . . . . .	32,813
19,901	ChevronTexaco Corp. . . . . . . . . . . .	1,698,749
276	Cimarex Energy Co. . . . . . . . . . . . .	15,108
6,469	ConocoPhillips . . . . . . . . . . . . . . . .	493,003
1,169	Devon Energy Corp. . . . . . . . . . . . .	121,962
3,899	El Paso Corp. . . . . . . . . . . . . . . . . . .	64,879
363	Forest Oil Corp. (a) . . . . . . . . . . . . .	17,773
781	General Maritime Corp. . . . . . . . . .	18,439
2,332	Hess Corp. . . . . . . . . . . . . . . . . . . . .	205,636

Number of		Market
Shares		Value
	Oil & Gas (Continued)
7,075	Marathon Oil Corp. . . . . . . . . . . . . .	$322,620
423	Newfield Exploration Co. (a) . . . . .	22,356
548	Noble Energy, Inc. . . . . . . . . . . . . . .	39,894
2,113	Occidental Petroleum Corp. . . . . . .	154,608
224	Overseas Shipholding Group, Inc. .	15,689
274	Stone Energy Corp. (a) . . . . . . . . . .	14,333
2,317	Sunoco, Inc. . . . . . . . . . . . . . . . . . . .	121,573
2,125	Tesoro Petroleum Corp. . . . . . . . . . .	63,750
5,212	Valero Energy Corp. . . . . . . . . . . . .	255,961
804	World Fuel Services Corp. . . . . . . .	22,568
		3,832,448
	Paper & Forest Products - 0.65%
1,851	AbitibiBowater, Inc. (a) . . . . . . . . . .	23,896
4,784	Domtar Corp. (a) . . . . . . . . . . . . . . .	32,675
2,267	Louisiana-Pacific Corp. . . . . . . . . . .	20,811
1,471	MeadWestvaco Corp. . . . . . . . . . . .	40,041
3,680	Weyerhaeuser Co. . . . . . . . . . . . . . .	239,347
		356,770
	Pharmaceuticals - 2.01%
1,919	King Pharmaceuticals, Inc. (a) . . . .	16,695
51,619	Pfizer, Inc. . . . . . . . . . . . . . . . . . . . .	1,080,386
		1,097,081
	Road & Rail - 0.28%
413	AMERCO (a) . . . . . . . . . . . . . . . . .	23,578
459	Arkansas Best Corp. . . . . . . . . . . . .	14,624
627	Con-Way, Inc. . . . . . . . . . . . . . . . . .	31,024
1,059	Dollar Thrifty Automotive
	Group, Inc. (a) . . . . . . . . . . . . . . . .	14,445
723	Werner Enterprises, Inc. . . . . . . . . .	13,419
4,180	YRC Worldwide, Inc. (a) . . . . . . . . .	54,841
		151,931
	Semiconductor & Semiconductor
	Equipment - 0.11%
3,311	Advanced Micro Devices, Inc. (a) . .	19,502
4,585	Micron Technology, Inc. (a) . . . . . .	27,372
582	Novellus Systems, Inc. (a) . . . . . . . .	12,251
		59,125
	Software - 0.21%
2,096	Novell, Inc. (a) . . . . . . . . . . . . . . . . .	13,184
6,188	Symantec Corp. (a) . . . . . . . . . . . . .	102,845
		116,029

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail - 1.10%
913	Asbury Automotive Group, Inc. . . .	$12,563
8,901	AutoNation, Inc. (a) . . . . . . . . . . . . .	133,248
944	Barnes & Noble, Inc. . . . . . . . . . . . .	28,934
5,714	Blockbuster, Inc. (a) . . . . . . . . . . . .	18,628
1,549	Borders Group, Inc. . . . . . . . . . . . . .	9,093
1,003	Brown Shoe Co., Inc. . . . . . . . . . . .	15,115
1,253	Cabela’s, Inc. (a) . . . . . . . . . . . . . . .	17,742
4,150	Charming Shoppes (a) . . . . . . . . . . .	20,044
12,389	Circuit City Stores, Inc. . . . . . . . . . .	49,308
1,678	Collective Brands, Inc. (a) . . . . . . . .	20,337
2,656	Foot Locker, Inc. . . . . . . . . . . . . . . .	31,261
8,303	Office Depot, Inc. (a) . . . . . . . . . . . .	91,748
2,656	OfficeMax, Inc. . . . . . . . . . . . . . . . .	50,836
585	The Pantry, Inc. (a) . . . . . . . . . . . . .	12,332
929	Penske Automotive Group, Inc. . . .	18,078
2,283	RadioShack Corp. . . . . . . . . . . . . . .	37,099
901	Sonic Automotive, Inc. . . . . . . . . . .	18,516
803	Zale Corp. (a) . . . . . . . . . . . . . . . . .	15,867
		600,749
	Textiles, Apparel & Luxury Goods - 0.09%
958	Jones Apparel Group, Inc. . . . . . . . .	12,856
829	Kellwood Co. . . . . . . . . . . . . . . . . . .	17,409
999	Liz Claiborne, Inc. . . . . . . . . . . . . . .	18,132
		48,397
	Thrifts & Mortgage Finance - 2.21%
653	Astoria Financial Corp. . . . . . . . . . .	17,735
1,315	Corus Bankshares, Inc. . . . . . . . . . .	12,795
16,133	Countrywide Financial Corp. . . . . .	88,732
8,499	Fannie Mae . . . . . . . . . . . . . . . . . . .	223,694
9,985	Federal Home Loan Mortgage Corp.	252,820
1,072	First Niagara Financial Group, Inc. .	14,568
2,768	Flagstar Bancorp, Inc. . . . . . . . . . . .	19,985
20,268	Fremont General Corp. (a) . . . . . . .	9,729
1,854	Hudson City Bancorp, Inc. . . . . . . .	32,779
2,528	IndyMac Bancorp, Inc. . . . . . . . . . .	12,539
1,977	MGIC Investment Corp. . . . . . . . . .	20,818
3,670	New York Community Bancorp, Inc.	66,867
1,036	Peoples United Financial, Inc. . . . . .	17,933
3,553	The PMI Group, Inc. . . . . . . . . . . . .	20,678
4,652	Radian Group, Inc. . . . . . . . . . . . . .	30,564
4,560	Sovereign Bancorp, Inc. . . . . . . . . .	42,499
1,063	TFS Financial Corp. . . . . . . . . . . . .	12,788

Number of		Market
Shares		Value
	Thrifts & Mortgage Finance (Continued)
934	Washington Federal, Inc. . . . . . . . . .	$21,333
26,701	Washington Mutual, Inc. . . . . . . . . .	275,020
462	Webster Financial Corp. . . . . . . . . .	12,876
		1,206,752
	Tobacco - 0.04%
315	Universal Corp. . . . . . . . . . . . . . . . .	20,642
	Trading Companies & Distributors - 0.03%
1,004	BlueLinx Holdings, Inc. . . . . . . . . .	5,110
331	UAP Holding Corp. . . . . . . . . . . . . .	12,691
		17,801
	Wireless Telecommunication Services - 0.08%
1,167	Telephone & Data Systems, Inc. . . .	45,828
	Total Common Stocks
	(Cost $48,741,016) . . . . . . . . . . . .	42,922,930
	MANAGEMENT INVESTMENT
	COMPANIES - 0.04%
	Investment Companies - 0.04%
1,415	Apollo Investment Corp. . . . . . . . . .	22,399
	Total Management Investment Companies
	(Cost $25,529) . . . . . . . . . . . . . . . .	22,399
	REAL ESTATE INVESTMENT TRUSTS - 0.54%
	Real Estate Investment Trusts - 0.54%
173	AMB Property Corp. . . . . . . . . . . . .	9,415
1,730	American Financial Realty Trust . . .	13,736
829	Annaly Mortgage Management, Inc.	12,700
362	Apartment Investment &
	Management Co. . . . . . . . . . . . . . .	12,963
621	CapitalSource, Inc. . . . . . . . . . . . . .	6,005
525	Colonial Properties Trust . . . . . . . . .	12,626
6,261	Friedman Billings Ramsey Group, Inc.	10,644
444	HCP, Inc. . . . . . . . . . . . . . . . . . . . . .	15,012
497	Hospitality Properties Trust . . . . . . .	16,908
787	Host Hotels & Resorts, Inc. . . . . . . .	12,529
779	iStar Financial, Inc. . . . . . . . . . . . . .	10,929
1,648	Liberty Property Trust . . . . . . . . . . .	51,269
741	Mack-Cali Realty Corp. . . . . . . . . .	26,461
423	National Health Investors, Inc. . . . .	13,219
739	Potlatch Corp. . . . . . . . . . . . . . . . . .	30,499
949	Redwood Trust, Inc. . . . . . . . . . . . .	34,496
4,481	Thornburg Mortgage, Inc. . . . . . . . .	4,750
		294,161
	Total Real Estate Investments
	(Cost $331,687) . . . . . . . . . . . . . . .	294,161

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 5.50%
	Money Market Funds - 5.50%
3,007,568	Federated Prime Obligations Fund,,
	3.180% (b) . . . . . . . . . . . . . . . . . . .	$3,007,568
	Total Short Term Investments
	(Cost $3,007,568) . . . . . . . . . . . . .	3,007,568
	Total Investments
	(Cost $52,105,800) - 84.55% . . . .	46,247,058
	Other Assets in Excess of
	Liabilities - 15.45% . . . . . . . . . . .	8,450,022
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$54,697,080

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Fundamental Index™ Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
S&P 500 Mini Futures	56	$3,706,751	Jun-08	$449

See notes to financial statements.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2000 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 2,000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2,000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX - The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

TOTAL RETURN (for the period ended March 31)
Since Inception (8/9/07)
AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund	-8.80%
Russell 2000 Growth Index	-12.23%
Lipper Small-Cap Growth Funds Index	-14.24%

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 75.18%
	Aerospace & Defense - 1.84%
493	AAR Corp. (a) . . . . . . . . . . . . . . . . .	$13,444
127	American Science & Engineering, Inc.	6,930
514	BE Aerospace, Inc. (a) . . . . . . . . . . .	17,964
666	Cubic Corp. . . . . . . . . . . . . . . . . . . .	18,934
633	Curtiss-Wright Corp. . . . . . . . . . . . .	26,257
1,653	DynCorp International, Inc. (a) . . . .	27,572
1,067	Hexcel Corp. (a) . . . . . . . . . . . . . . .	20,390
183	Ladish, Inc. (a) . . . . . . . . . . . . . . . . .	6,588
480	Moog, Inc. (a) . . . . . . . . . . . . . . . . .	20,261
1,006	Orbital Sciences Corp. (a) . . . . . . . .	24,245
1,159	Spirit Aerosystems Holdings, Inc. (a)	25,707
295	Teledyne Technologies, Inc. (a) . . . .	13,865
172	Triumph Group, Inc. . . . . . . . . . . . .	9,792
		231,949
	Air Freight & Logistics - 0.25%
971	HUB Group, Inc. (a) . . . . . . . . . . . .	31,936
	Airlines - 0.08%
256	Copa Holdings, S.A. . . . . . . . . . . . .	9,756
	Auto Components - 0.21%
949	Aftermarket Technology Corp. (a) .	18,448
341	Drew Industries, Inc. (a) . . . . . . . . .	8,341
		26,789
	Automobiles - 0.15%
1,132	Winnebago Industries, Inc. . . . . . . .	19,131
	Banks - 0.11%
526	Signature Bank (a) . . . . . . . . . . . . . .	13,413
	Beverages - 0.36%
233	Boston Beer Company, Inc. (a) . . . .	11,077
257	Central European Distribution
	Corp. (a) . . . . . . . . . . . . . . . . . . . . .	14,955
2,467	National Beverage Corp. . . . . . . . . .	18,922
		44,954
	Biotechnology - 0.70%
400	Affymetrix, Inc. (a) . . . . . . . . . . . . .	6,964
593	Celgene Corp. (a) . . . . . . . . . . . . . .	36,345
375	Cephalon, Inc. (a) . . . . . . . . . . . . . .	24,150
256	ImClone Systems, Inc. (a) . . . . . . . .	10,859
654	Millennium Pharmaceuticals, Inc. (a)	10,111
		88,429

Number of		Market
Shares		Value
	Building Products - 0.42%
182	Ameron International Corp. . . . . . .	$17,023
976	Apogee Enterprises, Inc. . . . . . . . . .	15,030
778	Simpson Manufacturing Co., Inc. . .	21,146
		53,199
	Capital Markets - 1.67%
267	Affiliated Managers Group, Inc. (a)	24,228
1,163	Calamos Asset Management, Inc. . .	18,934
438	Cohen & Steers, Inc. . . . . . . . . . . . .	11,603
567	FCStone Group, Inc. (a) . . . . . . . . .	15,706
214	Gamco Investors, Inc. . . . . . . . . . . .	10,777
275	GFI Group Inc. . . . . . . . . . . . . . . . .	15,757
234	Greenhill & Co, Inc. . . . . . . . . . . . .	16,277
263	Investment Technology Group,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	12,145
1,255	Jefferies Group, Inc. . . . . . . . . . . . .	20,243
675	KBW, Inc. (a) . . . . . . . . . . . . . . . . .	14,884
816	National Financial Partners Corp. . .	18,336
806	Penson Worldwide, Inc. (a) . . . . . . .	7,439
963	SEI Investments Co. . . . . . . . . . . . .	23,776
		210,105
	Chemicals - 1.11%
690	Airgas, Inc. . . . . . . . . . . . . . . . . . . .	31,374
378	CF Industries Holdings, Inc. . . . . . .	39,168
1,370	HB Fuller Co. . . . . . . . . . . . . . . . . .	27,962
633	Innophos Holdings, Inc. . . . . . . . . .	10,185
962	Innospec, Inc. . . . . . . . . . . . . . . . . .	20,395
206	OM Group, Inc. (a) . . . . . . . . . . . . .	11,235
		140,319
	Commercial Banks - 1.76%
423	Bank of the Ozarks, Inc. . . . . . . . . .	10,110
675	Cascade Bancorp . . . . . . . . . . . . . . .	6,453
631	CoBiz, Inc. . . . . . . . . . . . . . . . . . . . .	8,216
1,366	East West Bancorp, Inc. . . . . . . . . . .	24,246
533	First Financial Bankshares, Inc. . . .	21,842
1,348	Frontier Financial Corp. . . . . . . . . .	23,833
701	Glacier Bancorp, Inc. . . . . . . . . . . . .	13,438
1,092	Investors Bancorp, Inc. (a) . . . . . . .	16,762
745	Nara Bancorp, Inc. . . . . . . . . . . . . . .	9,677
364	Old Second Bancorp, Inc. . . . . . . . .	9,668
312	Suffolk Bancorp . . . . . . . . . . . . . . . .	9,884
704	SVB Financial Group (a) . . . . . . . . .	30,723
382	SY Bancorp, Inc. . . . . . . . . . . . . . . .	8,878

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
658	Texas Capital Bancshares, Inc. (a) .	$11,107
2,190	UCBH Holdings, Inc. . . . . . . . . . . .	16,994
		221,831
	Commercial Services & Supplies - 6.30%
761	Administaff, Inc. . . . . . . . . . . . . . . .	17,967
567	American Reprographics Co. (a) . . .	8,414
386	Brady Corp. . . . . . . . . . . . . . . . . . . .	12,904
233	Bright Horizons Family Solutions,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	10,028
783	ChoicePoint, Inc. (a) . . . . . . . . . . . .	37,271
344	Clean Harbors, Inc. (a) . . . . . . . . . .	22,360
630	Coinstar, Inc. (a) . . . . . . . . . . . . . . .	17,728
1,423	COMSYS IT Partners, Inc. (a) . . . .	12,039
250	Consolidated Graphics, Inc. (a) . . . .	14,012
504	Copart, Inc. (a) . . . . . . . . . . . . . . . . .	19,535
3,990	Corinthian Colleges, Inc. (a) . . . . . .	28,848
552	The Corporate Executive Board Co.	22,345
1,028	Corrections Corp. of America (a) . .	28,291
384	CPI Corp. . . . . . . . . . . . . . . . . . . . . .	6,632
476	CRA International, Inc. (a) . . . . . . .	15,299
527	DeVry, Inc. . . . . . . . . . . . . . . . . . . . .	22,050
664	First Advantage Corp. (a) . . . . . . . .	14,070
159	FTI Consulting, Inc. (a) . . . . . . . . . .	11,295
472	The Geo Group Inc. (a) . . . . . . . . . .	13,424
535	Healthcare Services Group . . . . . . .	11,042
467	Heidrick & Struggles
	International, Inc. . . . . . . . . . . . . .	15,192
399	IHS, Inc. (a) . . . . . . . . . . . . . . . . . . .	25,660
491	ITT Educational Services, Inc. (a) . .	22,552
875	Jackson Hewitt Tax Service, Inc. . .	10,036
1,367	Korn/Ferry International (a) . . . . . .	23,102
242	Layne Christensen Co. (a) . . . . . . . .	8,475
344	M&F Worldwide Corp. (a) . . . . . . .	12,862
509	McGrath RentCorp . . . . . . . . . . . . .	12,272
485	Mobile Mini, Inc. (a) . . . . . . . . . . . .	9,215
796	Navigant Consulting, Inc. (a) . . . . .	15,108
361	PICO Holdings, Inc. (a) . . . . . . . . . .	10,913
771	Pike Electric Corp. (a) . . . . . . . . . . .	10,740
189	Pre-Paid Legal Services, Inc. (a) . . .	8,015
1,324	Resources Connection, Inc. . . . . . . .	23,660
1,239	Rollins, Inc. . . . . . . . . . . . . . . . . . . .	21,918
1,663	RSC Holdings, Inc. (a) . . . . . . . . . .	18,127
684	Sotheby’s . . . . . . . . . . . . . . . . . . . . .	19,774

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
416	Standard Parking Corp. (a) . . . . . . .	$8,719
279	Stericycle, Inc. (a) . . . . . . . . . . . . . .	14,368
78	Strayer Education, Inc. . . . . . . . . . .	11,895
1,131	TeleTech Holdings, Inc. (a) . . . . . . .	25,402
1,837	Tetra Tech, Inc. (a) . . . . . . . . . . . . . .	35,840
2,809	TrueBlue, Inc. (a) . . . . . . . . . . . . . .	37,753
755	Waste Connections, Inc. (a) . . . . . . .	23,209
425	Watson Wyatt Worldwide, Inc. . . . .	24,119
		794,480
	Communications Equipment - 1.89%
1,382	ADC Telecommunications, Inc. (a) .	16,695
1,349	ADTRAN, Inc. . . . . . . . . . . . . . . . .	24,957
2,743	Arris Group, Inc. (a) . . . . . . . . . . . .	15,964
527	Avocent Corp. (a) . . . . . . . . . . . . . .	8,906
760	CommScope, Inc. (a) . . . . . . . . . . . .	26,471
294	Comtech Telecommunications
	Corp. (a) . . . . . . . . . . . . . . . . . . . . .	11,466
2,489	Extreme Networks, Inc. (a) . . . . . . .	7,716
426	F5 Networks, Inc. (a) . . . . . . . . . . . .	7,740
1,756	Foundry Networks, Inc. (a) . . . . . . .	20,335
926	InterDigital, Inc. (a) . . . . . . . . . . . . .	18,344
716	Netgear, Inc. (a) . . . . . . . . . . . . . . . .	14,284
839	Plantronics, Inc. . . . . . . . . . . . . . . . .	16,201
1,689	Polycom, Inc. (a) . . . . . . . . . . . . . . .	38,070
496	ViaSat, Inc. (a) . . . . . . . . . . . . . . . . .	10,773
		237,922
	Computers & Peripherals - 1.44%
1,369	Avid Technology, Inc. (a) . . . . . . . .	33,321
3,745	Brocade Communications Systems,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	27,339
1,832	Electronics For Imaging, Inc. (a) . . .	27,333
1,307	Emulex Corp. (a) . . . . . . . . . . . . . . .	21,226
1,313	Intermec, Inc. (a) . . . . . . . . . . . . . . .	29,135
5,865	Iomega Corp. (a) . . . . . . . . . . . . . . .	20,938
1,416	QLogic Corp. (a) . . . . . . . . . . . . . . .	21,736
		181,028
	Construction & Engineering - 0.66%
1,532	Dycom Industries, Inc. (a) . . . . . . . .	18,399
1,501	Great Lakes Dredge & Dock Corp. .	7,760
2,615	MasTec, Inc. (a) . . . . . . . . . . . . . . . .	21,469
985	Perini Corp. (a) . . . . . . . . . . . . . . . .	35,687
		83,315

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Construction Materials - 0.32%
709	Eagle Materials, Inc. . . . . . . . . . . . .	$25,205
249	Texas Industries, Inc. . . . . . . . . . . . .	14,967
		40,172
	Consumer Finance - 0.63%
1,880	Advance America, Cash Advance
	Centers, Inc. . . . . . . . . . . . . . . . . . .	14,194
238	Cash America International, Inc. . . .	8,663
15,787	MoneyGram International, Inc. . . . .	29,364
275	Student Loan Corp. . . . . . . . . . . . . .	27,198
		79,419
	Containers & Packaging - 0.80%
878	AptarGroup, Inc. . . . . . . . . . . . . . . .	34,181
12,424	Graphic Packaging Hldg Co. (a) . . .	36,278
623	Silgan Holdings, Inc. . . . . . . . . . . . .	30,919
		101,378
	Distributors - 0.18%
608	WESCO International, Inc. (a) . . . .	22,186
	Diversified Consumer Services - 0.14%
282	Steiner Leisure Ltd. (a) . . . . . . . . . .	9,306
714	Universal Technical Institute, Inc. (a)	8,375
		17,681
	Diversified Financial Services - 0.75%
875	Asset Acceptance Capital Corp. . . .	8,426
863	eSpeed, Inc. - Class A (a) . . . . . . . .	10,063
1,228	The First Marblehead Corp. . . . . . .	9,161
62	IntercontinentalExchange, Inc. (a) .	8,091
482	Leucadia National Corp. . . . . . . . . .	21,796
487	Nasdaq Stock Market, Inc. (a) . . . . .	18,827
202	Nymex Holdings, Inc. . . . . . . . . . . .	18,307
		94,671
	Diversified Telecommunication Services - 0.40%
1,885	General Communication (a) . . . . . .	11,574
13,057	Level 3 Communications, Inc. (a) . .	27,681
755	Premiere Global Services, Inc. (a) . .	10,826
		50,081
	Electric Utilities - 0.26%
1,507	El Paso Electric Co. (a) . . . . . . . . . .	32,205

Number of		Market
Shares		Value
	Electrical Equipment - 0.93%
510	AMETEK, Inc. . . . . . . . . . . . . . . . .	$22,394
594	Baldor Electric Co. . . . . . . . . . . . . .	16,632
224	Franklin Electric Co., Inc. . . . . . . . .	7,654
1,223	GrafTech International Ltd. (a) . . . .	19,825
205	II-VI, Inc. (a) . . . . . . . . . . . . . . . . . .	7,786
302	Roper Industries, Inc. . . . . . . . . . . .	17,951
580	Vicor Corp. . . . . . . . . . . . . . . . . . . .	6,925
668	Woodward Governor Co. . . . . . . . . .	17,849
		117,016
	Electronic Equipment & Instruments - 2.31%
920	Amphenol Corp. . . . . . . . . . . . . . . .	34,270
1,122	Checkpoint Systems, Inc. (a) . . . . . .	30,126
628	Cognex Corp. . . . . . . . . . . . . . . . . . .	13,709
760	CPI International, Inc. (a) . . . . . . . .	7,539
551	Dolby Laboratories, Inc. (a) . . . . . .	19,979
527	Electro Scientific Industries, Inc. (a)	8,685
531	FLIR Systems, Inc. (a) . . . . . . . . . .	15,978
107	Itron, Inc. (a) . . . . . . . . . . . . . . . . . .	9,655
404	Littelfuse, Inc. (a) . . . . . . . . . . . . . .	14,128
398	MTS Systems Corp. . . . . . . . . . . . .	12,839
512	National Instruments Corp. . . . . . . .	13,384
1,545	Plexus Corp. (a) . . . . . . . . . . . . . . . .	43,337
260	Rofin-Sinar Technologies, Inc. (a) .	11,674
261	Rogers Corp. (a) . . . . . . . . . . . . . . .	8,720
2,861	Smart Modular Technologies, Inc. (a)	17,767
639	Trimble Navigation Ltd. (a) . . . . . .	18,269
703	Veeco Instruments, Inc. (a) . . . . . . .	11,691
		291,750
	Energy Equipment & Services - 2.67%
85	Atwood Oceanics, Inc. (a) . . . . . . . .	7,796
316	Bristow Group, Inc. (a) . . . . . . . . . .	16,960
184	CARBO Ceramics, Inc. . . . . . . . . . .	7,378
708	Complete Production Services (a) . .	16,242
260	Dril-Quip, Inc. (a) . . . . . . . . . . . . . .	12,082
585	Grant Prideco, Inc. (a) . . . . . . . . . . .	28,794
4,038	Grey Wolf, Inc. (a) . . . . . . . . . . . . . .	27,378
188	GulfMark Offshore, Inc. (a) . . . . . .	10,287
513	Helmerich & Payne, Inc. . . . . . . . . .	24,044
310	Hercules Offshore, Inc. (a) . . . . . . .	7,787
298	Hornbeck Offshore Services, Inc. (a)	13,610
159	Lufkin Industries, Inc. . . . . . . . . . . .	10,147
432	Matrix Service Co. (a) . . . . . . . . . . .	7,422
268	NATCO Group, Inc. (a) . . . . . . . . . .	12,529

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
2,023	Newpark Resources, Inc. (a) . . . . . .	$10,317
368	Oceaneering International, Inc. (a) .	23,184
524	Oil States International, Inc. (a) . . .	23,481
2,369	Parker Drilling Co. (a) . . . . . . . . . . .	15,304
317	Superior Energy Services, Inc. (a) . .	12,560
580	Tetra Technologies, Inc. (a) . . . . . . .	9,187
465	Unit Corp. (a) . . . . . . . . . . . . . . . . .	26,342
204	W-H Energy Services, Inc. (a) . . . . .	14,045
		336,876
	Food Products - 0.86%
1,165	Flowers Foods, Inc. . . . . . . . . . . . . .	28,834
265	J&J Snack Foods Corp. . . . . . . . . . .	7,280
348	Ralcorp Holdings, Inc. (a) . . . . . . . .	20,236
19	Seaboard Corp. . . . . . . . . . . . . . . . .	29,735
899	Tootsie Roll Industries, Inc. . . . . . . .	22,659
		108,744
	Health Care Equipment & Supplies - 2.60%
1,110	Advanced Medical Optics, Inc. (a) .	22,533
616	American Medical Systems
	Holdings, Inc. (a) . . . . . . . . . . . . . .	8,741
259	Analogic Corp. . . . . . . . . . . . . . . . .	17,234
501	The Cooper Companies, Inc. . . . . . .	17,249
203	Gen-Probe, Inc. (a) . . . . . . . . . . . . .	9,785
407	Greatbatch, Inc. (a) . . . . . . . . . . . . .	7,493
407	Haemonetics Corporation (a) . . . . .	24,249
332	IDEXX Laboratories, Inc. (a) . . . . .	16,354
404	Immucor, Inc. (a) . . . . . . . . . . . . . . .	8,621
291	Matthews International Corp. . . . . .	14,041
1,064	Mentor Corp. . . . . . . . . . . . . . . . . . .	27,366
216	Meridian Bioscience, Inc. . . . . . . . .	7,221
599	Mine Safety Appliances Co. . . . . . .	24,673
487	ResMed, Inc. (a) . . . . . . . . . . . . . . .	20,542
1,166	Steris Corp. . . . . . . . . . . . . . . . . . . .	31,284
748	Varian, Inc. (a) . . . . . . . . . . . . . . . . .	43,324
410	West Pharmaceutical Services, Inc. .	18,134
399	Wright Medical Group, Inc. (a) . . . .	9,632
		328,476
	Health Care Providers & Services - 2.90%
157	The Advisory Board Co. (a) . . . . . .	8,626
197	Amedisys, Inc. (a) . . . . . . . . . . . . . .	7,750
1,047	AMN Healthcare Services, Inc. (a) .	16,145
450	AmSurg Corp. (a) . . . . . . . . . . . . . .	10,656

Number of		Market
Shares		Value
	Health Care Providers & Services (Continued)
1,830	Apria Healthcare Group, Inc. (a) . . .	$36,142
759	Cerner Corp. (a) . . . . . . . . . . . . . . . .	28,296
485	Chemed Corp. . . . . . . . . . . . . . . . . .	20,467
258	Corvel Corp. (a) . . . . . . . . . . . . . . . .	7,892
748	HealthExtras, Inc. (a) . . . . . . . . . . . .	18,580
254	Healthways, Inc. (a) . . . . . . . . . . . . .	8,976
307	inVentiv Health, Inc. (a) . . . . . . . . .	8,845
212	Landauer, Inc. . . . . . . . . . . . . . . . . .	10,672
335	National Healthcare Corp. . . . . . . . .	16,314
1,073	Odyssey HealthCare, Inc. (a) . . . . .	9,657
683	Parexel International Corp. (a) . . . .	17,826
276	Pediatrix Medical Group, Inc. (a) . .	18,602
620	Pharmaceutical Product
	Development, Inc. . . . . . . . . . . . . .	25,978
301	Psychiatric Solutions, Inc. (a) . . . . .	10,210
1,814	Skilled Healthcare Group, Inc. (a) . .	19,918
1,276	Sun Healthcare Group, Inc. (a) . . . .	16,767
1,440	Sunrise Senior Living, Inc. (a) . . . .	32,083
562	VCA Antech, Inc. (a) . . . . . . . . . . . .	15,371
		365,773
	Health Care Technology - 0.31%
353	Eclipsys Corp. (a) . . . . . . . . . . . . . .	6,922
2,534	HLTH Corporation (a) . . . . . . . . . . .	24,175
490	Trizetto Group (a) . . . . . . . . . . . . . .	8,178
		39,275
	Hotels, Restaurants & Leisure - 3.96%
867	Ameristar Casinos, Inc. . . . . . . . . . .	15,823
188	Bally Technologies, Inc. (a) . . . . . . .	6,456
579	California Pizza Kitchen, Inc. (a) . .	7,591
1,632	Carrols Restaurant Group, Inc. (a) .	14,574
829	CEC Entertainment, Inc. (a) . . . . . .	23,941
1,139	The Cheesecake Factory (a) . . . . . .	24,819
120	Chipotle Mexican Grill, Inc. (a) . . .	11,651
752	Choice Hotels International, Inc. . . .	25,651
1,868	CKE Restaurants, Inc. . . . . . . . . . . .	20,959
813	Gaylord Entertainment Co. (a) . . . .	24,626
299	IHOP Corp. . . . . . . . . . . . . . . . . . . .	14,322
602	International Speedway Corp. -
	Class A . . . . . . . . . . . . . . . . . . . . . .	24,802
3,415	Krispy Kreme Doughnuts, Inc. (a) .	10,416
322	Las Vegas Sands Corp. (a) . . . . . . . .	23,712
271	Life Time Fitness, Inc. (a) . . . . . . . .	8,458
413	Marcus Corp. . . . . . . . . . . . . . . . . . .	7,929

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
474	Panera Bread Co. (a) . . . . . . . . . . . .	$19,856
776	Papa John’s International, Inc. (a) . .	18,787
642	Penn National Gaming, Inc. (a) . . . .	28,075
441	PF Chang’s China Bistro, Inc. (a) . .	12,542
794	RC2 Corp. (a) . . . . . . . . . . . . . . . . .	16,650
617	Scientific Games Corp. - Class A (a)	13,025
601	Sonic Corp. (a) . . . . . . . . . . . . . . . .	13,246
904	Speedway Motorsports, Inc. . . . . . .	22,663
808	Tim Hortons, Inc. . . . . . . . . . . . . . .	27,512
1,810	Town Sports International Holdings,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	11,602
777	Vail Resorts, Inc. (a) . . . . . . . . . . . .	37,521
125	Wynn Resorts, Limited . . . . . . . . . .	12,580
		499,789
	Household Durables - 0.84%
1,492	Blount International, Inc. (a) . . . . . .	18,456
1,756	Champion Enterprises, Inc. (a) . . . .	17,613
576	Garmin Ltd. . . . . . . . . . . . . . . . . . . .	31,110
985	Interface, Inc. . . . . . . . . . . . . . . . . . .	13,839
953	Russ Berrie & Company, Inc. (a) . .	13,399
1,016	Tempur-Pedic International, Inc. . . .	11,176
		105,593
	Household Products - 0.23%
336	Church & Dwight, Inc. . . . . . . . . . .	18,225
336	WD-40 Co. . . . . . . . . . . . . . . . . . . .	11,172
		29,397
	Industrial Conglomerates - 0.19%
393	Walter Industries, Inc. . . . . . . . . . . .	24,614
	Insurance - 1.23%
722	Amtrust Financial Services, Inc. . . .	11,704
1,966	Brown & Brown, Inc. . . . . . . . . . . .	34,169
916	Covanta Holding Corp. (a) . . . . . . .	25,190
1,958	Employers Holdings, Inc. . . . . . . . .	36,301
1,057	Hilb, Rogal & Hobbs Co. . . . . . . . .	33,264
335	National Interstate Corp. . . . . . . . . .	7,822
270	Tower Group, Inc. . . . . . . . . . . . . . .	6,796
		155,246
	Internet & Catalog Retail - 0.56%
4,375	Coldwater Creek, Inc. (a) . . . . . . . .	22,094
877	NetFlix, Inc. (a) . . . . . . . . . . . . . . . .	30,388
150	Priceline.com, Inc. (a) . . . . . . . . . . .	18,129
		70,611

Number of		Market
Shares		Value
	Internet Software & Services - 0.62%
254	Akamai Technologies, Inc. (a) . . . . .	$7,153
621	Digital River, Inc. (a) . . . . . . . . . . . .	19,233
616	Interwoven, Inc. (a) . . . . . . . . . . . . .	6,579
372	j2 Global Communications, Inc. (a)	8,303
141	Sohu.com, Inc. (a) . . . . . . . . . . . . . .	6,363
749	Valueclick, Inc. (a) . . . . . . . . . . . . . .	12,920
687	Vignette Corp. (a) . . . . . . . . . . . . . .	9,075
492	Websense, Inc. (a) . . . . . . . . . . . . . .	9,225
		78,851
	IT Services - 2.20%
1,987	Acxiom Corp. . . . . . . . . . . . . . . . . .	23,586
652	Cognizant Technology Solutions
	Corp. (a) . . . . . . . . . . . . . . . . . . . . .	18,797
2,171	CSG Systems International (a) . . . .	24,684
750	Euronet Worldwide, Inc. (a) . . . . . .	14,445
852	Gartner, Inc. (a) . . . . . . . . . . . . . . . .	16,478
2,563	Global Cash Access Holdings,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	15,019
584	Global Payments, Inc. . . . . . . . . . . .	24,154
399	Heartland Payment Systems, Inc. . .	9,181
409	Mantech International Corp. -
	Class A (a) . . . . . . . . . . . . . . . . . . .	18,552
523	MAXIMUS, Inc. . . . . . . . . . . . . . . .	19,199
1,321	Sapient Corp. (a) . . . . . . . . . . . . . . .	9,194
1,186	SRA International, Inc. - Class A (a)	28,832
1,069	SYKES Enterprises, Inc. (a) . . . . . .	18,804
826	Syntel, Inc. . . . . . . . . . . . . . . . . . . . .	22,013
925	Verifone Holdings, Inc. (a) . . . . . . .	14,680
		277,618
	Leisure Equipment & Products - 0.33%
1,082	Marine Products Corp. . . . . . . . . . .	8,743
1,142	Pool Corporation . . . . . . . . . . . . . . .	21,572
1,347	Sturm, Ruger & Company, Inc. (a) .	11,099
		41,414
	Life Sciences Tools & Services - 0.78%
399	Bio-Rad Laboratories, Inc. (a) . . . . .	35,491
981	Bruker BioSciences Corp. (a) . . . . .	15,098
184	Dionex Corp. (a) . . . . . . . . . . . . . . .	14,166
220	Millipore Corp. (a) . . . . . . . . . . . . .	14,830
425	PharmaNet Development Group,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	10,723
112	Techne Corp. (a) . . . . . . . . . . . . . . .	7,544
		97,852

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Machinery - 3.86%
413	Actuant Corp. - Class A . . . . . . . . . .	$12,477
583	Albany International Corp. . . . . . . .	21,070
195	Ampco-Pittsburgh Corp. . . . . . . . . .	8,383
316	Astec Industries, Inc. (a) . . . . . . . . .	12,248
169	Badger Meter, Inc. . . . . . . . . . . . . . .	7,301
670	Barnes Group, Inc. . . . . . . . . . . . . . .	15,376
95	Bucyrus International, Inc. - Class A
9,657
199	Cascade Corp. . . . . . . . . . . . . . . . . .	9,813
345	Chart Industries, Inc. (a) . . . . . . . . .	11,675
165	CIRCOR International, Inc. . . . . . . .	7,631
524	Clarcor, Inc. . . . . . . . . . . . . . . . . . . .	18,628
619	Columbus McKinnon
	Corporation (a) . . . . . . . . . . . . . . .	19,177
975	EnPro Industries, Inc. (a) . . . . . . . . .	30,410
299	ESCO Technologies, Inc. (a) . . . . . .	11,876
831	Gardner Denver, Inc. (a) . . . . . . . . .	30,830
294	The Gorman-Rupp Co. . . . . . . . . . .	9,670
861	Graco, Inc. . . . . . . . . . . . . . . . . . . . .	31,220
622	IDEX Corp. . . . . . . . . . . . . . . . . . . .	19,089
530	Kaydon Corp. . . . . . . . . . . . . . . . . .	23,272
494	Lincoln Electric Holdings, Inc. . . . .	31,858
669	Nordson Corp. . . . . . . . . . . . . . . . . .	36,026
510	Robbins & Myers, Inc. . . . . . . . . . .	16,651
435	Tennant Co. . . . . . . . . . . . . . . . . . . .	17,317
1,041	Trinity Industries, Inc. . . . . . . . . . . .	27,743
214	Valmont Industries, Inc. . . . . . . . . . .	18,808
745	Westinghouse Air Brake
	Technologies Corp. . . . . . . . . . . . .	28,057
		486,263
	Marine - 0.46%
1,363	American Commercial Lines, Inc. (a)	21,535
896	Horizon Lines, Inc. - Class A . . . . .	16,675
345	Kirby Corp. (a) . . . . . . . . . . . . . . . .	19,665
		57,875
	Media - 3.10%
313	Arbitron, Inc. . . . . . . . . . . . . . . . . . .	13,509
156	Central European Media Enterprises
	Ltd. (a) . . . . . . . . . . . . . . . . . . . . . .	13,296
333	CTC Media, Inc. (a) . . . . . . . . . . . .	9,241
675	DreamWorks Animation SKG,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	17,402

Number of		Market
Shares		Value
	Media (Continued)
3,838	Entravision Communications
	Corp. (a) . . . . . . . . . . . . . . . . . . . . .	$25,561
1,594	Gemstar-TV Guide International,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	7,492
1,508	Harte-Hanks, Inc. . . . . . . . . . . . . . .	20,614
952	Interactive Data Corp. . . . . . . . . . . .	27,103
312	John Wiley & Sons, Inc. . . . . . . . . .	12,386
830	Lamar Advertising Co. (a) . . . . . . . .	29,822
1,026	Marvel Entertainment, Inc. (a) . . . .	27,487
875	Meredith Corp. . . . . . . . . . . . . . . . .	33,469
220	Morningstar, Inc. (a) . . . . . . . . . . . .	13,497
1,280	Playboy Enterprises, Inc. (a) . . . . . .	10,662
1,896	PRIMEDIA Inc. . . . . . . . . . . . . . . . .	13,936
1,874	RH Donnelley Corp. (a) . . . . . . . . .	9,482
1,852	Sinclair Broadcast Group, Inc. . . . .	16,501
3,275	Valassis Communications, Inc. (a) .	35,534
621	Value Line, Inc. . . . . . . . . . . . . . . . .	28,504
1,336	World Wrestling Entertainment, Inc.	24,863
		390,361
	Metals & Mining - 1.39%
235	AMCOL International Corp. . . . . . .	7,339
321	Brush Engineered Materials, Inc. (a)	8,240
451	Century Aluminum Co. (a) . . . . . . .	29,874
1,942	Coeur d’Alene Mines Corp. (a) . . . .	7,846
160	Haynes International, Inc. (a) . . . . .	8,781
917	Hecla Mining Co. (a) . . . . . . . . . . . .	10,234
310	Kaiser Aluminum Corp. . . . . . . . . .	21,483
192	RTI International Metals, Inc. (a) . .	8,680
149	Schnitzer Steel Industries, Inc. . . . .	10,582
1,098	Steel Dynamics, Inc. . . . . . . . . . . . .	36,278
733	Stillwater Mining Co. (a) . . . . . . . . .	11,340
946	Titanium Metals Corp. . . . . . . . . . . .	14,237
		174,914
	Multiline Retail - 0.15%
1,192	Conn’s, Inc. (a) . . . . . . . . . . . . . . . .	19,441
	Office Electronics - 0.15%
566	Zebra Technologies Corp. (a) . . . . .	18,859
	Oil & Gas - 2.60%
507	Alpha Natural Resources, Inc. (a) . .	22,024
749	Arch Coal, Inc. . . . . . . . . . . . . . . . .	32,582
211	Barrett Bill Corp. (a) . . . . . . . . . . . .	9,970
190	Berry Petroleum Co. - Class A . . . .	8,833

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008
Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
534	Bois d’Arc Energy, Inc. (a) . . . . . . .	$11,476
567	Cabot Oil & Gas Corp. . . . . . . . . . .	28,826
470	CNX Gas Corp. (a) . . . . . . . . . . . . .	15,172
472	Continental Resources, Inc. (a) . . . .	15,052
741	Denbury Resources, Inc. (a) . . . . . .	21,156
555	Encore Acquisition Co. (a) . . . . . . .	22,355
646	EXCO Resources, Inc. (a) . . . . . . . .	11,951
800	Harvest Natural Resources, Inc. (a) .	9,648
502	Nordic American Tanker Shipping .	14,056
224	Penn Virginia Corp. . . . . . . . . . . . . .	9,876
168	Petroleum Development Corp. (a) . .	11,637
262	Quicksilver Resources, Inc. (a) . . . .	9,571
223	Range Resources Corp. . . . . . . . . . .	14,149
976	Southwestern Energy Co. (a) . . . . . .	32,881
427	St Mary Land & Exploration Co. . .	16,440
1,355	VeraSun Energy Corp. (a) . . . . . . . .	9,959
		327,614
	Paper & Forest Products - 0.06%
303	Neenah Paper, Inc. . . . . . . . . . . . . . .	7,811
	Personal Products - 0.32%
658	Bare Escentuals, Inc. (a) . . . . . . . . .	15,410
108	Chattem, Inc. (a) . . . . . . . . . . . . . . .	7,165
500	Inter Parfums, Inc. . . . . . . . . . . . . . .	11,040
333	USANA Health Sciences, Inc. (a) . .	7,336
		40,951
	Pharmaceuticals - 1.59%
382	Allergan, Inc. . . . . . . . . . . . . . . . . . .	21,541
601	APP Pharmaceuticals, Inc. (a) . . . . .	7,260
580	Barr Pharmaceuticals, Inc. (a) . . . . .	28,020
339	KV Pharmaceutical Co. (a) . . . . . . .	8,461
4,490	Mylan Laboratories, Inc. . . . . . . . . .	52,084
811	Par Pharmaceutical Cos., Inc. (a) . .	14,103
550	Perrigo Co. . . . . . . . . . . . . . . . . . . . .	20,752
636	Warner Chilcott Limited (a) . . . . . .	11,448
1,266	Watson Pharmaceuticals, Inc. (a) . .	37,119
		200,788
	Real Estate - 0.58%
1,412	CB Richard Ellis Group, Inc. (a) . . .	30,556
1,260	Grubb & Ellis Co. . . . . . . . . . . . . . .	8,656
803	The St. Joe Co. . . . . . . . . . . . . . . . .	34,473
		73,685

Number of		Market
Shares		Value
	Road & Rail - 0.41%
735	Genesee & Wyoming, Inc. (a) . . . . .	$25,284
727	Knight Transportation, Inc. . . . . . . .	11,966
443	Old Dominion Freight Line (a) . . . .	14,101
		51,351
	Semiconductor & Semiconductor
	Equipment - 3.46%
1,257	Advanced Energy Industries, Inc. (a)	16,668
3,718	Amkor Technology, Inc. (a) . . . . . . .	39,783
7,444	Atmel Corp. (a) . . . . . . . . . . . . . . . .	25,905
386	ATMI, Inc. (a) . . . . . . . . . . . . . . . . .	10,742
302	Cabot Microelectronics Corp. (a) . .	9,709
429	Cree, Inc. (a) . . . . . . . . . . . . . . . . . .	11,995
746	Cymer, Inc. (a) . . . . . . . . . . . . . . . . .	19,426
834	Cypress Semiconductor Corp. (a) . .	19,691
408	FEI Co. (a) . . . . . . . . . . . . . . . . . . . .	8,907
1,170	FormFactor, Inc. (a) . . . . . . . . . . . . .	22,347
1,549	Integrated Device Technology,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	13,833
1,322	Intersil Corp. . . . . . . . . . . . . . . . . . .	33,936
2,808	Kulicke & Soffa Industries, Inc. (a)	13,422
1,278	Mattson Technology, Inc. (a) . . . . . .	7,783
1,665	Micrel, Inc. . . . . . . . . . . . . . . . . . . .	15,434
310	Microsemi Corp. (a) . . . . . . . . . . . .	7,068
795	MKS Instruments, Inc. (a) . . . . . . . .	17,013
1,784	Omnivision Technologies, Inc. (a) .	30,007
2,735	ON Semiconductor Corp. (a) . . . . . .	15,535
1,033	Semtech Corp. (a) . . . . . . . . . . . . . .	14,803
391	Silicon Laboratories, Inc. (a) . . . . . .	12,332
1,104	SiRF Technology Holdings, Inc. (a)	5,619
1,398	Skyworks Solutions, Inc. (a) . . . . . .	10,177
313	Standard Microsystems Corp. (a) . .	9,133
764	Tessera Technologies, Inc. (a) . . . . .	15,891
1,020	Varian Semiconductor Equipment
	Associates, Inc. (a) . . . . . . . . . . . .	28,713
		435,872
	Software - 3.54%
990	ACI Worldwide, Inc. (a) . . . . . . . . .	19,721
1,336	Activision, Inc. (a) . . . . . . . . . . . . . .	36,486
311	Blackbaud, Inc. . . . . . . . . . . . . . . . .	7,551
944	Epicor Software Corp. (a) . . . . . . . .	10,573
269	Factset Research Systems, Inc. . . . .	14,491
787	Fair Isaac Corp. . . . . . . . . . . . . . . . .	16,936
942	I2 Technologies, Inc. (a) . . . . . . . . .	10,607

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
1,079	Jack Henry & Associates, Inc. . . . . .	$26,619
1,033	Lawson Software, Inc. (a) . . . . . . . .	7,778
868	MICRO Systems, Inc. (a) . . . . . . . .	29,217
179	MicroStrategy, Inc. (a) . . . . . . . . . . .	13,244
931	MSC.Software Corp. (a) . . . . . . . . .	12,094
195	NAVTEQ Corp. (a) . . . . . . . . . . . . .	13,260
421	Net 1 UEPS Technologies, Inc. (a) .	9,494
1,773	Parametric Technology Corp. (a) . .	28,332
456	Progress Software Corp. (a) . . . . . .	13,643
303	Quality Systems, Inc. . . . . . . . . . . . .	9,051
1,909	Quest Software, Inc. (a) . . . . . . . . . .	24,951
988	Red Hat, Inc. (a) . . . . . . . . . . . . . . .	18,169
993	Renaissance Learning, Inc. . . . . . . .	13,892
273	SPSS, Inc. (a) . . . . . . . . . . . . . . . . . .	10,587
1,904	Take-Two Interactive Software,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	48,590
1,236	THQ, Inc. (a) . . . . . . . . . . . . . . . . . .	26,945
2,470	TIBCO Software, Inc. (a) . . . . . . . .	17,636
471	Tyler Technologies, Inc. (a) . . . . . . .	6,585
		446,452
	Specialty Retail - 4.11%
1,044	Aaron Rents, Inc. . . . . . . . . . . . . . . .	22,488
1,491	Aeropostale, Inc. (a) . . . . . . . . . . . .	40,421
652	bebe stores, inc. . . . . . . . . . . . . . . . .	7,009
1,434	Build-A-Bear Workshop, Inc. (a) . .	13,035
694	Cache, Inc. (a) . . . . . . . . . . . . . . . . .	7,835
2,000	Casual Male Retail Group, Inc. (a) .	8,400
4,032	Chico’s FAS, Inc. (a) . . . . . . . . . . . .	28,667
1,494	Christopher & Banks Corp. . . . . . . .	14,925
3,936	CSK Auto Corp. (a) . . . . . . . . . . . . .	36,644
1,523	Dress Barn, Inc. (a) . . . . . . . . . . . . .	19,708
2,066	DSW, Inc. (a) . . . . . . . . . . . . . . . . . .	26,755
1,096	Genesco, Inc. (a) . . . . . . . . . . . . . . .	25,329
765	Guess?, Inc. . . . . . . . . . . . . . . . . . . .	30,960
520	Gymboree Corp. (a) . . . . . . . . . . . . .	20,738
849	Hibbett Sports, Inc. (a) . . . . . . . . . .	13,109
379	J.Crew Group, Inc. (a) . . . . . . . . . . .	16,740
457	JoS. A. Bank Clothiers, Inc. (a) . . . .	9,368
531	Maidenform Brands, Inc. (a) . . . . . .	8,639
1,995	Rent-A-Center, Inc. (a) . . . . . . . . . .	36,608
4,297	Select Comfort Corp. (a) . . . . . . . . .	15,469
915	Tractor Supply Co. (a) . . . . . . . . . . .	36,161

Number of		Market
Shares		Value
	Specialty Retail (Continued)
1,216	Tween Brands, Inc. (a) . . . . . . . . . . .	$30,084
701	Urban Outfitters, Inc. (a) . . . . . . . . .	21,976
337	Weight Watchers International, Inc.	15,613
3,276	The Wet Seal, Inc. (a) . . . . . . . . . . .	11,106
		517,787
	Textiles, Apparel & Luxury Goods - 1.51%
1,654	Carter’s, Inc. (a) . . . . . . . . . . . . . . . .	26,712
277	Cherokee, Inc. . . . . . . . . . . . . . . . . .	9,326
543	Columbia Sportswear Co. . . . . . . . .	23,908
1,265	K-Swiss, Inc. . . . . . . . . . . . . . . . . . .	20,012
901	Movado Group, Inc. . . . . . . . . . . . .	17,560
1,033	Skechers U.S.A., Inc. (a) . . . . . . . . .	20,877
221	Under Armour, Inc. (a) . . . . . . . . . .	8,089
422	Volcom, Inc. (a) . . . . . . . . . . . . . . . .	8,529
479	Warnaco Group, Inc. (a) . . . . . . . . .	18,892
1,261	Wolverine World Wide, Inc. . . . . . .	36,582
		190,487
	Thrifts & Mortgage Finance - 0.28%
1,078	Kearny Financial Corp. . . . . . . . . . .	11,804
474	Roma Financial Corp. . . . . . . . . . . .	7,067
663	Wauwatosa Holdings, Inc. (a) . . . . .	7,890
182	WSFS Financial Corp. . . . . . . . . . . .	8,969
		35,730
	Trading Companies & Distributors - 0.74%
753	Electro Rent Corp. . . . . . . . . . . . . . .	11,408
604	Fastenal Co. . . . . . . . . . . . . . . . . . . .	27,742
1,107	H&E Equipment Services, Inc. (a) .	13,915
573	Interline Brands, Inc. (a) . . . . . . . . .	10,629
392	MSC Industrial Direct Co., Inc. -
	Class A . . . . . . . . . . . . . . . . . . . . . .	16,562
346	TransDigm Group, Inc. (a) . . . . . . .	12,819
		93,075
	Water Utilities - 0.36%
1,908	Aqua America, Inc. . . . . . . . . . . . . .	35,832
321	SJW Corp. . . . . . . . . . . . . . . . . . . . .	9,178
		45,010
	Wireless Telecommunication Services - 0.56%
2,694	Centennial Communications Corp. (a)	15,922
463	Crown Castle International Corp. (a)	15,969
275	Leap Wireless International, Inc. (a)	12,815
973	MetroPCS Communications, Inc. (a)	16,541

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services (Continued)
582	Syniverse Holdings, Inc. (a) . . . . . .	$9,696
		70,943
	Total Common Stocks
	(Cost $10,167,360) . . . . . . . . . . . .	9,480,513
	REAL ESTATE INVESTMENT TRUSTS - 2.86%
	Real Estate Investment Trusts - 2.86%
179	Alexandria Real Estate Equities, Inc.	16,597
656	BRE Properties, Inc. . . . . . . . . . . . .	29,887
335	Corporate Office Properties Trust . .	11,259
199	EastGroup Properties, Inc. . . . . . . . .	9,246
459	Equity Lifestyle Properties, Inc. . . .	22,661
130	Essex Property Trust, Inc. . . . . . . . .	14,818
314	Federal Realty Investment Trust . . .	24,476
348	Forest City Enterprises, Inc. . . . . . .	12,806
1,098	Glimcher Realty Trust . . . . . . . . . . .	13,132
355	LaSalle Hotel Properties . . . . . . . . .	10,199
437	The Macerich Co. . . . . . . . . . . . . . .	30,708
652	Maguire Properties, Inc. . . . . . . . . .	9,330
674	PS Business Parks, Inc. . . . . . . . . . .	34,981
318	Saul Centers, Inc. . . . . . . . . . . . . . . .	15,976
215	SL Green Realty Corp. . . . . . . . . . .	17,516
182	Tanger Factory Outlet Centers, Inc.	7,002
253	Taubman Centers, Inc. . . . . . . . . . . .	13,181
831	UDR, Inc. . . . . . . . . . . . . . . . . . . . .	20,376
399	Ventas, Inc. . . . . . . . . . . . . . . . . . . .	17,919
292	Washington Real Estate Investment
	Trust . . . . . . . . . . . . . . . . . . . . . . . .	9,759
543	Weingarten Realty Investors . . . . . .	18,701
		360,530
	Total Real Estate Investment Trusts
	(Cost $378,632) . . . . . . . . . . . . . . .	360,530

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 4.73%
	Money Market Funds - 4.73%
596,930	Federated Prime Obligations Fund,
	3.180% (b) . . . . . . . . . . . . . . . . . . .	$596,930
	Total Short Term Investments
	(Cost $596,930) . . . . . . . . . . . . . . .	596,930
	Total Investments
	(Cost $11,142,922) - 82.77% . . . .	10,437,973
	Other Assets in Excess of
	Liabilities - 17.23% . . . . . . . . . . .	2,172,925
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$12,610,898

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
Russell 2000 Mini Futures	10	$685,105	Jun-08	$4,895

See notes to financial statements.

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
PERFORMANCE DATA

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 9, 2007 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2000 VALUE INDEX - An unmanaged index which measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX - The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically invest in securities that have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

TOTAL RETURN (for the period ended March 31)
Since Inception (8/9/07)
AssetMark Enhanced Fundamental IndexTM Small Company Value Fund	-16.27%
Russell 2000 Value Index	-10.90%
Lipper Small-Cap Value Funds Index	-10.60%

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS - 67.68%
	Aerospace & Defense - 0.50%
220	DRS Technologies, Inc. . . . . . . . . . .	$ 12,822
128	Esterline Technologies Corp. (a) . . .	6,447
383	Kaman Corp. . . . . . . . . . . . . . . . . . .	10,835
		30,104
	Air Freight & Logistics - 0.48%
4,449	ABX Holdings, Inc. (a) . . . . . . . . . .	13,080
677	Pacer International, Inc. . . . . . . . . . .	11,123
296	Park-Ohio Holdings Corp. (a) . . . . .	4,650
		28,853
	Airlines - 0.76%
538	AirTran Holdings, Inc. (a) . . . . . . . .	3,551
1,943	Frontier Airlines Holdings, Inc. (a) .	4,916
1,298	JetBlue Airways Corp. (a) . . . . . . . .	7,528
2,843	Mesa Air Group, Inc. (a) . . . . . . . . .	6,681
289	Pinnacle Airlines Corp. (a) . . . . . . .	2,523
309	Republic Airways Holdings, Inc. (a)	6,693
661	Skywest, Inc. . . . . . . . . . . . . . . . . . .	13,960
		45,852
	Auto Components - 1.07%
1,443	Accuride Corp. (a) . . . . . . . . . . . . . .	11,804
4,152	Hayes Lemmerz International,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	11,584
477	Sauer-Danfoss, Inc. . . . . . . . . . . . . .	10,561
1,224	Standard Motor Products, Inc. . . . . .	7,491
611	Stoneridge, Inc. (a) . . . . . . . . . . . . .	8,218
101	Strattec Security Corp. . . . . . . . . . .	4,275
520	Superior Industries International, Inc.	10,790
		64,723
	Automobiles - 0.25%
1,894	Fleetwood Enterprises, Inc. (a) . . . .	8,712
675	Monaco Coach Corp. . . . . . . . . . . . .	6,399
		15,111
	Beverages - 0.17%
169	Coca-Cola Bottling Co.
	Consolidated . . . . . . . . . . . . . . . . .	10,414
	Biotechnology - 0.07%
303	Applera Corp. (a) . . . . . . . . . . . . . . .	4,454
	Building Products - 0.93%
415	American Woodmark Corp. . . . . . . .	8,532
2,011	Builders Firstsource, Inc. (a) . . . . . .	14,600

Number of		Market
Shares		Value
	Building Products (Continued)
1,457	Griffon Corp. (a) . . . . . . . . . . . . . . .	$12,530
308	NCI Building Systems, Inc. (a) . . . .	7,454
401	Universal Forest Products, Inc. . . . .	12,912
		56,028
	Capital Markets - 0.77%
25	Capital Southwest Corp. . . . . . . . . .	3,093
634	Cowen Group, Inc. (a) . . . . . . . . . . .	4,495
422	Knight Capital Group, Inc. (a) . . . . .	6,853
1,060	LaBranche & Co., Inc. (a) . . . . . . . .	4,611
590	MCG Capital Corp. . . . . . . . . . . . . .	5,363
375	SWS Group, Inc. . . . . . . . . . . . . . . .	4,586
9,111	W.P. Stewart & Co., Ltd. . . . . . . . . .	17,676
		46,677
	Chemicals - 2.80%
741	A. Schulman, Inc. . . . . . . . . . . . . . .	15,213
251	Arch Chemicals, Inc. . . . . . . . . . . . .	9,352
1,052	Ferro Corp. . . . . . . . . . . . . . . . . . . .	15,633
1,049	Georgia Gulf Corp. . . . . . . . . . . . . .	7,269
925	Headwaters, Inc. (a) . . . . . . . . . . . . .	12,201
135	Koppers Holdings, Inc. . . . . . . . . . .	5,982
728	Kronos Worldwide, Inc. . . . . . . . . . .	17,581
195	Minerals Technologies, Inc. . . . . . .	12,246
149	NewMarket Corp. . . . . . . . . . . . . . .	11,242
907	NL Industries . . . . . . . . . . . . . . . . . .	9,904
1,630	Omnova Solutions, Inc. (a) . . . . . . .	6,504
2,043	PolyOne Corp. (a) . . . . . . . . . . . . . .	13,014
228	Quaker Chemical Corp. . . . . . . . . . .	7,134
381	Sensient Technologies Corp. . . . . . .	11,236
1,062	Spartech Corp. . . . . . . . . . . . . . . . . .	8,974
151	Stepan Co. . . . . . . . . . . . . . . . . . . . .	5,773
		169,258
	Commercial Banks - 9.96%
388	1st Source Corp. . . . . . . . . . . . . . . .	8,167
292	AMCORE Financial, Inc. . . . . . . . .	5,942
255	Ameris Bancorp . . . . . . . . . . . . . . . .	4,095
200	Arrow Financial Corp. . . . . . . . . . . .	4,498
163	BancFirst Corp. . . . . . . . . . . . . . . . .	7,462
325	Banco Latinoamericano de
	Exportaciones, S.A. . . . . . . . . . . . .	5,005
339	Bank of Granite Corp. . . . . . . . . . . .	3,722
224	Banner Corp. . . . . . . . . . . . . . . . . . .	5,161
6,042	BFC Financial Corp. (a) . . . . . . . . .	7,311

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
379	Boston Private Financial
	Holdings, Inc. . . . . . . . . . . . . . . . .	$4,014
115	Camden National Corp. . . . . . . . . . .	3,892
236	Capital City Bank Group, Inc. . . . . .	6,844
214	Capitol Bancorp Ltd. . . . . . . . . . . . .	4,524
699	Cathay General Bancorp . . . . . . . . .	14,490
839	Centennial Bank Holdings, Inc. (a) .	5,269
631	Central Pacific Financial Corp. . . . .	11,894
537	Chemical Financial Corp. . . . . . . . .	12,802
221	City Holding Co. . . . . . . . . . . . . . . .	8,818
177	Columbia Banking System, Inc. . . .	3,961
461	Community Bank System, Inc. . . . .	11,322
257	Community Trust Bancorp, Inc. . . .	7,530
1,289	CVB Financial Corp. . . . . . . . . . . . .	13,418
538	Eurobancshares, Inc. (a) . . . . . . . . .	2,862
758	F.N.B. Corp. . . . . . . . . . . . . . . . . . . .	11,832
199	Financial Institutions, Inc. . . . . . . . .	3,771
251	First Bancorp . . . . . . . . . . . . . . . . . .	5,002
277	First Charter Corp. . . . . . . . . . . . . . .	7,399
587	First Community Bancorp . . . . . . . .	15,761
158	First Community Bancshares, Inc. .	5,754
880	First Financial Bancorp . . . . . . . . . .	11,836
210	First Financial Corp. . . . . . . . . . . . .	6,464
184	First Merchants Corp. . . . . . . . . . . .	5,251
268	FNB United Corp. . . . . . . . . . . . . . .	2,814
161	Great Southern Bancorp, Inc. . . . . .	2,513
190	Greene County Bancshares, Inc. . . .	3,361
332	Hancock Holding Co. . . . . . . . . . . .	13,951
1,036	Hanmi Financial Corp. . . . . . . . . . .	7,656
428	Harleysville National Corp. . . . . . . .	6,172
220	Heartland Financial USA, Inc. . . . .	4,655
128	IBERIABANK Corp. . . . . . . . . . . .	5,664
119	Independent Bank Corp. . . . . . . . . .	3,516
743	Independent Bank Corporation . . . .	7,712
252	Integra Bank Corp. . . . . . . . . . . . . .	4,082
628	International Bancshares Corp. . . . .	14,180
311	Intervest Bancshares Corp. . . . . . . .	2,982
2,189	Irwin Financial Corp. . . . . . . . . . . .	11,624
143	Lakeland Financial Corp. . . . . . . . .	3,239
213	MainSource Financial Group, Inc. .	3,301
456	MB Financial Corp. . . . . . . . . . . . . .	14,036
553	MBT Financial Corp. . . . . . . . . . . . .	4,756
515	Midwest Banc Holdings, Inc. . . . . .	6,582

Number of		Market
Shares		Value
	Commercial Banks (Continued)
711	National Penn Bancshares, Inc. . . . .	$12,933
384	NBT Bancorp, Inc. . . . . . . . . . . . . .	8,525
217	Omega Financial Corp. . . . . . . . . . .	6,770
252	Oriental Financial Group . . . . . . . . .	4,967
505	Pacific Capital Bancorp . . . . . . . . . .	10,857
342	Prosperity Bancshares, Inc. . . . . . . .	9,802
851	Provident Bankshares Corp. . . . . . .	9,140
162	Renasant Corp. . . . . . . . . . . . . . . . .	3,645
178	Republic Bancorp Inc. . . . . . . . . . . .	3,361
308	Royal Bancshares of Pennsylvania .	4,457
473	S&T Bancorp, Inc. . . . . . . . . . . . . . .	15,216
223	Sandy Spring Bancorp, Inc. . . . . . . .	6,137
110	SCBT Financial Corp. . . . . . . . . . . .	3,718
474	Seacoast Banking Corp of Florida . .	5,190
549	Security Bank Corp. . . . . . . . . . . . .	4,365
205	Simmons First National Corp. . . . . .	6,095
248	Southwest Bancorp, Inc. . . . . . . . . .	4,342
351	Sterling Bancorp . . . . . . . . . . . . . . .	5,451
790	Sterling Bancshares, Inc. . . . . . . . . .	7,853
477	Sterling Financial Corp. - PA . . . . .	8,324
292	Sun Bancorp, Inc. (a) . . . . . . . . . . . .	3,846
269	Taylor Capital Group, Inc. . . . . . . . .	4,417
118	Tompkins Financial Corp. . . . . . . . .	5,806
247	TriCo Bancshares . . . . . . . . . . . . . .	4,276
380	UMB Financial Corp. . . . . . . . . . . .	15,656
1,009	Umpqua Holdings Corp. . . . . . . . . .	15,650
234	Union Bankshares Corp. . . . . . . . . .	4,533
402	United Community Banks, Inc. . . . .	6,826
210	Univest Corporation of Pennsylvania	5,500
253	WesBanco, Inc. . . . . . . . . . . . . . . . .	6,252
325	West Bancorporation, Inc. . . . . . . . .	4,277
284	West Coast Bancorp . . . . . . . . . . . .	4,144
560	Western Alliance Bancorp (a) . . . . .	7,202
386	Wilshire Bancorp, Inc. . . . . . . . . . . .	2,949
317	Wintrust Financial Corp. . . . . . . . . .	11,079
		602,430
	Commercial Services & Supplies - 1.68%
104	AMREP Corp. . . . . . . . . . . . . . . . . .	5,439
669	Bowne & Co, Inc. . . . . . . . . . . . . . .	10,202
599	CBIZ, Inc. (a) . . . . . . . . . . . . . . . . .	4,864
450	CDI Corp. . . . . . . . . . . . . . . . . . . . .	11,273
649	Comfort Systems USA, Inc. . . . . . .	8,443
294	Ennis, Inc. . . . . . . . . . . . . . . . . . . . .	4,933

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
151	G&K Services, Inc. . . . . . . . . . . . . .	$5,377
1,222	Hudson Highland Group, Inc. (a) . .	10,350
338	ICT Group, Inc. (a) . . . . . . . . . . . . .	3,410
914	Knoll, Inc. . . . . . . . . . . . . . . . . . . . .	10,548
668	On Assignment, Inc. (a) . . . . . . . . . .	4,242
284	Schawk, Inc. . . . . . . . . . . . . . . . . . .	4,541
177	School Specialty, Inc. (a) . . . . . . . . .	5,583
1,549	The Standard Register Co. . . . . . . . .	12,067
		101,272
	Communications Equipment - 0.94%
2,251	3Com Corp. (a) . . . . . . . . . . . . . . . .	5,155
353	Audiovox Corp. (a) . . . . . . . . . . . . .	3,770
136	Bel Fuse, Inc. . . . . . . . . . . . . . . . . . .	3,789
139	Black Box Corp. . . . . . . . . . . . . . . .	4,288
161	EMS Technologies, Inc. (a) . . . . . . .	4,369
215	Loral Space & Communications
	Ltd. (a) . . . . . . . . . . . . . . . . . . . . . .	5,126
363	Superior Essex, Inc. (a) . . . . . . . . . .	10,207
866	Sycamore Networks, Inc. (a) . . . . . .	3,170
4,671	UTStarcom, Inc. (a) . . . . . . . . . . . . .	13,266
2,360	Westell Technologies, Inc. (a) . . . . .	3,540
		56,680
	Computers & Peripherals - 0.06%
841	Hypercom Corp. (a) . . . . . . . . . . . . .	3,650
	Construction & Engineering - 0.31%
643	Insituform Technologies, Inc. (a) . .	8,893
371	Integrated Electrical Services,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	5,828
186	Michael Baker Corp. (a) . . . . . . . . .	4,178
		18,899
	Consumer Finance - 0.57%
1,544	Advanta Corp. - Class B . . . . . . . . .	10,854
805	AmeriCredit Corp. (a) . . . . . . . . . . .	8,106
864	CompuCredit Corp. (a) . . . . . . . . . .	7,664
331	Nelnet, Inc. . . . . . . . . . . . . . . . . . . .	3,889
901	Rewards Network, Inc. (a) . . . . . . .	4,037
		34,550

Number of		Market
Shares		Value
	Containers & Packaging - 0.75%
111	AEP Industries, Inc. (a) . . . . . . . . . .	$3,362
2,862	Caraustar Industries, Inc. (a) . . . . . .	3,864
2,040	Chesapeake Corp. . . . . . . . . . . . . . .	9,812
2,288	Constar International, Inc. (a) . . . . .	5,995
746	Myers Industries, Inc. . . . . . . . . . . .	9,795
422	Rock-Tenn Co. . . . . . . . . . . . . . . . . .	12,647
		45,475
	Distributors - 0.44%
2,961	Building Material Holding Corp. . .	12,969
4,900	Handleman Co. . . . . . . . . . . . . . . . .	1,176
692	Prestige Brands Holdings, Inc. (a) . .	5,661
3,525	Source Interlink Companies, Inc. (a)	6,697
		26,503
	Diversified Consumer Services - 0.48%
469	Carriage Services, Inc. (a) . . . . . . . .	3,663
518	Regis Corp. . . . . . . . . . . . . . . . . . . .	14,240
1,765	Stewart Enterprises, Inc. . . . . . . . . .	11,331
		29,234
	Diversified Financial Services - 0.24%
619	Assured Guaranty Ltd. . . . . . . . . . .	14,695
	Diversified Telecommunication Services - 0.69%
416	Alaska Communications Systems
	Group, Inc. . . . . . . . . . . . . . . . . . . .	5,092
270	Consolidated Communications
	Holdings, Inc. . . . . . . . . . . . . . . . .	4,085
395	Fairpoint Communications, Inc. . . .	3,563
1,892	IDT Corp. . . . . . . . . . . . . . . . . . . . .	7,322
326	Iowa Telecommunications
	Services, Inc. . . . . . . . . . . . . . . . . .	5,780
291	SureWest Communications . . . . . . .	4,499
975	Windstream Corp. . . . . . . . . . . . . . .	11,651
		41,992
	Electric Utilities - 1.10%
431	Black Hills Corp. . . . . . . . . . . . . . . .	15,421
262	Central Vermont Public Service
	Corp. . . . . . . . . . . . . . . . . . . . . . . .	6,262
368	The Empire District Electric Co. . . .	7,452
244	MGE Energy, Inc. . . . . . . . . . . . . . .	8,311
383	Otter Tail Corp. . . . . . . . . . . . . . . . .	13,554
519	UIL Holdings Corp. . . . . . . . . . . . . .	15,637
		66,637

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment - 0.55%
308	AO Smith Corp. . . . . . . . . . . . . . . . .	$10,124
491	EnerSys (a) . . . . . . . . . . . . . . . . . . .	11,745
68	Preformed Line Products Co. . . . . .	3,310
224	Regal-Beloit Corp. . . . . . . . . . . . . . .	8,205
		33,384
	Electronic Equipment & Instruments - 1.85%
523	Agilysys, Inc. . . . . . . . . . . . . . . . . . .	6,067
1,701	Brightpoint, Inc. (a) . . . . . . . . . . . . .	14,220
781	CTS Corp. . . . . . . . . . . . . . . . . . . . .	8,357
648	Gerber Scientific, Inc. (a) . . . . . . . .	5,761
449	GTSI Corp. (a) . . . . . . . . . . . . . . . . .	3,242
725	Insight Enterprises, Inc. (a) . . . . . . .	12,688
682	Kemet Corp. (a) . . . . . . . . . . . . . . . .	2,755
1,419	Merix Corp. (a) . . . . . . . . . . . . . . . .	2,895
474	Methode Electronics, Inc. . . . . . . . .	5,541
332	Newport Corp. (a) . . . . . . . . . . . . . .	3,708
320	Park Electrochemical Corp. . . . . . . .	8,272
1,348	PC Connection, Inc. (a) . . . . . . . . . .	10,676
364	Scansource, Inc. (a) . . . . . . . . . . . . .	13,173
302	Technitrol, Inc. . . . . . . . . . . . . . . . . .	6,985
257	Tessco Technologies, Inc. (a) . . . . .	3,855
476	Zones, Inc. (a) . . . . . . . . . . . . . . . . .	3,908
		112,103
	Energy Equipment & Services - 0.56%
141	Basic Energy Services, Inc. (a) . . . .	3,113
663	Patterson-UTI Energy, Inc. . . . . . . .	17,358
326	Pioneer Drilling Co. (a) . . . . . . . . . .	5,193
204	Trico Marine Service, Inc. (a) . . . . .	7,950
		33,614
	Food & Staples Retailing - 1.60%
134	Andersons, Inc. . . . . . . . . . . . . . . . .	5,978
683	Casey’s General Stores, Inc. . . . . . .	15,436
519	Ingles Markets, Inc. . . . . . . . . . . . . .	12,762
202	PriceSmart, Inc. . . . . . . . . . . . . . . . .	5,597
523	Ruddick Corp. . . . . . . . . . . . . . . . . .	19,278
426	Spartan Stores, Inc. . . . . . . . . . . . . .	8,882
303	Susser Holdings Corp. (a) . . . . . . . .	5,687
144	Village Super Market, Inc. . . . . . . .	7,416
457	Weis Markets, Inc. . . . . . . . . . . . . . .	15,753
		96,789

Number of		Market
Shares		Value
	Food Products - 1.10%
1,859	Del Monte Foods Co. . . . . . . . . . . .	$17,716
424	Diamond Foods, Inc. . . . . . . . . . . . .	7,691
173	The Hain Celestial Group, Inc. (a) .	5,104
403	Imperial Sugar Co. . . . . . . . . . . . . .	7,584
337	Lancaster Colony Corp. . . . . . . . . . .	13,467
400	Lance, Inc. . . . . . . . . . . . . . . . . . . . .	7,840
217	Reddy Ice Holdings, Inc. . . . . . . . . .	2,828
184	TreeHouse Foods, Inc. (a) . . . . . . . .	4,206
		66,436
	Gas Utilities - 0.52%
379	The Laclede Group Inc. . . . . . . . . . .	13,504
326	South Jersey Industries, Inc. . . . . . .	11,446
271	Southern Union Co. . . . . . . . . . . . . .	6,306
		31,256
	Health Care Equipment & Supplies - 0.38%
261	Conmed Corp. (a) . . . . . . . . . . . . . .	6,692
96	Datascope Corp. . . . . . . . . . . . . . . .	3,977
1,503	HealthTronics, Inc. (a) . . . . . . . . . . .	4,870
334	Invacare Corp. . . . . . . . . . . . . . . . . .	7,442
		22,981
	Health Care Providers & Services - 2.08%
643	Alliance Imaging, Inc. (a) . . . . . . . .	5,530
694	America Service Group, Inc. (a) . . .	4,206
176	Brookdale Senior Living, Inc. . . . . .	4,206
782	Centene Corp. (a) . . . . . . . . . . . . . .	10,901
447	Cross Country Healthcare, Inc. (a) .	5,529
221	Gentiva Health Services, Inc. (a) . . .	4,809
394	Hanger Orthopedic Group, Inc. (a) .	4,247
335	HealthSouth Corp. (a) . . . . . . . . . . .	5,960
1,041	HealthSpring, Inc. (a) . . . . . . . . . . .	14,657
545	LifePoint Hospitals, Inc. (a) . . . . . .	14,971
388	MedCath Corp. (a) . . . . . . . . . . . . . .	7,062
660	Molina Healthcare, Inc. (a) . . . . . . .	16,117
498	National Medical Health Card
	Systems, Inc. (a) . . . . . . . . . . . . . .	5,070
435	PDI, Inc. (a) . . . . . . . . . . . . . . . . . . .	3,663
690	PSS World Medical, Inc. (a) . . . . . .	11,495
238	Res-Care, Inc. (a) . . . . . . . . . . . . . . .	4,082
1,433	Rural/Metro Corp. (a) . . . . . . . . . . .	3,339
		125,844

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure - 2.17%
582	Bluegreen Corp. (a) . . . . . . . . . . . . .	$ 3,899
420	Bob Evans Farms, Inc. . . . . . . . . . .	11,588
554	CBRL Group, Inc. . . . . . . . . . . . . . .	19,817
117	Churchill Downs, Inc. . . . . . . . . . . .	5,527
1,537	Denny’s Corp. (a) . . . . . . . . . . . . . .	4,580
814	Domino’s Pizza, Inc. . . . . . . . . . . . .	10,981
1,187	Interstate Hotels & Resorts, Inc. (a)	5,674
971	Isle of Capri Casinos, Inc. (a) . . . . .	6,943
341	Landry’s Restaurants, Inc. . . . . . . . .	5,551
494	Luby’s, Inc. (a) . . . . . . . . . . . . . . . .	3,498
457	Morton’s Restaurant Group, Inc. (a)	3,624
654	O’Charleys, Inc. . . . . . . . . . . . . . . .	7,534
446	Pinnacle Entertainment, Inc. (a) . . .	5,709
1,389	Ruby Tuesday, Inc. . . . . . . . . . . . . .	10,417
3,939	Six Flags, Inc. (a) . . . . . . . . . . . . . .	6,460
463	The Steak n Shake Co. (a) . . . . . . . .	3,644
180	Sunstone Hotel Investors, Inc. . . . . .	2,882
944	Triarc Companies, Inc. . . . . . . . . . .	6,523
1,840	Trump Entertainment Resorts,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	6,624
		131,475
	Household Durables - 1.93%
183	Avatar Holdings, Inc. (a) . . . . . . . . .	7,977
637	California Coastal Communities,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	3,083
209	CSS Industries, Inc. . . . . . . . . . . . . .	7,307
813	Ethan Allen Interiors, Inc. . . . . . . . .	23,113
371	Helen of Troy Ltd. (a) . . . . . . . . . . .	6,222
1,511	Kimball International, Inc. . . . . . . .	16,198
1,766	La-Z-Boy, Inc. . . . . . . . . . . . . . . . . .	14,728
379	M/I Homes, Inc. . . . . . . . . . . . . . . . .	6,435
98	National Presto Industries, Inc. . . . .	5,135
904	Sealy Corp. . . . . . . . . . . . . . . . . . . .	6,870
124	Skyline Corp. . . . . . . . . . . . . . . . . . .	3,450
309	Stanley Furniture Co, Inc. . . . . . . . .	3,835
3,659	WCI Communities, Inc. (a) . . . . . . .	12,258
		116,611
	Household Products - 0.34%
1,455	Central Garden & Pet Co. (a) . . . . .	6,460
3,021	Spectrum Brands, Inc. (a) . . . . . . . .	13,806
		20,266

Number of		Market
Shares		Value
	Industrial Conglomerates - 0.28%
319	Standex International Corp. . . . . . . .	$7,126
531	Tredegar Corp. . . . . . . . . . . . . . . . . .	9,670
		16,796
	Insurance - 5.83%
493	Affirmative Insurance Holdings, Inc.	3,934
275	Amcomp, Inc. (a) . . . . . . . . . . . . . . .	3,360
1,120	American Equity Investment Life
	Holding Co. . . . . . . . . . . . . . . . . . .	10,394
110	American Physicians Capital, Inc. .	5,100
315	Amerisafe, Inc. (a) . . . . . . . . . . . . . .	3,981
90	Argo Group International Holdings,
	Ltd. (a) . . . . . . . . . . . . . . . . . . . . . .	3,197
357	Baldwin & Lyons, Inc. . . . . . . . . . .	9,168
580	CNA Surety Corp. (a) . . . . . . . . . . .	8,920
1,414	Crawford & Co. (a) . . . . . . . . . . . . .	7,423
150	Darwin Professional Underwriters,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	3,373
381	Donegal Group, Inc. . . . . . . . . . . . .	6,629
322	EMC Insurance Group, Inc. . . . . . .	8,658
569	FBL Financial Group, Inc. . . . . . . . .	16,211
275	First Mercury Financial Corp. (a) . .	4,788
139	FPIC Insurance Group, Inc. (a) . . . .	6,552
321	Greenlight Capital Re, Ltd. (a) . . . .	5,971
536	Harleysville Group, Inc. . . . . . . . . .	19,344
860	Horace Mann Educators Corp. . . . .	15,033
326	Independence Holding Co. . . . . . . .	3,886
410	Infinity Property & Casualty Corp. .	17,056
255	Kansas City Life Insurance Co. . . . .	12,255
605	Meadowbrook Insurance Group, Inc.	4,725
202	The Midland Co. . . . . . . . . . . . . . . .	13,116
602	National Atlantic Holdings Corp. (a)	3,576
81	National Western Life Insurance Co.	17,560
181	Navigators Group, Inc. (a) . . . . . . . .	9,846
180	NYMAGIC, Inc. . . . . . . . . . . . . . . .	4,088
867	PMA Capital Corp. (a) . . . . . . . . . . .	7,404
647	Presidential Life Corp. . . . . . . . . . .	11,284
273	RLI Corp. . . . . . . . . . . . . . . . . . . . . .	13,533
377	Safety Insurance Group, Inc. . . . . . .	12,867
54,399	Scottish Re Group Limited (a) . . . .	5,168
294	Seabright Insurance Holdings,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	4,331
16,234	Security Capital Assurance . . . . . . .	8,442
573	State Auto Financial Corp. . . . . . . .	16,691

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
2,182	Triad Guaranty, Inc. (a) . . . . . . . . . .	$10,910
564	United America Indemnity, Ltd. (a)	10,863
342	United Fire & Casualty Co. . . . . . . .	12,791
956	Universal American Financial
	Corp. (a) . . . . . . . . . . . . . . . . . . . . .	10,134
		352,562
	Internet & Catalog Retail - 0.29%
300	FTD Group, Inc. . . . . . . . . . . . . . . .	4,026
905	PC Mall, Inc. (a) . . . . . . . . . . . . . . .	9,620
703	ValueVision Media, Inc. (a) . . . . . . .	3,895
		17,541
	Internet Software & Services - 0.79%
708	CMGI, Inc. (a) . . . . . . . . . . . . . . . . .	9,388
1,477	EarthLink, Inc. (a) . . . . . . . . . . . . . .	11,151
616	InfoSpace, Inc. . . . . . . . . . . . . . . . . .	7,127
1,792	RealNetworks, Inc. (a) . . . . . . . . . . .	10,268
933	United Online, Inc. . . . . . . . . . . . . .	9,853
		47,787
	IT Services - 1.01%
4,247	BearingPoint, Inc. (a) . . . . . . . . . . .	7,135
224	CACI International, Inc. -
	Class A (a) . . . . . . . . . . . . . . . . . . .	10,203
1,447	CIBER, Inc. (a) . . . . . . . . . . . . . . . .	7,090
947	Gevity HR, Inc. . . . . . . . . . . . . . . . .	8,201
1,145	Lionbridge Technologies (a) . . . . . .	3,836
1,192	MPS Group, Inc. (a) . . . . . . . . . . . .	14,090
451	Ness Technologies, Inc. (a) . . . . . . .	4,280
668	StarTek, Inc. (a) . . . . . . . . . . . . . . . .	6,152
		60,987
	Leisure Equipment & Products - 0.59%
1,019	Arctic Cat, Inc. . . . . . . . . . . . . . . . .	7,429
433	Callaway Golf Co. . . . . . . . . . . . . . .	6,357
300	Jakks Pacific, Inc. (a) . . . . . . . . . . .	8,271
700	Leapfrog Enterprises, Inc. (a) . . . . .	4,935
277	MarineMax, Inc. (a) . . . . . . . . . . . . .	3,451
1,598	Nautilus Group, Inc. . . . . . . . . . . . .	5,257
		35,700
	Life Sciences Tools & Services - 0.10%
863	Cambrex Corp. . . . . . . . . . . . . . . . .	5,981

Number of		Market
Shares		Value
	Machinery - 1.67%
579	Commercial Vehicle Group, Inc. (a)	$5,738
976	Federal Signal Corp. . . . . . . . . . . . .	13,625
177	Freightcar America, Inc. . . . . . . . . .	6,071
213	Gehl Co. (a) . . . . . . . . . . . . . . . . . . .	3,608
180	The Greenbrier Companies, Inc. . . .	4,774
129	Kadant, Inc. (a) . . . . . . . . . . . . . . . .	3,790
305	Lydall, Inc. (a) . . . . . . . . . . . . . . . . .	3,492
310	Miller Industries, Inc. (a) . . . . . . . . .	2,985
1,089	Mueller Water Products, Inc. -
	Class A . . . . . . . . . . . . . . . . . . . . . .	8,908
231	Reliance Steel & Aluminum Co. . . .	13,828
378	Tecumseh Products Co. (a) . . . . . . .	11,597
1,277	Trimas Corp. (a) . . . . . . . . . . . . . . .	6,730
730	Wabash National Corp. . . . . . . . . . .	6,563
275	Watts Water Technologies, Inc. . . . .	7,708
1,300	Xerium Technologies, Inc. . . . . . . .	1,677
		101,094
	Marine - 0.07%
70	Genco Shipping & Trading Ltd. . . .	3,950
	Media - 2.94%
414	Cinemark Holdings, Inc. . . . . . . . . .	5,295
7,222	Citadel Broadcasting Corp. . . . . . . .	11,989
1,306	Cox Radio, Inc. (a) . . . . . . . . . . . . .	15,515
1,090	Cumulus Media, Inc. (a) . . . . . . . . .	6,954
4,794	Emmis Communications Corp. (a) .	16,683
683	Entercom Communications Corp. . .	6,782
832	Gray Television, Inc. . . . . . . . . . . . .	4,734
1,326	Journal Communications, Inc. . . . . .	9,786
3,654	Journal Register Co. . . . . . . . . . . . .	2,010
1,427	Lee Enterprises, Inc. . . . . . . . . . . . .	14,284
1,364	LIN TV Corp. (a) . . . . . . . . . . . . . . .	13,108
932	McClatchy Co. . . . . . . . . . . . . . . . . .	9,973
507	Media General, Inc. . . . . . . . . . . . . .	7,108
1,884	Mediacom Communications
	Corp. (a) . . . . . . . . . . . . . . . . . . . . .	8,158
2,714	Navarre Corp. (a) . . . . . . . . . . . . . . .	4,777
7,158	Radio One, Inc. (a) . . . . . . . . . . . . .	10,880
518	RCN Corp. . . . . . . . . . . . . . . . . . . . .	5,791
2,630	Spanish Broadcasting System (a) . .	4,655
8,250	Sun-Times Media Group, Inc. (a) . .	5,940
6,419	Westwood One, Inc. . . . . . . . . . . . .	13,480
		177,902

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining - 0.63%
177	Compass Minerals International, Inc.	$10,440
474	Esmark, Inc. (a) . . . . . . . . . . . . . . . .	5,356
680	Gibraltar Industries, Inc. . . . . . . . . .	7,976
271	Quanex Corp. . . . . . . . . . . . . . . . . . .	14,022
		37,794
	Multiline Retail - 0.65%
728	99 Cents Only Stores (a) . . . . . . . . .	7,200
1,556	The Bon-Ton Stores, Inc. . . . . . . . . .	8,511
847	Fred’s, Inc. . . . . . . . . . . . . . . . . . . . .	8,682
2,156	Gottschalks, Inc. (a) . . . . . . . . . . . . .	6,403
1,655	Tuesday Morning Corp. (a) . . . . . . .	8,573
		39,369
	Multi-Utilities - 0.18%
3,464	Aquila, Inc. (a) . . . . . . . . . . . . . . . . .	11,119
	Oil & Gas - 1.99%
827	Alon USA Energy, Inc. . . . . . . . . . .	12,579
700	Aventine Renewable Energy (a) . . .	3,640
131	Comstock Resources, Inc. (a) . . . . .	5,279
103	Crosstex Energy, Inc. . . . . . . . . . . . .	3,497
550	Delek US Holdings, Inc. . . . . . . . . .	6,969
330	Energy Partners Ltd. (a) . . . . . . . . .	3,125
732	International Coal Group, Inc. (a) . .	4,648
323	Knightsbridge Tankers Ltd. . . . . . . .	8,618
227	Mariner Energy, Inc. (a) . . . . . . . . .	6,131
4,284	Meridian Resource Corp. (a) . . . . . .	6,340
444	Petrohawk Energy Corp. (a) . . . . . .	8,956
257	Rosetta Resources, Inc. (a) . . . . . . .	5,055
364	Ship Finance International Ltd. . . . .	9,566
154	Swift Energy Co. (a) . . . . . . . . . . . .	6,928
283	Teekay Shipping Corp. . . . . . . . . . .	12,019
195	W & T Offshore, Inc. . . . . . . . . . . . .	6,651
163	Whiting Petroleum Corp. (a) . . . . . .	10,538
		120,539
	Paper & Forest Products - 0.61%
516	Buckeye Technologies, Inc. (a) . . . .	5,758
344	Glatfelter . . . . . . . . . . . . . . . . . . . . .	5,198
406	Schweitzer-Mauduit
	International, Inc. . . . . . . . . . . . . .	9,395
1,968	Wausau-Mosinee Paper Corp. . . . . .	16,256
		36,607

Number of		Market
Shares		Value
	Personal Products - 0.20%
396	Elizabeth Arden, Inc. (a) . . . . . . . . .	$7,900
585	Mannatech, Inc. . . . . . . . . . . . . . . . .	4,171
		12,071
	Road & Rail - 0.66%
489	Covenant Transport, Inc. (a) . . . . . .	2,494
588	Frozen Food Express Industries, Inc.	4,669
387	Heartland Express, Inc. . . . . . . . . . .	5,519
284	Marten Transport Ltd. (a) . . . . . . . .	4,408
277	PAM Transportation Services (a) . .	4,310
1,197	Quality Distribution, Inc. (a) . . . . . .	3,818
731	Saia, Inc. (a) . . . . . . . . . . . . . . . . . . .	11,594
229	USA Truck, Inc. (a) . . . . . . . . . . . . .	2,956
		39,768
	Semiconductor & Semiconductor
	Equipment - 0.98%
7,501	Conexant Systems, Inc. (a) . . . . . . .	4,350
1,189	Entegris, Inc. (a) . . . . . . . . . . . . . . .	8,549
542	Exar Corp. (a) . . . . . . . . . . . . . . . . .	4,461
561	IXYS Corp. (a) . . . . . . . . . . . . . . . .	3,832
395	Photronics, Inc. (a) . . . . . . . . . . . . .	3,772
3,036	RF Micro Devices, Inc. (a) . . . . . . .	8,076
6,494	Spansion, Inc. (a) . . . . . . . . . . . . . . .	17,858
976	TriQuint Semiconductor, Inc. (a) . . .	4,938
247	Zoran Corp. (a) . . . . . . . . . . . . . . . .	3,374
		59,210
	Software - 0.28%
2,575	Borland Software Corp. (a) . . . . . . .	5,202
359	Dynamics Research Corp. (a) . . . . .	3,629
886	Mentor Graphics Corp. (a) . . . . . . .	7,823
		16,654
	Specialty Retail - 4.10%
811	AC Moore Arts & Crafts, Inc. (a) . .	5,531
815	Big 5 Sporting Goods Corp. . . . . . .	7,148
528	Books-A-Million, Inc. . . . . . . . . . . .	4,615
180	The Buckle, Inc. . . . . . . . . . . . . . . .	8,051
754	The Cato Corp. . . . . . . . . . . . . . . . .	11,265
389	Charlotte Russe Holding, Inc. (a) . .	6,745
855	The Childrens Place Retail Stores,
	Inc. (a) . . . . . . . . . . . . . . . . . . . . . .	20,999
1,265	Eddie Bauer Holdings, Inc. (a) . . . .	4,921
4,448	Finish Line . . . . . . . . . . . . . . . . . . . .	21,172
594	Group 1 Automotive, Inc. . . . . . . . .	13,947

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
599	Haverty Furniture Cos., Inc. . . . . . .	$6,373
1,145	HOT Topic, Inc. (a) . . . . . . . . . . . . .	4,935
901	Jo-Ann Stores, Inc. (a) . . . . . . . . . . .	13,272
1,071	Lithia Motors, Inc. . . . . . . . . . . . . . .	10,881
228	Mothers Work, Inc. (a) . . . . . . . . . .	3,810
2,494	New York & Co, Inc. (a) . . . . . . . . .	14,316
1,314	PEP Boys . . . . . . . . . . . . . . . . . . . . .	13,087
1,846	Pier 1 Imports, Inc. (a) . . . . . . . . . . .	11,593
981	Pomeroy IT Solutions, Inc. (a) . . . .	5,425
1,018	Restoration Hardware, Inc. (a) . . . .	4,418
378	Rush Enterprises, Inc. - Class A (a) .	5,987
594	Shoe Carnival, Inc. (a) . . . . . . . . . . .	8,037
674	Stage Stores, Inc. . . . . . . . . . . . . . . .	10,919
3,177	Stein Mart, Inc. . . . . . . . . . . . . . . . .	17,855
879	The Talbots, Inc. . . . . . . . . . . . . . . .	9,476
465	West Marine, Inc. (a) . . . . . . . . . . . .	3,241
		248,019
	Textiles, Apparel & Luxury Goods - 0.84%
457	Culp, Inc. (a) . . . . . . . . . . . . . . . . . .	3,437
1,124	Hartmarx Corp. (a) . . . . . . . . . . . . .	3,282
495	Kenneth Cole Productions, Inc. . . . .	8,385
547	Oxford Industries, Inc. . . . . . . . . . . .	12,324
244	Perry Ellis International, Inc. (a) . . .	5,327
1,323	Quiksilver, Inc. (a) . . . . . . . . . . . . . .	12,979
138	UniFirst Corp. . . . . . . . . . . . . . . . . .	5,118
		50,852
	Thrifts & Mortgage Finance - 3.23%
478	Anchor BanCorp Wisconsin, Inc. . .	9,068
451	Bank Mutual Corp. . . . . . . . . . . . . .	4,844
1,381	BankAtlantic Bancorp, Inc. . . . . . . .	5,400
965	BankUnited Financial Corp. . . . . . .	4,835
166	Berkshire Hills Bancorp, Inc. . . . . .	4,182
817	Brookline Bancorp, Inc. . . . . . . . . .	9,379
336	Capitol Federal Financial . . . . . . . .	12,593
730	Centerline Holding Co. . . . . . . . . . .	2,964
386	City Bank . . . . . . . . . . . . . . . . . . . . .	8,596
576	Dime Community Bancshares . . . . .	10,068
427	Doral Financial Corp. (a) . . . . . . . . .	8,617
737	Downey Financial Corp. . . . . . . . . .	13,546
288	First Busey Corp. . . . . . . . . . . . . . . .	6,083
171	First Defiance Financial Corp. . . . .	3,138

Number of		Market
Shares		Value
	Thrifts & Mortgage Finance (Continued)
148	First Financial Holdings, Inc. . . . . .	$3,472
467	First Place Financial Corp. . . . . . . .	6,071
287	FirstFed Financial Corp. (a) . . . . . .	7,792
1,107	Franklin Bank Corp. (a) . . . . . . . . . .	3,354
774	NewAlliance Bancshares, Inc. . . . . .	9,489
262	Northwest Bancorp, Inc. . . . . . . . . .	7,160
1,194	Ocwen Financial Corp. (a) . . . . . . .	5,301
1,053	PFF Bancorp, Inc. . . . . . . . . . . . . . .	8,761
651	Provident Financial Services, Inc. . .	9,205
238	Provident New York Bancorp . . . . .	3,213
403	Sterling Financial Corp. - WA . . . . .	6,291
273	TierOne Corp. . . . . . . . . . . . . . . . . .	3,079
1,674	TrustCo Bank Corp NY . . . . . . . . . .	14,882
620	United Community Financial Corp.	3,844
		195,227
	Tobacco - 0.32%
3,219	Alliance One International, Inc. (a) .	19,443
	Trading Companies & Distributors - 0.77%
493	Aceto Corp. . . . . . . . . . . . . . . . . . . .	3,421
578	Applied Industrial Technologies, Inc.	17,276
355	Beacon Roofing Supply, Inc. (a) . . .	3,550
232	Lawson Products . . . . . . . . . . . . . . .	6,392
184	TAL International Group, Inc. . . . . .	4,337
278	Watsco, Inc. . . . . . . . . . . . . . . . . . . .	11,515
		46,491
	Water Utilities - 0.31%
182	American States Water Co. . . . . . . .	6,552
315	California Water Service Group . . .	12,017
		18,569
	Wireless Telecommunication Services - 0.26%
2,182	USA Mobility, Inc. . . . . . . . . . . . . .	15,579
	Total Common Stocks
	(Cost $4,471,937) . . . . . . . . . . . . .	4,091,861
	MANAGEMENT INVESTMENT
	COMPANIES - 0.06%
	Capital Markets - 0.06%
275	Ares Capital Corp. . . . . . . . . . . . . . .	3,457
	Total Management Investment
	Companies (Cost $3,967) . . . . . .	3,457

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2008

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 4.61%
	Real Estate Investment Trusts - 4.61%
607	Anthracite Capital, Inc. . . . . . . . . . .	$ 4,006
822	Anworth Mortgage Asset Corp. . . . .	5,039
162	BioMed Realty Trust, Inc. . . . . . . . .	3,870
428	Brandywine Realty Trust . . . . . . . . .	7,259
537	CBL & Associates Properties, Inc. .	12,636
1,079	CBRE Realty Finance, Inc. . . . . . . .	4,348
449	Cousins Properties, Inc. . . . . . . . . . .	11,095
379	DCT Industrial Trust, Inc. . . . . . . . .	3,775
2,659	Deerfield Capital Corp. . . . . . . . . . .	3,749
262	Diamondrock Hospitality Co. . . . . .	3,319
626	Douglas Emmett, Inc. . . . . . . . . . . .	13,810
175	Entertainment Properties Trust . . . .	8,633
371	Equity One, Inc. . . . . . . . . . . . . . . . .	8,893
723	FelCor Lodging Trust, Inc. . . . . . . .	8,698
495	Franklin Street Properties Corp. . . .	7,088
187	Getty Realty Corp. . . . . . . . . . . . . . .	2,979
323	Health Care REIT, Inc. . . . . . . . . . .	14,577
402	Healthcare Realty Trust, Inc. . . . . . .	10,512
287	Highwoods Properties, Inc. . . . . . . .	8,917
145	Home Properties, Inc. . . . . . . . . . . .	6,958
2,272	HRPT Properties Trust . . . . . . . . . .	15,291
276	Inland Real Estate Corp. . . . . . . . . .	4,198
396	Lexington Corporate Properties Trust	5,706
350	LTC Properties, Inc. . . . . . . . . . . . .	8,998
5,100	Luminent Mortgage Capital, Inc. . .	3,111
417	MFA Mortgage Investments, Inc. . .	2,627
87	Mid-America Apartment
	Communities, Inc. . . . . . . . . . . . . .	4,336
313	Mission West Properties . . . . . . . . .	2,958
435	National Retail Properties, Inc. . . . .	9,592
236	Nationwide Health Properties, Inc. .	7,965
488	Newcastle Investment Corp. . . . . . .	4,031
240	Pennsylvania Real Estate
	Investment Trust . . . . . . . . . . . . . .	5,854
432	PMC Commercial Trust . . . . . . . . . .	3,046
160	Post Properties, Inc. . . . . . . . . . . . . .	6,179
1,130	RAIT Investment Trust . . . . . . . . . .	7,842
447	Realty Income Corp. . . . . . . . . . . . .	11,452
523	Senior Housing Properties Trust . . .	12,395
114	Sovran Self Storage, Inc. . . . . . . . . .	4,869
238	Strategic Hotels & Resorts, Inc. . . .	3,125
228	Sun Communities, Inc. . . . . . . . . . .	4,674
		278,410

Number of		Market
Shares		Value
	Total Real Estate Investment Trusts
	(Cost $300,730) . . . . . . . . . . . . . . .	$278,410
	RIGHTS - 0.00%
	Capital Markets - 0.00%
92	Ares Capital Corp. - Rights (a)	52
84	MCG Capital Corp. - Rights (a)	90
		142
	Total Rights (Cost $0) . . . . . . . . . .	142
	SHORT TERM INVESTMENTS - 2.11%
	Money Market Funds - 2.11%
127,337	Federated Prime Obligations Fund,
	3.180% (b) . . . . . . . . . . . . . . . . . . .	127,337
	Total Short Term Investments
	(Cost $127,337) . . . . . . . . . . . . . . .	127,337
	Total Investments
	(Cost $4,904,044) - 74.46% . . . . .	4,501,207
	Other Assets in Excess of
	Liabilities - 25.54% . . . . . . . . . . .	1,544,254
	TOTAL NET
	ASSETS - 100.00% . . . . . . . . . . .	$6,045,461

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable Rate Security. The rate shown is the rate in effect on
March 31, 2008.

See notes to financial statements.

AssetMark Fundamental Index™ Small Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2008

	Number of
	Contracts	Notional	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
Russell 2000 Mini Futures	2	$136,118	Jun-08	$1,882

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2008

		Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
		Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
	Investments, at value (cost $708,499,070,
	$674,128,273, $142,700,986 and
	$114,859,634, respectively)[1] . . . . . . . . . . . . . . . . . .	$744,298,427	$662,113,828	$147,043,140	$109,489,808
	Repurchase Agreements (cost $124,271,453,
	$115,750,344, $27,982,416 and
	$12,964,298, respectively) . . . . . . . . . . . . . . . . . . . .	124,271,453	115,750,344	27,982,416	12,964,298
	Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	—	1,488
	Receivable for investment securities sold . . . . . . . . . .	3,099,620	3,588,827	2,464,590	8,830
	Income receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . .	591,023	1,182,022	52,514	71,214
	Receivable for fund shares sold . . . . . . . . . . . . . . . . . .	1,116,601	970,458	275,419	227,968
	Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,345	37,131	49,967	25,730
	Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	873,411,469	783,642,610	177,868,046	122,789,336
LIABILITIES:
	Collateral on securities loaned . . . . . . . . . . . . . . . . . . .	220,517,115	205,396,582	49,654,216	23,004,877
	Cash overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	756,914	2,539,208	20,518	—
	Payable to Investment Advisor . . . . . . . . . . . . . . . . . .	501,462	451,050	102,315	83,508
	Payable to Custodian . . . . . . . . . . . . . . . . . . . . . . . . . .	12,707	10,387	7,282	4,693
	Payable for investment securities purchased . . . . . . . .	1,338,623	—	1,373,775	—
	Payable for fund shares redeemed . . . . . . . . . . . . . . . .	666,067	565,594	94,094	79,899
	Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . .	311,129	291,200	81,041	67,975
	Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . .	224,104,017	209,254,021	51,333,241	23,240,952
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$649,307,452	574,388,589	126,534,805	99,548,384

NET ASSETS CONSIST OF:
	Capital stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	631,342,491	597,157,129	132,324,305	121,099,050
	Unrealized appreciation (depreciation)
	on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35,799,357	(12,014,445)	4,342,154	(5,369,826)
	Accumulated undistributed net investment
	income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,780	2,178,548	88,037	64,600
	Accumulated undistributed net realized loss . . . . . . . .	(17,849,176)	(12,932,643)	(10,219,691)	(16,245,440)
	Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$649,307,452	574,388,589	126,534,805	99,548,384

	Shares outstanding (unlimited shares of no par
	value authorized) . . . . . . . . . . . . . . . . . . . . . . . . . . .	73,736,258	58,329,748	15,717,936	10,776,821
	Net asset value, offering and redemption price
	per share . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8.81	$9.85	$8.05	$9.24

1	Includes loaned securities with a market value of: . . .	$215,113,841	$200,136,152	$48,090,171	$22,344,873

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2008

		International	Real Estate	Tax-Exempt	Core Plus
		Equity	Securities	Fixed Income	Fixed Income
		Fund	Fund	Fund	Fund
ASSETS:
	Investments, at value (cost $644,144,652,
	$76,138,090, $259,767,291 and
	$923,285,940, respectively)[1]	$674,879,780	$94,134,925	$256,201,520	$903,134,063
	Repurchase Agreements (cost $13,443,452,
	$16,815,449, $0 and $191,872,588, respectively)	13,443,452	16,815,449	—	191,872,588
	Variation margin on futures contracts	—	—	—	402,288
	Appreciation of forward foreign currency contracts	—	—	—	219,855
	Cash	—	3,600	—	1,137,123
	Foreign currency	1,266,676	—	—	—
	Receivable for investment securities and foreign
	currency sold	12,543,052	1,231,344	923,892	55,192,321
	Income receivable	2,529,161	336,077	3,318,866	6,104,511
	Receivable for fund shares sold	8,395,757	109,965	768,892	1,622,460
	Deposits with brokers for options	—	—	—	263,000
	Other assets	29,159	18,088	18,121	92,708
	Total Assets	713,087,037	112,649,448	261,231,291	1,160,040,917
LIABILITIES:
	Options written at value (Premium received $0,
	$0, $0 and $167,014, respectively)	—	—	—	169,528
	Foreign currencies deliverable (cost $2,475,118,
	$0, $0 and $3,530, respectively)	2,557,059	—	—	77,122
	Forward sale commitments (Proceeds received
	$0, $0, $0 and $25,330,407) (See Note 2)	—	—	—	25,359,374
	Collateral on securities loaned	23,855,127	29,838,665	—	208,807,563
	Cash overdraft	35,182	—	7,127	—
	Depreciation of forward foreign currency contracts	—	—	—	285,220
	Payable to Investment Advisor	531,945	90,584	223,596	631,572
	Payable to Custodian	123,176	7,038	7,850	65,017
	Payable for investment securities purchased	3,536,475	496,725	3,162,357	118,158,078
	Payable for fund shares redeemed	474,841	34,981	243,148	1,995,138
	Other accrued expenses	351,202	56,677	147,080	406,387
	Total Liabilities	31,465,007	30,524,670	3,791,158	355,954,999
NET ASSETS		$681,622,030	$82,124,778	$257,440,133	$804,085,918

NET ASSETS CONSIST OF:
	Capital stock	651,259,596	67,634,760	263,709,698	813,033,213
	Unrealized appreciation (depreciation) on:
	Investments	30,735,128	17,996,835	(3,565,771)	(20,151,877)
	Written options	—	—	—	(2,514)
	Foreign currencies	81,941	—	—	(55,058)
	Futures contracts	—	—	—	2,800,979
	Forward currency exchange contracts	—	—	—	(65,365)
	Forward sale commitments	—	—	—	(28,967)
	Accumulated undistributed net investment
	income	2,826,522	—	196,192	65,365
	Accumulated undistributed net realized gain (loss)	(3,281,157)	(3,506,817)	(2,899,986)	8,490,142
	Total Net Assets	$681,622,030	$82,124,778	$257,440,133	$804,085,918

	Shares outstanding (unlimited shares
	of no par value authorized)	56,971,149	5,936,200	24,193,954	87,396,817
	Net asset value, offering and redemption
	price per share	$11.96	$13.83	$10.64	$9.20

1	Includes loaned securities with a market value of	$23,272,875	$29,071,654	$—	$203,102,207

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2008

	Enhanced	Enhanced	Enhanced	Enhanced
	Fundamental	Fundamental	Fundamental	Fundamental
	IndexTM	IndexTM	IndexTM	IndexTM
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $61,005,710,
$52,105,800, $11,142,922 and
$4,904,044, respectively) . . . . . . . . . . . . . . . . . .	$58,030,408	$46,247,058	$10,437,973	$4,501,207
Variation margin on futures contracts . . . . . . . . . . .	17,235	13,965	5,757	1,180
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	1,566	214	—
Income receivable . . . . . . . . . . . . . . . . . . . . . . . . . .	96,357	70,229	6,069	7,620
Receivable for fund shares sold . . . . . . . . . . . . . . .	9,139,730	8,166,982	2,111,305	1,518,463
Receivable from Investment Advisor . . . . . . . . . . .	—	—	1,689	2,674
Deposits with brokers for futures contracts . . . . . .	345,000	280,000	80,000	40,000
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,582	1,532	108	275
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67,645,312	54,781,332	12,643,115	6,071,419
LIABILITIES:
Payable to Investment Advisor . . . . . . . . . . . . . . . .	9,912	9,766	—	—
Payable to Custodian . . . . . . . . . . . . . . . . . . . . . . . .	1,448	1,184	273	290
Payable for fund shares redeemed . . . . . . . . . . . . .	36,228	28,240	6,435	2,534
Other accrued expenses . . . . . . . . . . . . . . . . . . . . . .	50,785	45,062	25,509	23,134
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . .	98,373	84,252	32,217	25,958
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$67,546,939	$54,697,080	$12,610,898	$6,045,461

NET ASSETS CONSIST OF:
Capital stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	71,188,181	60,877,568	13,408,793	6,550,161
Unrealized appreciation (depreciation)
on investments
Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,975,302)	(5,858,742)	(704,949)	(402,837)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . ..	(3)	449	4,895	1,882
Accumulated undistributed net investment income	100,352	199,295	—	12,297
Accumulated undistributed net realized loss . . . . .	(766,289)	(521,490)	(97,841)	(116,042)
Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .	$67,546,939	$54,697,080	$12,610,898	$6,045,461

Shares outstanding (unlimited shares of
no par value authorized) . . . . . . . . . . . . . . . . . . ..	7,011,344	6,441,036	1,385,791	725,454
Net asset value, offering and redemption price
per share . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$9.63	$8.49	$9.10	$8.33

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2008

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$0, $42,097, $341 and $0, respectively) . . . . . . . . .	$8,508,482	$15,885,225	$603,822	$2,261,543
Interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	620,324	1,032,709	182,413	217,463
Total investment income . . . . . . . . . . . . . . . . . . . . ..	9,128,806	16,917,934	786,235	2,479,006
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . . . . . . . . . ..	7,099,590	6,224,443	1,624,142	1,154,663
Distribution (12b-1) fees . . . . . . . . . . . . . . . . . . . . . . .	1,935,342	1,697,268	428,653	296,072
Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . .	387,069	339,454	85,730	59,214
Administration fees . . . . . . . . . . . . . . . . . . . . . . . . . . .	259,947	227,366	58,120	39,480
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	143,412	123,375	31,944	26,026
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . .	92,533	86,397	32,693	21,933
Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . .	90,547	78,708	22,934	16,084
Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	88,396	80,959	105,185	60,105
Directors’ fees and expenses . . . . . . . . . . . . . . . . . . . .	60,499	54,526	15,359	12,736
Federal and state registration fees . . . . . . . . . . . . . . . ..	51,304	45,395	23,834	25,022
Audit and tax fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,406	28,410	23,383	25,051
Transfer agent fees and expenses . . . . . . . . . . . . . . . .	25,590	23,917	14,729	13,935
Insurance fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,072	19,270	5,386	4,662
Payroll expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,346	10,614	3,263	2,928
Compliance fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,769	1,556	361	194
Total expenses before securities lending credit . . . .	10,296,822	9,041,658	2,475,716	1,758,105
Less securities lending credit (See Note 6) . . . . . . . . .	(408,836)	(343,051)	(258,441)	(102,997)
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,887,986	8,698,607	2,217,275	1,655,108
Net investment income (loss) . . . . . . . . . . . . . . . . . . .	(759,180)	8,219,327	(1,431,040)	823,898
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments . . . . . . . . . . . ..	7,678,370	21,347,107	6,846,628	(14,634,783)
Net change in unrealized depreciation
on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(30,454,010)	(112,363,301)	(17,455,601)	(11,187,750)
Net realized and unrealized losses . . . . . . . . . . . . . .	(22,775,640)	(91,016,194)	(10,608,973)	(25,822,533)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . . . . . . . . . .	$(23,534,820)	$(82,796,867)	$(12,040,013)	$(24,998,635)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2008

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$2,128,625, $5,754, $0 and $0, respectively) . . . . .	$17,160,170	$1,913,357	$—	$142,210
Interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	510,004	114,860	11,059,345	43,092,492
Total investment income . . . . . . . . . . . . . . . . . . . . ..	17,670,174	2,028,217	11,059,345	43,234,702
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . . . . . . . . . ..	7,155,044	781,414	2,126,061	5,737,214
Distribution (12b-1) fees . . . . . . . . . . . . . . . . . . . . . . .	1,922,632	205,635	664,394	1,949,574
Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . .	384,527	41,127	132,879	389,915
Administration fees . . . . . . . . . . . . . . . . . . . . . . . . . . .	258,100	27,567	89,505	261,202
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	141,134	24,371	57,348	189,120
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . .	88,812	49,909	30,100	95,881
Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . .	78,864	10,336	30,764	121,599
Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	769,269	44,694	36,451	212,533
Directors’ fees and expenses . . . . . . . . . . . . . . . . . . . .	61,506	6,340	23,668	75,144
Federal and state registration fees . . . . . . . . . . . . . . . ..	47,761	21,932	23,132	54,541
Audit and tax fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,302	22,832	22,841	29,190
Transfer agent fees and expenses . . . . . . . . . . . . . . . .	25,435	13,297	16,886	26,671
Insurance fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,265	1,954	7,155	19,398
Payroll expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,784	1,098	2,928	10,024
Compliance fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,842	140	570	1,338
Total expenses before securities lending credit . . . . . .	10,990,277	1,252,646	3,264,682	9,173,344
Less securities lending credit (See Note 6) . . . . . . . . .	(85,802)	(53,632)	—	(418,888)
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,904,475	1,199,014	3,264,682	8,754,456
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	6,765,699	829,203	7,794,663	34,480,246
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	68,900,234	4,575,407	(2,108,329)	11,002,992
Written options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	—	461,378
Foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(893,984)	—	—	4,641
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	—	6,061,103
Forward currency contracts . . . . . . . . . . . . . . . . . . . . .	(409,682)	—	—	(2,846,995)
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	67,596,568	4,575,407	(2,108,329)	14,683,119
Net change in unrealized appreciation
(depreciation) on:
Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(101,653,447)	(22,665,897)	(4,983,804)	(23,828,484)
Written options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	—	(16,197)
Foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98,246	—	—	(73,554)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	—	3,376,575
Forward currency contracts . . . . . . . . . . . . . . . . . . . . .	—	—	—	274,492
Forward Sale Commitments . . . . . . . . . . . . . . . . . . . .	—	—	—	(28,967)
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(101,555,201)	(22,665,897)	(4,983,804)	(20,296,135)
Net realized and unrealized loss . . . . . . . . . . . . . . . . .	(33,958,633)	(18,090,490)	(7,092,133)	(5,613,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . . . . . . . . . .	$(27,192,934)	$(17,261,287)	$702,530	$28,867,230

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended March 31, 2008

	Enhanced	Enhanced	Enhanced	Enhanced
	Fundamental	Fundamental	Fundamental	Fundamental
	Index™	Index™	Index™	Index™
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $82,
$0 and $5, respectively) . . . . . . . . . . . . . . . . . . . . . .	$409,749	$493,770	$25,088	$37,516
Interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51,348	41,945	9,129	3,816
Total investment income . . . . . . . . . . . . . . . . . . . . ..	461,097	535,715	34,217	41,332
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . . . . . . . . . ..	164,937	128,237	27,610	12,020
Distribution (12b-1) fees . . . . . . . . . . . . . . . . . . . . . . .	54,979	42,746	9,203	4,007
Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . .	11,249	8,753	1,879	821
Administration fees . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,898	15,184	3,266	1,412
Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	70,784	60,131	29,670	25,752
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . .	1,460	1,173	508	335
Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . .	14,182	11,818	2,494	1,098
Custody fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,173	3,046	708	599
Directors’ fees and expenses . . . . . . . . . . . . . . . . . . . .	7,152	6,894	6,090	6,165
Federal and state registration fees . . . . . . . . . . . . . . . ..	25,442	25,112	23,482	23,236
Audit and tax fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,704	21,700	21,700	21,707
Transfer agent fees and expenses . . . . . . . . . . . . . . . .	4,000	4,082	3,694	3,573
Insurance fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	62	62	31	31
Payroll expense . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235	235	235	235
Total expenses before expense reimbursements . . . . .	401,257	329,173	130,570	100,991
Less expense reimbursement by Advisor
(See Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(132,884)	(120,516)	(85,646)	(81,433)
Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .	268,373	208,657	44,924	19,558
Net investment income/(loss) . . . . . . . . . . . . . . . . . . .	192,724	327,058	(10,707)	21,774
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized gain (loss) on investments
Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(513,465)	(349,750)	(58,472)	(91,709)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(212,102)	(152,289)	(19,240)	(18,239)
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(725,567)	(502,039)	(77,712)	(109,948)
Net change in unrealized appreciation (depreciation)
on investments
Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,975,302)	(5,858,742)	(704,949)	(402,837)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3)	449	4,895	1,882
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,975,305)	(5,858,293)	(700,054)	(400,955)
Net realized and unrealized losses . . . . . . . . . . . . . . . .	(3,700,872)	(6,360,332)	(777,766)	(510,903)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . . . . . . . . .	$(3,508,148)	$(6,033,274)	$(788,473)	$(489,129)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2008	2007	2008	2007
OPERATIONS:
Net investment income/(loss) . . . . . . . . . . . . . . . . . . .	$(759,180)	$(1,709,860)	$8,219,327	$6,814,925
Net realized gain on investment transactions . . . . . . .	7,678,370	15,036,136	21,347,107	37,154,587
Change in unrealized appreciation (depreciation)
on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(30,454,010)	(11,322,116)	(112,363,301)	49,683,330
Net increase (decrease) in net assets resulting from
operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(23,534,820)	2,004,160	(82,796,867)	93,652,842
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	267,447,139	347,544,018	279,650,404	241,132,362
Shares issued to holders in reinvestment of dividends	19,666,815	10,257,279	31,097,566	33,955,890
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(330,121,453)	(241,421,753)	(275,853,508)	(283,517,492)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(43,007,499)	116,379,544	34,894,462	(8,429,240)
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	—	—	(7,869,450)	(7,114,128)
From net realized gains . . . . . . . . . . . . . . . . . . . . . . . .	(37,788,532)	(18,666,939)	(52,248,534)	(55,830,479)
Total dividends and distributions . . . . . . . . . . . . . . .	(37,788,532)	(18,666,939)	(60,117,984)	(62,944,607)

INCREASE (DECREASE) IN NET ASSETS . . . . . . . .	(104,330,851)	99,716,765	(108,020,389)	22,278,995

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$753,638,303	$653,921,538	$682,408,978	$660,129,983
End of year (including undistributed net investment
income of $14,780, $14,784,
$2,178,548 and $1,823,473, respectively) . . . . . . . .	$649,307,452	$753,638,303	$574,388,589	$682,408,978

CHANGES IN SHARES OUTSTANDING
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	26,481,564	37,074,341	23,618,236	19,578,975
Shares issued to holders in reinvestment of dividends . .	1,933,807	1,070,697	2,850,373	2,738,378
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(32,988,348)	(25,567,414)	(23,419,381)	(23,146,431)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(4,572,977)	12,577,624	3,049,228	(829,078)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2008	2007	2008	2007
OPERATIONS:
Net investment income (loss) . . . . . . . . . . . . . . . . . . .	$(1,431,040)	$(1,179,373)	$823,898	$2,703,980
Net realized gain (loss) on investment transactions . .	6,846,628	11,591,748	(14,634,783)	25,993,393
Change in unrealized depreciation on investments . . .	(17,455,601)	(8,817,990)	(11,187,750)	(20,194,858)
Net increase (decrease) in net assets resulting
from operations . . . . . . . . . . . . . . . . . . . . . . . . . .	(12,040,013)	1,594,385	(24,998,635)	8,502,515
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	121,019,326	89,530,789	106,059,903	66,656,437
Shares issued to holders in reinvestment of dividends . .	13,201,828	3,600,261	2,328,482	14,357,797
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(142,278,921)	(132,302,419)	(89,598,633)	(134,065,122)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(8,057,767)	(39,171,369)	18,789,752	(53,050,888)
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	—	—	(785,895)	(2,693,593)
From net realized gains . . . . . . . . . . . . . . . . . . . . . . . .	(24,771,347)	(6,534,072)	(3,510,280)	(28,268,174)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	(26,098)	—
Total dividends and distributions . . . . . . . . . . . . . . .	(24,771,347)	(6,534,072)	(4,322,273)	(30,961,767)

DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . .	(44,869,127)	(44,111,056)	(10,531,156)	(75,510,140)

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$171,403,932	215,514,988	$110,079,540	185,589,680
End of year (including undistributed net investment
income of $88,037, $0, $64,600 and
$38,800, respectively) . . . . . . . . . . . . . . . . . . . . . . ..	$126,534,805	$171,403,932	$99,548,384	$110,079,540

CHANGES IN SHARES OUTSTANDING
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,341,229	8,874,843	9,416,408	4,991,302
Shares issued to holders in reinvestment of dividends . .	1,349,880	357,169	227,169	1,193,499
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(13,063,069)	(13,478,510)	(8,078,699)	(9,849,525)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	(371,960)	(4,246,498)	1,564,878	(3,664,724)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2008	2007	2008	2007
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	$6,765,699	$6,842,511	$829,203	$660,581
Net realized gain on investment transactions . . . . . . .	67,596,568	98,009,719	4,575,407	10,301,737
Change in unrealized appreciation (depreciation)
on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(101,555,201)	13,849,066	(22,665,897)	7,585,486
Net increase (decrease) in net assets resulting
from operations . . . . . . . . . . . . . . . . . . . . . . . . . .	(27,192,934)	118,701,296	(17,261,287)	18,547,804
CAPITAL SHARE TRANSACTIONS:
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	376,680,277	357,626,736	69,172,227	61,137,806
Shares issued to holders in reinvestment of dividends . .	65,618,856	46,838,067	6,744,175	3,888,581
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(387,608,629)	(272,240,775)	(80,079,926)	(48,653,364)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .	54,690,504	132,224,028	(4,163,524)	16,373,023
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .	(7,020,606)	(8,971,421)	(1,002,153)	(1,121,696)
From net realized gains . . . . . . . . . . . . . . . . . . . . . . . .	(118,277,258)	(74,819,797)	(12,664,277)	(5,953,056)
Return of capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	(246,102)	—
Total dividends and distributions . . . . . . . . . . . . . . .	(125,297,864)	(83,791,218)	(13,912,532)	(7,074,752)

INCREASE (DECREASE) IN NET ASSETS . . . . . . . .	(97,800,294)	167,134,106	(35,337,343)	27,846,075

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$779,422,324	$612,288,218	$117,462,121	$89,616,046
End of year (including undistributed net
investment income of $2,826,522, $1,340,053,
$1,344,655 and $0, respectively) . . . . . . . . . . . . . . .	$681,622,030	$779,422,324	$82,124,778	$117,462,121

CHANGES IN SHARES OUTSTANDING
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,945,984	25,260,683	4,337,540	3,085,833
Shares issued to holders in reinvestment of dividends . .	4,915,270	3,326,567	489,063	192,599
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(26,810,144)	(19,203,610)	(4,506,792)	(2,515,969)
Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,051,110	9,383,640	319,811	762,463

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2008	2007	2008	2007
OPERATIONS:
Net investment income	$7,794,663	$5,634,894	$34,480,246	$27,219,073
Net realized gain (loss) on investment transactions	(2,108,329)	(501,893)	14,683,119	437,575
Change in unrealized appreciation (depreciation)
on investments	(4,983,804)	3,528,011	(20,296,135)	11,525,919
Net increase in net assets resulting from operations	702,530	8,661,012	28,867,230	39,182,567
CAPITAL SHARE TRANSACTIONS:
Shares sold	129,349,672	112,068,712	575,136,422	345,088,680
Shares issued to holders in reinvestment of dividends	3,602,262	2,703,893	17,309,826	14,064,652
Shares redeemed	(116,384,384)	(83,186,911)	(497,859,399)	(268,111,990)
Net increase	16,567,550	31,585,694	94,586,849	91,041,342
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(7,671,793)	(5,575,058)	(34,075,503)	(27,047,513)
From net realized gains	—	—	(1,310,487)	—
Total dividends and distributions	(7,671,793)	(5,575,058)	(35,385,990)	(27,047,513)

INCREASE IN NET ASSETS	9,598,287	34,671,648	88,068,089	103,176,396

NET ASSETS:
Beginning of year	$247,841,846	213,170,198	$716,017,829	612,841,433
End of year (including undistributed net
investment income (loss) of $196,192, $201,306,
$65,365 and $(484,341), respectively)	$257,440,133	$247,841,846	$804,085,918	$716,017,829

CHANGES IN SHARES OUTSTANDING
Shares sold	11,933,757	10,295,601	61,619,151	37,525,129
Shares issued to holders in reinvestment of dividends	335,715	248,714	1,885,334	1,531,705
Shares redeemed	(10,763,968)	(7,656,887)	(53,307,504)	(29,138,674)
Net increase	1,505,504	2,887,428	10,196,981	9,918,160

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Enhanced	Enhanced	Enhanced	Enhanced
	Fundamental	Fundamental	Fundamental	Fundamental
	Index™ Large	Index™ Large	Index™ Small	Index™ Small
	Company	Company	Company	Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
	August 9,	August 9,	August 9,	August 9,
	2007(1)	2007(1)	2007(1)	2007(1)
	through	through	through	through
	March 31,	March 31,	March 31,	March 31,
	2008	2008	2008	2008
OPERATIONS:
Net investment income (loss)	$192,724	$327,058	$(10,707)	$21,774
Net realized loss on investment transactions	(725,567)	(502,039)	(77,712)	(109,948)
Change in unrealized depreciation on investments	(2,975,305)	(5,858,293)	(700,054)	(400,955)
Net decrease in net assets resulting from operations	(3,508,148)	(6,033,274)	(788,473)	(489,129)
CAPITAL SHARE TRANSACTIONS:
Shares sold	82,829,264	66,112,635	14,685,334	7,696,840
Shares issued to holders in reinvestment of dividends	67,537	74,619	8,549	8,061
Shares redeemed	(11,708,504)	(5,309,522)	(1,277,849)	(1,154,716)
Net increase	71,188,297	60,877,732	13,416,034	6,550,185
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income	(92,376)	(127,896)	—	(9,436)
From net realized gains	(40,834)	(19,482)	(9,434)	(6,159)
Return of capital	—	—	(7,229)	—
Total dividends and distributions	(133,210)	(147,378)	(16,663)	(15,595)
INCREASE IN NET ASSETS	67,546,939	54,697,080	12,610,898	6,045,461

NET ASSETS:
Beginning of year	$0	$0	$0	$0
End of year (including undistributed net investment
income of $100,352, $199,295, $0 and $12,297
respectively)	$67,546,939	$54,697,080	$12,610,898	$6,045,461

CHANGES IN SHARES OUTSTANDING
Shares sold	8,150,747	6,992,038	1,517,164	850,720
Shares issued to holders in reinvestment of dividends	6,426	7,830	859	888
Shares redeemed	(1,145,829)	(558,832)	(132,232)	(126,154)
Net increase	7,011,344	6,441,036	1,385,791	725,454

(1) Commencement of Operations.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.62	$9.95	$9.20	$9.16	$7.59
Income from investment operations:
Net investment loss	(0.01)	(0.02)	(0.03)	(0.03)	(0.04)
Net realized and unrealized
gains/(losses) on investments	(0.30)	(0.06)	0.78	0.07	1.61
Total from investment operations	(0.31)	(0.08)	0.75	0.04	1.57
Less distributions:
Dividends from net investment
income	—	—	—	—	—
Dividends from net realized gains	(0.50)	(0.25)	—	—	—
Total distributions	(0.50)	(0.25)	—	—	—
Net asset value, end of period	$8.81	$9.62	$9.95	$9.20	$9.16

Total return	-3.88%	-0.80%	8.15%(1)	0.44%	20.69%

Supplemental data and ratios:
Net assets, end of period	$649,307,452	$753,638,303	$653,921,538	$570,471,545	$344,452,770

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.33%	1.33%	1.35%(2)	1.39%	1.51%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.28%	1.31%	1.32%(2)	1.37%	1.49%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	-0.15%	-0.27%	-0.38%(2)	-0.41%	-0.83%
After Expense
Reimbursement/(Recapture)	-0.10%	-0.25%	-0.35%(2)	-0.39%	-0.81%

Portfolio turnover rate	62.86%	142.66%	72.34%	21.63%	24.66%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$12.34	$11.77	$11.24	$10.96	$8.78

Income from investment operations:
Net investment income	0.15	0.14	0.07	0.07	0.03
Net realized and unrealized
gains (losses) on investments	(1.55)	1.67	0.79	0.56	2.17
Total from investment operations	(1.40)	1.81	0.86	0.63	2.20
Less distributions:
Dividends from net investment
income	(0.14)	(0.14)	(0.07)	(0.05)	(0.02)
Dividends from net realized gains	(0.95)	(1.10)	(0.26)	(0.30)	—
Total distributions	(1.09)	(1.24)	(0.33)	(0.35)	(0.02)
Net asset value, end of period	$9.85	$12.34	$11.77	$11.24	$10.96

Total return	-12.23%	15.32%	7.85%(1)	5.69%	25.12%

Supplemental data and ratios:
Net assets, end of period	$574,388,589	$682,408,978	$660,129,983	$570,849,575	$340,186,439

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.33%	1.32%	1.36%(2)	1.38%	1.51%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.28%	1.28%	1.30%(2)	1.33%	1.49%
Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	1.16%	1.00%	0.86%(2)	0.67%	0.47%
After Expense
Reimbursement/(Recapture)	1.21%	1.04%	0.92%(2)	0.72%	0.49%
Portfolio turnover rate	40.54%	30.25%	64.61%	20.06%	26.27%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.1

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.65	$10.60	$9.56	$9.49	$7.64

Income from investment operations:
Net investment loss	(0.09)	(0.07)	(0.06)	(0.06)	(0.06)
Net realized and unrealized
gains (losses) on investments	(0.69)	0.56	1.95	0.13	1.91
Total from investment operations	(0.78)	0.49	1.89	0.07	1.85
Less distributions:
Dividends from net investment
income	—	—	—	—	—
Dividends from net realized gains	(1.82)	(0.44)	(0.85)	—	—
Total distributions	(1.82)	(0.44)	(0.85)	—	—
Net asset value, end of period	$8.05	$10.65	$10.60	$9.56	$9.49

Total return	-10.31%	4.84%	20.82%(1)	0.74%	24.21%

Supplemental data and ratios:
Net assets, end of period	$126,534,805	$171,403,932	$215,514,988	$148,571,261	$87,189,588

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.44%	1.43%	1.43%(2)	1.54%	1.61%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.29%	1.37%	1.38%(2)	1.50%	1.57%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	-0.99%	-0.75%	-0.92%(2)	-0.85%	-0.97%
After Expense
Reimbursement/(Recapture)	-0.84%	-0.69%	-0.87%(2)	-0.81%	-0.93%

Portfolio turnover rate	209.64%	213.08%	180.64%	99.09%	56.19%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$11.95	$14.41	$13.89	$12.93	$10.13

Income from investment operations:
Net investment income (loss)	0.08	0.31	(0.04)	(0.04)	(0.04)
Net realized and unrealized
gains (losses) on investments	(2.36)	0.81	1.52	1.40	2.84
Total from investment operations	(2.28)	1.12	1.48	1.36	2.80
Less distributions:
Dividends from net investment
income	(0.08)	(0.31)	—	—	—
Dividends from net realized gains . .	(0.35)	(3.27)	(0.96)	(0.40)	—
Return of capital	— *	—	—	—	—
Total distributions	(0.43)	(3.58)	(0.96)	(0.40)	—
Net asset value, end of period	$9.24	$11.95	$14.41	$13.89	$12.93

Total return	-19.47%	7.63%	11.18%(1)	10.56%	27.64%

Supplemental data and ratios:
Net assets, end of period	$99,548,384	$110,079,540	$185,589,680	$131,103,625	$98,948,678

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.48%	1.47%	1.55%(2)	1.61%	1.66%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.40%	1.41%	1.53%(2)	1.59%	1.56%

Ratio of net investment income (loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	0.61%	1.68%	-0.45%(2)	-0.32%	-0.53%
After Expense
Reimbursement/(Recapture)	0.69%	1.75%	-0.43%(2)	-0.30%	-0.43%

Portfolio turnover rate	127.62%	174.94%	72.42%	92.42%	82.83%

(1) Not Annualized.
(2) Annualized.
* Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$14.73	$14.06	$11.79	$10.43	$8.22

Income from investment operations:
Net investment income (loss)	0.13	0.16	(0.01)	0.10	0.02
Net realized and unrealized
gains (losses) on investments	(0.44)	2.24	3.40	1.40	2.23
Total from investment operations	(0.31)	2.40	3.39	1.50	2.25
Less distributions:
Dividends from net investment
income	(0.14)	(0.18)	(0.15)	(0.06)	(0.04)
Dividends from net realized gains	(2.32)	(1.55)	(0.97)	(0.08)	—
Total distributions	(2.46)	(1.73)	(1.12)	(0.14)	(0.04)
Net asset value, end of period	$11.96	$14.73	$14.06	$11.79	$10.43

Total return	-3.85%	17.65%	29.75%(1)	14.37%	27.40%

Supplemental data and ratios:
Net assets, end of period	$681,622,030	$779,422,324	$612,288,218	$412,985,571	$261,777,374

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.43%	1.39%	1.38%(2)	1.38%	1.53%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.42%	1.37%	1.34%(2)	1.33%	1.47%

Ratio of net investment income (loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	0.87%	0.95%	-0.16%(2)	1.01%	0.56%
After Expense
Reimbursement/(Recapture)	0.88%	0.97%	-0.12%(2)	1.06%	0.62%

Portfolio turnover rate	119.13%	89.16%	66.98%	80.32%	60.74%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$20.91	$18.46	$17.31	$13.66	$11.27

Income from investment operations:
Net investment income	0.43	0.16	0.33	0.44	0.44
Net realized and unrealized
gains (losses) on investments	(4.58)	3.84	3.27	4.04	2.27
Total from investment operations	(4.15)	4.00	3.60	4.48	2.71
Less distributions:
Dividends from net investment
income	(0.21)	(0.25)	(0.32)	(0.43)	(0.32)
Dividends from net realized gains	(2.68)	(1.30)	(2.13)	(0.40)	—
Return of capital	(0.04)	—	—	—	—
Total distributions	(2.93)	(1.55)	(2.45)	(0.83)	(0.32)
Net asset value, end of period	$13.83	$20.91	$18.46	$17.31	$13.66

Total return	-19.74%	21.96%	22.94%(1)	33.22%	24.24%

Supplemental data and ratios:
Net assets, end of period	$82,124,778	$117,462,121	$89,616,046	$75,043,878	$79,795,852

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.52%	1.49%	1.51%(2)	1.51%	1.56%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.46%	1.46%	1.49%(2)	1.49%	1.49%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	0.99%	0.67%	2.46%(2)	2.83%	3.35%
After Expense
Reimbursement/(Recapture)	1.05%	0.70%	2.48%(2)	2.85%	3.41%

Portfolio turnover rate	81.59%	43.86%	41.09%	77.64%	24.30%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.92	$10.77	$11.01	$10.75	$11.05

Income from investment operations:
Net investment income	0.31	0.27	0.17	0.20	0.17
Net realized and unrealized
gains (losses) on investments	(0.28)	0.15	(0.24)	0.26	(0.28)
Total from investment operations	0.03	0.42	(0.07)	0.46	(0.11)
Less distributions:
Dividends from net investment
income	(0.31)	(0.27)	(0.17)	(0.20)	(0.17)
Dividends from net realized gains	—	—	—	—	(0.02)
Total distributions	(0.31)	(0.27)	(0.17)	(0.20)	(0.19)
Net asset value, end of period	$10.64	$10.92	$10.77	$11.01	$10.75

Total return	0.28%	3.92%	-0.64%(1)	4.29%	-1.01%

Supplemental data and ratios:
Net assets, end of period	$257,440,133	$247,841,846	$213,170,198	$157,544,853	$80,301,556

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.23%	1.28%	1.29%(2)	1.33%	1.41%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.23%	1.28%	1.29%(2)	1.29%	1.29%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	2.93%	2.53%	2.15%(2)	1.90%	1.65%
After Expense
Reimbursement/(Recapture)	2.93%	2.53%	2.15%(2)	1.94%	1.77%

Portfolio turnover rate	66.26%	50.36%	14.61%	30.05%	18.90%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	March 31, 2008	March 31, 2007	March 31, 2006	June 30, 2005	June 30, 2004
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.27	$9.11	$10.73	$10.38	$10.71

Income from investment operations:
Net investment income	0.41	0.38	0.34	0.25	0.36
Net realized and unrealized
gains (losses) on investments	(0.06)	0.15	(0.39)	0.41	(0.34)
Total from investment operations	0.35	0.53	(0.05)	0.66	0.02
Less distributions:
Dividends from net investment
income	(0.41)	(0.37)	(0.26)	(0.27)	(0.35)
Dividends from net realized gains	(0.01)	—	(0.08)	(0.04)	—
Return of Capital	—	—	(1.23)	—	—
Total distributions	(0.42)	(0.37)	(1.57)	(0.31)	(0.35)
Net asset value, end of period	$9.20	$9.27	$9.11	$10.73	$10.38

Total return	3.87%	5.96%	-0.48%(1)	6.47%	0.21%

Supplemental data and ratios:
Net assets, end of period	$804,085,918	$716,017,829	$612,841,433	$508,047,802	$284,788,044

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.18%	1.16%	1.19%(2)	1.24%	1.29%
After Expense Reimbursement/
(Recapture) and Securities
Lending Credit	1.13%	1.14%	1.16%(2)	1.20%	1.29%

Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	4.37%	4.14%	3.43%(2)	2.51%	3.71%
After Expense
Reimbursement/(Recapture)	4.42%	4.16%	3.47%(2)	2.55%	3.71%

Portfolio turnover rate	307.52%	280.55%	261.52%	471.24%	11.82%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS
	Enhanced	Enhanced	Enhanced	Enhanced
	Fundamental	Fundamental	Fundamental	Fundamental
	Index™	Index™	Index™	Index™
	Large Company	Large Company	Small Company	Small Company
	Growth Fund	Value Fund	Growth Fund	Value Fund
	August 9, 2007(1)	August 9, 2007(1)	August 9, 2007(1)	August 9, 2007(1)
	through	through	through	through
	March 31,	March 31,	March 31,	March 31,
	2008	2008	2008	2008
Per share data for a share of capital stock
outstanding for the entire period and
selected information for the period are
as follows:
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	0.04	0.07	(0.01)	0.05
Net realized and unrealized losses
on investments	(0.38)	(1.53)	(0.87)	(1.67)
Total from investment operations	(0.34)	(1.46)	(0.88)	(1.62)
Less distributions:
Dividends from net investment income	(0.02)	(0.04)	—	(0.03)
Dividends from net realized gains	(0.01)	(0.01)	(0.02)	(0.02)
Return of capital	—	—	—*	—
Total distributions	(0.03)	(0.05)	(0.02)	(0.05)
Net asset value, end of period	$9.63	$8.49	$9.10	$8.33

Total return	-3.40%(2)	-14.73%(2)	-8.80%(2)	-16.27%(2)

Supplemental data and ratios:
Net assets, end of period	$67,546,939	$54,697,080	$12,610,898	$6,045,461

Ratio of expenses to average net assets
Before Expense Reimbursement	1.82%(3)	1.92%(3)	3.55%(3)	6.30%(3)
After Expense Reimbursement	1.22%(3)	1.22%(3)	1.22%(3)	1.22%(3)

Ratio of net investment income (loss) to average
net assets
Before Expense Reimbursement	0.28%(3)	1.21%(3)	-2.62%(3)	-3.72%(3)
After Expense Reimbursement	0.88%(3)	1.91%(3)	-0.29%(3)	1.36%(3)

Portfolio turnover rate	22.70%	7.67%	11.86%	16.18%

(1) Commencement of Operations.
(2) Not Annualized.
(3) Annualized.
* Amount represents less than $0.01 per share.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2008

1.	Organization

AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twelve funds (the “Funds”). The following eight funds are non-diversified: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund. The following four funds are diversified: AssetMark Enhanced Fundamental Index™ Large Company Growth Fund, AssetMark Enhanced Fundamental Index™ Large Company Value Fund, AssetMark Enhanced Fundamental Index™ Small Company Growth Fund and AssetMark Enhanced Fundamental Index™ Small Company Value Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Enhanced Fundamental Index Funds commenced operations on August 9, 2007. The other eight Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation
Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair market value as determined by the Valuation Committee.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At March 31, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

(b)	Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the period ended March 31, 2008. For all Funds engaged in securities lending, portions of cash collateral for securities on loan were invested in repurchase agreements at March 31, 2008.

(c)	Federal Income Taxes
The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

Effective September 30, 2007, the Trust adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations. As of March 31, 2008, open Federal tax years include the tax years ended March 31, 2005 through 2007.

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)	Expenses
Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)	Security Transactions and Income Recognition
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(h)	Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

(i)	Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options
Exchange traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

As of March 31, 2008, the Core Plus Fixed Income Fund has entered into written call options, for which sufficient collateral was set aside, as disclosed in the Schedule of Investments.

Futures
Each actively managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. Each Enhanced Fundamental Index™ Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost effective manner in accordance with its principal investment strategies. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps
The Core Plus Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the year ended March 31, 2008, the Funds had no open or outstanding swap contracts.

(j)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage ‘‘dollar rolls’’ in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(k)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(l)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

(m)	Auction Rate Securities

The Tax-Except Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

(n)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(o)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $42,000 per year and $3,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Board contains a lead Trustee who receives a retainer fee of $48,000 per year. Telephonic meeting fees are determined according to length of the meeting as follows: $1,500 for one to two hours, $2,000 for two to three hours and $3,500 for three hours or longer. Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees.
3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Advisor is a wholly owned subsidiary of Genworth Financial, Inc. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
Enhanced Fundamental Index™
Large Company Growth Fund	0.75%
Enhanced Fundamental Index™
Large Company Value Fund	0.75%
Enhanced Fundamental Index™
Small Company Growth Fund	0.75%
Enhanced Fundamental Index™
Small Company Value Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain breakpoints in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

The Advisor has agreed to waive, through October 31, 2008, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Enhanced Fundamental Index™
Large Company Growth Fund	1.22%
Enhanced Fundamental Index™
Large Company Value Fund	1.22%
Enhanced Fundamental Index™
Small Company Growth Fund	1.22%
Enhanced Fundamental Index™
Small Company Value Fund	1.22%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. As of March 31, 2008, the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving expenses in the Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

Year of
Expiration
03/31/2011
Enhanced Fundamental Index™
Large Company Growth Fund	$132,884
Enhanced Fundamental Index™
Large Company Value Fund	120,516
Enhanced Fundamental Index™
Small Company Growth Fund	85,646
Enhanced Fundamental Index™
Small Company Value Fund	81,433

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. For example, these amounts are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark Investment Services Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided in connection with the program. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

6.	Securities Lending

Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, a percentage of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. A portion of the fee to be paid to the Custodian in fiscal year 2009 will be waived.

As of March 31, 2008, the Funds (excluding the Tax-Exempt Fund and the Fundamental Index™ Funds) had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending expense offset.

In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. During the year ended March 31, 2008, the Funds incurred unrealized depreciation on security lending collateral investments of:

Unrealized
Depreciation
Large Cap Growth Fund	$2,299,606
Large Cap Value Fund	2,169,844
Small/Mid Cap Growth Fund	519,485
Small/Mid Cap Value Fund	203,952
International Equity Fund	284,458
Real Estate Securities Fund	343,100
Core Plus Fixed Income Fund	2,192,192
As of March 31, 2008, the values of securities loaned
and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral
Large Cap Growth Fund	$215,113,841	$218,230,783
Large Cap Value Fund	200,136,152	203,239,102
Small/Mid Cap
Growth Fund	48,090,171	49,137,718
Small/Mid Cap
Value Fund	22,344,873	22,802,311
International
Equity Fund	23,272,875	23,570,669
Real Estate
Securities Fund	29,071,654	29,497,363
Core Plus Fixed
Income Fund	203,102,207	206,627,941

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2008 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	476,670,480	558,359,257
Large Cap Value Fund	268,230,988	266,251,233
Small/Mid Cap
Growth Fund	350,354,184	384,473,097
Small/Mid Cap Value Fund	163,465,153	145,942,370
International Equity Fund	897,760,771	968,244,160
Real Estate Securities Fund	67,296,436	81,475,985
Tax-Exempt Fixed
Income Fund	184,732,545	167,013,325
Core Plus Fixed
Income Fund*	2,234,493,499	2,134,590,450

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

	Purchases	Sales
Enhanced Fundamental
Index™ Large Company
Growth Fund	64,823,162	7,050,135
Enhanced Fundamental
Index™ Large Company
Value Fund	51,341,005	1,876,738
Enhanced Fundamental
Index™ Small Company
Growth Fund	11,259,885	628,911
Enhanced Fundamental
Index™ Small Company
Value Fund	5,263,258	376,328
* Included in these amounts were $247,687,354 of purchases and $274,199,358 of sales of U.S. Government Securities.

8.	Option Contracts Written

The premium amount and number of option contracts written during the year ended March 31, 2008 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 3/31/07	$(46,308)	(232)
Options written	(808,514)	(1,481)
Options expired	104,275	320
Options exercised	—	—
Options closed	583,533	1,187
Outstanding at 3/31/08	$(167,014)	(206)

9.	Other Tax Information

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses and foreign currency. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Large Cap
Growth
Fund	$756,492	$(757,160)	$668
Large Cap
Value Fund	5,197	(5,197)	—
Small/Mid
Cap
Growth
Fund	1,519,077	(1,518,891)	(186)
Small/Mid
Cap Value
Fund	(12,203)	21,801	(9,598)
International
Equity
Fund	1,741,377	(1,741,376)	(1)
Real Estate
Securities
Fund	172,950	73,152	(246,102)
Tax-Exempt
Fixed
Income
Fund	—	—	—
Core Plus
Fixed
Income
Fund	144,963	(144,963)	—
Enhanced
Fundamental
Index™
Large
Company
Growth
Fund	4	112	(116)

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock
Enhanced
Fundamental
Index™
Large
Company
Value
Fund	133	31	(164)
Enhanced
Funda-
mental
Index™
Small
Company
Growth
Fund	10,707	(3,466)	(7,241)
Enhanced
Funda-
mental
Index™
Small
Company
Value
Fund	(41)	65	(24)

The Funds intend to utilize provisions of the Federal
income tax laws which allow the Funds to carry
realized capital losses forward for eight years following
the year of loss and offset such losses against any future
realized capital gains. Capital loss carryforwards
available for Federal income tax purposes are as
follows:

Capital losses expiring:
	3/31/12	3/31/13	3/31/14
Large Cap Growth
Fund	—	—	—
Large Cap Value
Fund	—	—	—
Small/Mid Cap
Growth Fund	—	—	—
Small/Mid Cap
Value Fund	—	—	—
International Equity
Fund	—	—	—
Real Estate Securities
Fund	—	—	—
Tax-Exempt Fixed
Income Fund	(16,163)	(128,240)	(10,395)
Core Plus Fixed
Income Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Large Company
Value Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Growth Fund	—	—	—
Enhanced Fundamental
Index™ Small Company
Value Fund	—	—	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008
	3/31/15	3/31/16
Large Cap Growth Fund	—	—
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed
Income Fund	(573,575)	(1,190,258)
Core Plus Fixed
Income Fund	—	—
Enhanced Fundamental
Index™ Large Company
Growth Fund	—	—
Enhanced Fundamental
Index™ Large Company
Value Fund	—	—
Enhanced Fundamental
Index™ Small Company
Growth Fund	—	—
Enhanced Fundamental
Index™ Small Company
Value Fund	—	—

Additionally, at March 31, 2008, the Funds deferred on
a tax basis post-October 2007 losses are as follows:

Large Cap Growth Fund		12,948,707
Large Cap Value Fund		5,115,990
Small/Mid Cap Growth Fund		7,762,446
Small/Mid Cap Value Fund		15,796,190
International Equity Fund		—
Real Estate Securities Fund		491,579
Tax-Exempt Fixed Income Fund*		936,627
Core Plus Fixed Income Fund		—
Enhanced Fundamental Index™ Large
Company Growth Fund		184,773
Enhanced Fundamental Index™ Large
Company Value Fund		152,917
Enhanced Fundamental Index™ Small
Company Growth Fund		14,155
Enhanced Fundamental Index™ Small
Company Value Fund		36,007

	Year Ended March 31, 2008
	Ordinary	Long-Term
	Income	Capital Gain	Return of
	Distributions	Distributions	Capital
Large Cap
Growth Fund	12,083,393	25,705,139	—
Large Cap
Value Fund	19,771,698	40,346,286	—
Small/Mid Cap
Growth Fund	16,312,992	8,458,355	—
Small/Mid Cap
Value Fund	2,644,017	1,652,158	26,098
International
Equity Fund	35,604,336	89,693,528	—
Real Estate
Securities Fund	1,838,967	11,827,463	246,102
Tax-Exempt Fixed
Income Fund*	7,671,793	—	—
Core Plus Fixed
Income Fund	34,075,503	1,310,487	—
Enhanced
Fundamental
Index™ Large
Company
Growth Fund	120,947	12,263	—
Enhanced
Fundamental
Index™ Large
Company
Value Fund	138,841	8,537	—

	Year Ended March 31, 2008
	Ordinary	Long-Term
	Income	Capital Gain	Return of
Enhanced	Distributions	Distributions	Capital
Fundamental
Index™ Small
Company
Growth Fund	2,725	6,709	7,229
Enhanced
Fundamental
Index™ Small
Company
Value Fund	15,595	—	—

* Contains $7,671,793 of tax-exempt income for year ended
3/31/2008.
The fund designated as long-term captial gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount
necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended 3/31/08.

	Year Ended
	March 31, 2007
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions
Large Cap
Growth Fund	—	$18,666,939
Large Cap
Value Fund	$21,479,966	41,464,641
Small/Mid Cap
Growth Fund	5,361,435	1,172,637
Small/Mid Cap
Value Fund	10,109,223	20,852,544
International
Equity Fund	45,260,017	38,531,201
Real Estate
Securities Fund	1,993,621	5,081,132
Tax-Exempt Fixed
Income Fund*	5,575,058	—
Core Plus Fixed
Income Fund	27,047,513	—

* Contains $5,575,058 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2008

At March 31, 2008 the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate
	Growth	Value	Cap Growth	Cap Value	Equity	Securities
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of Investments	712,783,727	681,954,049	145,060,607	115,056,655	650,470,524	78,983,229
Gross Unrealized
Appreciation	86,037,643	79,449,050	12,561,674	5,134,460	74,137,782	20,189,260
Gross Unrealized
Depreciation	(54,522,943)	(99,289,271)	(10,578,541)	(10,701,307)	(49,728,526)	(5,037,564)
Net Unrealized
Apprec (Deprec)	31,514,700	(19,840,221)	1,982,533	(5,566,847)	24,409,256	15,151,696

Undistributed
Tax-Exempt
Ordinary Income	—	—	—	—	—	—
Undistributed
Ordinary Income	41,519	2,178,548	—	—	2,923,670	—
Undistributed
Long-Term
Cap Gains	—	9,123	132,585	—	3,267,351	—
Total Distributable
Earnings	41,519	2,187,671	132,585	—	6,191,021	—

Other Accumulated
Gains (Losses)	(13,591,258)	(5,115,990)	(7,904,618)	(15,983,819)	(237,843)	(661,678)
Total Accumulated
Earnings (Losses)	17,964,961	(22,768,540)	(5,789,500)	(21,550,666)	30,362,434	14,490,018

		Enhanced	Enhanced	Enhanced	Enhanced
		Fundamental	Fundamental	Fundamental	Fundamental
Tax-Exempt	Core Plus	Index™ Large	Index™ Large	Index™ Small	Index™ Small
Fixed Income	Fixed Income	Company	Company	Company	Company
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
259,812,019	923,300,055	61,587,066	52,473,944	11,221,716	4,981,975

2,348,063	15,651,425	1,528,123	1,056,370	603,590	254,922

(5,958,562)	(35,817,417)	(5,084,781)	(7,283,256)	(1,387,333)	(735,690)

(3,610,499)	(20,165,992)	(3,556,658)	(6,226,886)	(783,743)	(480,768)

192,750	—	—	—	—	—

3,442	3,385,993	100,022	199,295	—	12,074

—	8,060,419	165	19	—	—

196,192	11,446,412	100,187	199,314	—	12,074

(2,855,258)	(227,715)	(184,771)	(152,916)	(14,152)	(36,006)

(6,269,565)	(8,947,295)	(3,641,242)	(6,180,488)	(797,895)	(504,700)

AssetMark Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
AssetMark Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund and AssetMark Enhanced Fundamental Index Small Company Value Fund as of March 31, 2008, and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2006, were audited by other auditors whose report dated May 26, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of as of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index Large Company Growth Fund, AssetMark Enhanced Fundamental Index Large Company Value Fund, AssetMark Enhanced Fundamental Index Small Company Growth Fund and AssetMark Enhanced Fundamental Index Small Company Value Fund as of March 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

(signed) KPMG LLP
Milwaukee, Wisconsin
May 29, 2008

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2008

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, Real Estate Securities Fund, Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 66%, 81%, 8%, 61%, 26%, 100%, 100%, 100% and 100%, respectively, of dividends during the fiscal year ended March 31, 2008, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Enhanced Fundamental Index™ Large Company Growth Fund, Enhanced Fundamental Index™ Large Company Value Fund, Enhanced Fundamental Index™ Small Company Growth Fund and Enhanced Fundamental Index™ Small Company Value Fund designates 70%, 82%, 8%, 61%, 60%, 29%, 100%, 100%, 100% and 100%, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2008, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit Pass Through (Unaudited)

For the year ended March 31, 2008, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid
Austria	$433,267	$77,993
Australia	681,725	25,082
Belgium	125,861	20,222
Bermuda	56,160	—
Brazil	397,090	60,585
Canada	3,999	600
Denmark	123,116	18,467
France	2,554,408	404,122
Germany	1,925,266	287,021
Greece	856,951	—
Hong Kong	332,264	—
Indonesia	130,419	19,563
India	10,513	1,040
Ireland	132,173	10,025
Israel	43,910	7,177
Italy	1,168,267	176,955
Japan	2,061,760	147,356
Luxemburg	42,130	6,320
Mexico	105,728	—
Netherlands	588,339	88,251
Philippines	52,422	13,105
Portugal	92,876	13,931
Norway	1,141,781	168,472
Spain	566,778	85,036
Sweden	1,654,750	184,627
Switzerland	943,741	143,188
Taiwan	—	10,351
157

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2008

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees
R. Thomas DeBerry, 66	Trustee	Indefinite Term	President, DeBerry Consulting (a	12	None
c/o AssetMark		since January	securities consulting firm) (1988-present);
Investment Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
William J. Klipp, 52	Trustee	Indefinite Term	Retired; President and Chief Operating	12	Trustee of
c/o AssetMark		since January	Officer, Charles Schwab Investment		Adelante
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present).
Boulevard, Suite 600
Pleasant Hill, CA 94523
Leonard H. Rossen, 75	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	12	None
c/o AssetMark		since January	consulting firm) (1999-present).
Investment Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523
Dennis G. Schmal, 61	Trustee	Indefinite Term	Self-employed consultant.	12	Director/Chairman,
c/o AssetMark		Since July 2007.			Pacific Metrics Corp.
Investment Services, Inc.					(Educational
2300 Contra Costa					Services) (2005 to
Boulevard, Suite 600					present); Director,
Pleasant Hill, CA 94523					Varian Semiconductor
					Equipment Associates,
					Inc. (2004 to present);
					Director, MCF Corp.
					(Financial Services)
					(2003 to present).

Interested Trustees
Ronald Cordes*, 48	Chairperson,	Indefinite Term	Principal, AssetMark Investment	12	None
AssetMark Investment	Trustee	since January	Services, Inc. (1994-present).
Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2008

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers
Carrie E. Hansen, 37	President and	1-Year Term	Senior Vice President, Chief Operations Officer	N/A	Chairman of
AssetMark	Treasurer	since January	AssetMark Investment Services, Inc. (2008-		the Board of
Investment Services, Inc.		2001	present); Senior Vice President, Managing		Genworth
2300 Contra Costa			Director of the AssetMark Funds, Chief		Financial Trust
Boulevard, Suite 600			Compliance Officer, AssetMark Investment		Company
Pleasant Hill, CA 94523			Services, Inc. (2007 to present); Senior Vice
President, CFO/CCO, AssetMark Investment
Services, Inc. (2004 to 2007); Vice President,
CFO/Director of Operations, AssetMark
Investment Services, Inc. (2000 to 2004).

Deborah Djeu, 45	Chief	1-Year Term	Deputy Chief Compliance Officer, the	N/A	N/A
AssetMark	Compliance	since May	AssetMark Funds, (2007 to 2008); Compliance
Investment Services, Inc.	Officer and	2008	Manager, GE Money, (2006 to 2007); Vice President,
2300 Contra Costa	AML		Wells Fargo Investments LLC, (2004 to 2006);
Boulevard, Suite 600	Compliance		Senior Enforcement Attorney, Pacific
Pleasant Hill, CA 94523	Officer		Exchange, (2002 to 2004).

Chris Villas-Chernak, 39	Secretary	1-Year Term	Senior Compliance Officer, AssetMark	N/A	N/A
AssetMark		since September	Investment Services, Inc., (2005 to present); Fund
Investment Services, Inc.		2006	Administration and Compliance Manager,
2300 Contra Costa			AssetMark Investment Services, Inc., (2004 to
Boulevard, Suite 600			2005); Fund Administration and Compliance
Pleasant Hill, CA 94523			Specialist, AssetMark Investment Services, Inc.,
(2002 to 2004).

* Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809. Information shown above reflect changes in the Officers of the Trust approved by the Trustees on May 6, 2008.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.
159

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2008

6.	Statement Regarding the Basis for Approval of Sub-Advisory Agreements (Unaudited)

During the six-month period ended March 31, 2008, the Board of Trustees (the “Board” or the “Trustees”) of AssetMark Funds (the “Trust”) approved two new sub-advisory agreements between the Trust’s investment advisor, AssetMark Investment Services, Inc. (the “Advisor”), on behalf of two of the Trust’s series, the AssetMark Real Estate Securities Fund and the AssetMark Small/Mid Cap Value Fund. The AssetMark Real Estate Securities Fund and the AssetMark Small/Mid Cap Value Fund are collectively referred to herein as the “Funds.” At a meeting held on December 18, 2007, the Board appointed Duff & Phelps Investment Management Co. (“Duff & Phelps”) to replace AEW Management and Advisors, L.P. as one of the sub-advisors for the AssetMark Real Estate Securities Fund.  At the meeting, the Board reviewed, considered and approved a new sub-advisory agreement between Duff & Phelps and the Advisor, on behalf of the AssetMark Real Estate Securities Fund.

At a meeting held on March 14, 2008, the Board appointed Integrity Asset Management, LLC (“Integrity”) to replace First Quadrant, L.P. as one of the sub-advisors for the AssetMark Small/Mid Cap Value Fund.  At the meeting, the Board reviewed, considered and approved a new sub-advisory agreement between Integrity and the Advisor, on behalf of the AssetMark Small/Mid Cap Value Fund.

The Funds are managed using a “manager of managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Funds’ portfolios.  Under this structure, the Advisor is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors.  The Board of Trustees is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager of managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The information, the material factors considered and the conclusions that formed the basis of the Board’s approval of each sub-advisory agreement are described below.  This summary describes the most important, but not all, of the factors evaluated by the Board.  In deciding to approve each sub-advisory agreement, the Trustees did not identify any particular information or any single factor or conclusion that was controlling.

Materials Reviewed and the Review Process

Assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review.  The materials provided to the Board related to, among other things: (a) the terms and conditions of each proposed sub-advisory agreement; (b) the nature, quality and scope of the services to be provided by each sub-advisor, as well as the schedule of fees to be charged for such services; (c) each sub-advisor’s investment performance compared to an industry peer group, as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each sub-advisor’s personnel, operations, financial position and business operations; (f) information regarding each sub-advisor’s brokerage and compliance practices; and (g) information regarding each sub-advisor’s interactions with the Advisor.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, and had previously received a detailed memorandum prepared by counsel to the Trust that described the Trustees’ legal duties and obligations in considering the approval of the sub-advisory agreements.  The Independent Trustees discussed in detail, in executive sessions with independent counsel at which no representatives of the Advisor or the sub-advisors were present, their legal duties and the materials provided by each sub-advisor.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve each of the sub-advisory agreements.  In so doing, the Trustees considered the Advisor’s active role as a “manager of managers,” which includes, among other functions, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the AssetMark Funds to realize economies of scale without compromising the quality of services.  The Trustees considered the process by which the Advisor reviewed, selected and recommended each sub-advisor for the Board’s approval.  These factors and the Board’s conclusions are set forth below.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2008

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services to be provided to the respective Funds by the sub-advisors.  The Trustees considered each sub-advisor’s investment management process, including (a) the experience and capability of the sub-advisor’s management and other personnel; (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor’s brokerage practices.  The Trustees also considered the Advisor’s favorable assessment as to the nature, extent and quality of the sub-advisory services expected to be provided by each sub-advisor.  Based on their review and consideration of the foregoing information, the Trustees concluded that the nature, extent and quality of the services provided by each sub-advisor will likely benefit each Fund and its shareholders.

Investment Performance

At the time of the Board’s consideration of each sub-advisory agreement, neither sub-advisor had commenced managing its allocated portion of the respective Fund.  Therefore, there was no record of each sub-advisor’s specific performance with respect to the Funds.  However, the Board was provided with, and considered, performance information for other accounts managed by each sub-advisor that have similar investment objectives and policies to the respective Fund.  The Trustees also considered each sub-advisor’s investment performance record relative to benchmark indices.  The Trustees concluded that each sub-advisor’s performance record supported the approval of the applicable sub-advisory agreement.

Sub-Advisory Fees and Economies of Scale

The Trustees considered the proposed fee schedule for each sub-advisor.  The Trustees also considered individual reports prepared for each sub-advisor containing comparative information regarding fees.  In order to consider comparative advisory fees, the Trustees generally compared the fees in the sub-advisory agreements to peer groups of funds with similar investment objectives and policies.  The Trustees considered that the sub-advisory fees would be paid by the Advisor from the fees it receives from the Funds, and would not result in additional fees borne by the Funds.  The Trustees also considered that breakpoints in the sub-advisory agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders under an agreement with the Advisor.  The Trustees concluded that the sub-advisory fees to be paid to each of the sub-advisors were reasonable in light of the services to be provided to each Fund.

Ancillary Benefits

The Trustees considered other benefits that each sub-advisor might receive as a result of their relationship with the Funds.  The Board observed that, consistent with each sub-advisor’s fiduciary obligations to the Fund for which it serves as a sub-advisor, each sub-advisor may direct Fund brokerage transactions to certain broker-dealers to obtain research and other services.

Conclusions

Based on their full evaluation of the relevant factors, the Board and the Independent Trustees concluded that all of the factors above favored approval of the sub-advisory agreements with Duff & Phelps and Integrity.  The Board and the Independent Trustees also concluded that each sub-advisory fee is reasonable; and that the approval of each sub-advisory agreement is in the best interests of the applicable Fund and its shareholders.

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AssetMark *funds*®

AssetMark Funds

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Capital Brokerage Corporation
6620 West Broad Street
Building 2
Richmond, VA 23230

Annual Report
March 31, 2008

Item 2. Code of Ethics.

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  During the period covered by the report, there were no: (i) amendments to the code of ethics that apply to the registrant’s principal executive officer or principal financial officer, or (ii) waivers (including implicit waivers) granted from the provisions of the code of ethics to the registrant’s principal executive officer or principal financial officer.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d)  The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2008	FYE 03/31/07
Audit Fees	$239,920	$173,000
Audit-Related Fees	$0	$0
Tax Fees	$57,720	$37,000
All Other Fees	$0	$0

(e)(1)  The audit committee has adopted an Audit Committee Charter that provides that the audit committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the registrant and non-audit services to the registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described above in each of paragraphs (b) through (d) of this Item were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements for the most recent fiscal year were attributed to work performed by full-time, permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (not including any sub-advisers) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Non-Audit Fees	FYE 03/31/2008	FYE 03/31/2007
Registrant	$57,720	$37,000
Registrant’s investment adviser	$0	$0
Any entity controlling, controlled by or under common control with the investment adviser that provides services to the registrant	$0	$0

(h)  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-advisers) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the principal accountant has not compromised the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer believe that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AssetMark Funds

By (Signature and Title)*  /s/ Carrie E. Hansen
Carrie E. Hansen
President
Principal Executive Officer

Date    5/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*  /s/ Carrie E. Hansen
Carrie E. Hansen
President & Treasurer
Principal Executive Officer & Principal Financial Officer

Date    5/29/2008